united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300, Indianapolis, Indiana 46204

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-223-2703

Date of fiscal year end: 12/31

Date of reporting period: 06/30/18

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2018

Global Atlantic Portfolios
Global Atlantic BlackRock Allocation Portfolio
Global Atlantic BlackRock Disciplined Core Portfolio
Global Atlantic BlackRock Disciplined Growth Portfolio
Global Atlantic BlackRock Disciplined International Core Portfolio
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Global Atlantic BlackRock Disciplined Small Cap Portfolio
Global Atlantic BlackRock Disciplined U.S. Core Portfolio
Global Atlantic BlackRock Disciplined Value Portfolio
Global Atlantic BlackRock High Yield Portfolio
Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Global Atlantic Goldman Sachs Global Equity Insights Portfolio
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Class I and Class II shares

Each a separate series of the Forethought Variable Insurance Trust
Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Shareholders/Contract Owners:	unaudited

The domestic equity market rally slowed considerably in the first six months of 2018 when compared to 2017, while international equities fell during this period after realizing very strong returns in 2017. The first half of 2018 was marked by heightened volatility, especially from February to April, driven by concerns over international trade tensions between the U.S. and its major trading partners, equity valuations, inflation, rising interest rates, the U.S.-North Korea summit, and the U.S.’ exit from the Iran nuclear agreement. A notable spike in volatility occurred in early February, which led to a 9.50% decline in the S&P 500. This increase in volatility was evidenced by a four-day period during which the daily range between the high and the low on the S&P 500 exceeded 4%. This decline was quickly followed by a rapid, partial recovery of 6.50%. However, the S&P 500 has yet to fully recover to its pre-decline 2018 peak, which it had reached in late January.

Despite the fact that first quarter corporate earnings were generally strong compared to forecasted earnings (in large part due to the tax reform legislation that was passed in 2017), positive revisions to forward-looking estimates for the remainder of 2018 have not occurred. Escalating tensions between the U.S. and its major trading partners and higher interest rates have led to a strengthening of the U.S. dollar and heightened concerns regarding global economic growth. These developments could negatively impact U.S. corporate earnings growth as approximately 40% of the earnings of the S&P 500 are generated outside the United States.

With this geopolitical backdrop, as well as a strengthening U.S. dollar and rising U.S. interest rates, U.S. equity indices led in the first half of 2018, with the Russell 2000 up 7.66% (as compared to 14.65% in 2017), followed by the S&P MidCap 400 and the S&P 500 up 3.49% and 2.65%, respectively (as compared to 16.24% and 21.83%, respectively in 2017)

Internationally, the MSCI EAFE and the MSCI Emerging Markets were down -2.75% and -6.66%, respectively (as compared to up 25.03% and 37.28%, respectively in 2017). Regionally, European equities, as measured by the Euro Stoxx 50, were down -3.72% for the first half of 2018 (as compared to up 24.27% in 2017), while the UK and Japanese equity markets, as measured by the FTSE 100 and Nikkei 225, respectively, fell -0.81% and -0.12%, respectively (as compared to up 22.56% and 23.12% in 2017, respectively).

After raising interest rates three times in 2017, the U.S. Federal Reserve (the “Fed”) raised rates twice in the first half of 2018 and indicated in June that it may raise rates one or two more times this year. Similar to 2017, domestic investment grade bonds, as measured by the Bloomberg Barclays US Aggregate Bond Index, trailed domestic equity markets, falling -1.62% year-to-date (as compared to up 3.54% in 2017). The ICE BofAML U.S. High Yield Total Return Index rose just 0.06% during the first half of 2018 (as compared to up 4.92% in 2017). Commodities were positive in the first half of 2018 with the S&P GSCI up 10.36% (as compared to up 5.77% in 2017), led by a 24.79% rise in oil prices that more than offset a 4.04% decline in gold. The U.S. dollar strengthened 2.55% during the first half of 2018 after declining -9.87% in 2017.

For asset allocation funds, these disparate returns meant that asset allocation decisions, and the timing of those decisions, were important drivers of performance during the period. The following pages contain Management’s discussion of recent Portfolio performance. Thank you for investing in the Global Atlantic Portfolios.

Sincerely,

Eric D. Todd, CFA	Cameron Jeffreys, CFA
President	Senior Vice President
Global Atlantic Investment Advisors, LLC	Global Atlantic Investment Advisors, LLC

Portfolio	Benchmark
Global Atlantic BlackRock Allocation Portfolio	S&P Target Risk® Growth Index
Global Atlantic BlackRock Disciplined Core Portfolio	S&P 500® Index
Global Atlantic BlackRock Disciplined Growth Portfolio	Russell 1000® Growth Index
Global Atlantic BlackRock Disciplined International Core Portfolio	MSCI ACWI ex-USA Index
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Russell Midcap® Growth Index
Global Atlantic BlackRock Disciplined Small Cap Portfolio	Russell 2000® Index
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	S&P 500® Index
Global Atlantic BlackRock Disciplined Value Portfolio	Russell 1000® Value Index
Global Atlantic BlackRock High Yield Portfolio	ICE BofAML U.S. High Yield Master II Index
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Bloomberg Barclays US Aggregate Bond Index
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	MSCI World Standard Index
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	Russell 1000® Growth Index
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	Russell Midcap® Value Index

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest directly in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

This report contains the current opinions of Global Atlantic Investment Advisors, LLC and/or sub-advisers at the time of its publication and should not be considered to be investment advice or a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice and securities described herein may no longer be included in, or may at any time be removed from, a Portfolio’s portfolio. This report is distributed for informational purposes only. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Index Definitions:

S&P Target Risk® Growth Index. An index that increases exposure to equities, while also providing limited fixed income exposure to diversify risk.

Bloomberg Barclays US Aggregate Bond Index (“Bbg Barclays US Agg Bond”). An index weighted according to market capitalization and includes, among other categories, Treasury securities, mortgage backed securities, government agency bonds and corporate bonds. To be included in the index, bonds must be rated investment grade by Moody’s and Standard and Poor’s.

ICE BofA ML High Yield Cash Pay MV USI Index (“ICE BofAML U.S. High Yield”). An index that tracks the performance of US dollar denominated, below investment grade corporate debt, currently in a coupon paying period, which is publically issued in the US domestic market.

ICE BofAML U.S. High Yield Master II Index. An unmanaged market value-weighted index comprised of over 2,300 domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities.

Chicago Board Options Exchange S&P 500 Volatility Index (“VIX”). An index that reflects a market estimate of future volatility, based on the weighted average of the implied volatilities for a wide range of strikes.

Euro Stoxx 50 Index (“Euro Stoxx 50”) . An index of 50 blue-chip stocks representing supersector leaders from 12 Eurozone countries.

FTSE 100 Index (“FTSE 100”). A share index of the 100 companies listed on the London Stock Exchange with the highest market capitalization. The index is maintained by the FTSE Group, a subsidiary of the London Stock Exchange Group. The index is unmanaged and not available for direct investment.

MSCI ACWI ex-USA Index. A free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.

MSCI EAFE Total Return Index (“MSCI EAFE”). An index created by Morgan Stanley Capital International (MSCI) that serves as a benchmark of the performance in major developed international equity markets as represented by 21 major MSCI indexes from Europe, Australasia and the Far East.

MSCI Emerging Markets Total Return Index (“MSCI Emerging Markets”). An index created by MSCI that is designed to measure equity market performance in global emerging markets. The index is unmanaged and not available for direct investment. The Emerging Markets Index is a float-adjusted market capitalization index that consists of indices in 24 emerging economies: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

MSCI World Standard Index. An index that represents large- and mid-cap equity performance across 23 developed markets countries, covering approximately 85% of the free float-adjusted market capitalization in each. The index offers a broad global equity benchmark, without emerging markets exposure.

Nikkei 225 Index (“Nikkei 225”). A price-weighted average of the 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

Russell 1000® Growth Index. An unmanaged index of common stock prices that measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Total Return Index (“Russell 2000”). An index measuring the performance approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

Russell 3000 Index. An index measuring the performance of approximately 3,000 of the largest U.S. companies.

Russell Midcap® Growth Index. An unmanaged index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values.

Russell Midcap® Value Index. An unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000® Value Index. An index that measures the performance of large- and mid-capitalization value sectors of the U.S. equity market. It is a subset of the Russell 1000® Index, which measures the performance of the large-capitalization sector of the U.S. equity market.

S&P MidCap 400 Total Return Index (“S&P MidCap 400”). A capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

S&P 500 Index (“S&P 500”). A market capitalization weighted price index composed of 500 widely held U.S. common stocks. Frequently used as a measure of U.S. stock market performance.

S&P GSCI Total Return Index (“S&P GSCI”). A broad based, production weighted index meant to be representative of the global commodity market beta. The S&P Goldman Sachs Commodity Index (GSCI) consists of 24 commodity futures on physical commodities across five sectors; energy, agriculture, livestock, industrial metals, and precious metals.

U.S. Dollar Index. An index that indicates the general international value of the U.S. Dollar by averaging the exchange rates between the U.S. Dollar and major world currencies.

3733-NLD-7/23/2018

Table of Contents

■	Global Atlantic Portfolio Reviews	5 – 30

■	Financial Statements:

	Portfolios of Investments	31 – 162

	Statements of Assets and Liabilities	163 – 166

	Statements of Operations	167 – 170

	Statements of Changes in Net Assets	171 – 177

	Financial Highlights	178 – 202

■	Notes to Financial Statements	203 – 229

■	Expense Examples	230 – 231

■	Privacy Notice	232 – 233

■	Proxy Voting Policy	Back Cover

■	Portfolio Holdings	Back Cover

Global Atlantic BlackRock Allocation Portfolio
Portfolio Review (Unaudited)
June 30, 2018

Investment Objective

The Portfolio seeks to provide total return.

Management Review

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During the first six months of 2018, the Class I shares of Global Atlantic BlackRock Allocation Portfolio outperformed its reference benchmark, the S&P Target Risk® Growth Index. The Portfolio posted a return of -0.10% compared to a benchmark return of -0.67%, a difference of 57 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

The Portfolio was supported by an overweight to equities broadly as an asset class. Within equities, the Portfolio’s tilt towards momentum stocks (i.e. stocks that are exhibiting a particular trend up or down) was a positive contributor. The decision to overweight the U.S. relative to both international developed and emerging market stocks contributed positively as well, although more marginally. With regards to fixed income, the Portfolio was supported by the decision to remain underweight duration. However, the Portfolio’s overweight to various fixed income credit positions - including both investment grade corporates and emerging market debt - detracted from performance.

How was the Portfolio positioned at period end?

At period end, the Portfolio continued to be positioned overweight equities relative to fixed income. Within equities, the Portfolio was overweight the U.S., underweight international developed markets, and close to neutral with respect to emerging market stocks. The Portfolio retained its style tilt towards momentum-oriented stocks. With regards to fixed income, the Portfolio at period end was modestly shy of duration, and slightly overweight investment grade corporate bonds.

7342-NLD-08/03/2018

Global Atlantic BlackRock Allocation Portfolio
Portfolio Review (Unaudited)
June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Global Atlantic BlackRock Allocation Portfolio
Class I	(0.10)%	1.80%
Class II	(0.10)%	1.70%
S&P Target Risk® Growth Index (Total Return)	(0.67)%	1.41%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 0.50% and 0.75% for Class I and Class II shares, respectively, per the April 27, 2018 prospectus.

**	Commencement of operations is November 1, 2017.

The S&P Target Risk® Growth Index (Total Return) provides increased exposure to equities, while also using some fixed income exposure to dampen risk. It is not possible to invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	64.9%
Exchange Traded Funds - Debt Funds	35.2%
Other Assets Less Liabilities - Net	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as of June 30, 2018.

Global Atlantic BlackRock Disciplined Core Portfolio
Portfolio Review (Unaudited)
June 30, 2018

Investment Objective

The Portfolio seeks to provide long-term capital appreciation.

Management Review

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During the first six months of 2018, the Class I shares of Global Atlantic BlackRock Disciplined Core Portfolio outperformed its reference benchmark, the S&P 500 Index. The Portfolio posted a return of 3.08% compared to a benchmark return of 2.65%, a difference of 43 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

BlackRock’s Scientific Active Equity (“SAE”) process systematically tracks and ranks the characteristics of companies in order to seek to construct a portfolio that has the best trade-off between returns, risk and costs. The SAE investment model groups the universe of securities based on an analysis of a wide range of factors, such as relative value (“Value”), earnings quality (“Quality”), market sentiment (“Sentiment”), and thematic insights. Relative valuation insights seek to incorporate, where appropriate, asset value, sales, earnings and cash flow forecasts over short and long periods. Earnings quality measures aim to assess the sustainability of earnings and the quality of corporate management by investigating company financials as well as other company statements. Market sentiment criteria seek to infer information about a company’s value from changes in analysts’ forecasts, linkages between companies, management decisions and the behavior of other market participants in equities and other securities markets. And lastly, thematic insights seek to identify and exploit commonalities among groups of stocks that are believed to drive prices but that currently appear to be less obvious to the market.

Quality signals contributed most during the first half of 2018, led by an insight that favors companies that are in a favorable position to increase their dividend soon, a factor that has empirically proven accretive to share prices. Also within Quality, signals that leverage balance sheet items to gauge the growth profile and efficient asset use also meaningfully contributed. Sentiment insights continued their positive performance driven by an insight that looks through other parts of a company’s capital structure, notably fixed-income instruments, for either negative or positive news which is often priced there before it impacts the stock price. Also within Sentiment, a newer insight that identifies longer-term trends in company fundamentals from executive statements, added value. Thematic insights were broadly flat for the six-month period, while Value signals detracted. The persistent outperformance of growth has caused many traditional Value signals to turn negative, for instance, insights that measure a stock’s attractiveness on cash-flow, sales and earnings valuation multiples.

How was the Portfolio positioned at period end?

At period end, the Portfolio was diversified across SAE’s major forecast models. Within Quality related insights, the Portfolio continues to favor companies that efficiently generate cash and deploy that is cash in ways that are believed to be beneficial for shareholders. These insights have performed steadily over time and across a variety of economic states. SAE’s Value insights continue to consist of asset-based and earnings-based models that are used to determine long-run company fair values. SAE’s Sentiment-related insights seek to identify volume and trading patterns that are associated with low information content, liquidity motivated trades, and stocks that have moved below their fair value for liquidity-motivated reasons. BlackRock believes that these insights should perform particularly well as investors continue to reallocate assets between equity markets in response to shifts in investor sentiment and risk appetite. SAE’s trend-following insights exploit the lead-lag relationships between companies that are linked economically.

Broadly speaking, SAE’s investment insights collectively offers clients access to alpha that is uncorrelated to investment factors by utilizing proprietarily methods to process unique and large sets of data. This process leaves the Portfolio with a majority of its active risk deliberately positioned with stock specific risk to attempt to reduce the exposure to style, industry and macroeconomic exposure which empirically has been difficult to forecast.

7342-NLD-08/03/2018

Global Atlantic BlackRock Disciplined Core Portfolio
Portfolio Review (Unaudited)
June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Global Atlantic BlackRock Disciplined Core Portfolio
Class I	3.08%	7.00%
Class II	2.89%	6.70%
S&P 500® Index (Total Return)	2.65%	6.80%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 0.48% and 0.73% for Class I and Class II shares, respectively, per the April 27, 2018 prospectus.

**	Commencement of operations is November 1, 2017.

The S&P 500® Index (Total Return) is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Common Stocks	98.5%
Money Market Fund	1.3%
Other Assets Less Liabilities - Net	0.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as of June 30, 2018.

Derivative exposure is included in “Other Assets Less Liabilities - Net”.

Global Atlantic BlackRock Disciplined Growth Portfolio
Portfolio Review (Unaudited)
June 30, 2018

Investment Objective

The Portfolio seeks to provide long-term capital appreciation.

Management Review

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During the first six months of 2018, the Class I shares of Global Atlantic BlackRock Disciplined Growth Portfolio underperformed its reference benchmark, the Russell 1000 Growth Index. The Portfolio posted a return of 7.17% compared to a benchmark return of 7.25%, a difference of -8 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

BlackRock’s Scientific Active Equity (“SAE”) process systematically tracks and ranks the characteristics of companies in order to seek to construct a portfolio that has the best trade-off between returns, risk and costs. The SAE investment model groups the universe of securities based on an analysis of a wide range of factors, such as relative value (“Value”), earnings quality (“Quality”), market sentiment (“Sentiment”), and thematic insights. Relative valuation insights seek to incorporate, where appropriate, asset value, sales, earnings and cash flow forecasts over short and long periods. Earnings quality measures aim to assess the sustainability of earnings and the quality of corporate management by investigating company financials as well as other company statements. Market sentiment criteria seek to infer information about a company’s value from changes in analysts’ forecasts, linkages between companies, management decisions and the behavior of other market participants in equities and other securities markets. And lastly, thematic insights seek to identify and exploit commonalities among groups of stocks that are believed to drive prices but that currently appear to be less obvious to the market.

Quality signals contributed most during the first half of 2018, led by an insight that favors companies that are in a favorable position to increase their dividend soon, a factor that has empirically proven accretive to share prices. Also within Quality, signals that leverage balance sheet items to gauge the growth profile and efficient asset use also meaningfully contributed. Sentiment insights continued their positive performance driven by an insight that looks through other parts of a company’s capital structure, notably fixed-income instruments, for either negative or positive news which is often priced there before it impacts the stock price. Also within Sentiment, a newer insight that identifies longer-term trends in company fundamentals from executive statements, added value. Thematic insights were broadly flat for the six-month period, while Value signals detracted. The persistent outperformance of growth has caused many traditional Value signals to turn negative, for instance, insights that measure a stock’s attractiveness on cash-flow, sales and earnings valuation multiples.

How was the Portfolio positioned at period end?

At period end, the Portfolio was diversified across SAE’s major forecast models. Within Quality related insights, the Portfolio continues to favor companies that efficiently generate cash and deploy that cash in ways that are believed to be beneficial for shareholders. These insights have performed steadily over time and across a variety of economic states. SAE’s Value insights continue to consist of asset-based and earnings-based models that are used to determine long-run company fair values. SAE’s Sentiment-related insights seek to identify volume and trading patterns that are associated with low information content, liquidity motivated trades, and stocks that have moved below their fair value for liquidity-motivated reasons. BlackRock believes that these insights should perform particularly well as investors continue to reallocate assets between equity markets in response to shifts in investor sentiment and risk appetite. SAE’s trend-following insights exploit the lead-lag relationships between companies that are linked economically. Broadly speaking, SAE’s investment insights collectively offers clients access to alpha that is uncorrelated to investment factors by utilizing proprietarily methods to process unique and large sets of data. This process leaves the Portfolio with a majority of its active risk deliberately positioned with stock specific risk to attempt to reduce the exposure to style, industry and macroeconomic exposure which empirically has been difficult to forecast.

7342-NLD-08/03/2018

Global Atlantic BlackRock Disciplined Growth Portfolio
Portfolio Review (Unaudited)
June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Global Atlantic BlackRock Disciplined Growth Portfolio
Class II	7.17%	10.60%
Russell 1000® Growth Index (Total Return)	7.25%	11.42%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 0.79% for Class II shares, per the April 27, 2018 prospectus.

**	Commencement of operations is November 1, 2017.

The Russell 1000® Growth Index (Total Return) is an unmanaged index of common stock prices that measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

Holdings by Asset Class	% of Net Assets
Common Stocks	97.9%
Money Market Fund	2.4%
Other Assets Less Liabilities - Net	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as of June 30, 2018.

Derivative exposure is included in “Other Assets Less Liabilities - Net”.

Global Atlantic BlackRock Disciplined International Core Portfolio
Portfolio Review (Unaudited)
June 30, 2018

Investment Objective

The Portfolio seeks to provide long-term capital appreciation.

Management Review

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During the first six months of 2018, the Class I shares of Global Atlantic BlackRock Disciplined International Core Portfolio outperformed its reference benchmark, the MSCI ACWI ex USA Index. The Portfolio posted a return of -3.33% compared to a benchmark return of -3.77%, a difference of 44 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

BlackRock’s Scientific Active Equity (“SAE”) process systematically tracks and ranks the characteristics of companies in order to seek to construct a portfolio that has the best trade-off between returns, risk and costs. The SAE investment model groups the universe of securities based on an analysis of a wide range of factors, such as relative value (“Value”), earnings quality (“Quality”), market sentiment (“Sentiment”), and thematic insights. Relative valuation insights seek to incorporate, where appropriate, asset value, sales, earnings and cash flow forecasts over short and long periods. Earnings quality measures aim to assess the sustainability of earnings and the quality of corporate management by investigating company financials as well as other company statements. Market sentiment criteria seek to infer information about a company’s value from changes in analysts’ forecasts, linkages between companies, management decisions and the behavior of other market participants in equities and other securities markets. And lastly, thematic insights seek to identify and exploit commonalities among groups of stocks that are believed to drive prices but that currently appear to be less obvious to the market.

After peaking in January, global equity markets declined on a number of concerns, with the main catalyst initially triggered by a reversal in the exceptionally strong performance observed across equity markets during January. Whilst somewhat natural after the strongest start to a calendar year on record, this correction occurred against a backdrop of upward pressure on bond yields. Increasing correlations to the down side across bonds and equities triggered a wave of market de-risking. The ‘Trade War’ became official during June as tariff exemptions ended, impacting the EU, Canada and Mexico, many of whom responded with tariffs of their own. European stocks underperformed in May with Italian shares down whilst safe haven treasuries and the Japanese Yen recouped earlier losses.

Within the Portfolio, stock selection drove most of the alpha during the period — more specifically our trending Sentiment signals and to a lesser extent Quality based fundamental insights were out performers. Insights designed to track the views of more informed hedge fund participants also contributed to start the year. From the second quarter of 2018, thematic insights were largest and most effective drivers of positive alpha as Japan and Asia-Pacific regions were rewarded in the second quarter. On the other hand, monetary policy signals struggled over May along with value measures being relatively weak.

How was the Portfolio positioned at period end?

From a regional standpoint the Portfolio has trimmed back its long Eurozone position. At the industry level, the Portfolio rotated away from its pro-growth stance, which included reducing exposure in IT and Healthcare and building more defensive positions. From a stock selection perspective, the Portfolio maintained a balanced allocation of risk across Fundamental Sentiment and Macro signals as BlackRock continues to monitor the Portfolio’s exposure to traditional quant factors.

7342-NLD-08/03/2018

Global Atlantic BlackRock Disciplined International Core Portfolio
Portfolio Review (Unaudited)
June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Global Atlantic BlackRock Disciplined International Core Portfolio
Class I	(3.33)%	(1.40)%
Class II	(3.34)%	(1.50)%
MSCI ACWI ex-USA Index	(3.77)%	(1.27)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 0.74% and 0.99% for Class I and Class II shares, respectively, per the April 27, 2018 prospectus.

**	Commencement of operations is November 1, 2017.

The MSCI ACWI ex-USA Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States. It is not possible to invest directly in an index.

Holdings by Asset Class	% of Net Assets
Common Stocks	90.4%
Exchange Traded Funds - Equity Funds	6.0%
Money Market Fund	2.4%
Rights	0.0	% ^
Other Assets Less Liabilities - Net	1.2%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as of June 30, 2018.

Derivative exposure is included in “Other Assets Less Liabilities - Net”.

^	Amount is less than 0.05%

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Portfolio Review (Unaudited)
June 30, 2018

Investment Objective

The Portfolio seeks to provide long-term capital appreciation.

Management Review

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During the first six months of 2018, the Class I shares of Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio outperformed its reference benchmark, the Russell Midcap Growth Index. The Portfolio posted a return of 6.67% compared to a benchmark return of 5.40%, a difference of 127 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

BlackRock’s Scientific Active Equity (“SAE”) process systematically tracks and ranks the characteristics of companies in order to seek to construct a portfolio that has the best trade-off between returns, risk and costs. The SAE investment model groups the universe of securities based on an analysis of a wide range of factors, such as relative value (“Value”), earnings quality (“Quality”), market sentiment (“Sentiment”), and thematic insights. Relative valuation insights seek to incorporate, where appropriate, asset value, sales, earnings and cash flow forecasts over short and long periods. Earnings quality measures aim to assess the sustainability of earnings and the quality of corporate management by investigating company financials as well as other company statements. Market sentiment criteria seek to infer information about a company’s value from changes in analysts’ forecasts, linkages between companies, management decisions and the behavior of other market participants in equities and other securities markets. And lastly, thematic insights seek to identify and exploit commonalities among groups of stocks that are believed to drive prices but that currently appear to be less obvious to the market.

Quality signals contributed most during the first half of 2018, led by an insight that favors companies that are in a favorable position to increase their dividend soon, a factor that has empirically proven accretive to share prices. Also within Quality, signals that leverage balance sheet items to gauge the growth profile and efficient asset meaningfully contributed, as did management quality focused on founder-led management teams. Sentiment insights continued their positive performance driven by an insight that looks through other parts of a company’s capital structure, notably fixed-income instruments, for either negative or positive news which is often priced there before it impacts the stock price. Also within Sentiment, a newer insight that identifies longer-term trends in company fundamentals from executive statements, added value. Growth-related quality insights lagged other measures but were positive for the period, while thematic insights contributed marginally. Value was the only lagging insight during the period, with the majority of the detraction stemming from traditional measurements such as insights that measure a stock’s attractiveness on sales-based valuation multiples.

How was the Portfolio positioned at period end?

At period end, the Portfolio was diversified across SAE’s major forecast models. Within Quality related insights, the Portfolio continues to favor companies that efficiently generate cash and deploy that cash in ways that are believed to be beneficial for shareholders. These insights have performed steadily over time and across a variety of economic states. SAE’s Value insights continue to consist of asset-based and earnings-based models that are used to determine long-run company fair values. SAE’s Sentiment-related insights seek to identify volume and trading patterns that are associated with low information content, liquidity motivated trades, and stocks that have moved below their fair value for liquidity-motivated reasons. BlackRock believes that these insights should perform particularly well as investors continue to reallocate assets between equity markets in response to shifts in investor sentiment and risk appetite. SAE’s trend-following insights exploit the lead-lag relationships between companies that are linked economically. Broadly speaking, SAE’s investment insights collectively offers clients access to alpha that is uncorrelated to investment factors by utilizing proprietarily methods to process unique and large sets of data. This process leaves the Portfolio with a majority of its active risk deliberately positioned with stock specific risk to attempt to reduce the exposure to style, industry and macroeconomic exposure which empirically has been difficult to forecast.

7342-NLD-08/03/2018

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Portfolio Review (Unaudited)
June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Class I	6.67%	10.40%
Class II	6.57%	10.30%
Russell Midcap® Growth Index (Total Return)	5.40%	9.86%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 0.63% and 0.88% for Class I and Class II shares, respectively, per the April 27, 2018 prospectus.

**	Commencement of operations is November 1, 2017.

The Russell Midcap® Growth Index (Total Return) is an unmanaged index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. It is not possible to invest directly in an index.

Holdings by Asset Class	% of Net Assets
Common Stocks	98.5%
Money Market Fund	1.4%
Other Assets Less Liabilities - Net	0.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as of June 30, 2018.

Derivative exposure is included in “Other Assets Less Liabilities - Net”.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
Portfolio Review (Unaudited)
June 30, 2018

Investment Objective

The Portfolio seeks to provide long-term capital appreciation.

Management Review

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During the first six months of 2018, the Class I shares of Global Atlantic BlackRock Disciplined Small Cap Growth Portfolio outperformed its reference benchmark, the Russell 2000 Index. The Portfolio posted a return of 8.02% compared to a benchmark return of 7.66%, a difference of 36 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

BlackRock’s Scientific Active Equity (“SAE”) process systematically tracks and ranks the characteristics of companies in order to seek to construct a portfolio that has the best trade-off between returns, risk and costs. The SAE investment model groups the universe of securities based on an analysis of a wide range of factors, such as relative value (“Value”), earnings quality (“Quality”), market sentiment (“Sentiment”), and thematic insights. Relative valuation insights seek to incorporate, where appropriate, asset value, sales, earnings and cash flow forecasts over short and long periods. Earnings quality measures aim to assess the sustainability of earnings and the quality of corporate management by investigating company financials as well as other company statements. Market sentiment criteria seek to infer information about a company’s value from changes in analysts’ forecasts, linkages between companies, management decisions and the behavior of other market participants in equities and other securities markets. And lastly, thematic insights seek to identify and exploit commonalities among groups of stocks that are believed to drive prices but that currently appear to be less obvious to the market.

Quality signals contributed most during the first half of 2018, led by an insight that favors companies that are in a favorable position to increase their dividend soon, a factor that has empirically proven accretive to share prices. Also within Quality, signals that leverage balance sheet items to gauge the growth profile and efficient asset meaningfully contributed, as did management quality focused on founder-led management teams. Sentiment insights continued their positive performance driven by an insight that looks through other parts of a company’s capital structure, notably fixed-income instruments, for either negative or positive news which is often priced there before it impacts the stock price. Also within Sentiment, a newer insight that identifies longer-term trends in company fundamentals from executive statements added value. Growth-related quality insights lagged other measures but were positive for the period, as were thematic insights, led by BlackRock’s proprietary machine learned signal that uses a multitude of company specific factors to predict outperformance. Value was the only lagging insight during the period, with the majority of the detraction stemming from traditional measurements such as insights that measure a stock’s attractiveness on sales-based valuation multiples.

How was the Portfolio positioned at period end?

At period end, the Portfolio was diversified across SAE’s major forecast models. Within Quality related insights, the Portfolio continues to favor companies that efficiently generate cash and deploy that cash in ways that are believed to be beneficial for shareholders. These insights have performed steadily over time and across a variety of economic states. SAE’s Value insights continue to consist of asset-based and earnings-based models that are used to determine long-run company fair values. SAE’s Sentiment-related insights seek to identify volume and trading patterns that are associated with low information content, liquidity motivated trades, and stocks that have moved below their fair value for liquidity-motivated reasons. BlackRock believes that these insights should perform particularly well as investors continue to reallocate assets between equity markets in response to shifts in investor sentiment and risk appetite. SAE’s trend-following insights exploit the lead-lag relationships between companies that are linked economically. Broadly speaking, SAE’s investment insights collectively offers clients access to alpha that is uncorrelated to investment factors by utilizing proprietarily methods to process unique and large sets of data. This process leaves the Portfolio with a majority of its active risk deliberately positioned with stock specific risk to attempt to reduce the exposure to style, industry and macroeconomic exposure which empirically has been difficult to forecast.

7342-NLD-08/03/2018

Global Atlantic BlackRock Disciplined Small Cap Portfolio
Portfolio Review (Unaudited)
June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Global Atlantic BlackRock Disciplined Small Cap Portfolio
Class I	8.02%	10.40%
Class II	7.93%	10.30%
Russell 2000® Index (Total Return)	7.66%	11.06%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 0.63% and 0.88% for Class I and Class II shares, respectively, per the April 27, 2018 prospectus.

**	Commencement of operations is November 1, 2017.

The Russell 2000® Index (Total Return) measures the performance of the small-capitalization sector of the U.S. equity market. It is not possible to invest directly in an index.

Holdings by Asset Class	% of Net Assets
Common Stocks	97.9%
Money Market Fund	2.6%
Other Assets Less Liabilities - Net	(0.5)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as of June 30, 2018.

Derivative exposure is included in “Other Assets Less Liabilities - Net”.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio
Portfolio Review (Unaudited)
June 30, 2018

Investment Objective

The Portfolio seeks to provide long-term capital appreciation.

Management Review

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During the first six months of 2018, the Class I shares of Global Atlantic BlackRock Disciplined U.S. Core Portfolio outperformed its reference benchmark, the S&P 500 Index. The Portfolio posted a return of 2.79% compared to a benchmark return of 2.65%, a difference of 14 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

BlackRock’s Scientific Active Equity (“SAE”) process systematically tracks and ranks the characteristics of companies in order to seek to construct a portfolio that has the best trade-off between returns, risk and costs. The SAE investment model groups the universe of securities based on an analysis of a wide range of factors, such as relative value (“Value”), earnings quality (“Quality”), market sentiment (“Sentiment”), and thematic insights. Relative valuation insights seek to incorporate, where appropriate, asset value, sales, earnings and cash flow forecasts over short and long periods. Earnings quality measures aim to assess the sustainability of earnings and the quality of corporate management by investigating company financials as well as other company statements. Market sentiment criteria seek to infer information about a company’s value from changes in analysts’ forecasts, linkages between companies, management decisions and the behavior of other market participants in equities and other securities markets. And lastly, thematic insights seek to identify and exploit commonalities among groups of stocks that are believed to drive prices but that currently appear to be less obvious to the market.

Quality signals contributed most during the first half of 2018, led by an insight that favors companies that are in a favorable position to increase their dividend soon, a factor that has empirically proven accretive to share prices. Also within Quality, signals that leverage balance sheet items to gauge the growth profile and efficient asset use also meaningfully contributed. Sentiment insights continued their positive performance driven by an insight that looks through other parts of a company’s capital structure, notably fixed-income instruments, for either negative or positive news which is often priced there before it impacts the stock price. Also within Sentiment, a newer insight that identifies longer-term trends in company fundamentals from executive statements, added value. Thematic insights were broadly flat for the six-month period, while Value signals detracted. The persistent outperformance of growth has caused many traditional Value signals to turn negative, for instance, insights that measure a stock’s attractiveness on cash-flow, sales and earnings valuation multiples.

How was the Portfolio positioned at period end?

At period end, the Portfolio was diversified across SAE’s major forecast models. Within Quality related insights, the Portfolio continues to favor companies that efficiently generate cash and deploy that cash in ways that are believed to be beneficial for shareholders. These insights have performed steadily over time and across a variety of economic states. SAE’s Value insights continue to consist of asset-based and earnings-based models that are used to determine long-run company fair values. SAE’s Sentiment-related insights seek to identify volume and trading patterns that are associated with low information content, liquidity motivated trades, and stocks that have moved below their fair value for liquidity-motivated reasons. BlackRock believes that these insights should perform particularly well as investors continue to reallocate assets between equity markets in response to shifts in investor sentiment and risk appetite. SAE’s trend-following insights exploit the lead-lag relationships between companies that are linked economically. Broadly speaking, SAE’s investment insights collectively offers clients access to alpha that is uncorrelated to investment factors by utilizing proprietarily methods to process unique and large sets of data. This process leaves the Portfolio with a majority of its active risk deliberately positioned with stock specific risk to attempt to reduce the exposure to style, industry and macroeconomic exposure which empirically has been difficult to forecast.

7342-NLD-08/03/2018

Global Atlantic BlackRock Disciplined U.S. Core Portfolio
Portfolio Review (Unaudited)
June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Global Atlantic BlackRock Disciplined U.S. Core Portfolio
Class I	2.79%	6.90%
Class II	2.79%	6.80%
S&P 500® Index (Total Return)	2.65%	6.80%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 0.48% and 0.73% for Class I and Class II shares, respectively, per the April 27, 2018 prospectus.

**	Commencement of operations is November 1, 2017.

The S&P 500® Index (Total Return) is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Common Stocks	97.9%
Money Market Fund	1.9%
Other Assets Less Liabilities - Net	0.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as of June 30, 2018.

Derivative exposure is included in “Other Assets Less Liabilities - Net”.

Global Atlantic BlackRock Disciplined Value Portfolio
Portfolio Review (Unaudited)
June 30, 2018

Investment Objective

The Portfolio seeks to provide long-term capital appreciation.

Management Review

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During the first six months of 2018, the Class I shares of Global Atlantic BlackRock Disciplined Value Portfolio outperformed its reference benchmark, the Russell 1000 Value Index. The Portfolio posted a return of -1.15% compared to a benchmark return of -1.69%, a difference of 54 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

BlackRock’s Scientific Active Equity (“SAE”) process systematically tracks and ranks the characteristics of companies in order to seek to construct a portfolio that has the best trade-off between returns, risk and costs. The SAE investment model groups the universe of securities based on an analysis of a wide range of factors, such as relative value (“Value”), earnings quality (“Quality”), market sentiment (“Sentiment”), and thematic insights. Relative valuation insights seek to incorporate, where appropriate, asset value, sales, earnings and cash flow forecasts over short and long periods. Earnings quality measures aim to assess the sustainability of earnings and the quality of corporate management by investigating company financials as well as other company statements. Market sentiment criteria seek to infer information about a company’s value from changes in analysts’ forecasts, linkages between companies, management decisions and the behavior of other market participants in equities and other securities markets. And lastly, thematic insights seek to identify and exploit commonalities among groups of stocks that are believed to drive prices but that currently appear to be less obvious to the market.

Quality signals contributed most during the first half of 2018, led by an insight that favors companies that are in a favorable position to increase their dividend soon, a factor that has empirically proven accretive to share prices. Also within Quality, signals that leverage balance sheet items to gauge the growth profile and efficient asset use also meaningfully contributed. Sentiment insights continued their positive performance driven by an insight that looks through other parts of a company’s capital structure, notably fixed-income instruments, for either negative or positive news which is often priced there before it impacts the stock price. Also within Sentiment, a newer insight that identifies longer-term trends in company fundamentals from executive statements, added value. Thematic insights were broadly flat for the six-month period, while Value signals detracted. The persistent outperformance of growth has caused many traditional Value signals to turn negative, for instance, insights that measure a stock’s attractiveness on cash-flow, sales and earnings valuation multiples.

How was the Portfolio positioned at period end?

At period end, the Portfolio was diversified across SAE’s major forecast models. Within Quality related insights, the Portfolio continues to favor companies that efficiently generate cash and deploy that cash in ways that are believed to be beneficial for shareholders. These insights have performed steadily over time and across a variety of economic states. SAE’s Value insights continue to consist of asset-based and earnings-based models that are used to determine long-run company fair values. SAE’s Sentiment-related insights seek to identify volume and trading patterns that are associated with low information content, liquidity motivated trades, and stocks that have moved below their fair value for liquidity-motivated reasons. BlackRock believes that these insights should perform particularly well as investors continue to reallocate assets between equity markets in response to shifts in investor sentiment and risk appetite. SAE’s trend-following insights exploit the lead-lag relationships between companies that are linked economically. Broadly speaking, SAE’s investment insights collectively offers clients access to alpha that is uncorrelated to investment factors by utilizing proprietarily methods to process unique and large sets of data. This process leaves the Portfolio with a majority of its active risk deliberately positioned with stock specific risk to attempt to reduce the exposure to style, industry and macroeconomic exposure which empirically has been difficult to forecast.

7342-NLD-08/03/2018

Global Atlantic BlackRock Disciplined Value Portfolio
Portfolio Review (Unaudited)
June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Global Atlantic BlackRock Disciplined Value Portfolio
Class I	(1.15)%	3.20%
Class II	(1.24)%	3.20%
Russell 1000® Value Index (Total Return)	(1.69)%	2.49%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 0.54% and 0.79% for Class I and Class II shares, respectively, per the April 27, 2018 prospectus.

**	Commencement of operations is November 1, 2017.

The Russell 1000® Value Index (Total Return) measures the performance of large- and mid-capitalization value sectors of the U.S. equity market. It is not possible to invest directly in an index.

Holdings by Asset Class	% of Net Assets
Common Stocks	98.5%
Money Market Fund	1.3%
Other Assets Less Liabilities - Net	0.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as of June 30, 2018.

Derivative exposure is included in “Other Assets Less Liabilities - Net”.

Global Atlantic BlackRock High Yield Portfolio
Portfolio Review (Unaudited)
June 30, 2018

Investment Objective

The Portfolio seeks to provide total return.

Management Review

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

How did the Portfolio perform during the period?

During the first six months of 2018, the Class I shares of Global Atlantic BlackRock High Yield Portfolio underperformed its reference benchmark, the ICE BofAML US High Yield Master II Index. The Portfolio posted a return of -1.21% compared to a benchmark return of 0.08%, a difference of -129 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

The majority of underperformance occurred in the first quarter of the year. This underperformance was primarily due to two factors. First, lower quality bonds rallying and the Portfolio’s higher quality tilt. Second, the Portfolio’s long duration (versus the benchmark) tilt stemming primarily from purchasing new issue and liquid, longer duration high yield bonds hurt performance.

The primary detractor during the period was an overweight to consumer cyclicals, particularly within automotive and home construction. Within communications the Portfolio was hurt by an overweight to cable and underweights within media and wirelines. Within consumer non-cyclicals, security selection within healthcare and pharmaceuticals detracted from performance.

The primary contributor during the period was an underweight to banking. security selection within basic materials, particularly metals, was also positive. Within transportation, the Portfolio benefited from an underweight within transportation services.

How was the Portfolio positioned at period end?

At period end, the Portfolio was overweight basics, capital goods, and consumer cyclicals. The largest sector underweights were banking, communications, and energy.

Currently, BlackRock’s outlook on credit is neutral, a view driven by continued sustained growth, which supports credit, but high valuations which limits its upside. BlackRock favors higher quality credit as it believes that signals are indicating that the market is late in the cycle. Yield curve flattening is generally considered a leading indicator, which has consistently and correctly predicted economic slowdowns historically. BlackRock believes that additional late cycle indicators are that inflation will rise and unemployment will fall.

Within high yield, BlackRock believes that interest rates, central bank and fiscal/trade policies, energy and commodity prices, global growth, U.S. Presidential and Congressional cooperation, rising internal political and geopolitical concerns, and idiosyncratic dispersion will continue to be the primary themes for the near-term. In BlackRock’s view, the speed at which the U.S. Federal Reserve increases rates and how central banks will manage unemployment and inflation are the key focal points for investors near term. Defaults are expected to be low (3-4%) for 2018.

7342-NLD-08/03/2018

Global Atlantic BlackRock High Yield Portfolio
Portfolio Review (Unaudited)
June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Global Atlantic BlackRock High Yield Portfolio
Class I	(1.21)%	(2.00)%
Class II	(1.31)%	(2.10)%
ICE BofAML U.S. High Yield Master II Index	0.08%	0.01%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 0.59% and 0.84% for Class I and Class II shares, respectively, per the April 27, 2018 prospectus.

**	Commencement of operations is November 1, 2017.

The ICE BofAML U.S. High Yield Master II Index is an unmanaged market value-weighted index comprised of over 2,300 domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. It is not possible to invest directly in an index.

Holdings by Asset Class	% of Net Assets
Corporate Bonds and Notes	98.1%
Money Market Fund	1.7%
Other Assets Less Liabilities - Net	0.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as of June 30, 2018.

Derivative exposure is included in “Other Assets Less Liabilities - Net”.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Portfolio Review (Unaudited)
June 30, 2018

Investment Objective

The Portfolio seeks to provide total return consisting of capital appreciation and income.

Management Review

The Portfolio is sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

How did the Portfolio perform during the period?

During the first six months of 2018, the Class I shares of Global Atlantic Goldman Sachs Core Fixed Income Portfolio outperformed the reference benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Portfolio posted a return of -1.60% compared to a benchmark return of -1.62%, a difference of 2 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

The Portfolio’s duration strategy contributed to returns over the period due to an underweight U.S. duration position. The Portfolio’s country relative value strategy contributed to performance, driven by a long position in European interest rates versus a short position in U.K. interest rates. The Portfolio’s currency strategy detracted from performance, mainly due to long positions in the Swedish krona, Australian dollar and British pound. These losses were partially offset by a short position in the euro. Cross-sector positioning added to returns over the period, driven by exposure to government/swaps and allocations to collateralized loan obligations (“CLOs”). An underweight to agency mortgage-backed securities (“MBS”) further contributed to performance. These gains were partially offset by an overweight to emerging market debt, as well as the Portfolio’s corporate credit positioning. Allocations to government agency debt further detracted from performance.

Overall, the Portfolio’s security selection strategies contributed to performance. Selections of asset-backed securities (“ABS”) added to returns within the securitized sector. Tactical credit curve positioning, as well as selections of investment grade industrial and financial names contributed to performance within corporate credit. Selections of emerging market debt from Qatar, Kuwait, and the United Arab Emirates added to returns. Global yield curve steepeners (i.e. buying shorter-term maturities and shorting longer term-maturities) further contributed to performance within government/swaps.

How was the Portfolio positioned at period end?

At period end, the Portfolio was underweight U.S. duration. The portfolio was long European rates versus short Swedish and U.K. rates. The Portfolio was long the Swedish krona, Australian dollar and British pound, while being short the Canadian dollar, as well as the euro. The Portfolio had an underweight position in MBS and commercial mortgage-backed securities (“CMBS”). The Portfolio was overweight ABS, CLOs, corporate credit and emerging market debt.

3765-NLD-8/6/2018

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Portfolio Review (Unaudited)
June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Class I	(1.60)%	(1.80)%
Class II	(1.60)%	(1.80)%
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62)%	(1.29)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 0.43% and 0.68% for Class I and Class II shares, respectively, per the April 27, 2018 prospectus.

**	Commencement of operations is November 1, 2017.

The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. It is not possible to invest directly in an index.

Holdings by Asset Class	% of Net Assets
Corporate Bonds & Notes	29.4%
U.S. Treasury Securities	39.3%
Mortgage Backed Securities	17.7%
Asset Backed Securities	9.9%
Short-Term Investments	13.4%
Municipal Bonds	0.6%
Other Assets Less Liabilities - Net	(10.3)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as of June 30, 2018.

Derivative exposure is included in “Other Assets Less Liabilities - Net”.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio
Portfolio Review (Unaudited)
June 30, 2018

Investment Objective

The Portfolio seeks to provide long-term capital appreciation.

Management Review

The Portfolio is sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

How did the Portfolio perform during the period?

During the first six months of 2018, the Class I shares of Global Atlantic Goldman Sachs Global Equity Insights Portfolio outperformed the reference benchmark, the MSCI World Standard Index. The Portfolio posted a return of 1.75% compared to a benchmark return of 0.43%, a difference of 132 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

GSAM’s Insights process uses a quantitative style of management, in combination with a qualitative overlay that emphasizes fundamentally-based stock and country/currency selection, careful portfolio construction and efficient implementation. The Portfolio’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Fundamental Mispricings (“Valuation”), High Quality Business Models (“Quality”), Sentiment Analysis, Market Themes & Trends, and Profitability. Fundamental Mispricings seeks to identify high-quality businesses trading at an attractive price, which GSAM believes leads to strong performance over the long-term. High Quality Business Models seeks to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives. Sentiment Analysis seeks to identify stocks experiencing improvements in their overall market sentiment. Market Themes & Trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment. The Profitability theme seeks to assess whether a company is earning more than its cost of capital.

Among investment themes, Quality was the most significant contributor to relative returns followed by Market Themes & Trends, and Sentiment Analysis. Conversely, Valuation and Profitability detracted from relative returns. Within sectors, the Portfolio’s holding in the utilities sector contributed to performance, specifically positioning in the multi-utilities industry. Conversely, holdings in the consumer discretionary sector detracted from returns, particularly the Portfolio’s relative positioning in the internet & direct marketing retail industry.

At an individual stock level, an overweight position in Shiseido Co. Ltd. (0.7%) contributed most meaningfully to returns during the period. The stock scored highly in GSAM’s Momentum metric, which looks at alternative data sources that offer insight into trends affecting companies globally. Conversely, an underweight position in Microsoft Corp. (0.34%) was the largest detractor from performance. While the company did not score highly in GSAM’s Quality theme, the stock performed well during the period.

At the country level, an underweight position in Switzerland, held primarily for its relatively low risk premia, was a significant contributor to performance. Conversely, an overweight position in Singapore, held primarily for its relatively strong Momentum characteristics and supportive macro-economic conditions detracted the most from relative returns.

How was the Portfolio positioned at period end?

GSAM’s relative positioning within sectors is driven primarily by stock views within the sector rather than explicit sector tilts. As of June 30, 2018, relative to the MSCI World Standard Index, the Portfolio had its largest overweight position in the energy sector, mainly driven by an overweight in the oil, gas & consumable fuels industry. Conversely, the Portfolio’s largest underweight position was in the consumer staples sector, which was mainly due to an underweight in the household products industry. The Portfolio was also underweight the financials sector, largely due to its positioning in the banking industry.

At a country level, the Portfolio was overweight the U.S. due to its relatively strong Momentum characteristics and supportive macro-economic conditions, and Japan, primarily for its relatively high risk premia and strong Momentum characteristics. Conversely, the Portfolio was underweight the U.K. due to its relatively expensive valuations, and Canada, primarily for its relatively weaker Momentum characteristics.

3765-NLD-8/6/2018

Global Atlantic Goldman Sachs Global Equity Insights Portfolio
Portfolio Review (Unaudited)
June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Global Atlantic Goldman Sachs Global Equity Insights Portfolio
Class I	1.75%	4.70%
Class II	1.65%	4.50%
MSCI World Standard Index (Net)	0.43%	3.77%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 0.72% and 0.97% for Class I and Class II shares, respectively, per the April 27, 2018 prospectus.

**	Commencement of operations is November 1, 2017.

The MSCI World Standard Index (Net) represents large- and mid-cap equity performance across 23 developed markets countries, covering approximately 85% of the free float-adjusted market capitalization in each. It is not possible to invest directly in an index.

Holdings by Asset Class	% of Net Assets
Common Stocks	99.1%
Money Market Fund	0.2%
Other Assets Less Liabilities - Net	0.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as of June 30, 2018.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
Portfolio Review (Unaudited)
June 30, 2018

Investment Objective

The Portfolio seeks to provide long-term capital appreciation.

Management Review

The Portfolio is sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

How did the Portfolio perform during the period?

During the first six months of 2018, the Class I shares of Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio underperformed the reference benchmark, the Russell 1000 Growth Index. The Portfolio posted a return of 6.60% compared to a benchmark return of 7.25%, a difference of -65 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

GSAM’s Insights process uses a quantitative style of management, in combination with a qualitative overlay that emphasizes fundamentally-based stock and country/currency selection, careful portfolio construction and efficient implementation. The Portfolio’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Fundamental Mispricings (“Valuation”), High Quality Business Models (“Quality”), Sentiment Analysis, Market Themes & Trends, and Profitability. Fundamental Mispricings seeks to identify high-quality businesses trading at an attractive price, which GSAM believes leads to strong performance over the long-term. High Quality Business Models seeks to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives. Sentiment Analysis seeks to identify stocks experiencing improvements in their overall market sentiment. Market Themes & Trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment. The Profitability theme seeks to assess whether a company is earning more than its cost of capital.

Among investment themes, Quality, Sentiment Analysis, Profitability, and Market Themes & Trends all contributed positively to relative returns. Valuation was the sole significant detractor from relative returns. Within sectors, holdings in financials detracted most from relative returns, particularly overweight positions in insurance and banking. From a contribution perspective, the Portfolio’s holdings in the industrials sector contributed to relative returns, mainly driven by an underweight position in industrial conglomerates.

At an individual stock level, an overweight position in General Mills Inc. (0.5%) detracted the most from relative returns despite the stock scoring highly in GSAM’s Momentum and Sentiment Analysis themes, which look at alternative data sources that can provide insight into trends affecting companies globally (Momentum) and analyzes broader market sentiment to gain potential insight into future stock performance (Sentiment). Conversely, an underweight position in Altria Group Inc. (0.0%) contributed the most significantly to relative returns, as the stock did not score highly in GSAM’s Sentiment Analysis and Quality themes.

How was the Portfolio positioned at period end?

As of June 30, 2018, the Portfolio’s largest overweight positions, relative to the Russell 1000 Growth Index, were in healthcare (primarily an overweight to biotechnology) and consumer discretionary (mainly an overweight to media). Conversely, the Portfolio’s largest underweight positions were in consumer staples (primarily underweight beverages) and industrials (mainly an underweight in industrial conglomerates).

3765-NLD-8/6/2018

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
Portfolio Review (Unaudited)
June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
Class I	6.60%	9.80%
Class II	6.51%	9.60%
Russell 1000® Growth Index (Total Return)	7.25%	11.42%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 0.46% and 0.71% for Class I and Class II shares, respectively, per the April 27, 2018 prospectus.

**	Commencement of operations is November 1, 2017.

The Russell 1000® Growth Index (Total Return) is an unmanaged index of common stock prices that measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

Holdings by Asset Class	% of Net Assets
Common Stocks	99.4%
Money Market Fund	0.5%
Other Assets Less Liabilities - Net *	0.1%
100.0%

*	Amount is less than 0.05%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as of June 30, 2018.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
Portfolio Review (Unaudited)
June 30, 2018

Investment Objective

The Portfolio seeks to provide long-term capital appreciation.

Management Review

The Portfolio is sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

How did the Portfolio perform during the period?

During the first six months of 2018, the Class I shares of Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio outperformed its reference benchmark, the Russell Midcap Value Index. The Portfolio posted a return of -0.10% compared to a benchmark return of -0.16%, a difference of 6 basis points. The following discussion of relative performance pertains to this benchmark.

What factors and allocation decisions influenced the Portfolio’s performance?

GSAM’s Insights process uses a quantitative style of management, in combination with a qualitative overlay that emphasizes fundamentally-based stock and country/currency selection, careful portfolio construction and efficient implementation. The Portfolio’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Fundamental Mispricings (“Valuation”), High Quality Business Models (“Quality”), Sentiment Analysis, Market Themes & Trends, and Profitability. Fundamental Mispricings seeks to identify high-quality businesses trading at an attractive price, which GSAM believes leads to strong performance over the long-term. High Quality Business Models seeks to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives. Sentiment Analysis seeks to identify stocks experiencing improvements in their overall market sentiment. Market Themes & Trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment. The Profitability theme seeks to assess whether a company is earning more than its cost of capital.

Among investment themes, Quality was the most significant contributor to performance, followed by Market Themes & Trends, Sentiment Analysis, and Profitability. Conversely, Valuation was the sole detractor from relative returns. Within sectors, holdings in healthcare contributed most meaningfully to relative returns, particularly the Portfolio’s overweight position in the healthcare equipment & supplies industry. Conversely, holdings in the financials sector detracted most from relative returns, specifically an overweight position in insurance and an underweight position in capital markets.

At an individual stock level, an overweight position in HollyFrontier Corp. (0.9%) contributed most significantly to relative returns. The stock scored highly in GSAM’s Valuation and Momentum themes, which look for high-quality businesses at a fair price (Valuation) and alternative data sources that can provide insights into trends affecting companies globally (Momentum). Conversely, an overweight position in Copa Holdings SA (0.6%) detracted most from relative returns despite the stock’s high score in GSAM’s Momentum, Valuation and Sentiment Analysis themes.

How was the Portfolio positioned at period end?

As of June 30, 2018 the Portfolio’s largest overweight positions, relative to the Russell Midcap Value Index, were in healthcare (primarily an overweight to biotechnology) and consumer discretionary (mainly an overweight to autos). Conversely, the Portfolio’s largest underweight positions were in Information technology (primarily underweight information technology services) and industrials (mainly an underweight in machinery).

3765-NLD-8/6/2018

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
Portfolio Review (Unaudited)
June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018 as compared to its benchmark:

	Six	Performance
	Months	Since Inception**
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
Class I	(0.10)%	4.20%
Class II	(0.19)%	4.00%
Russell Midcap® Value Index (Total Return)	(0.16)%	4.41%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, after fee waiver and/or reimbursement, were 0.64% and 0.89% for Class I and Class II shares, respectively, per the April 27, 2018 prospectus.

**	Commencement of operations is November 1, 2017.

The Russell Midcap® Value Index (Total Return) is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

Holdings by Asset Class	% of Net Assets
Common Stocks	99.2%
Money Market Fund	0.7%
Other Assets Less Liabilities - Net	0.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for more information regarding the Portfolio’s holdings as of June 30, 2018.

Global Atlantic BlackRock Allocation Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 100.1%
	DEBT FUNDS - 35.2%
19,867	iShares 20+ Year Treasury Bond ETF	$2,418,211
51,700	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,923,269
107,776	iShares Intermediate Credit Bond ETF	11,450,122
24,340	iShares JP Morgan USD Emerging Markets Bond ETF	2,598,782
117,795	iShares Short Maturity Bond ETF	5,909,775
104,800	iShares U.S. Treasury Bond ETF	2,580,700
		30,880,859
	EQUITY FUNDS - 64.9%
123,527	iShares Core MSCI EAFE ETF	7,827,906
107,887	iShares Core MSCI Emerging Markets ETF	5,665,146
78,482	iShares Core S&P 500 ETF	21,429,510
23,505	iShares Core S&P Mid-Cap ETF	4,578,304
23,749	iShares Core S&P Small-Cap ETF	1,982,092
67,315	iShares Edge MSCI Min Vol USA ETF	3,578,465
73,074	iShares Edge MSCI USA Momentum Factor ETF	8,016,218
11,646	iShares S&P 500 Growth ETF	1,893,756
16,942	iShares S&P 500 Value ETF	1,865,823
		56,837,220

	TOTAL EXCHANGE TRADED FUNDS (Cost $87,227,700)	87,718,079

	TOTAL INVESTMENTS - 100.1% (Cost - $87,227,700)	$87,718,079
	OTHER ASSETS LESS LIABILITES - NET - (0.1)%	(93,383)
	TOTAL NET ASSETS - 100.0%	$87,624,696

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	ADVERTISING - 0.2%
53,622	Interpublic Group of Cos, Inc.	$1,256,900

	AEROSPACE/DEFENSE - 2.2%
10,035	Boeing Co.	3,366,843
6,847	General Dynamics Corp.	1,276,349
1,284	Harris Corp.	185,589
9,748	Lockheed Martin Corp.	2,879,852
1,121	Northrop Grumman Corp.	344,932
25,390	Raytheon Co.	4,904,840
4,243	Rockwell Collins, Inc.	571,447
		13,529,852
	AGRICULTURE - 1.3%
75,414	Archer-Daniels-Midland Co.	3,456,224
20,872	Bunge Ltd.	1,454,987
32,926	Philip Morris International, Inc.	2,658,445
		7,569,656
	AIRLINES - 0.4%
36,180	Delta Air Lines, Inc.	1,792,357
5,914	Southwest Airlines Co.	300,904
		2,093,261
	APPAREL - 0.9%
8,300	Michael Kors Holdings Ltd. *	552,780
38,650	NIKE, Inc.	3,079,632
29,007	Skechers U.S.A., Inc.	870,500
10,167	VF Corp.	828,814
		5,331,726
	AUTO MANUFACTURERS - 0.7%
9,660	Honda Motor Co. Ltd.	282,748
62,369	PACCAR, Inc.	3,864,383
6,921	Tata Motors Ltd. *	135,306
		4,282,437
	AUTO PARTS & EQUIPMENT - 0.5%
66,871	BorgWarner, Inc.	2,886,152

	BANKS - 6.9%
4,241	Banco Macro SA - ADR	249,328
358,207	Bank of America Corp.	10,097,855
8,942	Capital One Financial Corp.	821,770
121,804	Citigroup, Inc.	8,151,124
87,385	Citizens Financial Group, Inc.	3,399,277
15,720	First Hawaiian, Inc.	456,194
7,381	First Republic Bank	714,407
1,360	Grupo Financiero Galicia SA - ADR	44,853
3,823	HDFC Bank Ltd. - ADR	401,491

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	BANKS - 6.9% (Continued)
94,546	JPMorgan Chase & Co.	$9,851,693
97,039	Morgan Stanley	4,599,649
14,876	SunTrust Banks, Inc.	982,114
10,013	Synovus Financial Corp.	528,987
26,252	Wells Fargo & Co.	1,455,411
		41,754,153
	BEVERAGES - 2.0%
75,215	Ambev SA - ADR	348,245
12,723	Anheuser-Busch InBev SA - ADR	1,281,969
7,537	Brown-Forman Corp.	369,388
38,476	Coca-Cola European Partners PLC	1,563,665
10,515	Constellation Brands, Inc.	2,301,418
4,657	Dr Pepper Snapple Group, Inc.	568,154
49,804	PepsiCo, Inc.	5,422,161
		11,855,000
	BIOTECHNOLOGY - 2.8%
21,054	Amgen, Inc.	3,886,358
6,381	Biogen, Inc. *	1,852,021
55,113	Celgene Corp. *	4,377,074
86,315	Gilead Sciences, Inc.	6,114,555
293	Regeneron Pharmaceuticals, Inc. *	101,082
2,427	United Therapeutics Corp. *	274,615
2,025	Vertex Pharmaceuticals, Inc. *	344,169
		16,949,874
	BUILDING MATERIALS - 0.6%
65,433	Fortune Brands Home & Security, Inc.	3,513,098
3,866	Owens Corning	244,988
		3,758,086
	CHEMICALS - 1.8%
44,349	Air Products & Chemicals, Inc.	6,906,470
16,960	Eastman Chemical Co.	1,695,322
6,246	International Flavors & Fragrances, Inc.	774,254
13,694	Univar, Inc. *	359,331
15,530	WR Grace & Co.	1,138,504
		10,873,881
	COMMERCIAL SERVICES - 1.5%
16,001	Automatic Data Processing, Inc.	2,146,374
14,784	Booz Allen Hamilton Holding Corp.	646,504
82,612	H&R Block, Inc.	1,881,901
4,480	Insperity, Inc.	426,720
13,414	ManpowerGroup, Inc.	1,154,409
13,755	S&P Global, Inc.	2,804,507
1,208	Square, Inc. *	74,461
		9,134,876

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	COMPUTERS - 5.0%
15,224	Accenture PLC	$2,490,494
125,679	Apple, Inc.	23,264,440
9,703	Cognizant Technology Solutions Corp.	766,440
6,344	Dell Technologies, Inc. - Class V *	536,576
1	EPAM Systems, Inc. *	124
28,238	Hewlett Packard Enterprise Co.	412,557
50,075	HP, Inc.	1,136,202
4,821	International Business Machines Corp.	673,494
10,813	Western Digital Corp.	837,034
		30,117,361
	COSMETICS/PERSONAL CARE - 0.6%
9,908	Estee Lauder Cos, Inc.	1,413,773
28,941	Procter & Gamble Co.	2,259,134
		3,672,907
	DISTRIBUTION/WHOLESALE - 0.2%
5,452	HD Supply Holdings, Inc. *	233,836
5,932	Watsco, Inc.	1,057,557
1,222	WESCO International, Inc. *	69,776
370	WW Grainger, Inc.	114,108
		1,475,277
	DIVERSIFIED FINANCIAL SERVICES - 4.8%
7,654	Affiliated Managers Group, Inc.	1,137,920
27,952	American Express Co.	2,739,296
2,890	Ameriprise Financial, Inc.	404,253
42,266	Charles Schwab Corp.	2,159,793
794	CME Group, Inc.	130,152
32,429	Franklin Resources, Inc.	1,039,349
55,435	Intercontinental Exchange, Inc.	4,077,244
34,794	Invesco Ltd.	924,129
45,886	Mastercard, Inc.	9,017,517
20,277	Moelis & Co.	1,189,246
12,305	Qudian, Inc. - ADR *	109,022
46,934	Visa, Inc.	6,216,408
		29,144,329
	ELECTRIC - 2.3%
7,582	Black Hills Corp.	464,094
95,981	CenterPoint Energy, Inc.	2,659,634
6,573	CMS Energy Corp.	310,771
41,062	Consolidated Edison, Inc.	3,202,015
1,962	Dominion Energy, Inc.	133,769
12,120	Evergy, Inc.	680,538
38,866	Eversource Energy	2,277,936
50,400	Pinnacle West Capital Corp.	4,060,224
		13,788,981

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
46,025	AMETEK, Inc.	$3,321,164

	ELECTRONICS - 1.3%
16,017	Agilent Technologies, Inc.	990,491
1,005	Amphenol Corp.	87,586
3,405	Garmin Ltd.	207,705
39,437	Honeywell International, Inc.	5,680,900
6,148	TE Connectivity Ltd.	553,689
		7,520,371
	ENTERTAINMENT - 0.0% **
7,267	Cinemark Holdings, Inc.	254,926

	ENVIRONMENTAL CONTROL - 0.0% **
3,428	Republic Services, Inc.	234,338

	FOOD - 0.7%
6,022	Hershey Co.	560,407
16,218	Hormel Foods Corp.	603,472
37,016	Kellogg Co.	2,586,308
13,731	Pilgrim’s Pride Corp. *	276,405
		4,026,592
	GAS - 0.2%
19,652	UGI Corp.	1,023,280

	HAND/MACHINE TOOLS - 0.1%
3,027	Stanley Black & Decker, Inc.	402,016

	HEALTHCARE PRODUCTS - 2.8%
78,540	Abbott Laboratories	4,790,155
15,607	Danaher Corp.	1,540,099
1,913	IDEXX Laboratories, Inc. *	416,919
58,878	Medtronic PLC	5,040,546
19,042	Stryker Corp.	3,215,432
9,364	Thermo Fisher Scientific, Inc.	1,939,659
		16,942,810
	HEALTHCARE - SERVICES - 2.1%
8,450	Aetna, Inc.	1,550,575
452	Anthem, Inc.	107,590
1,904	Cigna Corp.	323,585
16,656	Humana, Inc.	4,957,325
3,582	Quest Diagnostics, Inc.	393,805
20,507	UnitedHealth Group, Inc.	5,031,187
2,184	WellCare Health Plans, Inc. *	537,788
		12,901,855

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	HOME BUILDERS - 0.2%
29,679	DR Horton, Inc.	$1,216,839

	HOME FURNISHINGS - 0.2%
8,808	Whirlpool Corp.	1,287,994

	HOUSEHOLD PRODUCTS/WARES - 0.7%
25,763	Church & Dwight Co., Inc.	1,369,561
25,363	Kimberly-Clark Corp.	2,671,738
		4,041,299
	INSURANCE - 3.5%
26,511	Allstate Corp.	2,419,659
3,397	American Financial Group, Inc.	364,600
599	Aon PLC	82,165
2,269	Arthur J Gallagher & Co.	148,120
26,767	Athene Holding Ltd. *	1,173,465
33,043	Berkshire Hathaway, Inc. *	6,167,476
3,116	Hanover Insurance Group, Inc.	372,549
36,004	Hartford Financial Services Group, Inc.	1,840,885
28,023	Lincoln National Corp.	1,744,432
9,229	Principal Financial Group, Inc.	488,676
12,379	Progressive Corp.	732,218
36,112	Prudential Financial, Inc.	3,376,833
12,735	Travelers Cos., Inc.	1,558,000
26,680	Unum Group	986,893
		21,455,971
	INTERNET - 9.1%
7,843	Alphabet, Inc. - Class A *	8,750,043
6,202	Alphabet, Inc. - Class C *	7,003,236
10,798	Amazon.com, Inc. *	18,354,440
2,899	Baidu, Inc. - ADR *	704,457
1,033	CDW Corp.	83,456
14,187	eBay, Inc. *	514,421
65,944	Facebook, Inc. *	12,814,238
7,337	GoDaddy, Inc. *	517,992
7,687	Netflix, Inc. *	3,008,922
1,586	RingCentral, Inc. *	111,575
402	Spotify Technology SA *	67,632
29,812	Twitter, Inc. *	1,301,890
17,566	Vipshop Holdings Ltd. - ADR *	190,591
1,023	Wix.com Ltd. *	102,607
10,641	Yelp, Inc. *	416,914
20,861	Zendesk, Inc. *	1,136,716
		55,079,130

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	LEISURE - 0.6%
48,168	Carnival Corp.	$2,760,508
16,513	Carnival PLC - ADR	951,974
		3,712,482
	LODGING - 0.6%
33,196	Las Vegas Sands Corp.	2,534,847
8,694	Marriott International, Inc.	1,100,660
		3,635,507
	MACHINERY - CONSTRUCTION & MINING - 0.1%
5,127	Oshkosh Corp.	360,531

	MACHINERY - DIVERSIFIED - 0.3%
2,403	Cummins, Inc.	319,599
8,499	Rockwell Automation, Inc.	1,412,789
		1,732,388
	MEDIA - 1.3%
27,438	CBS Corp.	1,542,564
144,723	Comcast Corp.	4,748,362
1,148	Discovery, Inc. *	29,274
3,305	Twenty-First Century Fox, Inc.	164,225
10,111	Viacom, Inc.	304,948
10,664	Walt Disney Co.	1,117,694
		7,907,067
	MINING - 0.3%
54,426	Newmont Mining Corp.	2,052,404

	MISCELLANEOUS MANUFACTURER - 2.3%
30,127	3M Co.	5,926,583
11,356	Eaton Corp. PLC	848,747
74,539	General Electric Co.	1,014,476
21,003	Illinois Tool Works, Inc.	2,909,756
33,068	Ingersoll-Rand PLC	2,967,192
		13,666,754
	OIL & GAS - 4.9%
21,222	Anadarko Petroleum Corp.	1,554,512
28,635	Antero Resources Corp. *	611,357
6,212	Cabot Oil & Gas Corp.	147,846
52,278	Chevron Corp.	6,609,508
84,804	ConocoPhillips	5,904,054
8,474	Devon Energy Corp.	372,517
19,529	EOG Resources, Inc.	2,429,993
39,012	Equinor ASA - ADR	1,030,307
96,697	Exxon Mobil Corp.	7,999,743
1,063	Helmerich & Payne, Inc.	67,777
27,071	Occidental Petroleum Corp.	2,265,301

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	OIL & GAS - 4.9% (Continued)
13,659	Parsley Energy, Inc. *	$413,595
1,778	Pioneer Natural Resources Co.	336,469
		29,742,979
	OIL & GAS SERVICES - 0.5%
7,614	Apergy Corp. *	317,886
51,043	Halliburton Co.	2,299,998
20,221	TechnipFMC PLC	641,815
		3,259,699
	PACKAGING & CONTAINERS - 0.3%
18,462	Packaging Corp. of America	2,063,867

	PHARMACEUTICALS - 6.4%
48,111	AbbVie, Inc.	4,457,484
23,388	AmerisourceBergen Corp.	1,994,295
91,237	Bristol-Myers Squibb Co.	5,049,056
43,848	Eli Lilly & Co.	3,741,550
14,512	Express Scripts Holding Co. *	1,120,472
3,643	Herbalife Nutrition Ltd. *	195,702
92,923	Johnson & Johnson	11,275,277
18,354	McKesson Corp.	2,448,424
104,878	Merck & Co., Inc.	6,366,095
11,814	Roche Holding AG - ADR	326,421
18,090	Zoetis, Inc.	1,541,087
		38,515,863
	PIPELINES - 0.3%
5,376	Kinder Morgan, Inc.	94,994
58,697	Williams Cos., Inc.	1,591,276
		1,686,270
	REAL ESTATE - 0.0% **
1,031	Jones Lang LaSalle, Inc.	171,136

	REAL ESTATE INVESTMENT TRUSTS - 2.8%
9,344	Alexandria Real Estate Equities, Inc.	1,178,932
24,169	Highwoods Properties, Inc.	1,226,093
37,761	Host Hotels & Resorts, Inc.	795,624
17,502	National Retail Properties, Inc.	769,388
4,135	Outfront Media, Inc.	80,426
114,924	Prologis, Inc.	7,549,358
27,753	Realty Income Corp.	1,492,834
23,251	Simon Property Group, Inc.	3,957,088
		17,049,743
	RETAIL - 6.2%
1,512	Burlington Stores, Inc. *	227,601
16,211	Costco Wholesale Corp.	3,387,775
14,917	Darden Restaurants, Inc.	1,597,014

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	RETAIL - 6.2% (Continued)
5,909	Domino’s Pizza, Inc.	$1,667,343
23,690	Home Depot, Inc.	4,621,919
10,999	Kohl’s Corp.	801,827
12,378	Lithia Motors, Inc.	1,170,587
3,404	Lululemon Athletica, Inc. *	424,989
47,937	McDonald’s Corp.	7,511,249
24,039	Penske Automotive Group, Inc.	1,126,227
71,479	Target Corp.	5,440,981
11,860	Tiffany & Co.	1,560,776
7,472	TJX Cos., Inc.	711,185
1,585	Urban Outfitters, Inc. *	70,612
81,349	Walmart, Inc.	6,967,542
		37,287,627
	SEMICONDUCTORS - 3.8%
53,270	Applied Materials, Inc.	2,460,541
12,172	Broadcom, Inc.	2,953,414
99,119	Intel Corp.	4,927,205
48,591	Maxim Integrated Products, Inc.	2,850,348
10,180	Mellanox Technologies Ltd. *	858,174
15,949	NVIDIA Corp.	3,778,318
41,108	Texas Instruments, Inc.	4,532,157
13,174	Xilinx, Inc.	859,735
		23,219,892
	SOFTWARE - 7.3%
26,015	Activision Blizzard, Inc.	1,985,465
12,078	Adobe Systems, Inc. *	2,944,737
910	Broadridge Financial Solutions, Inc.	104,741
15,888	Cadence Design Systems, Inc. *	688,109
20,076	Electronic Arts, Inc. *	2,831,118
48,061	Fidelity National Information Services, Inc.	5,095,908
49,860	First Data Corp. *	1,043,570
224,822	Microsoft Corp.	22,169,697
3,194	Momo, Inc. - ADR *	138,939
29,660	Oracle Corp.	1,306,820
12,454	salesforce.com, Inc. *	1,698,726
20,287	Synopsys, Inc. *	1,735,959
8,886	Veeva Systems, Inc. *	682,978
13,285	Workday, Inc. *	1,609,079
		44,035,846
	TELECOMMUNICATIONS - 2.8%
118,132	AT&T, Inc.	3,793,205
41,151	BCE, Inc.	1,666,204
32,655	China Mobile Ltd. - ADR	1,449,555
159,430	Cisco Systems, Inc.	6,860,273
6,777	Juniper Networks, Inc.	185,825

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	TELECOMMUNICATIONS - 2.8% (Continued)
9,390	Motorola Solutions, Inc.	$1,092,714
6,998	Telephone & Data Systems, Inc.	191,885
34,155	Verizon Communications, Inc.	1,718,338
		16,957,999
	TRANSPORTATION - 1.3%
502	Canadian Pacific Railway Ltd.	91,876
11,558	CSX Corp.	737,169
6,966	FedEx Corp.	1,581,700
7,260	Landstar System, Inc.	792,792
18,979	Norfolk Southern Corp.	2,863,362
10,712	Union Pacific Corp.	1,517,676
		7,584,575
	WATER - 0.2%
11,427	American Water Works Co., Inc.	975,637

	TOTAL COMMON STOCKS (Cost - $578,462,583)	594,801,560

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
7,516,004	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.77% (a)(Cost - $7,516,004)	7,516,004

	TOTAL INVESTMENTS - 99.8% (Cost - $585,978,587)	$602,317,564
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	1,468,621
	TOTAL NET ASSETS - 100.0%	$603,786,185

*	Non-income producing security.

**	Amount is less than 0.05%

ADR - American Depository Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at June 30, 2018.

Futures Contracts
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Depreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	71	September-18	9,661,680	$(157,137)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.9%
	ADVERTISING - 0.3%
2,076	Interpublic Group of Cos, Inc.	$48,661

	AEROSPACE/DEFENSE - 3.2%
670	Boeing Co.	224,792
38	Curtiss-Wright Corp.	4,523
185	Harris Corp.	26,740
496	Lockheed Martin Corp.	146,533
14	Northrop Grumman Corp.	4,308
1,066	Raytheon Co.	205,930
34	Rockwell Collins, Inc.	4,579
		617,405
	AGRICULTURE - 0.4%
756	Archer-Daniels-Midland Co.	34,647
660	Bunge Ltd.	46,009
		80,656
	AIRLINES - 0.1%
523	Southwest Airlines Co.	26,610

	APPAREL -1.1%
198	Michael Kors Holdings Ltd. *	13,187
1,471	NIKE, Inc.	117,209
1,189	Skechers U.S.A., Inc. *	35,682
570	VF Corp.	46,466
		212,544
	AUTO MANUFACTURERS - 0.3%
987	PACCAR, Inc.	61,155

	AUTO PARTS & EQUIPMENT - 0.7%
3,249	BorgWarner, Inc.	140,227

	BANKS - 0.5%
2,395	Citizens Financial Group, Inc.	93,165
1	First Republic Bank	97
100	Morgan Stanley	4,740
		98,002
	BEVERAGES - 2.6%
674	Brown-Forman Corp. - Class A	32,932
664	Brown-Forman Corp. - Class B	32,543
1,156	Coca-Cola European Partners PLC	46,980
659	Constellation Brands, Inc.	144,235
253	Dr Pepper Snapple Group, Inc.	30,866
2,003	PepsiCo., Inc.	218,067
		505,623
	BIOTECHNOLOGY - 4.4%
691	Amgen, Inc.	127,552

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	BIOTECHNOLOGY (Continued) - 4.4%
348	Biogen, Inc. *	$101,003
66	Bio-Rad Laboratories, Inc. *	19,044
2,401	Celgene Corp. *	190,687
1,455	Exelixis, Inc. *	31,312
3,007	Gilead Sciences, Inc.	213,016
182	Incyte Corp. *	12,194
47	Regeneron Pharmaceuticals, Inc. *	16,214
28	United Therapeutics Corp. *	3,168
798	Vertex Pharmaceuticals, Inc. *	135,628
		849,818
	BUILDING MATERIALS - 0.8%
2,865	Fortune Brands Home & Security, Inc.	153,822

	CHEMICALS - 1.3%
810	Air Products & Chemicals, Inc.	126,141
173	Chemours Co.	7,674
385	International Flavors & Fragrances, Inc.	47,725
1,635	Univar, Inc. *	42,902
473	WR Grace & Co.	34,676
		259,118
	COMMERCIAL SERVICES - 2.9%
851	Automatic Data Processing, Inc.	114,153
1,830	Booz Allen Hamilton Holding Corp.	80,026
91	Green Dot Corp. *	6,678
3,232	H&R Block, Inc.	73,625
443	Insperity, Inc.	42,196
536	ManpowerGroup, Inc.	46,128
71	PayPal Holdings, Inc. *	5,912
621	S&P Global, Inc.	126,616
922	Square, Inc. *	56,832
153	Total System Services, Inc.	12,931
45	TransUnion	3,224
		568,321
	COMPUTERS - 7.9%
799	Accenture PLC	130,708
6,933	Apple, Inc.	1,283,368
747	Cognizant Technology Solutions Corp.	59,005
542	Dell Technologies, Inc. Class V *	45,842
143	EPAM Systems, Inc. *	17,779
154	Pure Storage, Inc. *	3,678
		1,540,380
	COSMETICS/PERSONAL CARE - 0.2%
309	Estee Lauder Cos, Inc.	44,091

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	DISTRIBUTION/WHOLESALE - 0.5%
674	HD Supply Holdings, Inc. *	$28,908
333	Watsco, Inc.	59,367
34	WW Grainger, Inc.	10,486
		98,761
	DIVERSIFIED FINANCIAL SERVICES - 6.5%
245	American Express Co.	24,010
3,725	Charles Schwab Corp.	190,347
1,448	Intercontinental Exchange, Inc.	106,500
2,377	Mastercard, Inc.	467,128
1,210	Moelis & Co.	70,966
3,133	Visa, Inc.	414,966
		1,273,917
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
1,797	AMETEK, Inc.	129,672

	ELECTRONICS - 1.2%
450	Agilent Technologies, Inc.	27,828
392	Amphenol Corp.	34,163
1,213	Honeywell International, Inc.	174,733
		236,724
	FOOD - 0.1%
297	Kellogg Co.	20,751
300	Pilgrim’s Pride Corp. *	6,039
		26,790
	HAND/MACHINE TOOLS - 0.0% ^
48	Stanley Black & Decker, Inc.	6,375

	HEALTHCARE PRODUCTS - 2.1%
238	Abbott Laboratories	14,516
25	Cantel Medical Corp.	2,459
265	IDEXX Laboratories, Inc. *	57,754
370	Masimo Corp. *	36,131
182	Medtronic PLC	15,581
1,133	Stryker Corp.	191,318
297	Thermo Fisher Scientific, Inc.	61,521
349	Varian Medical Systems, Inc. *	39,688
		418,968
	HEALTHCARE - SERVICES - 2.5%
145	Aetna, Inc.	26,608
635	Humana, Inc.	188,995
954	UnitedHealth Group, Inc.	234,054
157	WellCare Health Plans, Inc. *	38,660
		488,317
	HOME BUILDERS - 0.2%
978	DR Horton, Inc.	40,098

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	HOME FURNISHINGS - 0.1%
182	Whirlpool Corp.	$26,614

	HOUSEHOLD PRODUCTS/WARES - 0.3%
873	Church & Dwight Co., Inc.	46,409
102	Kimberly-Clark Corp.	10,745
		57,154
	INSURANCE - 0.8%
677	Allstate Corp.	61,790
222	American Financial Group, Inc.	23,827
625	Athene Holding Ltd. *	27,400
46	Hanover Insurance Group, Inc.	5,500
200	Hartford Financial Services Group, Inc.	10,226
441	Progressive Corp.	26,085
		154,828
	INTERNET - 17.4%
361	Alphabet, Inc. - Class A *	407,638
372	Alphabet, Inc. - Class C *	415,022
657	Amazon.com, Inc. *	1,116,769
19	Booking Holdings, Inc. *	38,515
683	CDW Corp.	55,180
3,484	Facebook, Inc. *	677,011
1,759	GoDaddy, Inc. *	124,185
272	GrubHub, Inc. *	28,536
588	Netflix, Inc. *	230,161
176	Palo Alto Networks, Inc. *	36,163
980	RingCentral, Inc. *	68,943
119	Twilio, Inc. *	6,666
1,556	Twitter, Inc. *	67,951
726	Yelp, Inc. *	28,445
1,871	Zendesk, Inc. *	101,951
		3,403,136
	LEISURE - 0.3%
958	Carnival Corp.	54,903

	LODGING - 1.4%
2,134	Las Vegas Sands Corp.	162,952
808	Marriott International, Inc.	102,293
70	Wyndham Destinations, Inc.	3,099
37	Wynn Resorts Ltd.	6,192
		274,536
	MACHINERY - CONSTRUCTION & MINING - 0.1%
147	Oshkosh Corp.	10,337

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	MACHINERY - DIVERSIFIED - 0.4%
88	Deere & Co.	$12,302
454	Graco, Inc.	20,530
266	Rockwell Automation, Inc.	44,217
		77,049
	MEDIA - 0.3%
929	CBS Corp.	52,228

	MINING - 0.2%
769	Newmont Mining Corp.	28,999

	MISCELLANEOUS MANUFACTURER - 2.3%
1,191	3M Co.	234,294
776	Illinois Tool Works, Inc.	107,507
1,079	Ingersoll-Rand PLC	96,819
		438,620
	OFFICE/BUSINESS EQUIPMENT - 0.1%
151	Zebra Technologies Corp. *	21,631

	OIL & GAS - 0.6%
1,383	ConocoPhillips	96,284
644	Parsley Energy, Inc. *	19,500
95	RSP Permian, Inc. *	4,182
		119,966
	PACKAGING & CONTAINERS - 0.5%
893	Packaging, Corp. of America	99,828

	PHARMACEUTICALS - 4.3%
2,766	AbbVie, Inc.	256,270
811	AmerisourceBergen Corp.	69,154
2,604	Bristol-Myers Squibb Co.	144,105
969	Eli Lilly & Co.	82,685
59	Express Scripts Holding Co. *	4,555
396	Herbalife Nutrition Ltd. *	21,273
819	Johnson & Johnson	99,377
418	McKesson Corp.	55,761
723	Merck & Co., Inc.	43,886
709	Zoetis, Inc.	60,400
		837,466
	REAL ESTATE - 0.1%
64	Jones Lang LaSalle, Inc.	10,623

	REAL ESTATE INVESTMENT TRUSTS - 2.0%
854	Highwoods Properties, Inc.	43,323
78	National Retail Properties, Inc.	3,429
3,262	Prologis, Inc.	214,281
698	Simon Property Group, Inc.	118,793

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 2.0% (Continued)
553	VICI Properties, Inc. *	$11,414
		391,240
	RETAIL - 7.0%
263	Burlington Stores, Inc. *	39,589
780	Costco Wholesale Corp.	163,004
508	Darden Restaurants, Inc.	54,386
85	Dollar General Corp.	8,381
408	Domino’s Pizza, Inc.	115,125
1,399	Home Depot, Inc.	272,945
594	Lithia Motors, Inc.	56,175
89	Lowe’s Co’s, Inc.	8,506
404	Lululemon Athletica, Inc. *	50,439
1,189	McDonald’s, Corp.	186,304
1,030	Penske Automotive Group, Inc.	48,256
1,801	Target, Corp.	137,092
421	Texas Roadhouse, Inc.	27,580
420	Tiffany & Co.	55,272
471	TJX Cos, Inc.	44,830
315	Urban Outfitters, Inc. *	14,033
1,045	Walmart, Inc.	89,504
		1,371,421
	SEMICONDUCTORS - 4.6%
2,779	Applied Materials, Inc.	128,362
405	Broadcom, Inc.	98,269
100	Cavium, Inc. *	8,650
2,932	Maxim Integrated Products, Inc.	171,991
768	NVIDIA Corp.	181,939
154	NXP Semiconductors NV *	16,828
2,229	Texas Instruments, Inc.	245,747
604	Xilinx, Inc.	39,417
		891,203
	SOFTWARE - 12.0%
1,113	Activision Blizzard, Inc.	84,944
735	Adobe Systems, Inc. *	179,200
75	Broadridge Financial Solutions, Inc.	8,633
1,283	Cadence Design Systems, Inc. *	55,567
919	Electronic Arts, Inc. *	129,597
2,031	Fidelity National Information Services, Inc.	215,347
2,531	First Data Corp. *	52,974
131	Intuit, Inc.	26,764
11,046	Microsoft Corp.	1,089,246
218	New Relic, Inc. *	21,929
84	Paycom Software, Inc. *	8,302
1,405	Salesforce.com, Inc. *	191,642
251	Splunk, Inc. *	24,877
919	Synopsys, Inc. *	78,639

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	SOFTWARE - 12.0% (Continued)
756	Veeva Systems, Inc. *	$58,106
950	Workday, Inc. *	115,064
		2,340,831
	TELECOMMUNICATIONS - 0.4%
94	Arista Networks, Inc. *	24,204
498	Motorola Solutions, Inc.	57,952
		82,156
	TRANSPORTATION - 2.2%
554	CSX Corp.	35,334
470	FedEx Corp.	106,718
986	Landstar System, Inc.	107,671
221	Norfolk Southern Corp.	33,342
658	Union Pacific Corp.	93,225
307	United Parcel Service, Inc.	32,613
268	XPO Logistics, Inc. *	26,848
		435,751

	TOTAL COMMON STOCKS (Cost - $17,759,341)	19,106,575

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
466,966	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.77% (a)(Cost - $466,966)	466,966

	TOTAL INVESTMENTS - 100.3% (Cost - $18,226,307)	$19,573,541
	OTHER ASSETS LESS LIABILITIES - NET - (0.3)%	(61,294)
	TOTAL NET ASSETS - 100.0%	$19,512,247

*	Non-income producing security.

^	Represents less than 0.05%

PLC - Public Limited Company

(a)	Money market rate shown represents the rate at June 30, 2018.

FUTURES CONTRACTS
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Depreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	3	September, 2018	408,240	$(9,417)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 6.0%
	EQUITY FUNDS - 6.0%
124,859	iShares MSCI India ETF	$4,156,556
132,844	iShares MSCI Taiwan ETF	4,782,384
31,860	iShares MSCI Turkey ETF	962,809
	TOTAL EQUITY FUNDS (Cost - $10,460,806)	9,901,749

	COMMON STOCKS - 90.4%
	AEROSPACE/DEFENSE - 0.0% +
367	Airbus SE	42,960
1,224	CAE, Inc.	25,411
		68,371
	AGRICULTURE - 1.4%
78,000	China Agri-Industries Holdings Ltd.	29,826
1,858	Easy Bio, Inc. *	13,954
28,200	Gudang Garam Tbk PT	132,341
10,888	Imperial Brands PLC	405,660
29,300	Japan Tobacco, Inc.	818,702
18,620	Swedish Match AB	923,507
		2,323,990
	AIRLINES - 0.5%
92,000	China Eastern Airlines Corp. Ltd.	62,268
11,774	Deutsche Lufthansa AG	283,183
34,760	International Consolidated Airlines Group SA	305,273
51,532	Qantas Airways Ltd.	234,539
		885,263
	APPAREL - 1.6%
1,705	adidas AG	372,156
415	Christian Dior SE	173,560
1,412	Kering SA	797,254
2,229	LVMH Moet Hennessy Louis Vuitton SE	742,224
6,138	Moncler SpA	279,491
589	Puma SE	344,531
		2,709,216
	AUTO MANUFACTURERS - 2.3%
40,500	BAIC Motor Corp. Ltd.	38,717
5,345	Bayerische Motoren Werke AG	484,454
3,236	Daimler AG	208,292
3,783	Ferrari NV	514,562
4,817	Fiat Chrysler Automobilies NV *	91,864
18,000	Geely Automobile Holdings Ltd.	46,689
800	Honda Motor Co. Ltd.	23,495
606	Hyundai Motor Co.	68,240
2,290	Kia Motors Corp.	63,389
7,000	Mitsubishi Motors Corp.	55,803
20,948	Peugeot SA	478,396
13,500	Sinotruk Hong Kong Ltd.	22,232
5,300	Suzuki Motor Corp.	292,740
11,200	Toyota Motor Corp.	724,994
39,963	Volvo AB	639,694
		3,753,561

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	AUTO PARTS & EQUIPMENT - 2.7%
4,100	Aisin Seiki Co. Ltd.	$186,927
200	Bridgestone Corp.	7,824
4,050	Cie Generale des Etablissements Michelin SCA	493,191
1,110	Continental AG	253,429
2,300	Denso Corp.	112,378
7,146	Faurecia SA	509,943
556	Georg Fischer AG *	711,693
4,685	Hella Gmbh & Co. KGaA	262,559
266	Hyundai Mobis Co. Ltd.	50,598
30,100	JTEKT Corp.	409,794
7,025	Magna International, Inc.	408,325
800	NGK Insulators Ltd.	14,250
3,078	Pirelli & C. S.P.A. *	25,702
2,900	Rheinmetall AG	320,170
10,400	Sumitomo Electric Industries Ltd. *	154,923
10,600	Tokai Rika Co. Ltd. *	201,349
7,900	Toyoda Gosei Co. Ltd.*	200,344
9,300	Toyota Boshoku Corp.	171,198
		4,494,597
	BANKS - 12.1%
465,000	Agricultural Bank of China Ltd.	217,521
100	Agricultural Bank of China Ltd.	52
148,936	Banco Bilbao Vizcaya Argentaria SA	1,056,210
9,350	Banco Bradesco SA *	58,811
27,060	Banco Bradesco SA (Preference Shares) *	188,352
9,300	Banco do Brasil SA *	68,770
20,600	Banco Santander Brasil SA	156,612
145,100	Bank Mandiri Persero Tbk PT	69,360
923,000	Bank of China Ltd.	457,650
108,000	Bank of Communications Co. Ltd.	82,733
1,834	Bank of Montreal	141,679
23,737	Bank of Nova Scotia (The)	1,343,253
303,000	Bank Rakyat Indonesia Persero Tbk PT	60,050
7,000	Barclays Africa Group Ltd.	81,709
8,196	BNP Paribas SA	508,988
22,000	BOC Hong Kong Holdings Ltd.	103,614
3,865	Canadian Imperial Bank of Commerce	336,008
214,000	China CITIC Bank Corp Ltd.	133,930
693,000	China Construction Bank Corp.	640,403
345,600	China Minsheng Banking Corp Ltd.	247,126
119,000	Chongqing Rural Commercial Bank Co. Ltd.	70,835
869	Commonwealth Bank of Australia	46,787
398	Credicorp Ltd.	89,598
611	Credit Agricole SA	8,157
17,881	Danske Bank A/S	559,701
11,100	DBS Group Holdings Ltd.	216,627
12,020	DNB ASA	234,932
5,033	Erste Group Bank AG	210,077
90,328	FirstRand Ltd. *	421,053
19,100	Grupo Financiero Banorte SAB de CV	113,478

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	BANKS - 12.1% (Continued)
3,900	Hachijuni Bank Ltd. (The)	$16,689
60,321	HSBC Holdings PLC	565,994
513,000	Industrial & Commercial Bank of China Ltd.	383,829
1,090	Industrial Bank of Korea *	15,061
64,637	ING Groep NV	930,357
83,623	Intesa Sanpaolo SpA	242,767
70,100	Itau Unibanco Holding SA *	731,537
180	JYSKE Bank A/S	9,872
5,578	KBC Group NV	430,613
2,100	Kyushu Financial Group, Inc.	10,143
3,909	Macquarie Group Ltd.	357,122
119,700	Malayan Banking Bhd	266,691
24,487	Mediobanca Banca di Credito Finanziario SpA	227,632
27,900	Mitsubishi UFJ Financial Group, Inc.	158,964
199,100	Mizuho Financial Group, Inc.	335,234
1,608	National Bank of Canada	77,158
22,234	Natixis SA	157,781
11,278	OTP Bank PLC	408,481
14,800	Oversea-Chinese Banking Corp. Ltd.	126,345
13,000	Postal Savings Bank of China Co. Ltd.	8,467
18,800	Public Bank Bhd	108,718
36,900	Resona Holdings, Inc.	197,417
20,707	Royal Bank of Canada	1,558,239
32,070	Skandinaviska Enskilda Banken AB	305,285
27,737	Standard Bank Group, Ltd.	388,283
35,600	Sumitomo Mitsui Financial Group, Inc.	1,383,953
7,200	Sumitomo Mitsui Trust Holdings, Inc.	285,556
5,263	Swedbank AB	112,837
381	Sydbank A/S *	13,099
92,700	Thanachart Capital PCL - NVDR *	130,810
31,312	Toronto-Dominion Bank (The)	1,811,190
2,792	UniCredit SpA	46,602
12,326	Westpac Banking Corp.	266,837
2,054	Woori Bank *	30,041
		20,023,680
	BASE METALS - 0.1%
21,573	OZ Minerals Ltd. *	150,147

	BEVERAGES - 2.2%
71,600	Ambev SA	334,607
700	Asahi Group Holdings Ltd.	35,845
3,368	Carlsberg A/S	396,676
12,000	China Resources Beer Holdings Co. Ltd.	58,276
46,474	Diageo PLC	1,670,147
1,700	Fraser & Neave Holdings Bhd. *	16,421
18,400	Kirin Holdings Co. Ltd.	492,206
3,504	Pernod Ricard SA	572,344
		3,576,522

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	BIOTECHNOLOGY- 0.5%
7,500	3SBio, Inc.	$17,035
3,440	CSL Ltd.	489,572
416	Genmab AS *	64,198
2,251	H Lundbeck A/S	158,168
33	Medy-Tox, Inc.	22,720
		751,693
	BUILDING MATERIALS - 1.1%
73,000	BBMG Corp.	26,984
180,400	Cemex SAB DE CV *	119,956
32,000	China Resources Cement Holdings Ltd.	32,426
21,569	Cie de Saint-Gobain	963,749
47,229	CSR Ltd.	160,169
7,930	Norbord, Inc.	325,893
973	Sika AG	134,639
		1,763,816
	CHEMICALS - 2.9%
269	Air Liquide SA	33,825
3,660	Arkema SA	433,306
9,090	BASF SE *	869,314
1,512	Covestro AG	134,907
24,100	Daicel Corp.	266,750
2,300	DIC Corp.	71,846
292	Evonik Industries AG	9,999
1,194	Hanwha Chemical Corp. *	23,409
3,500	Hitachi Chemical Co. Ltd. *	70,622
1,600	JSR Corp.	27,243
15,000	Kingboard Laminates Holdings Ltd.	18,527
13,547	Koninklijke DSM NV	1,362,143
315	LG Chem Ltd.	94,260
789	Linde AG	164,756
63	Lotte Chemical Corp. *	19,672
9,600	Lotte Chemical Titan Holding Bhd.	11,764
162	Lotte Fine Chemical Co. Ltd. *	9,448
4,269	Methanex Corp.	301,681
21,800	Mitsubishi Chemical Holdings Corp.	182,524
100	Nippon Shokubai Co. Ltd. *	7,232
1,400	NITTO DEKNO Corp.	105,956
280	Nutrien Ltd.	15,223
159,300	PTT Global Chemical PCL - NVDR	351,008
300	Shin-Etsu Chemical Co. Ltd.	26,740
511	Solvay SA	64,524
12,000	Sumitomo Chemical Co. Ltd.	68,034
2,300	Tokai Carbon Co. Ltd.	41,342
1,036	Victrex PLC	39,857
900	Zeon Corp.	10,644
		4,836,556
	COAL - 0.1%
188,800	Bukit Asam TBK PT *	52,305
103,000	China Coal Energy Co. Ltd.	42,668
46,000	China Shenhua Energy Co. Ltd.	109,174
2,900	Whitehaven Coal Ltd.	12,385
		216,532

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	COMMERCIAL SERVICES - 0.6%
10,560	Atlantia SpA	$312,179
10,000	Car, Inc. *	9,993
22,000	China First Capital Group Ltd. *	14,021
67,654	G4S PLC	239,110
362	Intertek Group PLC	27,319
1,000	Nihon M&A Center, Inc.	29,025
12,000	Qingdao Port International Co. Ltd.	8,994
31	SGS SA	82,484
9,500	Shenzhen International Holdings Ltd.	19,665
1,000	Toppan Printing Co. Ltd.	7,836
1,841	Wirecard AG	296,518
		1,047,144
	COMPUTERS - 1.0%
2,517	Atos SE	343,684
7,405	BlackBerry Ltd. *	71,379
100	BOE Technology Group Co. Ltd.	53
1,800	Capgemini SE	242,103
3,661	CGI Group, Inc. *	231,858
1,657	Check Point Software Technologies Ltd. *	161,856
51,000	Fujitsu Ltd.	309,320
600	Itochu Techno-Solutions Corp.	10,368
42,000	Lenovo Group Ltd.	22,752
2,243	Logitech International SA	98,647
1,100	NTT Data Corp. *	12,672
156	Samsung SDS Co. Ltd.	28,065
204	SK Holdings Co. Ltd. *	47,408
64	Sopra Steria Group *	13,047
		1,593,212
	COSMETICS/PERSONAL CARE - 1.6%
94	Amorepacific Corp.	27,201
9,524	Essity AB	235,492
300	FANCL Corp. *	15,032
7,000	Kao Corp.	534,013
33	LG Household & Health Care Ltd.	41,335
608	L’Oreal SA	150,138
1,700	Pigeon Corp.	82,725
11,300	Pola Orbis Holdings, Inc.	497,337
200	Shiseido Co. Ltd.	15,886
14,373	Svenska Cellulosa AB SCA	156,358
900	Unicharm Corp.	27,082
6,531	Unilever NV (Dutch Certificate)	364,374
10,317	Unilever PLC	570,994
		2,717,967
	DISTRIBUTION/WHOLESALE - 0.7%
368,000	HengTen Networks Group Ltd. *	13,134
35,836	Inchcape PLC	369,274
233	LG Corp. *	15,073
745	LG International Corp. *	16,143
4,300	Mitsubishi Corp.	119,491
33,500	Mitsui & Co. Ltd.	558,762

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	DISTRIBUTION/WHOLESALE - 0.7% (Continued)
432	Posco Daewoo Corp. *	$8,295
7,800	Sojitz Corp.	28,309
		1,128,481
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
3,486	Aareal Bank AG	153,320
2,128	ASX Ltd.	101,239
3,300	BOC Aviation Ltd. *	20,506
20,000	China International Capital Corp. Ltd.	35,638
108,000	Chong Sing Holdings FinTech Gr *	12,527
96,000	Daiwa Securities Group, Inc.	557,548
3,826	Deutsche Boerse AG	509,914
1,263	Euronext NV	80,293
47,400	Guotai Junan Securities Co. Ltd.	100,776
1,705	Hana Financial Group, Inc.	65,553
7,900	Hitachi Capital Corp. *	204,267
7,900	Hong Kong Exchanges & Clearing Ltd.	237,641
1,058	IG Group Holdings PLC	12,027
172	Julius Baer Group Ltd.	10,095
3,437	KB Financial Group, Inc.	162,830
206	Korea Investment Holdings Co. Ltd. *	15,545
9,333	Man Group PLC	21,760
5,297	Meritz Securities Co. Ltd. *	16,872
3,195	Mirae Asset Daewoo Co. Ltd. *	24,425
12,200	Mitsubishi UFJ Lease & Finance Co. Ltd. *	75,007
1,090	NH Investment & Securities Co. Ltd. *	14,621
2,300	Nomura Holdings, Inc.	11,176
29,706	Old Mutual Ltd. *	60,230
4,800	ORIX Corp.	75,923
27	Partners Group Holding AG	19,782
9,902	Quilter PLC *	18,946
1,245	Samsung Securities Co. Ltd. *	38,819
10,025	Schroders PLC	417,978
2,770	Shinhan Financial Group Co. Ltd. *	107,619
600	Tokyo Century Corp. *	34,018
		3,216,895
	ELECTRIC - 1.8%
5,415	A2A SpA	9,389
1,823	AGL Energy Ltd.	30,279
47,000	China Power International Development Ltd.	10,843
5,700	Chubu Electric Power Co., Inc.	85,476
6,000	CLP Holdings Ltd.	64,623
124,000	Datang International Power Generation Co. Ltd. *	37,933
42,389	E.ON SE	453,043
1,091	EDP Renovaveis SA	11,375
19,282	Enel SpA *	107,093
33,909	Engie SA *	519,823
453	ERG SpA *	9,906
8,900	Gulf Energy Development PCL	16,656
3,349	Hera SpA *	10,440
19,900	Hokuriku Electric Power Co. *	199,961

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	ELECTRIC - 1.8% (Continued)
62,000	Huadian Power International Corp. Ltd.	$24,498
1,686	Korea Electric Power Corp. *	48,409
5,283	Origin Energy Ltd. *	39,151
24,900	Shikoku Electric Power Co. Inc.	333,154
16,522	SSE PLC	295,569
61,500	Tenaga Nasional Bhd	222,889
70,600	Tokyo Electric Power Co. Holdings, Inc. *	328,891
1,550	Uniper SE	46,220
		2,905,621
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
4,300	Casio Computer Co. Ltd.	69,955
254	Leoni AG	12,900
296	LS Corp. *	19,919
242	LS Industrial Systems Co. Ltd. *	15,308
4,287	Schneider Electric SE	357,478
25,600	Xinjiang Goldwind Science & Technology Co. Ltd.	31,162
		506,722
	ELECTRONICS - 0.4%
14,654	Electrocomponents PLC	146,650
3,800	Hoya Corp.	216,099
1,669	LG Display Co. Ltd. *	27,405
433	Samsung Electro-Mechanics Co. Ltd. *	57,694
11,700	Venture Corp. Ltd.	153,083
		600,931
	ENERGY - ALTERNATE SOURCES - 0.1%
1,096	Landis+Gyr Group AG	76,106
83	OCI Co. Ltd. *	7,671
36,000	Xinyi Solar Holdings Ltd.	11,059
		94,836
	ENGINEERING & CONSTRUCTION - 2.1%
8,380	ACS Actividades de Construccion y Servicios SA	339,507
1,548	Aena SME SA	281,046
157,000	China Communications Construction Co. Ltd.	151,688
110,000	China Communications Services Corp. Ltd.	69,684
174,000	China Railway Construction Corp. Ltd.	176,319
178,000	China Railway Group Ltd.	134,315
7,421	CIMIC Group Ltd.	231,931
197	Daelim Industrial Co. Ltd. *	13,522
1,783	Daewoo Engineering & Construction Co. Ltd. *	9,391
423	GS Engineering & Construction Corp. *	17,459
5,198	HOCHTIEF AG	939,470
606	Hyundai Engineering & Construction Co. Ltd. *	31,265
2,103	JM AB *	37,612
3,900	Kandenko Co. Ltd. *	42,815
173,000	Metallurgical Corp. of China Ltd.	51,158
1,610	NCC AB *	26,806
1,322	Samsung Engineering Co. Ltd. *	18,564
21,860	Sydney Airport	115,643
7,575	Vinci SA	728,408
683	WSP Global, Inc.	35,940
		3,452,543

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	ENTERTAINMENT - 0.7%
20,016	Aristocrat Leisure Ltd.	$456,975
326,400	Genting Singapore PLC	292,048
4,000	Sankyo Co. Ltd.	156,548
8,100	Toho Co. Ltd.	271,670
10,828	William Hill PLC	43,373
		1,220,614
	FOOD - 3.1%
4,031	A2 Milk Co. Ltd. *	31,277
16,933	Associated British Foods PLC	612,102
38	Barry Callebaut AG	68,120
900	BRF SA *	4,208
70	CJ CheilJedang Corp.	22,140
66,000	Dali Foods Group Co. Ltd	50,896
5,224	Danone SA	383,462
16,500	Indofood Sukses Makmur Tbk PT	7,657
40,900	JBS SA	97,801
5,307	Jeronimo Martins SGPS SA	76,647
246	Kesko OYJ	15,050
9,395	Koninklijke Ahold Delhaize NV	224,922
2,720	Magnit PJSC - GDR	48,960
16,036	Nestle SA	1,241,924
6,200	Nichirei Corp. *	157,736
7,000	Nippon Suisan Kaisha Ltd.	34,505
47	NongShim Co. Ltd	13,706
18,400	Orkla ASA	161,190
305	Salmar ASA	12,791
6,300	Seven & i Holdings Co. Ltd.	274,774
25,663	SSP Group PLC	214,908
23,287	Suedzucker AG	370,855
9,136	Tate & Lyle PLC	78,016
21,000	Uni-President China Holdings Ltd.	26,981
494	Wesfarmers Ltd.	18,016
220,000	WH Group Ltd.	179,187
113,475	Wm Morrison Supermarkets PLC	377,535
7,951	Woolworths Group Ltd.	179,293
8,448	Woolworths Holdings Ltd. - South Africa	34,177
1,200	Yamazaki Baking Co. Ltd. *	31,418
		5,050,254
	FOOD SERVICE - 0.9%
5,416	Bid Corp. Ltd.	108,788
62,008	Compass Group PLC	1,325,004
		1,433,792
	FOREST PRODUCTS & PAPER - 0.4%
506	Canfor Corp. *	12,171
26,300	Indah Kiat Pulp & Paper Corp. Tbk PT	34,137
1,178	Smurfit Kappa Group PLC	47,725
4,518	Stora Enso OYJ	88,409
3,300	Suzano Papel E Celulose SA	38,357
13,306	UPM-Kymmene OYJ	475,695
		696,494

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	GAS - 0.1%
55,807	Centrica PLC	$116,155
431	Korea Gas Corp. *	24,827
1,862	National Grid PLC	20,692
14,000	Towngas China Co. Ltd.	13,580
		175,254
	HAND/MACHINE TOOLS - 0.6%
600	Disco Corp. *	102,433
400	DMG Mori Co. Ltd. *	5,550
26,908	Sandvik AB	478,244
1,024	Schindler Holding AG	220,279
20,500	Techtronic Industries Co. Ltd.	114,318
		920,824
	HEALTHCARE-PRODUCTS - 1.1%
5,428	Aspen Pharmacare Holdings Ltd.	102,261
2,904	Cochlear Ltd.	429,489
1,161	GN Store Nord AS	52,906
24,000	Hengan International Group Co. Ltd.	230,962
16,291	Koninklijke Philips NV *	692,824
16,661	Smith & Nephew PLC	307,514
		1,815,956
	HEALTHCARE-SERVICES - 0.5%
28,000	Bangkok Dusit Medical Services PCL	21,129
7,405	Fresenius Medical Care AG & Co. KGaA	746,817
10,000	Genscript Biotech Corp. *	27,659
300	Miraca Holdings, Inc.	8,938
986	NMC Health PLC	46,629
420	SillaJen, Inc. *	27,623
		878,795
	HOLDING COMPANIES - DIVERSIFIED - 0.3%
18,300	Alfa SAB de CV	21,469
16,976	Barloworld Ltd.	160,641
66	CJ Corp. *	8,409
11,300	Legend Holdings Corp.	34,424
11,139	Remgro Ltd.	166,025
53,000	Wharf Holdings Ltd.	170,239
		561,207
	HOME BUILDERS - 0.7%
2,397	Bovis Homes Group PLC	36,251
600	Haseko Corp.	8,293
10,940	Persimmon PLC	365,855
5,800	Sekisui Chemical Co. Ltd.	98,862
13,100	Sekisui House Ltd.	231,806
181,006	Taylor Wimpey PLC	427,523
		1,168,590
	HOME FURNISHINGS - 0.3%
6,628	Electrolux AB	151,142
1,387	LG Electronics, Inc.	103,294
14,000	Skyworth Digital Holdings Ltd.	6,246
5,200	Sony Corp.	265,903
		526,585
	HOUSEHOLD PRODUCTS/WARES - 0.0% +
308	Aekyung Industrial Co. Ltd. *	20,478

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	INSURANCE - 4.3%
5,024	Aegon NV	$30,127
62,000	AIA Group Ltd.	542,123
3,475	Allianz SE	718,212
26,832	Aviva PLC	178,542
15,604	AXA SA	382,861
89,000	China Life Insurance Co. Ltd.	229,719
202,000	China Reinsurance Group Corp.	44,286
671	CNP Assurances	15,269
8,700	Dai-ichi Life Holdings, Inc.	155,204
4,188	Direct Line Insurance Group PLC	18,960
324	Genworth MI Canada, Inc.	10,537
1,794	Hanwha Life Insurance Co. Ltd.	8,531
187	Helvetia Holding AG	106,688
1,500	IRB Brasil Resseguros SA	18,492
22,500	Japan Post Holdings Co. Ltd.	246,400
95,853	Legal & General Group PLC	336,623
44,679	Manulife Financial Corp.	802,249
75,913	Medibank Pvt Ltd. *	163,778
47,411	MMI Holdings Ltd.	61,122
11,100	MS&AD Insurance Group Holdings, Inc.	345,131
403	NN Group NV	16,393
163,000	People’s Insurance Co. Group of China Ltd.	76,665
72,000	PICC Property & Casualty Co. Ltd.	77,732
48,000	Ping An Insurance Group Co. of China Ltd.	441,734
556	Power Corp. of Canada	12,443
2,170	Sampo Oyj	105,904
77	Samsung Fire & Marine Insurance Co. Ltd. *	18,240
300	Samsung Life Insurance Co. Ltd.	26,487
41,276	Sanlam Ltd.	211,014
15,429	Sun Life Financial, Inc.	619,647
722	Swiss Life Holding AG	250,859
5,564	Swiss Re AG	480,220
289	Talanx AG	10,555
5,700	Tokio Marine Holdings, Inc.	267,233
1,320	Topdanmark A/S	57,793
800	ZhongAn Online P&C Insurance Co. Ltd. *	5,053
		7,092,826
	INTERNET - 3.3%
10,094	Alibaba Group Holding Ltd. - ADR *	1,872,740
223	ASOS PLC *	17,965
21,174	Auto Trader Group PLC	119,060
1,964	Baidu, Inc. - ADR *	477,252
1,000	China Literature Ltd. *	9,394
600	CyberAgent, Inc. *	36,076
200	En-Japan, Inc. *	10,093

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	INTERNET - 3.3% (Continued)
1,914	JD.com, Inc. *	$74,550
264	Kakao Corp. *	27,122
24,300	My EG Services Bhd. *	5,805
109	Naver Corp.	74,623
62	NCSoft Corp.	20,639
354	Shopify, Inc. *	51,591
1,228	SINA Corp.	103,999
48,600	Tencent Holdings Ltd.	2,439,462
440	Weibo Corp. - ADR *	39,054
7,000	Yahoo Japan Corp.	23,256
401	YY, Inc. - ADR *	40,288
		5,442,969
	INVESTMENT COMPANIES - 0.0% +
690	Reinet Investments SCA	12,165

	IRON/STEEL - 0.8%
34,000	Angang Steel Co. Ltd.	30,683
27,750	BlueScope Steel Ltd.	353,883
3,700	Cia Siderurgica Nacional SA *	7,549
1,054	Dongkuk Steel Mill Co. Ltd. *	7,982
21,998	Evraz PLC	147,654
13,200	Gerdau SA *	47,518
397	Hyundai Steel Co. *	18,737
42,000	Maanshan Iron & Steel Co. Ltd. *	18,683
15,100	Metalurgica Gerdau SA	24,176
1,843	Outkumpu OYJ	11,465
494	POSCO	145,829
2,569	Salzgitter AG	112,029
26,086	SSAB AB	123,373
14,400	Usinas Sederurgicas De Minas Gersais SA *	27,435
18,500	Vale SA *	237,441
		1,314,437
	LEISURE TIME - 0.8%
1,215	Amer Sports OYJ	38,330
402	BRP, Inc.	19,369
3,829	Carnival PLC	219,751
26,000	Ltd.China Travel International Investment Hong Kong	10,141
1,844	CTS Eventim AG & Co. KGaA	90,812
282,704	Thomas Cook Group PLC	401,980
23,742	TUI AG	521,117
		1,301,500
	LODGING - 0.2%
25,000	Galaxy Entertainment Group Ltd.	193,584
11,535	NH Hotel Group SA	85,251
12,800	Sands China Ltd.	68,442
		347,277

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	MACHINERY-CONSTRUCTION & MINING - 0.7%
5,302	Doosan Infracore Co. Ltd. *	$45,860
3,601	Epriroc AB - A Shares *	37,833
117,000	Hitachi Ltd.	825,597
3,800	Komatsu Ltd.	108,684
55,800	United Tractors Tbk PT	123,048
		1,141,022
	MACHINERY- DIVERSIFED - 0.4%
5,000	Amada Holdings Co. Ltd.	48,075
1,312	Bucher Industries AG	439,205
204	Hyundai Elevator Co. Ltd. *	16,401
6,501	OC Oerlikon Corp. AG *	99,451
821	Valmet OYJ	15,835
		618,967
	MEDIA - 1.4%
204,200	Astro Malaysia Holdings Bhd	80,376
50,685	Mediaset Espana Comunicacion SA	427,378
3,569	Naspers Ltd.	907,467
9,068	Pearson PLC	105,953
20,066	Quebecor, Inc.	410,640
5,500	Tokyo Broadcasting System Holdings, Inc. *	123,541
2,947	Wolters Kluwer NV *	166,052
		2,221,407
	METAL FABRICATE/HARDWARE - 0.3%
1,177	Aurubis AG	90,011
16,231	Bodycote PLC	209,897
25,600	China Zhongwang Holdings Ltd.	13,542
90	Hyosung Corp. *	11,023
5,300	NSK Ltd.	54,691
4,900	NTN Corp. *	20,084
9,743	Sims Metal Management Ltd.	115,754
		515,002
	MINING - 2.2%
11,405	Anglo American PLC	255,194
13,498	Anglo American PLC *	302,759
9,513	Barrick Gold Corp.	124,892
35,214	BHP Billiton Ltd.	882,266
13,118	BHP Billiton PLC	295,463
5,732	Boliden AB	186,197
73,719	Centamin PLC	115,820
2,281	Detour Gold Corp. *	20,496
69	Eramet	9,079
5,229	Evolution Mining Ltd.	13,561
673	Franco-Nevada Corp.	49,089
18,156	Glencore PLC	86,773
2,029	Iluka Resources Ltd.	16,760
81,000	Jiangxi Copper Co. Ltd.	103,245
751	Mineral Reources Lts.	8,884

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	MINING - 2.2% (Continued)
40,000	MMG Ltd. *	$27,991
2,118	Northern Star Resources Ltd.	11,361
27,056	Regis Resources Ltd.	102,351
2,461	Rio Tinto Ltd.	151,720
13,060	Rio Tinto PLC	724,357
35,272	South32 Ltd.	94,079
930	Southern Copper Corp.	43,589
3,240	St. Barbara Ltd.	11,347
1,445	Teck Resources Ltd.	36,788
15,000	Zhaojin Mining Industry Co. Ltd.	11,453
		3,685,514
	MISCELLANEOUS MANUFACTURING - 0.8%
4,024	Aalberts Industries NV *	192,721
506	Ansell Ltd.	10,165
17,200	China International Marine Containers Group Co. Ltd.	22,537
42,000	China Railway Signal & Communication Corp. Ltd.	29,819
12,400	FUJIFILM Holdings Corp.	484,290
1,200	Nikon Corp.	19,100
20,435	Smiths Groups PLC	458,109
6,200	Top Glove Corp. BHD *	18,633
		1,235,374
	OFFICE/BUSINESS EQUIPMENT - 0.4%
16,100	Canon, Inc.	527,776
3,800	Ricoh Co. Ltd.	34,856
		562,632
	OIL & GAS - 7.0%
163,075	Beach Energy Ltd.	211,456
83,286	BP PLC	635,890
12,529	Caltex Australia Ltd.	301,225
4,262	Canadian Natural Resources Ltd.	153,736
536,000	China Petroleum & Chemical Corp.	478,922
11,000	China Petroleum & Chemical Corp. *	10,775
276,000	CNOOC Ltd.	476,332
3,863	DCC PLC	351,654
78,823	Ecopetrol SA	80,648
19,615	Enerplus Corp.	247,228
21,750	Eni SpA	403,921
39,448	Equinor ASA	1,047,378
11,558	Galp Energia SGPS SA	220,433
16,741	Husky Energy, Inc.	260,765
9,071	Imperial Oil Ltd.	301,344
17,800	JXTG Holdings, Inc.	123,772
2,309	Neste Oyj	181,163
677	Novatek PJSC - GDR	100,399
65,857	Oil Search Ltd.	433,060
8,081	OMV AG	458,257
4,935	Parex Resources, Inc. *	93,114
5,600	Petrobras Distribuidora SA	26,345
418,000	PetroChina Co. Ltd.	318,077
27,000	Petroleo Brasileiro SA *	136,144

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	OIL & GAS - 7.0% (Continued)
12,300	Petroleo Brasileiro SA *	$54,892
29,800	PTT Exploration & Production PCL - NVDR	126,378
173,300	PTT PCL - NVDR	251,084
47,673	Repsol SA	933,151
27,805	Royal Dutch Shell PLC	965,095
21,418	Royal Dutch Shell PLC	767,300
33,847	Santos Ltd. *	156,799
5,561	Saras SPA *	13,479
176	SK Innovation Co. Ltd. *	31,900
26,376	Suncor Energy, Inc.	1,072,725
20,500	Thai Oil PCL - GDR *	48,110
1,493	Total SA	91,010
2,800	Ultrapar Participacoes SA *	33,404
		11,597,365
	OIL & GAS SERVICES - 0.2%
4,724	CGG SA *	11,726
3,512	Petrofac Ltd.	27,097
31,790	Saipem SPA *	146,387
563	SBM Offshore NV	8,759
21,000	Sinopec Engineering Group Co. Ltd.	21,949
2,509	TGS NOPEC Geophysical Co. ASA	92,351
		308,269
	PHARMACEUTICALS - 6.0%
4,717	Amplifon SpA	97,810
47,100	Astellas Pharma, Inc.	718,204
1,432	AstraZeneca PLC	99,313
6,048	Bayer AG	666,238
174	Celltrion Pharm, Inc. *	14,160
628	Celltrion, Inc. *	171,017
24,000	China Traditional Chinese Medicine Holdings Co. Ltd.	20,771
53	Daewoong Pharmaceutical Co. Ltd.	9,321
100	Eisai Co. Ltd.	7,046
58,508	GlaxoSmithKline PLC	1,181,698
2,112	Grifols SA	63,570
12,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	52,922
8,700	Hypera SA	62,275
4,102	Indivior PLC *	20,753
252	Ipsen SA	39,529
400	Kissei Pharmaceutical Co. Ltd.	10,852
400	Kobayashi Pharmaceutical Co. Ltd.	34,560
16,500	Luye Pharma Group Ltd.	16,930
6,600	Medipal Holdings Corp. *	132,757
1,200	Mitsubishi Tanabe Pharma Corp.	20,736
13,107	Novartis AG	993,701
9,924	Novo Nordisk AS	460,316
8,023	Roche Holding AG	1,782,036
10,087	Sanofi	808,497
7,400	Shionogi & Co. Ltd.	380,205
14,000	SSY Group Ltd.	15,543

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	PHARMACEUTICALS - 6.0% (Continued)
800	Sumitomo Dainippon Pharma Co. Ltd.	$16,937
20,100	Takeda Pharmaceutical Co. Ltd.	848,895
10,865	Teva Pharmaceutical Industries Ltd. - ADR	264,237
1,254	Teva Pharmaceutical Industries Ltd.	29,745
6,000	Tong Ren Tang Technologies Co. Ltd.	9,529
8,338	UCB SA	655,557
2,389	Valeant Pharmaceuticals International, Inc. *	55,573
104	ViroMed Co. Ltd. *	21,985
3,000	Wuxi Biologics Cayman, Inc. *	33,402
		9,816,620
	PRIVATE EQUITY- 0.2%
6,791	Brookfield Asset Management, Inc.	275,316

	REAL ESTATE - 2.1%
183,600	CapitaLand Ltd.	425,505
769	Castellum AB	12,477
66,000	China Overseas Land & Investment Ltd.	217,464
22,000	CK Asset Holdings Ltd.	174,700
18,000	Country Garden Holdings Co. Ltd.	31,662
1	Country Garden Holdings Co. Ltd. *	1
3,000	Daito Trust Construction Co. Ltd.	487,789
950	Fabege AB	11,350
28,000	Future Land Development Holdings Ltd.	25,340
10,500	Greentown China Holdings Ltd.	14,080
10,000	Hang Lung Properties Ltd.	20,623
37,400	Hongkong Land Holdings Ltd.	267,410
12,000	Jiayuan International Group Ltd.	20,802
29,000	Kaisa Group Holdings Ltd. *	12,383
15,500	KWG Property Holding Ltd.	19,480
161	LEG Immobilien AG	17,497
1,800	Leopalace21 Corp. *	9,864
26,000	Logan Property Holdings Co. Ltd.	35,195
10,600	Mitsubishi Estate Co. Ltd.	185,367
58,000	Shanghai Industrial Holdings Ltd.	135,141
38,000	Shenzhen Investment Ltd.	13,853
38,500	Shui On Land Ltd.	9,766
33,000	Sun Hung Kai Properties Ltd.	498,021
99,600	Swire Properties Ltd.	368,162
6,145	Vonovia SE	292,437
30,000	Wharf Real Estate Investment Co. Ltd.	213,563
60,000	Yuexiu Property Co. Ltd.	11,472
20,000	Yuzhou Properties Co. Ltd.	11,752
		3,543,156
	REAL ESTATE INVESTMENT TRUSTS - 1.3%
131,800	Ascendas Real Estate Investment Trust	255,190
5,068	British Land Co. PLC (The)	44,977
339,200	CapitaLand Mall Trust *	514,957
97,364	GPT Group (The)	364,003
16,465	Klepierre SA	619,965
1,500	Link REIT	13,699
3,489	Scentre Group	11,317
18,189	Stockland *	53,353
1,391	Unibail-Rodamco Westfield	306,217
		2,183,678

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	RETAIL - 0.9%
600	Aeon Co. Ltd.	$12,109
4,000	Alsea SAB de CV	13,924
137,900	Astra International Tbk PT	63,513
145,200	Chow Tai Fook Jewellery Group Ltd.	163,607
671	Cie Financiere Richemont SA	56,845
1,174	Clicks Group Ltd. *	16,834
28,700	CP All PCL - NVDR	63,672
3,749	Dollarama, Inc.	145,235
46	E-Mart, Inc.	10,504
106	Galenica AG	5,626
218	Hotel Shilla Co. Ltd.	24,157
1,594	JD Sports Fashion PLC	9,272
200	Lawson, Inc.	12,495
10,500	Li Ning Co. Ltd. *	11,577
22,500	Lifestyle International Holdings Ltd.	47,722
900	Magazine Luiza SA	29,825
144,300	Matahari Department Store Tbk PT	88,614
300	Nitori Holdings Co. Ltd.	46,802
535	Samsung C&T Corp.	55,924
17,390	Steinhoff International Holdings NV *	1,637
7,000	Takashimaya Co. Ltd.	59,911
189,700	Wal-Mart de Mexico SAB de CV	505,912
327	Yum China Holdings, Inc.	12,576
11,000	Zhongsheng Group Holdings Ltd.	33,019
		1,491,312
	SEMICONDUCTORS - 2.0%
2,500	Advantest Corp.	52,092
1,311	ASML Holding NV	259,753
6,588	BE Semiconductor Industries NV	178,296
3,636	Dialog Semiconductor PLC *	55,442
5,000	Hua Hong Semiconductor Ltd.	17,176
13,752	Infineon Technologies AG	350,506
35,886	Samsung Electronics Co. Ltd.	1,502,092
2,147	Samsung Electronics Co. Ltd.	72,530
728	Seoul Semiconductor Co. Ltd.	10,843
179	Siltronic AG *	25,612
3,183	SK Hynix, Inc. *	244,758
7,952	STMicroelectronics NV	177,424
1,600	Tokyo Electron Ltd.	274,744
3,200	Ulvac, Inc. *	122,494
		3,343,762
	SHIPBUILDING - 0.0% +
447	Daewoo Shipbuilding & Marine Engineering Co. Ltd. *	10,829

	SOFTWARE - 1.8%
4,736	Amadeus IT Group SA	373,796
600	Capcom Co. Ltd.	14,788
103	Com2us Corp.	15,526
139	Constellation Software, Inc. (Canada)	107,733
71	Dassault Systemes SE	9,948
29,000	Gree, Inc. *	155,257
14,000	Kingdee International Software Group Co. Ltd.	14,329
3,200	Konami Holdings Corp.	162,940
400	Mixi, Inc.	10,126

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	SOFTWARE - 1.8% (Continued)
1,116	Momo, Inc. - ADR *	$48,546
338	NetEase, Inc. - ADR	85,402
13,600	Nihon Unisys Ltd. *	341,826
12,913	SAP SE	1,491,828
1,751	Software AG	81,591
173	Temenos Group AG	26,134
655	Ubisoft Entertainment SA *	71,871
		3,011,641
	TELECOMMUNICATIONS - 4.4%
438,900	America Movil SAB de CV	370,221
2,953	BCE, Inc.	119,516
75,000	China Mobile Ltd.	666,310
494,000	China Telecom Corp. Ltd.	231,087
36,445	Deutsche Telekom AG *	564,657
13,600	KDDI Corp.	372,154
208,796	Koninklijke KPN NV	568,007
7	KT Corp. *	172
2,255	LG Uplus Corp. *	28,327
3,876	Mobile TeleSystems PJSC - ADR	34,225
22,200	Nippon Telegraph & Telephone Corp.	1,009,337
80,396	Nokia OYJ *	462,761
31,800	NTT Docomo, Inc.	810,324
9,402	Orange SA	157,470
706	Rogers Communications, Inc.	33,511
123	Samsung SDI Co. Ltd.	23,618
200	SK Telecom Co. Ltd. *	41,812
7,460	Telefonica Deutschland Holding AG	29,405
26,140	Telefonica SA	222,153
26,104	Telenor ASA	535,346
115,080	Telstra Corp. Ltd.	222,770
12,300	TIM Participacoes SA	41,752
5,928	Vodacom Group Ltd.	53,107
288,836	Vodafone Group PLC	700,972
		7,299,014
	TOYS/GAMES/HOBBIES - 0.1%
300	Nintendo Co. Ltd.	98,045
62	Pearl Abyss Corp. *	12,517
		110,562
	TRANSPORTATION - 1.7%
621	Canadian Pacific Railway Ltd.	113,734
600	Central Japan Railway Co.	124,371
69	CJ Korea Express Corp. *	10,401
108,000	Cosco Shipping Development Co. Ltd. *	18,033
26,000	Cosco Shipping Energy Transportation Co. Ltd.	12,527
77,500	Cosco Shipping Holdings Co. Ltd.	35,562
1,978	Deutsche Post AG	64,594
8,200	East Japan Railway Co.	785,835
8,700	Mitsubishi Logistics Corp. *	187,957
5,200	Nippon Express Co. Ltd.	377,448

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	TRANSPORTATION - 1.7% (Continued)
6,950	Royal Mail PLC	$46,374
1,500	SG Holdings Co. Ltd.	32,908
152,000	Sinotrans Ltd.	80,210
6,408	TFI International, Inc.	197,533
9,700	West Japan Railway Co.	714,944
		2,802,431
	WATER - 0.3%
6,228	Severn Trent PLC	162,764
18,262	Veolia Environnement SA	390,829
		553,593

	TOTAL COMMON STOCK - (Cost -$163,917,734)	149,125,779

	RIGHTS - 0.0%
83,542	Intesa San Paolo SPA	—
	TOTAL RIGHTS - (Cost-$0)	—

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
3,868,108	Fidelity Investments Money Market - Government Portfolio, Institutional Class to yield 1.77% (a)	3,868,108
	TOTAL SHORT-TERM INVESTMENT - (Cost -$3,868,108)	3,868,108

	TOTAL INVESTMENTS - 98.8% (Cost - $167,785,842)	$162,895,636
	OTHER ASSETS LESS LIABILITIES - NET - 1.2%	1,969,486
	TOTAL NET ASSETS - 100.0%	$164,865,122

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

*	Non-income producing security.

+	Represents less than 0.05%.

(a)	Money market rate shown represents the rate at June 30, 2018.

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Futures Contracts
					Unrealized
					Appreciation/
Description	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
LONG
Euro Stoxx 50 Index	Goldman Sachs	44	Sep-18	1,742,032	$(32,640)
FTSE 100 Index	Goldman Sachs	6	Sep-18	602,153	(4,006)
MSCI Emerging Market Index	Goldman Sachs	17	Sep-18	903,805	(55,420)
Nikkei Index (JPY)	Goldman Sachs	14	Sep-18	1,404,550	(16,571)
S&P/TSX 60 Index	Goldman Sachs	2	Sep-18	292,919	2,568
SPI 200 Index	Goldman Sachs	2	Sep-18	227,123	5,573
					$(100,496)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
7/3/2018	Morgan Stanley	$10,510	CHF	$10,606	$10,588	$(18)
7/3/2018	Morgan Stanley	679,967	THB	20,512	20,526	14
						(4)

To Sell:
7/3/2018	Morgan Stanley	$106,981	DKK	$16,761	$16,768	$(7)
7/3/2018	Morgan Stanley	283,814	SEK	31,663	31,733	(70)
7/3/2018	Morgan Stanley	6,285	THB	190	190	—
						(77)

NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(81)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	ADVERTISING - 0.7%
33,855	Interpublic Group of Cos., Inc.	$793,561
7,628	Omnicom Group, Inc.	581,788
		1,375,349
	AEROSPACE/DEFENSE - 1.9%
4,183	Curtiss-Wright Corp.	497,861
8,852	Harris Corp.	1,279,468
9,701	HEICO Corp.	591,291
645	Raytheon Co.	124,601
7,699	Rockwell Collins, Inc.	1,036,901
759	TransDigm Group, Inc.	261,961
		3,792,083
	AGRICULTURE - 0.1%
2,871	Bunge Ltd.	200,137

	APPAREL - 1.5%
946	Columbia Sportswear Co.	86,531
6,902	Michael Kors Holdings Ltd. *	459,673
15,685	Skechers U.S.A., Inc. *	470,707
23,242	VF Corp.	1,894,688
3,716	Wolverine World Wide, Inc.	129,205
		3,040,804
	AUTO MANUFACTURERS - 0.2%
7,238	PACCAR, Inc.	448,466

	AUTO PARTS & EQUIPMENT - 1.2%
11,898	Aptiv PLC	1,090,214
17,837	BorgWarner Inc.	769,845
2,491	Delphi Technologies PLC	113,241
2,201	Lear Corp.	408,968
		2,382,268
	BANKS - 1.2%
15,713	Citizens Financial Group, Inc.	611,236
2,006	First Republic Bank	194,161
1,376	SVB Financial Group *	397,334
11,266	Synovus Financial Corp.	595,183
11,581	Western Alliance BanCorp *	655,600
		2,453,514
	BEVERAGES - 1.1%
5,482	Brown-Forman Corp. - Class A	267,851
17,609	Brown-Forman Corp. - Class B	863,017
9,426	Dr Pepper Snapple Group, Inc.	1,149,972
		2,280,840
	BIOTECHNOLOGY - 3.0%
2,082	ACADIA Pharmaceuticals, Inc. *	31,792
2,934	Alnylam Pharmaceuticals, Inc. *	288,970

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	BIOTECHNOLOGY (Continued) - 3.0%
551	Biogen, Inc. *	$159,922
9,061	BioMarin Pharmaceutical, Inc. *	853,546
386	Bio-Rad Laboratories, Inc. *	111,376
8,597	Celgene Corp. *	682,774
6,674	Exact Sciences Corp. *	399,038
30,285	Exelixis, Inc. *	651,733
8,534	Gilead Sciences, Inc.	604,549
13,643	Incyte Corp. *	914,081
5,708	Ionis Pharmaceuticals, Inc. *	237,852
451	Regeneron Pharmaceuticals, Inc. *	155,590
2,098	Sage Therapeutics, Inc. *	328,400
4,653	Seattle Genetics, Inc. *	308,913
1,841	United Therapeutics Corp. *	208,309
316	Vertex Pharmaceuticals, Inc. *	53,707
		5,990,552
	BUILDING MATERIALS - 2.2%
36,571	Fortune Brands Home & Security, Inc.	1,963,497
2,107	Lennox International, Inc.	421,716
2,449	Martin Marietta Materials, Inc.	546,935
9,128	Masco Corp.	341,570
9,044	Vulcan Materials Co.	1,167,219
		4,440,937
	CHEMICALS - 2.3%
11,441	Axalta Coating Systems Ltd. *	346,777
8,486	Celanese Corp.	942,455
12,990	Chemours Co.	576,236
2,927	FMC Corp.	261,118
6,485	International Flavors & Fragrances, Inc.	803,881
3,875	RPM International, Inc.	225,990
21,078	Univar, Inc. *	553,087
12,000	WR Grace & Co.	879,720
		4,589,264
	COMMERCIAL SERVICES - 8.1%
2,443	ASGN, Inc. *	191,018
26,430	Booz Allen Hamilton Holding Corp.	1,155,784
6,891	Bright Horizons Family Solutions, Inc. *	706,465
3,226	Cintas Corp.	597,036
2,534	CoStar Group, Inc. *	1,045,604
513	Deluxe Corp.	33,966
2,648	Euronet Worldwide, Inc. *	221,823
2,390	FleetCor Technologies, Inc. *	503,454
2,034	Grand Canyon Education, Inc. *	227,015
2,962	Green Dot Corp. *	217,381
25,166	H&R Block, Inc.	573,281
4,159	Insperity, Inc.	396,145
2,386	ManpowerGroup, Inc.	205,339

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	COMMERCIAL SERVICES (Continued) - 8.1%
1,823	MarketAxess Holdings, Inc.	$360,699
8,146	Moody’s Corp.	1,389,382
3,077	Morningstar, Inc.	394,625
12,221	Robert Half International, Inc.	795,587
13,073	Rollins, Inc.	687,378
285	S&P Global, Inc.	58,109
4,715	ServiceMaster Global Holdings, Inc. *	280,401
27,973	Square, Inc. *	1,724,256
17,339	Total System Services, Inc.	1,465,492
15,905	TransUnion	1,139,434
3,434	United Rentals, Inc. *	506,927
27,565	Western Union Co.	560,396
1,045	WEX, Inc. *	199,052
8,768	Worldpay, Inc. *	717,047
		16,353,096
	COMPUTERS - 2.0%
7,841	Dell Technologies, Inc. - Class V *	663,192
5,970	EPAM Systems, Inc. *	742,250
11,813	Fortinet, Inc. *	737,486
4,798	NCR Corp. *	143,844
12,116	NetApp, Inc.	951,469
6,101	Nutanix, Inc. *	314,629
2,018	Perspecta, Inc.	41,470
16,601	Pure Storage, Inc. *	396,432
		3,990,772
	DISTRIBUTION/WHOLESALE - 1.3%
20,373	HD Supply Holdings, Inc. *	873,798
4,541	Watsco, Inc.	809,569
3,033	WW Grainger, Inc.	935,377
		2,618,744
	DIVERSIFIED FINANCIAL SERVICES - 3.8%
1,091	Affiliated Managers Group, Inc.	162,199
2,837	Alliance Data Systems Corp.	661,588
7,637	Ameriprise Financial, Inc.	1,068,264
15,907	Charles Schwab Corp.	812,848
4,876	Discover Financial Services	343,319
341	E*TRADE Financial Corp. *	20,856
9,060	Eaton Vance Corp.	472,841
5,495	Evercore, Inc.	579,448
1,520	Federated Investors, Inc.	35,446
14,515	Interactive Brokers Group, Inc.	934,911
2,774	Intercontinental Exchange, Inc.	204,028
1,580	Invesco Ltd.	41,965
1,637	Jefferies Financial Group, Inc.	37,225
6,879	LPL Financial Holdings, Inc.	450,850
2,215	Mastercard, Inc.	435,292

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 3.8%
7,778	Moelis & Co.	$456,180
1,192	Raymond James Financial, Inc.	106,505
7,749	SEI Investments Co.	484,467
685	Synchrony Financial	22,865
2,396	T Rowe Price Group, Inc.	278,152
1,330	TD Ameritrade Holding Corp.	72,844
		7,682,093
	ELECTRICAL COMPONENTS & EQUIPMENT- 0.9%
23,985	AMETEK, Inc.	1,730,758

	ELECTRONICS - 2.9%
12,738	Agilent Technologies, Inc.	787,718
4,880	Allegion PLC	377,517
27,440	Amphenol Corp.	2,391,396
10,371	Fortive Corp.	799,708
1,390	Garmin Ltd.	84,790
364	Mettler-Toledo International, Inc. *	210,621
9,279	National Instruments Corp.	389,532
4,484	Waters Corp. *	868,058
		5,909,340
	ENTERTAINMENT - 0.7%
6,143	Lions Gate Entertainment Corp. - Class A	152,469
6,281	Lions Gate Entertainment Corp. - Class B	147,352
10,224	Live Nation Entertainment, Inc. *	496,580
2,367	Vail Resorts, Inc.	649,008
		1,445,409
	ENVIRONMENTAL CONTROL - 0.1%
2,638	Republic Services, Inc.	180,334

	FOOD - 1.2%
6,773	Hershey Co.	630,295
7,998	Kellogg Co.	558,820
3,314	Lamb Weston Holdings, Inc.	227,042
6,013	McCormick & Co., Inc.	698,049
4,747	Performance Food Group Co. *	174,215
6,634	Sprouts Farmers Market, Inc. *	146,412
		2,434,833
	HEALTHCARE PRODUCTS - 5.3%
2,704	ABIOMED, Inc. *	1,106,071
4,321	Align Technology, Inc. *	1,478,387
15,641	Bruker Corp.	454,215
4,987	Cantel Medical Corp.	490,521
10,355	Edwards Lifesciences Corp. *	1,507,377
10,082	Hill-Rom Holdings, Inc.	880,562
8,014	IDEXX Laboratories, Inc. *	1,746,571
8,581	Masimo Corp. *	837,935

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	HEALTHCARE PRODUCTS - 5.3% (Continued)
3,268	Penumbra, Inc. *	$451,474
2,367	ResMed, Inc.	245,174
926	Stryker Corp.	156,364
11,147	Varian Medical Systems, Inc. *	1,267,637
		10,622,288
	HEALTHCARE - SERVICES - 2.1%
7,724	Centene Corp. *	951,674
401	Charles River Laboratories International, Inc. *	45,016
3,335	Chemed Corp.	1,073,236
2,479	Encompass Health Corp.	167,878
996	Humana, Inc.	296,439
3,778	IQVIA Holdings, Inc. *	377,120
693	Molina Healthcare, Inc. *	67,872
4,897	WellCare Health Plans, Inc. *	1,205,837
		4,185,072
	HOME BUILDERS - 1.0%
33,514	DR Horton, Inc.	1,374,074
143	NVR, Inc. *	424,760
2,453	Thor Industries, Inc.	238,898
		2,037,732
	HOME FURNISHINGS - 0.1%
1,422	Whirlpool Corp.	207,939

	HOUSEHOLD PRODUCTS/WARES - 1.2%
4,880	Avery Dennison Corp.	498,248
25,454	Church & Dwight Co., Inc.	1,353,135
3,904	Clorox Co.	528,016
		2,379,399
	INSURANCE - 0.5%
2,694	Arthur J Gallagher & Co.	175,864
2,525	Athene Holding Ltd. *	110,696
1,175	Hanover Insurance Group, Inc.	140,483
8,691	Progressive Corp.	514,073
		941,116
	INTERNET - 6.8%
14,330	CDW Corp.	1,157,721
6,753	Expedia Group, Inc.	811,643
2,810	F5 Networks, Inc. *	484,585
22,425	GoDaddy, Inc. *	1,583,205
7,927	GrubHub, Inc. *	831,622
1,372	InterActiveCorp. *	209,216
4,956	Okta, Inc. *	249,634
7,251	Palo Alto Networks, Inc. *	1,489,863
13,763	RingCentral, Inc. *	968,227
2,726	Snap, Inc. *	35,683
7,706	TripAdvisor, Inc. *	429,301

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	INTERNET - 6.8% (Continued)
6,918	Twilio, Inc. *	$387,546
51,290	Twitter, Inc. *	2,239,834
6,522	VeriSign, Inc. *	896,253
3,354	Wayfair, Inc. *	398,321
5,656	Yelp, Inc. *	221,602
22,810	Zendesk, Inc. *	1,242,917
		13,637,173
	LEISURE - 0.3%
4,350	Brunswick Corp.	280,488
3,901	Carnival Corp.	223,566
736	Polaris Industries, Inc.	89,924
		593,978
	LODGING - 1.9%
20,569	Extended Stay America, Inc.	444,496
10,905	Hilton Grand Vacations, Inc. *	378,404
4,041	Hilton Worldwide Holdings, Inc.	319,886
3,840	Las Vegas Sands Corp.	293,222
15,074	Wyndham Destinations, Inc.	667,326
9,381	Wyndham Hotels & Resorts, Inc.	551,884
7,251	Wynn Resorts Ltd.	1,213,382
		3,868,600
	MACHINERY - CONSTRUCTION & MINING - 0.1%
2,860	Oshkosh Corp.	201,115

	MACHINERY - DIVERSIFIED - 2.4%
3,951	Cognex Corp.	176,254
2,690	Cummins, Inc.	357,770
8,136	Gardner Denver Holdings, Inc. *	239,117
2,149	Gates Industrial Corp. PLC *	34,964
23,520	Graco, Inc.	1,063,574
9,633	Rockwell Automation, Inc.	1,601,294
2,834	Roper Technologies, Inc.	781,929
8,091	Xylem, Inc.	545,172
		4,800,074
	MEDIA - 1.0%
18,082	CBS Corp.	1,016,570
3,825	FactSet Research Systems, Inc.	757,733
18	John Wiley & Sons, Inc.	1,123
46,710	Sirius XM Holdings, Inc.	316,227
		2,091,653
	MINING - 0.1%
5,734	Newmont Mining Corp.	216,229

	MISCELLANEOUS MANUFACTURER - 1.4%
7,111	AO Smith Corp.	420,616
1,703	Crane Co.	136,461

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	MISCELLANEOUS MANUFACTURER - 1.4% (Continued)
1,637	Donaldson Co., Inc.	$73,861
17,573	Ingersoll-Rand PLC	1,576,825
594	ITT, Inc.	31,048
3,786	Parker-Hannifin Corp.	590,048
		2,828,859
	OFFICE/BUSINESS EQUIPMENT - 0.4%
5,113	Zebra Technologies Corp. *	732,437

	OIL & GAS - 0.9%
23,032	Cabot Oil & Gas Corp.	548,162
2,972	Cimarex Energy Co.	302,371
3,171	Continental Resources, Inc. *	205,354
4,559	Newfield Exploration Co. *	137,910
14,917	Parsley Energy, Inc. *	451,687
5,259	RSP Permian, Inc. *	231,501
		1,876,985
	PACKAGING & CONTAINERS - 0.8%
14,523	Packaging Corp. of America	1,623,526

	PHARMACEUTICALS - 2.6%
641	AbbVie, Inc.	59,389
2,406	Alkermes PLC *	99,031
15,405	AmerisourceBergen Corp.	1,313,584
6,249	Bristol-Myers Squibb Co.	345,820
5,779	DexCom, Inc. *	548,889
10,375	Herbalife Nutrition Ltd. *	557,345
906	Jazz Pharmaceuticals PLC *	156,104
2,557	McKesson Corp.	341,104
7,202	Nektar Therapeutics *	351,674
3,528	Neurocrine Biosciences, Inc. *	346,591
1,489	PRA Health Sciences, Inc. *	139,013
2,913	Sarepta Therapeutics, Inc. *	385,040
7,839	Zoetis, Inc.	667,804
		5,311,388
	PIPELINES - 0.7%
6,619	Cheniere Energy, Inc. *	431,493
14,824	ONEOK, Inc.	1,035,160
		1,466,653
	REAL ESTATE - 0.2%
5,224	CBRE Group, Inc. *	249,394
1,138	Jones Lang LaSalle, Inc.	188,897
		438,291
	REAL ESTATE INVESTMENT TRUSTS - 1.7%
328	Alexandria Real Estate Equities, Inc.	41,384
2,847	CoreSite Realty Corp.	315,505
12,438	Equity LifeStyle Properties, Inc.	1,143,052

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 1.7% (Continued)
7,692	Highwoods Properties, Inc.	$390,215
8,077	National Retail Properties, Inc.	355,065
18,284	Prologis, Inc.	1,201,076
2,493	VICI Properties, Inc.	51,456
		3,497,753
	RETAIL - 8.7%
1,502	AutoZone, Inc. *	1,007,737
291	Best Buy Co., Inc.	21,703
6,199	Burlington Stores, Inc. *	933,135
4,285	CarMax, Inc. *	312,248
1,497	Chipotle Mexican Grill, Inc. *	645,761
7,076	Copart, Inc. *	400,219
11,542	Darden Restaurants, Inc.	1,235,687
15,486	Dollar General Corp.	1,526,920
5,266	Domino’s Pizza Inc.	1,485,907
2,098	Kohl’s Corp.	152,944
4,427	Lithia Motors Inc.	418,661
9,815	Lululemon Athletica Inc. *	1,225,403
414	McDonald’s Corp.	64,870
4,230	MSC Industrial Direct Co. Inc.	358,916
10,369	Nordstrom Inc.	536,907
2,812	O’Reilly Automotive Inc. *	769,279
6,512	Penske Automotive Group Inc.	305,087
21,486	Ross Stores Inc.	1,820,938
11,221	Target Corp.	854,143
2,720	Texas Roadhouse Inc.	178,187
4,503	Tiffany & Co.	592,595
7,189	Tractor Supply Co.	549,887
3,725	Ulta Beauty Inc. *	869,639
10,776	Urban Outfitters Inc. *	480,071
1,808	Walmart Inc.	154,855
9,759	Wendy’s Co.	167,660
2,683	Williams-Sonoma Inc.	164,683
6,379	Yum China Holdings Inc.	245,336
		17,479,378
	SEMICONDUCTORS - 5.6%
40,719	Advanced Micro Devices, Inc. *	610,378
8,257	Analog Devices, Inc.	792,011
15,996	Applied Materials, Inc.	738,855
4,988	Cavium, Inc. *	431,462
2,221	IPG Photonics Corp. *	490,019
1,515	KLA-Tencor Corp.	155,333
9,693	Lam Research Corp.	1,675,435
41,124	Maxim Integrated Products, Inc.	2,412,334
5,006	MKS Instruments, Inc.	479,074
2,146	Monolithic Power Systems, Inc.	286,856

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	SEMICONDUCTORS - 5.6% (Continued)
13,075	ON Semiconductor Corp. *	$290,723
12,272	Skyworks Solutions, Inc.	1,186,089
3,142	Teradyne, Inc.	119,616
22,854	Xilinx, Inc.	1,491,452
		11,159,637
	SHIPBUILDING - 0.2%
1,575	Huntington Ingalls Industries, Inc.	341,444

	SOFTWARE - 13.1%
2,798	2U, Inc. *	233,801
7,206	Akamai Technologies, Inc. *	527,695
1,053	Aspen Technology, Inc. *	97,655
2,999	athenahealth, Inc. *	477,261
7,896	Atlassian Corp. PLC *	493,658
4,721	Autodesk, Inc. *	618,876
3,832	Black Knight, Inc. *	205,204
2,600	Box, Inc. *	64,974
11,315	Broadridge Financial Solutions, Inc.	1,302,357
29,216	Cadence Design Systems, Inc. *	1,265,345
13,250	CDK Global, Inc.	861,912
11,560	Cerner Corp. *	691,172
1,575	Citrix Systems, Inc. *	165,123
1,936	Electronic Arts, Inc. *	273,015
243	Fair Isaac Corp. *	46,977
22,792	Fidelity National Information Services, Inc.	2,416,636
50,776	First Data Corp. *	1,062,742
7,286	Fiserv, Inc. *	539,820
5,894	GreenSky, Inc. *	124,658
335	Guidewire Software, Inc. *	29,741
1,673	Jack Henry & Associates, Inc.	218,092
2,346	MSCI, Inc.	388,099
1,603	New Relic, Inc. *	161,246
15,992	Paychex, Inc.	1,093,053
7,032	Paycom Software, Inc. *	694,973
2,710	Pegasystems, Inc.	148,508
1,211	PTC, Inc. *	113,604
3,312	RealPage, Inc. *	182,491
12,461	Red Hat, Inc. *	1,674,385
12,250	ServiceNow, Inc. *	2,112,757
12,347	Splunk, Inc. *	1,223,711
7,372	SS&C Technologies Holdings, Inc.	382,607
16,216	Synopsys, Inc. *	1,387,603
6,471	Tableau Software, Inc. *	632,540
4,305	Take-Two Interactive Software, Inc. *	509,540
2,799	Ultimate Software Group, Inc. *	720,211

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	SOFTWARE (Continued) - 13.1%
13,450	Veeva Systems, Inc. *	$1,033,767
16,831	Workday, Inc. *	2,038,571
6,432	Zynga, Inc. *	26,178
		26,240,558
	TELECOMMUNICATIONS - 1.3%
4,052	Arista Networks, Inc. *	1,043,349
2,506	LogMeIn, Inc.	258,744
6,760	Motorola Solutions, Inc.	786,661
2,052	Telephone & Data Systems, Inc.	56,266
1,082	Ubiquiti Networks, Inc. *	91,667
11,635	Zayo Group Holdings, Inc. *	424,445
		2,661,132
	TRANSPORTATION - 1.7%
1,343	CH Robinson Worldwide, Inc.	112,355
9,774	Expeditors International of Washington, Inc.	714,479
1,770	JB Hunt Transport Services, Inc.	215,143
13,176	Landstar System, Inc.	1,438,819
1,042	Old Dominion Freight Line, Inc.	155,216
8,184	XPO Logistics, Inc. *	819,873
		3,455,885

	TOTAL COMMON STOCKS (Cost - $188,907,779)	198,235,887

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
2,767,541	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.77% (a)(Cost - $2,767,541)	$2,767,541

	TOTAL INVESTMENTS - 99.9% (Cost - $191,675,320)	$201,003,428
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	128,075
	TOTAL NET ASSETS - 100.0%	$201,131,503

*	Non-Income producing security.

PLC - Public Limited Company

(a)	Money market rate shown represents the rate at June 30, 2018.

Futures Contracts
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Depreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	23	Sep-18	3,129,840	$(58,014)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.9%
	AEROSPACE/DEFENSE - 0.9%
433	Aerojet Rocketdyne Holdings, Inc. *	$12,769
446	Curtiss-Wright, Corp.	53,083
1,071	Esterline Technologies, Corp. *	79,040
464	KLX, Inc. *	33,362
		178,254
	AGRICULTURE - 0.3%
987	Phibro Animal Health, Corp.	45,451
846	Vector Group Ltd.	16,142
		61,593
	AIRLINES - 0.2%
923	Hawaiian Holdings, Inc.	33,182
225	SkyWest, Inc.	11,678
		44,860
	APPAREL - 1.1%
318	Columbia Sportswear Co.	29,087
1,821	Crocs, Inc. *	32,067
594	Deckers Outdoor Corp. *	67,057
415	Oxford Industries, Inc.	34,437
403	Perry Ellis International, Inc. *	10,949
1,352	Wolverine World Wide, Inc.	47,009
		220,606
	AUTO MANUFACTURERS - 0.1%
458	Navistar International Corp. *	18,650

	AUTO PARTS & EQUIPMENT - 1.0%
174	Cooper-Standard Holdings, Inc. *	22,737
2,773	Dana, Inc.	55,987
1,114	Meritor, Inc. *	22,915
865	Modine Manufacturing Co. *	15,786
1,530	Tenneco, Inc.	67,259
732	Tower International, Inc.	23,278
		207,962
	BANKS - 8.9%
1,637	Bank of Commerce Holdings	20,872
183	Banner Corp.	11,004
4,684	Boston Private Financial Holdings, Inc.	74,476
2,030	Cadence BanCorp	58,606
330	Carolina Financial Corp.	14,164
2,312	Cathay General Bancorp	93,613
1,702	CoBiz Financial, Inc.	36,559
79	Eagle Bancorp, Inc. *	4,843
783	FCB Financial Holdings, Inc. *	46,040
3,174	First Commonwealth Financial Corp.	49,229

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	BANKS (Continued) - 8.9%
1,031	First Connecticut Bancorp, Inc.	$31,549
413	First Horizon National Corp.	7,368
1,239	First of Long Island Corp.	30,789
1,398	Glacier Bancorp, Inc.	54,075
307	Guaranty Bancorp	9,149
2,010	Hanmi Financial Corp.	56,983
1,449	Heritage Commerce Corp.	24,618
2,097	Home BancShares, Inc.	47,308
464	HomeStreet, Inc. *	12,505
4,064	Hope Bancorp, Inc.	72,461
3,186	Independent Bank Corp.	81,243
404	International Bancshares Corp.	17,291
2,417	Lakeland Financial Corp.	116,475
1,051	MBT Financial Corp.	11,193
745	Merchants Bancorp	21,255
567	National Bank Holdings Corp.	21,881
502	Preferred Bank	30,853
1,047	QCR Holdings, Inc.	49,680
510	Republic Bancorp, Inc.	23,103
2,046	Sandy Spring Bancorp, Inc.	83,906
520	Shore Bancshares, Inc.	9,890
356	Sierra Bancorp	10,053
1,284	SmartFinancial, Inc. *	33,076
621	South State Corp.	53,561
37	Sterling Bancorp, Inc.	494
875	TriCo Bancshares	32,769
3,832	TriState Capital Holdings, Inc. *	100,015
1,395	United Bankshares, Inc.	50,778
4,616	United Community Banks, Inc.	141,573
191	Walker & Dunlop, Inc.	10,629
1,154	West Bancorporation, Inc.	29,023
1,771	Wintrust Financial Corp.	154,166
		1,839,118
	BIOTECHNOLOGY - 3.8%
4,507	Achillion Pharmaceuticals, Inc. *	12,755
1,093	Alder Biopharmaceuticals, Inc. *	17,269
807	AMAG Pharmaceuticals, Inc. *	15,736
875	Amicus Therapeutics, Inc. *	13,667
2,190	Ardelyx, Inc. *	8,102
298	Atara Biotherapeutics, Inc. *	10,952
167	Bluebird Bio, Inc. *	26,211
152	Blueprint Medicines Corp. *	9,649
441	Cambrex Corp. *	23,064
1,062	ChemoCentryx, Inc. *	13,987

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	BIOTECHNOLOGY (Continued) - 3.8%
905	CytomX Therapeutics, Inc. *	$20,688
313	Editas Medicine, Inc. *	11,215
510	Emergent BioSolutions, Inc. *	25,750
603	Exact Sciences Corp. *	36,053
1,244	FibroGen, Inc. *	77,874
216	Five Prime Therapeutics, Inc. *	3,415
1,472	Halozyme Therapeutics, Inc. *	24,833
269	Ligand Pharmaceuticals, Inc. *	55,729
270	Loxo Oncology, Inc. *	46,840
1,069	Medicines Co. *	39,232
807	Myriad Genetics, Inc. *	30,158
2,915	PDL BioPharma, Inc. *	6,821
648	Prothena Corp. PLC *	9,448
626	PTC Therapeutics, Inc. *	21,115
165	Puma Biotechnology, Inc. *	9,760
382	REGENXBIO, Inc. *	27,409
720	Retrophin, Inc. *	19,627
258	Sage Therapeutics, Inc. *	40,385
1,095	Sangamo Therapeutics, Inc. *	15,549
3,816	Seres Therapeutics, Inc. *	32,818
225	Spark Therapeutics, Inc. *	18,621
474	Spectrum Pharmaceuticals, Inc. *	9,935
258	Ultragenyx Pharmaceutical, Inc. *	19,832
2,039	Veracyte, Inc. *	19,044
2,433	ZIOPHARM Oncology, Inc. *	7,348
		780,891
	BUILDING MATERIALS - 1.9%
402	Boise Cascade Co.	17,969
2,392	Builders FirstSource, Inc. *	43,750
515	Continental Building Products, Inc. *	16,248
229	Cree, Inc. *	9,520
1,005	Griffon Corp.	17,889
178	JELD-WEN Holding, Inc. *	5,089
782	Louisiana-Pacific Corp.	21,286
5,394	LSI Industries, Inc.	28,804
540	Patrick Industries, Inc. *	30,699
828	PGT Innovations, Inc. *	17,264
716	Summit Materials, Inc. *	18,795
1,054	Trex Co., Inc. *	65,970
2,616	Universal Forest Products, Inc.	95,798
		389,081
	CHEMICALS - 2.6%
490	AdvanSix, Inc. *	17,949
1,297	Ferro Corp. *	27,042

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	CHEMICALS - 2.6% (Continued)
1,697	GCP Applied Technologies, Inc. *	$49,128
1,242	HB Fuller Co.	66,671
587	Ingevity Corp. *	47,465
1,131	Innospec, Inc.	86,578
248	KMG Chemicals, Inc.	18,297
824	Koppers Holdings, Inc. *	31,600
306	Kraton Corp. *	14,119
1,298	PolyOne Corp.	56,100
1,092	Sensient Technologies Corp.	78,133
418	Stepan Co.	32,608
552	Tronox Ltd.	10,863
		536,553
	COAL - 0.2%
1,027	Peabody Energy Corp.	46,708

	COMMERCIAL SERVICES - 4.7%
637	Aaron’s, Inc.	27,678
575	AMN Healthcare Services, Inc. *	33,695
1,145	ASGN, Inc. *	89,528
279	Avis Budget Group, Inc. *	9,067
104	Brink’s Co.	8,294
300	Capella Education Co.	29,610
1,122	Care.com, Inc. *	23,427
1,179	Carriage Services, Inc.	28,944
496	Cimpress NV *	71,900
383	CorVel Corp. *	20,682
640	CRA International, Inc.	32,570
125	Forrester Research, Inc.	5,244
176	Grand Canyon Education, Inc. *	19,643
676	Green Dot Corp. *	49,612
370	HealthEquity, Inc. *	27,787
981	Insperity, Inc.	93,440
604	Kelly Services, Inc.	13,560
1,414	Korn/Ferry International	87,569
687	Laureate Education, Inc. *	9,845
1,092	Matthews International Corp.	64,210
165	Medifast, Inc.	26,426
282	National Research Corp.	10,547
268	Nutrisystem, Inc.	10,318
616	Paylocity Holding Corp. *	36,258
762	Quad/Graphics, Inc.	15,872
637	Sotheby’s *	34,615
690	SP Plus Corp. *	25,668

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	COMMERCIAL SERVICES - 4.7% (Continued)
1,579	Travelport Worldwide Ltd.	$29,275
301	Weight Watchers International, Inc. *	30,431
		965,715
	COMPUTERS - 2.2%
35	CACI International, Inc. *	5,899
597	EPAM Systems, Inc. *	74,225
507	Insight Enterprises, Inc. *	24,807
771	Lumentum Holdings, Inc. *	44,641
1,132	Mitek Systems, Inc. *	10,075
671	NetScout Systems, Inc. *	19,929
914	Nutanix, Inc. *	47,135
1,750	Pure Storage, Inc. *	41,790
332	Qualys, Inc. *	27,988
580	Syntel, Inc. *	18,612
969	Varonis Systems, Inc. *	72,191
1,279	VeriFone Systems, Inc. *	29,187
511	Virtusa Corp. *	24,875
382	Vocera Communications, Inc. *	11,418
		452,772
	COSMETICS/PERSONAL CARE - 0.3%
1,072	Inter Parfums, Inc.	57,352

	DISTRIBUTION/WHOLESALE - 0.9%
1,518	Essendant, Inc.	20,068
321	Fossil Group, Inc. *	8,625
453	H&E Equipment Services, Inc.	17,037
2,386	Nexeo Solutions, Inc. *	21,784
1,922	ScanSource, Inc. *	77,457
457	Systemax, Inc.	15,689
656	Triton International Ltd.	20,113
		180,773
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
2,067	BrightSphere Investment Group PLC	29,475
982	Enova International, Inc. *	35,892
86	Evercore, Inc.	9,069
446	Federal Agricultural Mortgage Corp.	39,908
585	Financial Engines, Inc.	26,267
2,425	Ladenburg Thalmann Financial Services, Inc.	8,245
3,331	LendingClub Corp. *	12,624
31	LendingTree, Inc. *	6,628
13,134	Medley Management, Inc.	46,626
1,278	Moelis & Co.	74,955
1,538	Nationstar Mortgage Holdings, Inc. *	26,961
368	Piper Jaffray Cos	28,281

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 2.0% (Continued)
321	Stifel Financial Corp.	$16,772
689	WageWorks, Inc. *	34,450
297	Westwood Holdings Group, Inc.	17,683
		413,836
	ELECTRIC - 2.3%
603	Avista Corp.	31,754
906	Black Hills Corp.	55,456
2,699	IDACORP, Inc.	248,956
3,338	NRG Yield, Inc. - Class A	56,913
1,517	NRG Yield, Inc.	26,092
1,131	PNM Resources, Inc.	43,996
760	Vistra Energy Corp. *	17,982
		481,149
	ELECTRICAL COMPONENTS & EQUIPMENT- 0.8%
654	EnerSys	48,815
1,593	Generac Holdings, Inc. *	82,406
147	Littelfuse, Inc.	33,542
		164,763
	ELECTRONICS - 3.6%
2,312	AVX Corp.	36,229
318	Benchmark Electronics, Inc.	9,270
1,453	Brady Corp.	56,013
627	Control4 Corp. *	15,242
816	ESCO Technologies, Inc.	47,083
6,967	Fitbit, Inc. *	45,494
2,043	GoPro, Inc. *	13,157
951	OSI Systems, Inc. *	73,541
1,078	Stoneridge, Inc. *	37,881
918	SYNNEX Corp.	88,596
467	Tech Data Corp. *	38,350
3,747	Vishay Intertechnology, Inc.	86,930
531	Vishay Precision Group, Inc. *	20,258
1,298	Watts Water Technologies, Inc.	101,763
848	Woodward, Inc.	65,177
		734,984
	ENERGY - ALTERNATE SOURCES- 0.2%
4,326	Pacific Ethanol, Inc. *	11,248
649	Renewable Energy Group, Inc. *	11,585
128	REX American Resources Corp. *	10,364
		33,197
	ENGINEERING & CONSTRUCTION - 1.0%
377	Argan, Inc.	15,438
1,153	Comfort Systems USA, Inc.	52,807
545	EMCOR Group, Inc.	41,518

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	ENGINEERING & CONSTRUCTION - 1.0% (Continued)
1,082	MasTec, Inc. *	$54,911
973	Primoris Services Corp.	26,495
275	TopBuild Corp. *	21,543
		212,712
	ENTERTAINMENT - 0.8%
473	Eldorado Resorts, Inc. *	18,494
1,795	Eros International PLC *	23,335
2,388	IMAX Corp. *	52,894
229	Marriott Vacations Worldwide Corp.	25,868
488	Pinnacle Entertainment, Inc. *	16,460
461	Scientific Games Corp. *	22,658
720	SeaWorld Entertainment, Inc. *	15,710
		175,419
	ENVIRONMENTAL CONTROL - 0.4%
712	MSA Safety, Inc.	68,594
291	Tetra Tech, Inc.	17,023
		85,617
	FOOD - 1.5%
200	Calavo Growers, Inc.	19,230
1,232	Darling Ingredients, Inc. *	24,492
3,512	Dean Foods Co.	36,911
5	J&J Snack Foods Corp.	762
417	John B Sanfilippo & Son, Inc.	31,046
2,810	Performance Food Group Co. *	103,127
128	Sanderson Farms, Inc.	13,459
10,103	Smart & Final Stores, Inc. *	56,072
790	United Natural Foods, Inc. *	33,701
		318,800
	FOREST PRODUCTS & PAPER - 0.2%
1,045	Schweitzer-Mauduit International, Inc.	45,687

	GAS - 0.6%
780	Chesapeake Utilities Corp.	62,361
778	Southwest Gas Holdings, Inc.	59,338
		121,699
	HAND/MACHINE TOOLS - 0.2%
202	Kennametal, Inc.	7,252
2,019	Milacron Holdings Corp. *	38,220
		45,472
	HEALTHCARE PRODUCTS - 4.5%
202	Abaxis, Inc.	16,768
3,283	Accuray, Inc. *	13,460
1,266	AtriCure, Inc. *	34,245
27	Atrion Corp.	16,184

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	HEALTHCARE PRODUCTS (Continued) - 4.5%
659	Cantel Medical Corp.	$64,819
680	CONMED Corp.	49,776
798	Genomic Health, Inc. *	40,219
882	Globus Medical, Inc. *	44,506
359	Haemonetics Corp. *	32,195
215	ICU Medical, Inc. *	63,135
306	Inogen, Inc. *	57,017
587	Insulet Corp. *	50,306
157	Integer Holdings Corp. *	10,150
628	Intersect ENT, Inc. *	23,519
251	LivaNova PLC *	25,055
506	Luminex Corp.	14,942
1,041	Masimo Corp. *	101,654
246	Merit Medical Systems, Inc. *	12,595
1,095	MiMedx Group, Inc. *	6,997
230	Nevro Corp. *	18,365
551	Novocure Ltd. *	17,246
1,722	NxStage Medical, Inc. *	48,044
96	Orthofix International NV *	5,455
379	Penumbra, Inc. *	52,359
209	Repligen Corp. *	9,831
1,345	STAAR Surgical Co. *	41,695
413	Surmodics, Inc. *	22,798
363	Varex Imaging Corp. *	13,464
1,104	Wright Medical Group NV *	28,660
		935,459
	HEALTHCARE - SERVICES - 1.9%
684	American Renal Associates Holdings, Inc. *	10,787
1,727	Catalent, Inc. *	72,344
149	Chemed Corp.	47,950
1,093	Encompass Health Corp.	74,018
768	Ensign Group, Inc.	27,510
592	LHC Group, Inc. *	50,669
590	Medpace Holdings, Inc. *	25,370
183	Molina Healthcare, Inc. *	17,923
123	National HealthCare Corp.	8,657
991	Select Medical Holdings Corp. *	17,987
674	Syneos Health, Inc. *	31,611
410	Tenet Healthcare Corp. *	13,764
159	Tivity Health, Inc. *	5,597
		404,187
	HOLDING COMPANIES - 0.1%
1,831	HRG Group, Inc. *	23,968

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	HOME BUILDERS - 1.0%
1,085	Beazer Homes USA, Inc. *	$16,004
303	Century Communities, Inc. *	9,560
2,701	MDC Holdings, Inc.	83,110
1,458	Meritage Homes Corp. *	64,079
1,328	TRI Pointe Group, Inc. *	21,726
908	William Lyon Homes *	21,066
		215,545
	HOME FURNISHINGS - 1.2%
387	iRobot, Corp. *	29,323
5,053	Roku, Inc. *	215,359
		244,682
	HOUSEWARE PRODUCTS/WARES - 0.4%
1,340	ACCO Brands Corp.	18,559
258	Central Garden & Pet Co. *	11,218
705	Central Garden & Pet Co. - Class A *	28,531
137	WD-40 Co.	20,036
		78,344
	INSURANCE - 2.4%
179	American National Insurance Co.	21,407
817	Argo Group International Holdings Ltd.	47,509
1,150	Baldwin & Lyons, Inc.	28,060
1,369	Employers Holdings, Inc.	55,034
1,941	Essent Group Ltd. *	69,527
332	FBL Financial Group, Inc.	26,145
4,644	Genworth Financial, Inc. *	20,898
4,737	Greenlight Capital Re Ltd. *	67,265
455	HCI Group, Inc.	18,914
551	Horace Mann Educators Corp.	24,575
101	Infinity Property & Casualty Corp.	14,377
494	Kinsale Capital Group, Inc.	27,101
4,927	MGIC Investment Corp. *	52,817
1,861	Radian Group, Inc.	30,185
		503,814
	INTERNET - 4.0%
1,125	Boingo Wireless, Inc. *	25,414
358	Cars.com, Inc. *	10,164
749	Cogent Communications Holdings, Inc.	39,997
1,126	Etsy, Inc. *	47,506
3,134	Groupon, Inc. *	13,476
711	GrubHub, Inc. *	74,591
437	Imperva, Inc. *	21,085
1,827	Limelight Networks, Inc. *	8,167
1,866	NIC, Inc.	29,016
923	Okta, Inc. *	46,491

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	INTERNET - 4.0% (Continued)
339	Overstock.com, Inc. *	$11,407
456	Proofpoint, Inc. *	52,581
317	Q2 Holdings, Inc. *	18,085
651	Rapid7, Inc. *	18,371
1,159	RingCentral, Inc. *	81,536
198	Shutterfly, Inc. *	17,826
446	Shutterstock, Inc. *	21,167
86	Stamps.com, Inc. *	21,762
1,648	TechTarget, Inc. *	46,803
152	Trade Desk, Inc. *	14,258
1,115	TrueCar, Inc. *	11,250
787	Twilio, Inc. *	44,088
3,043	US Auto Parts Network, Inc. *	4,564
1,048	Yelp, Inc. *	41,061
1,860	Zendesk, Inc. *	101,351
		822,017
	IRON/STEEL - 0.5%
1,105	Allegheny Technologies, Inc. *	27,758
1,759	Cleveland-Cliffs, Inc. *	14,828
2,495	Ryerson Holding Corp. *	27,819
991	Schnitzer Steel Industries, Inc.	33,397
		103,802
	LEISURE TIME - 0.9%
841	Acushnet Holdings Corp.	20,571
363	Camping World Holdings, Inc.	9,068
259	Fox Factory Holding Corp. *	12,056
291	LCI Industries	26,234
484	Malibu Boats, Inc. *	20,299
1,717	MCBC Holdings, Inc. *	49,707
1,042	Planet Fitness, Inc. *	45,785
		183,720
	LODGING - 0.7%
1,029	Caesars Entertainment Corp. *	11,010
1,507	Century Casinos, Inc. *	13,186
495	ILG, Inc.	16,350
3,029	Marcus Corp.	98,442
		138,988
	MACHINERY - DIVERSIFIED - 1.7%
733	Alamo Group, Inc.	66,234
383	Altra Industrial Motion Corp.	16,507
1,338	Applied Industrial Technologies, Inc.	93,861
1,081	Briggs & Stratton Corp.	19,036
1,056	Cactus, Inc. *	35,682
529	Kadant, Inc.	50,863

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	MACHINERY - DIVERSIFIED - 1.7% (Continued)
346	Lindsay Corp.	$33,559
277	Manitowoc Co., Inc. *	7,163
618	SPX FLOW, Inc. *	27,050
		349,955
	MEDIA - 0.7%
1,456	Entercom Communications Corp.	10,993
4,818	Entravision Communications Corp.	24,090
2,003	Gray Television, Inc. *	31,647
222	Meredith Corp.	11,322
666	MSG Networks, Inc. *	15,951
190	Nexstar Media Group, Inc.	13,946
314	Sinclair Broadcast Group, Inc.	10,095
480	World Wrestling Entertainment, Inc.	34,954
		152,998
	METAL FABRICATE/HARDWARE - 0.9%
570	CIRCOR International, Inc.	21,067
3,607	Rexnord Corp. *	104,819
1,088	TimkenSteel Corp. *	17,789
975	Worthington Industries, Inc.	40,921
		184,596
	MINING - 0.4%
6,536	Hecla Mining Co.	22,745
248	Kaiser Aluminum Corp.	25,819
320	Materion Corp.	17,328
510	US Silica Holdings, Inc.	13,102
		78,994
	MISCELLANEOUS MANUFACTURER - 1.0%
618	Axon Enterprise, Inc. *	39,045
447	EnPro Industries, Inc.	31,268
393	Harsco Corp. *	8,685
34	Hillenbrand, Inc.	1,603
142	John Bean Technologies Corp.	12,624
128	Proto Labs, Inc. *	15,226
366	Raven Industries, Inc.	14,073
432	Standex International Corp.	44,150
602	Trinseo SA	42,712
		209,386
	OFFICE FURNISHINGS - 0.3%
2,204	Interface, Inc.	50,582
1,019	Kimball International, Inc.	16,467
		67,049
	OIL & GAS - 2.4%
475	Carrizo Oil & Gas, Inc. *	13,229
854	CVR Energy, Inc.	31,589

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	OIL & GAS - 2.4% (Continued)
550	Delek US Holdings, Inc.	$27,594
3,289	Eclipse Resources Corp. *	5,262
2,024	Ensco PLC	14,694
5,122	Evolution Petroleum Corp.	50,452
3,999	Gulfport Energy Corp. *	50,267
1,404	HighPoint Resources Corp. *	8,536
1,933	Matador Resources Co. *	58,087
7,271	Noble Corp. PLC *	46,025
1,907	Oasis Petroleum, Inc. *	24,734
1,867	Parker Drilling Co. *	709
342	PDC Energy, Inc. *	20,674
365	Penn Virginia Corp. *	30,985
894	Rowan Cos PLC *	14,501
874	SandRidge Energy, Inc. *	15,505
8,102	Southwestern Energy Co. *	42,941
3,839	SRC Energy, Inc. *	42,306
1,458	Ultra Petroleum Corp. *	3,368
		501,458
	OIL & GAS SERVICES - 1.2%
394	Basic Energy Services, Inc. *	4,377
656	C&J Energy Services, Inc. *	15,482
473	Dril-Quip, Inc. *	24,312
949	Exterran Corp. *	23,763
1,688	FTS International, Inc. *	24,037
676	McDermott International, Inc. *	13,283
607	MRC Global, Inc. *	13,154
1,382	Oil States International, Inc. *	44,362
680	PHI, Inc. *	6,916
3,545	Pioneer Energy Services Corp. *	20,738
1,973	ProPetro Holding Corp. *	30,937
1,992	Superior Energy Services, Inc. *	19,402
2,699	TETRA Technologies, Inc. *	12,011
		252,774
	PACKAGING & CONTAINERS - 0.1%
417	Greif, Inc.	22,055

	PHARMACEUTICALS - 3.6%
777	Aimmune Therapeutics, Inc. *	20,894
2,123	Akebia Therapeutics, Inc. *	21,188
3,496	Array BioPharma, Inc. *	58,663
842	BioSpecifics Technologies Corp. *	37,772
1,099	Calithera Biosciences, Inc. *	5,495
707	Clovis Oncology, Inc. *	32,147
2,382	Conatus Pharmaceuticals, Inc. *	10,195

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	PHARMACEUTICALS - 3.6% (Continued)
855	Concert Pharmaceuticals, Inc. *	$14,390
1,331	Corcept Therapeutics, Inc. *	20,923
1,799	Dermira, Inc. *	16,551
635	Diplomat Pharmacy, Inc. *	16,231
473	Enanta Pharmaceuticals, Inc. *	54,821
151	Global Blood Therapeutics, Inc. *	6,825
1,612	Horizon Pharma PLC *	26,695
1,900	Ironwood Pharmaceuticals, Inc. *	36,328
967	Nektar Therapeutics *	47,219
1,252	Owens & Minor, Inc.	20,921
263	Pacira Pharmaceuticals, Inc. *	8,429
302	Portola Pharmaceuticals, Inc. *	11,407
434	PRA Health Sciences, Inc. *	40,518
839	Prestige Brands Holdings, Inc. *	32,201
3,591	Ra Pharmaceuticals, Inc. *	35,730
995	Revance Therapeutics, Inc. *	27,313
192	Sarepta Therapeutics, Inc. *	25,379
247	Supernus Pharmaceuticals, Inc. *	14,783
395	USANA Health Sciences, Inc. *	45,543
1,504	Vanda Pharmaceuticals, Inc. *	28,651
661	Xencor, Inc. *	24,464
207	Zogenix, Inc. *	9,149
		750,825
	PRIVATE EQUITY - 0.3%
2,654	Kennedy-Wilson Holdings, Inc.	56,132

	REAL ESTATE - 0.1%
432	Marcus & Millichap, Inc. *	16,852

	REAL ESTATE INVESTMENT TRUSTS - 7.5%
3,916	Arbor Realty Trust, Inc.	40,844
937	Ares Commercial Real Estate Corp.	12,940
1,524	CareTrust REIT, Inc.	25,436
3,198	CatchMark Timber Trust, Inc.	40,711
7,553	Cedar Realty Trust, Inc.	35,650
2,378	Chatham Lodging Trust	50,461
5,618	DiamondRock Hospitality Co.	68,989
4,866	Easterly Government Properties, Inc.	96,152
1,071	EastGroup Properties, Inc.	102,345
5,838	First Industrial Realty Trust, Inc.	194,639
2,592	Four Corners Property Trust, Inc.	63,841
1,374	Franklin Street Properties Corp.	11,761
326	GEO Group, Inc.	8,978
1,444	Global Net Lease, Inc.	29,501

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued) - 7.5%
4,208	Hersha Hospitality Trust	$90,262
4,360	Invesco Mortgage Capital, Inc.	69,324
3,509	Kite Realty Group Trust	59,934
2,904	Ladder Capital Corp.	45,360
1,647	National Storage Affiliates Trust	50,761
167	PS Business Parks, Inc.	21,459
877	Pennsylvania Real Estate Investment Trust	9,638
3,098	Preferred Apartment Communities, Inc.	52,635
363	QTS Realty Trust, Inc.	14,338
1,841	Redwood Trust, Inc.	30,321
1,539	Retail Opportunity Investments Corp.	29,487
1,391	Rexford Industrial Realty, Inc.	43,663
404	Ryman Hospitality Properties, Inc.	33,593
3,373	STAG Industrial, Inc.	91,847
1,954	Sunstone Hotel Investors, Inc.	32,475
1,498	TPG RE Finance Trust, Inc.	30,439
2,012	Terreno Realty Corp.	75,792
		1,563,576
	RETAIL - 4.9%
1,169	Abercrombie & Fitch Co.	28,617
1,907	American Eagle Outfitters, Inc.	44,338
277	America’s Car-Mart, Inc. *	17,146
397	Asbury Automotive Group, Inc. *	27,214
303	Bassett Furniture Industries, Inc.	8,348
1,475	Beacon Roofing Supply, Inc. *	62,864
405	Big Lots, Inc.	16,921
1,173	BJ’s Restaurants, Inc.	70,380
1,473	Bloomin’ Brands, Inc.	29,607
891	Brinker International, Inc.	42,412
1,672	Carrols Restaurant Group, Inc. *	24,829
1,182	Cato Corp.	29,101
742	Cheesecake Factory, Inc.	40,855
5,330	Chico’s FAS, Inc.	43,386
173	Children’s Place, Inc.	20,898
856	Citi Trends, Inc.	23,489
305	Dillard’s, Inc.	28,822
1,984	Express, Inc. *	18,154
512	Five Below, Inc. *	50,028
430	Group 1 Automotive, Inc.	27,090
605	Guess?, Inc.	12,947
435	Lithia Motors, Inc.	41,138
393	Ollie’s Bargain Outlet Holdings, Inc. *	28,492
104	RH *	14,529
965	Rush Enterprises, Inc. *	41,862

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	RETAIL - 4.9% (Continued)
2,203	Sonic Automotive, Inc.	$45,382
2,283	Texas Roadhouse, Inc.	149,559
1,048	Zumiez, Inc. *	26,252
		1,014,660
	SAVINGS & LOANS - 2.0%
534	First Defiance Financial Corp.	35,810
2,732	First Financial Northwest, Inc.	53,329
2,835	Meridian Bancorp, Inc.	54,290
3,391	Riverview Bancorp, Inc.	28,620
4,730	TFS Financial Corp.	74,592
1,721	United Community Financial Corp.	18,914
4,295	Washington Federal, Inc.	140,446
		406,001
	SEMICONDUCTORS - 2.7%
689	Advanced Energy Industries, Inc. *	40,024
510	Alpha & Omega Semiconductor Ltd. *	7,262
230	Ambarella, Inc. *	8,880
847	Amkor Technology, Inc. *	7,276
976	Brooks Automation, Inc.	31,837
191	Cabot Microelectronics Corp.	20,544
1,796	Cirrus Logic, Inc. *	68,841
460	Cohu, Inc.	11,275
940	Diodes, Inc. *	32,402
2,074	Entegris, Inc.	70,309
1,755	Integrated Device Technology, Inc. *	55,949
952	Monolithic Power Systems, Inc.	127,254
440	Power Integrations, Inc.	32,142
372	Semtech Corp. *	17,503
454	Synaptics, Inc. *	22,868
858	Ultra Clean Holdings, Inc. *	14,243
		568,609
	SOFTWARE - 4.2%
1,242	Acxiom, Corp. *	37,198
2,129	Allscripts Healthcare Solutions, Inc. *	25,548
420	Appfolio, Inc. *	25,683
480	Bottomline Technologies de, Inc. *	23,918
942	Box, Inc. *	23,541
1,258	Cloudera, Inc. *	17,159
699	Cornerstone OnDemand, Inc. *	33,154
307	CSG Systems International, Inc.	12,547
527	Fair Isaac, Corp. *	101,880
666	Five9, Inc. *	23,024
2,110	GreenSky, Inc. *	44,626
1,438	Hortonworks, Inc. *	26,200

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	SOFTWARE (Continued) - 4.2%
231	HubSpot, Inc. *	$28,967
1,963	InnerWorkings, Inc. *	17,058
358	Instructure, Inc. *	15,233
847	LivePerson, Inc. *	17,872
770	Medidata Solutions, Inc. *	62,031
569	MicroStrategy, Inc. *	72,690
507	MINDBODY, Inc. *	19,570
603	New Relic, Inc. *	60,656
595	Omnicell, Inc. *	31,208
287	Pegasystems, Inc.	15,728
788	Progress Software Corp.	30,590
329	Rosetta Stone, Inc. *	5,274
794	SendGrid, Inc. *	21,057
250	SPS Commerce, Inc. *	18,370
1,765	TiVo Corp.	23,739
368	Verint Systems, Inc. *	16,321
636	Workiva, Inc. *	15,518
		866,360
	STOREAGE/WAREHOUSING - 0.1%
228	Mobile Mini, Inc.	10,693

	TELECOMMUNICATIONS - 1.7%
6,098	A10 Networks, Inc. *	37,991
5,464	Aerohive Networks, Inc. *	21,692
2,561	Ciena Corp. *	67,892
1,334	Consolidated Communications Holdings, Inc.	16,488
1,835	Extreme Networks, Inc. *	14,607
1,440	Finisar Corp. *	25,920
2,005	Infinera Corp. *	19,910
656	InterDigital, Inc.	53,070
1,528	Iridium Communications, Inc. *	24,601
277	NETGEAR, Inc. *	17,312
388	Ubiquiti Networks, Inc. *	32,871
1,506	Vonage Holdings Corp. *	19,412
		351,766
	TRANSPORTATION - 1.3%
245	Atlas Air Worldwide Holdings, Inc. *	17,566
283	Covenant Transportation Group, Inc. *	8,914
588	Knight-Swift Transportation Holdings, Inc.	22,467
2,720	Marten Transport Ltd.	63,784
584	Matson, Inc.	22,414
19,887	Nordic American Tankers Ltd.	53,297
220	Saia, Inc. *	17,787
16,995	Scorpio Tankers, Inc.	47,756
561	Werner Enterprises, Inc.	21,066
		275,051

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	TRUCKING & LEASING - 0.3%
167	GATX Corp.	$12,396
850	Greenbrier Cos, Inc.	44,838
		57,234
	WATER - 0.2%
601	SJW Group	39,798

	TOTAL COMMON STOCKS (Cost - $18,911,336)	20,265,571

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
528,438	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.77% (a)(Cost - $528,438)	528,438

	TOTAL INVESTMENTS - 100.5% (Cost - $19,439,774)	$20,794,009
	OTHER ASSETS LESS LIABILITIES - NET - (0.5)%	(97,223)
	TOTAL NET ASSETS - 100.0%	$20,696,786

*	Non-income producing security.

PLC - Public Limited Company

(a)	Money market rate shown represents the rate at June 30, 2018.

Futures Contracts
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Depreciation
LONG
E-mini Russell 2000 Future	Goldman Sachs	5	Sep-18	411,875	$(7,946)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.9%
	ADVERTISING - 0.2%
2,301	Interpublic Group of Cos, Inc.	$53,935

	AEROSPACE/DEFENSE - 2.3%
423	Boeing Co.	141,921
58	Curtiss-Wright Corp.	6,903
301	General Dynamics Corp.	56,109
460	Lockheed Martin Corp.	135,898
11	Northrop Grumman Corp.	3,385
1,094	Raytheon Co.	211,339
177	Rockwell Collins, Inc.	23,838
		579,393
	AGRICULTURE - 1.4%
3,304	Archer-Daniels-Midland Co.	151,422
968	Bunge Ltd.	67,479
1,781	Phillip Morris International, Inc.	143,798
		362,699
	AIRLINES - 0.3%
1,688	Delta Air Lines, Inc.	83,623
55	Southwest Airlines, Co.	2,798
		86,421
	APPAREL - 0.8%
311	Michael Kors Holdings Ltd. *	20,713
1,464	NIKE, Inc.	116,652
1,106	Skechers U.S.A., Inc. *	33,191
458	VF Corp.	37,336
		207,892
	AUTO MANUFACTURERS - 0.6%
2,321	PACCAR, Inc.	143,809

	AUTO PARTS & EQUIPMENT - 0.6%
3,424	BorgWarner, Inc.	147,780

	BANKS - 6.8%
14,880	Bank of America Corp.	419,467
365	Capital One Financial Corp.	33,544
4,973	Citigroup, Inc.	332,793
3,661	Citizens Financial Group, Inc.	142,413
1,428	First Hawaiian, Inc.	41,441
10	First Republic Bank	968
3,603	JPMorgan Chase & Co.	375,433
4,190	Morgan Stanley	198,606
766	SunTrust Banks, Inc.	50,571
993	Synovus Financial, Corp.	52,460
1,342	Wells Fargo & Co.	74,400
		1,722,096

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	BEVERAGES - 1.8%
172	Brown-Forman Corp.	$8,430
1,799	Coca-Cola European Partners PLC	73,111
475	Constellation Brands, Inc.	103,963
195	Dr. Pepper Snapple Group, Inc.	23,790
2,203	PepsiCo, Inc.	239,841
		449,135
	BIOTECHNOLOGY - 2.9%
921	Amgen, Inc.	170,007
286	Biogen, Inc. *	83,009
2,341	Celgene Corp. *	185,922
3,549	Gilead Sciences, Inc.	251,411
30	Regeneron Pharmaceuticals, Inc. *	10,350
161	United Therapeudicals, Inc. *	18,217
125	Vertex Pharmaceuticals, Inc. *	21,245
		740,161
	BUILDING MATERIALS - 0.6%
2,877	Fortune Brands Home & Security, Inc.	154,466
55	Owens Corning	3,485
		157,951
	CHEMICALS - 1.7%
1,823	Air Products & Chemicals, Inc.	283,896
650	Eastman Chemical Co.	64,974
247	International Flavors & Fragrances, Inc.	30,618
832	Univar, Inc. *	21,832
629	WR Grace & Co.	46,112
		447,432
	COMMERCIAL SERVICES - 1.6%
692	Automatic Data Processing, Inc.	92,825
1,197	Booz Allen Hamilton Holding Corp.	52,345
3,526	H&R Block, Inc.	80,322
171	Insperity, Inc.	16,288
699	Manpowergroup, Inc.	60,156
542	S&P Global, Inc.	110,508
		412,444
	COMPUTERS - 5.1%
713	Accenture PLC	116,640
5,245	Apple, Inc.	970,902
479	Cognizant Technology Solutions Corp.	37,836
330	Dell Technologies, Inc. - Class V *	27,911
1,370	Hewlett Packard Enterprise Co.	20,016
2,248	HP, Inc.	51,007
220	International Business Machines Corp.	30,734
477	Western Digital Corp.	36,925
		1,291,971
	COSMETICS/PERSONAL CARE - 0.5%
310	Estee Lauder Cos, Inc.	44,234
1,017	Proctor & Gamble Co.	79,387
		123,621

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	DISTRIBUTION/WHOLESALE - 0.2%
246	HD Supply Holdings, Inc. *	$10,551
169	Watsco, Inc.	30,129
198	WESCO International, Inc. *	11,306
15	WW Grainger, Inc.	4,626
		56,612
	DIVERSIFIED FINANCIAL SERVICES - 4.9%
408	Affiliated Managers Group, Inc.	60,657
1,286	American Express Co.	126,028
68	Ameriprise Financial, Inc.	9,512
2,320	Charles Schwab Corp.	118,552
711	Franklin Resources, Inc.	22,788
2,270	Intercontinental Exchange, Inc.	166,958
1,553	Invesco Ltd.	41,248
1,988	Mastercard, Inc.	390,682
1,007	Moelis & Co.	59,061
1,860	Visa, Inc.	246,357
		1,241,843
	ELECTRIC - 2.4%
402	Alliant Energy Corp.	17,013
417	Black Hills Corp.	25,525
3,483	CenterPoint Energy, Inc.	96,514
2,222	Consolidated Edison, Inc.	173,272
1,717	Eversource Energy	100,633
2,372	Pinnacle West Capital Corp.	191,088
		604,045
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
1,656	AMETEK, Inc.	119,497

	ELECTRONICS - 1.1%
501	Agilent Technologies, Inc.	30,982
282	Garmin Ltd.	17,202
1,665	Honeywell International, Inc.	239,843
		288,027
	ENTERTAINMENT - 0.1%
494	Cinemark Holdings, Inc.	17,330

	FOOD - 0.6%
117	Hershey Co.	10,888
1,269	Hormel Foods Corp.	47,219
1,209	Kellogg Co.	84,473
1,134	Pilgrim’s Pride Corp *	22,827
		165,407
	GAS - 0.1%
265	UGI Corp.	13,799

	HAND/MACHINE TOOLS - 0.1%
194	Stanley Black & Decker, Inc.	25,765

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	HEALTHCARE PRODUCTS - 2.8%
3,727	Abbott Laboratories	$227,310
556	Danaher Corp.	54,866
2,285	Medtronic PLC	195,619
924	Stryker Corp.	156,027
405	Thermo Fisher Scientific, Inc.	83,892
46	Varian Medical Systems, Inc. *	5,231
		722,945
	HEALTHCARE - SERVICES - 2.1%
354	Aetna, Inc.	64,959
40	Anthem, Inc.	9,521
124	Cigna Corp.	21,074
686	Humana, Inc.	204,174
900	UnitedHealth Group, Inc.	220,806
66	WellCare Health Plans, Inc. *	16,252
		536,786
	HOME BUILDERS - 0.2%
1,178	DR Horton, Inc.	48,298

	HOME FURNISHINGS - 0.2%
344	Whirlpool Corp.	50,303

	HOUSEHOLD PRODUCTS/WARES - 0.7%
1,125	Church & Dwight Co., Inc.	59,805
1,028	Kimberly-Clark Corp.	108,289
		168,094
	INSURANCE - 3.7%
1,400	Allstate Corp.	127,778
259	American Financial Group, Inc.	27,798
993	Athene Holding Ltd. *	43,533
1,524	Berkshire Hathaway, Inc. *	284,455
239	Hanover Insurance Group, Inc.	28,575
1,369	Hartford Financial Services Group, Inc.	69,997
1,255	Lincoln National Corp.	78,124
304	Principal Financial Group, Inc.	16,097
606	Progressive Corp.	35,845
1,646	Prudential Financial, Inc.	153,917
278	Travelers Cos, Inc.	34,010
1,272	Unum Group	47,051
		947,180
	INTERNET - 9.1%
319	Alphabet, Inc. - Class A *	355,892
253	Alphabet, Inc. - Class C *	285,685
467	Amazon.com, Inc. *	793,807
86	CDW Corp.	6,948
772	eBay, Inc. *	27,993
2,783	Facebook, Inc. *	540,793
394	GoDaddy, Inc. *	27,816

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	INTERNET (Continued) - 9.1%
301	Netflix, Inc. *	$117,820
255	RingCentral, Inc. *	17,939
1,229	Twitter, Inc. *	53,670
515	Yelp, Inc. *	20,178
1,090	Zendesk, Inc. *	59,394
		2,307,935
	LEISURE - 0.4%
1,885	Carnival Corp.	108,029

	LODGING - 0.7%
1,735	Las Vegas Sands Corp.	132,485
464	Marriott International, Inc.	58,742
		191,227
	MACHINERY - CONSTRUCTION & MINING - 0.1%
292	Oshkosh Corp.	20,533

	MACHINERY - DIVERSIFIED - 0.3%
18	Deere & Co.	2,516
423	Rockwell Automation, Inc.	70,315
		72,831
	MEDIA - 1.2%
1,311	CBS Corp.	73,704
5,758	Comcast Corp.	188,920
427	Viacom, Inc.	12,878
398	Walt Disney Co.	41,714
		317,216
	MINING - 0.4%
2,530	Newmont Mining Corp.	95,406

	MISCELLANEOUS MANUFACTURER - 2.1%
1,212	3M Co.	238,425
440	Eaton Corp. PLC	32,886
3,678	General Electric Co.	50,058
710	Illinois Tool Works, Inc.	98,363
1,358	Ingersoll-Rand PLC	121,853
		541,585
	OFFICE/BUSINESS EQUIPTMENT - 0.1%
66	Zebra Technologies Corp. *	9,454

	OIL & GAS - 4.9%
614	Anadarko Petroleum Corp.	44,975
1,314	Antero Resources Corp. *	28,054
175	Cabot Oil & Gas Corp.	4,165
2,423	Chevron Corp.	306,340
32	Cimarex Energy Co.	3,256
3,688	ConocoPhillips	256,759
282	Devon Energy Corp.	12,397

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	OIL & GAS (Continued) - 4.9%
835	EOG Resources, Inc.	$103,899
4,107	Exxon Mobil Corp.	339,772
88	Helmerich & Payne, Inc.	5,611
1,264	Occidental Petroleum Corp.	105,772
660	Parsley Energy, Inc. *	19,985
37	Phillips 66	4,155
105	Pioneer Natural Resources Co.	19,870
		1,255,010
	OIL & GAS SERVICES - 0.5%
380	Apergy Corp. *	15,865
1,833	Halliburton Co.	82,595
1,050	TechnipFMC PLC *	33,327
		131,787
	PACKAGING & CONTAINERS - 0.4%
891	Packaging Corp. of America	99,605

	PHARMACEUTICALS - 6.3%
2,047	AbbVie, Inc.	189,655
992	AmerisourceBergen Corp.	84,588
3,787	Bristol-Myers Squibb Co.	209,573
87	Cardinal Health, Inc.	4,248
1,941	Eli Lilly & Co.	165,626
611	Express Scripts Holding Co. *	47,175
289	Herbalife Nutrition Ltd. *	15,525
3,916	Johnson & Johnson	475,167
736	McKesson Corp.	98,182
4,503	Merck & Co., Inc.	273,332
471	Zoetis, Inc.	40,124
		1,603,195
	PIPELINES - 0.3%
753	Kinder Morgan, Inc.	13,305
2,187	Williams Cos, Inc.	59,290
		72,595
	REAL ESTATE INVESTMENT TRUSTS - 2.8%
140	Alexandria Real Estate Equities, Inc.	17,664
1,301	Highwoods Properties, Inc.	66,000
1,020	Host Hotels & Resorts, Inc.	21,491
1,420	National Retail Properties, Inc.	62,423
397	Outfront Media, Inc.	7,722
4,887	Prologis, Inc.	321,027
1,444	Reality Income Corp.	77,673
894	Simon Property Group, Inc.	152,150
		726,150

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	RETAIL - 6.1%
44	Burlington Stores, Inc.	$6,623
644	Costco Wholesale Corp.	134,583
642	Darden Restaurants, Inc.	68,733
239	Domino’s Pizza, Inc.	67,439
950	Home Depot, Inc.	185,345
421	Kohl’s Corp.	30,691
517	Lithia Motors, Inc.	48,893
157	Lululemon Athletica, Inc. *	19,601
1,997	McDonald’s Corp.	312,910
1,167	Penske Automotive Group, Inc.	54,674
2,941	Target Corp.	223,869
521	Tiffany & Co.	68,564
323	TJX Cos, Inc.	30,743
3,547	Walmart, Inc.	303,801
		1,556,469
	SEMICONDUCTORS - 3.9%
1,876	Applied Materials, Inc.	86,652
536	Broadcom Ltd.	130,055
4,293	Intel Corp.	213,405
3,060	Maxim Integrated Products, Inc.	179,500
615	NVIDIA Corp.	145,694
123	QUALCOMM, Inc.	6,903
1,711	Texas Instruments, Inc.	188,638
545	Xilinx, Inc.	35,567
		986,414
	SOFTWARE - 7.0%
1,026	Activision Blizzard, Inc.	78,304
375	Adobe Systems, Inc. *	91,429
529	Cadence Design Systems, Inc. *	22,911
844	Electronic Arts, Inc. *	119,021
2,246	Fidelity National Information Services, Inc.	238,143
1,824	First Data Corp.	38,176
9,408	Microsoft Corp.	927,723
1,398	Oracle Corp.	61,596
590	salesforce.com, Inc. *	80,476
479	Synopsys, Inc. *	40,988
289	Veeva Systems, Inc. *	22,213
607	Workday, Inc. *	73,520
		1,794,500
	TELECOMMUNICATIONS - 2.8%
6,189	AT&T, Inc.	198,723
6,797	Cisco Systems, Inc.	292,475
502	Motorola Solutions, Inc.	58,418
1,454	Telephone & Data Systems, Inc.	39,869
2,651	Verizon Communications, Inc.	133,372
		722,857

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	TRANSPORTATION - 1.4%
269	CSX Corp.	$17,157
460	FedEx Corp.	104,448
417	Landstar System, Inc.	45,536
805	Norfolk Southern Corp.	121,450
409	Union Pacific Corp.	57,947
108	United Parcel Service, Inc.	11,473
		358,011
	WATER - 0.2%
681	American Water Works Co., Inc.	58,144

	TOTAL COMMON STOCKS (Cost - $24,158,272)	24,961,624

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND - 1.9%
484,162	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.77%	484,162
	TOTAL MONEY MARKET FUND (a) (Cost - $484,162)

	TOTAL INVESTMENTS - 99.8% (Cost - $24,642,434)	$25,445,786
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	45,961
	TOTAL NET ASSETS - 100.0%	$25,491,747

*	Non-income producing security.

PLC - Public Limited Company

(a)	Money market rate shown represents the rate at June 30, 2018.

Futures Contracts
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Depreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	3	Sep-18	408,240	$(3,083)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	ADVERTISING - 0.3%
32,213	Interpublic Group of Cos, Inc.	$755,073

	AEROSPACE/DEFENSE - 1.3%
1,735	Curtiss-Wright Corp.	206,500
3,964	General Dynamics Corp.	738,929
468	Harris Corp.	67,645
2,164	Lockheed Martin Corp.	639,310
11,610	Raytheon Co.	2,242,820
		3,895,204
	AGRICULTURE - 2.0%
51,851	Archer-Daniels-Midland Co.	2,376,331
17,262	Bunge Ltd.	1,203,334
28,658	Philip Morris International, Inc.	2,313,847
		5,893,512
	AIRLINES - 0.5%
27,472	Delta Air Lines, Inc.	1,360,963

	APPAREL - 0.3%
5,041	Michael Kors Holdings Ltd. *	335,731
16,094	Skechers U.S.A., Inc. *	482,981
1,954	VF Corp.	159,290
		978,002
	AUTO MANUFACTURERS - 1.0%
18,171	Ford Motor Co.	201,153
17,000	General Motors Co.	669,800
34,047	PACCAR, Inc.	2,109,552
		2,980,505
	AUTO PARTS & EQUIPMENT - 0.6%
41,429	BorgWarner, Inc.	1,788,076

	BANKS - 12.9%
273,216	Bank of America Corp.	7,701,959
13,777	Capital One Financial Corp.	1,266,106
93,743	Citigroup, Inc.	6,273,281
47,628	Citizens Financial Group, Inc.	1,852,729
35,313	First Hawaiian, Inc.	1,024,783
37,808	First Horizon National Corp.	674,495
7,946	First Republic Bank	769,093
2,766	Goldman Sachs Group, Inc.	610,097
83,500	JPMorgan Chase & Co.	8,700,700
64,464	Morgan Stanley	3,055,594
23,784	SunTrust Banks, Inc.	1,570,220
23,508	Synovus Financial Corp.	1,241,928
6,751	US Bancorp	337,685
55,840	Wells Fargo & Co.	3,095,770
		38,174,440

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	BEVERAGES - 0.7%
21,500	Coca-Cola European Partners PLC	$873,760
1,439	Constellation Brands, Inc.	314,954
8,107	PepsiCo, Inc.	882,609
		2,071,323
	BIOTECHNOLOGY - 1.6%
3,605	Amgen, Inc.	665,447
176	Biogen, Inc. *	51,082
16,653	Celgene Corp. *	1,322,581
33,559	Gilead Sciences, Inc.	2,377,320
3,252	United Therapeuticals, Inc. *	367,964
		4,784,394
	BUILDING MATERIALS - 0.7%
30,802	Fortune Brands Home & Security, Inc.	1,653,759
8,291	Owens Corning	525,401
		2,179,160
	CHEMICALS - 2.4%
22,957	Air Products & Chemicals, Inc.	3,575,094
3,099	Celanese Corp.	344,175
2,167	Chemours Co.	96,128
3,610	DowDuPont, Inc.	237,971
9,917	Eastman Chemical Co.	991,303
6,613	International Flavors & Fragrances, Inc.	819,747
7,682	Univar, Inc. *	201,576
12,017	WR Grace & Co.	880,966
		7,146,960
	COMMERCIAL SERVICES - 0.9%
9,129	Booz Allen Hamilton Holding Corp.	399,211
38,608	H&R Block, Inc.	879,490
2,437	Insperity, Inc.	232,124
9,556	ManpowerGroup, Inc.	822,389
2,217	S&P Global, Inc.	452,024
		2,785,238
	COMPUTERS - 0.9%
6,085	Dell Technologies, Inc. - Class V *	514,669
39,000	Hewlett Packard Enterprise Co.	569,790
32,172	HP, Inc.	729,983
9,230	Western Digital Corp.	714,494
		2,528,936
	COSMETICS/PERSONAL CARE - 1.1%
8,024	Colgate-Palmolive Co.	520,035
34,326	Proctor & Gamble Co.	2,679,488
		3,199,523
	DISTRIBUTION/WHOLESALE - 0.2%
1,574	Watsco, Inc.	280,613
5,341	WESCO International, Inc. *	304,971
		585,584

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
4,595	Affiliated Managers Group, Inc.	$683,139
14,018	Ally Financial, Inc.	368,253
16,469	American Express, Co.	1,613,962
626	Ameriprise Financial, Inc.	87,565
3,211	Charles Schwab Corp.	164,082
4,466	CME Group, Inc.	732,067
2,444	Discover Financial Services	172,082
1,655	Federated Investors, Inc.	38,595
30,292	Franklin Resources, Inc.	970,859
25,875	Intercontinental Exchange, Inc.	1,903,106
42,067	Invesco Ltd.	1,117,299
20,102	Jefferies Financial Group, Inc.	457,119
949	Legg Mason, Inc.	32,959
5,137	Mastercard, Inc.	1,009,523
12,041	Moelis & Co.	706,205
2,999	OneMain Holdings, Inc. *	99,837
		10,156,652
	ELECTRIC - 5.0%
14,735	Alliant Energy Corp.	623,585
9,935	Black Hills Corp.	608,121
46,858	CenterPoint Energy, Inc.	1,298,435
17,182	CMS Energy Corp.	812,365
39,819	Consolidated Edison, Inc.	3,105,086
12,027	Dominion Energy, Inc.	820,001
12,229	Duke Energy Corp.	967,069
24,163	Eversource Energy	1,416,193
5,068	IDACORP, Inc.	467,472
40,642	Pinnacle West Capital Corp.	3,274,119
24,302	Portland General Electric Co.	1,039,153
15,235	PPL Corp.	434,959
		14,866,558
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
26,745	AMETEK, Inc.	1,929,919

	ELECTRONICS - 1.3%
5,575	Agilent Technologies, Inc.	344,758
8,096	Arrow Electronics, Inc. *	609,467
9,286	Garmin Ltd.	566,446
13,558	Honeywell International, Inc.	1,953,030
1,126	Jabil, Inc.	31,145
2,049	SYNNEX Corp.	197,749
626	TE Connectivity Ltd.	56,378
		3,758,973
	ENGINEERING & CONSTRUCTION - 0.1%
7,075	AECOM *	233,687

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	ENTERTAINMENT - 0.2%
12,458	Cinemark Holdings, Inc.	$437,027
5,378	Lions Gate Entertainment Corp.	126,168
		563,195
	ENVIRONMENTAL CONTROL - 0.2%
10,481	Republic Services, Inc.	716,481

	FOOD - 1.2%
6,317	General Mills, Inc.	279,590
5,931	Hain Celestial Group, Inc. *	176,744
3,218	Hershey Co.	299,467
16,680	Hormel Foods Corp.	620,663
22,156	Kellogg Co.	1,548,040
7,113	Performance Food Group Co. *	261,047
23,966	Pilgrim’s Pride Corp. *	482,436
		3,667,987
	FOREST PRODUCTS & PAPER - 0.1%
3,310	Domtar Corp.	158,019

	GAS - 0.3%
19,436	UGI Corp.	1,012,032

	HAND/MACHINE TOOLS - 0.1%
1,883	Stanley Black & Decker, Inc.	250,081

	HEALTHCARE PRODUCTS - 3.2%
53,997	Abbott Laboratories	3,293,277
11,542	Danaher Corp.	1,138,965
41,166	Medtronic PLC	3,524,221
3,200	Stryker Corp.	540,352
5,298	Thermo Fisher Scientific, Inc.	1,097,428
		9,594,243
	HEALTHCARE - SERVICES - 1.6%
4,577	Aetna, Inc.	839,880
3,088	Anthem, Inc.	735,037
6,476	Humana, Inc.	1,927,452
7,152	Quest Diagnostics, Inc.	786,291
1,604	WellCare Health Plans, Inc. *	394,969
		4,683,629
	HOME BUILDERS - 0.2%
12,658	DR Horton, Inc.	518,978

	HOME FURNISHINGS - 0.3%
5,411	Whirlpool Corp.	791,250

	HOUSEHOLD PRODUCTS/WARES - 0.6%
14,020	Church & Dwight Co., Inc.	745,303
8,623	Kimberly-Clark Corp.	908,347
		1,653,650

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	INSURANCE - 6.8%
18,641	Allstate Corp.	$1,701,364
6,622	American Financial Group, Inc.	710,739
4,700	Arthur J Gallager & Co.	306,816
18,943	Athene Holding Ltd. *	830,461
35,823	Berkshire Hathaway, Inc. *	6,686,363
4,899	Chubb Ltd.	622,271
1,894	Essent Group Ltd. *	67,843
2,635	First American Financial Corp.	136,282
7,963	Hanover Insurance Group, Inc.	952,056
22,566	Hartford Financial Services Group, Inc.	1,153,800
20,884	Lincoln National Corp.	1,300,029
12,294	Principal Financial Group, Inc.	650,967
27,497	Prudential Financial, Inc.	2,571,244
12,179	Travelers Cos, Inc.	1,489,979
25,218	Unum Group	932,814
1,488	Validus Holdings Ltd.	100,589
		20,213,617
	INTERNET - 0.5%
1,130	CDW Corp.	91,293
13,549	eBay, Inc. *	491,287
399	RingCentral, Inc. *	28,070
4,669	Twitter, Inc. *	203,895
5,364	Yelp, Inc. *	210,161
8,951	Zendesk, Inc. *	487,740
		1,512,446
	IRON/STEEL - 0.3%
8,685	Reliance Steel & Aluminum Co.	760,285

	LEISURE TIME - 0.6%
32,383	Carnival Corp.	1,855,870

	LODGING - 0.4%
2,259	Extended Stay America, Inc.	48,817
14,428	Las Vegas Sands Corp.	1,101,722
		1,150,539
	MACHINERY - CONSTRUCTION & MINING - 0.1%
5,355	Oshkosh Corp.	376,564

	MACHINERY - DIVERSIFIED - 0.1%
1,060	Cummins, Inc.	140,980
534	Rockwell Automation, Inc.	88,767
		229,747
	MEDIA - 1.7%
1,759	Altice USA, Inc.	30,008
9,288	CBS Corp.	522,171
104,315	Comcast Corp.	3,422,575
4,232	John Wiley & Sons, Inc.	264,077
8,782	Tribute Media Co.	336,087

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	MEDIA (Continued) - 1.7%
1,971	Twenty-First Century Fox, Inc.	$97,939
14,709	Viacom, Inc.	443,623
		5,116,480
	MINING - 0.6%
47,804	Newmont Mining Corp.	1,802,689

	MISCELLANEOUS MANUFACTURER - 1.9%
5,773	3M Co.	1,135,665
15,259	Eaton Corp. PLC	1,140,458
133,373	General Electric Co.	1,815,206
4,057	Illinois Tool Works, Inc.	562,057
11,677	Ingersoll-Rand PLC	1,047,777
		5,701,163
	OFFICE/BUSINESS EQUIPTMENT - 0.0% **
642	Zebra Technologies Corp. *	91,967

	OIL & GAS - 9.1%
15,155	Anadarko Petroleum Corp.	1,110,104
432	Andeavor	56,670
34,258	Antero Resources Corp. *	731,408
3,470	Cabot Oil & Gas Corp.	82,586
45,890	Chevron Corp.	5,801,873
4,142	Cimarex Energy Co.	421,407
1,486	Concho Resources, Inc. *	205,588
52,403	ConocoPhillips	3,648,297
2,728	Continental Resources, Inc. *	176,665
12,535	Devon Energy Corp.	551,039
13,399	EOG Resources, Inc.	1,667,238
96,970	Exxon Mobil Corp.	8,022,328
3,272	Helmerich & Payne, Inc.	208,623
8,040	Marathon Oil Corp.	167,714
7,689	Marathon Petroleum Corp.	539,460
4,184	Noble Energy, Inc.	147,611
19,584	Occidental Petroleum Corp.	1,638,789
11,211	Parsley Energy, Inc. *	339,469
10,775	Patterson-UTI Energy, Inc.	193,950
3,513	Phillips 66	394,545
2,499	Pioneer Natural Resources Co.	472,911
1,593	RSP Permian, Inc. *	70,124
10,140	Transocean Ltd. *	136,282
2,667	Whiting Petroleum Corp. *	140,604
		26,925,285
	OIL & GAS SERVICES - 0.7%
9,027	Apergy Corp. *	376,877
23,337	Halliburton Co.	1,051,565
5,371	RPC, Inc.	78,255
13,267	TechnipFMC PLC *	421,095
		1,927,792

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	PACKAGING & CONTAINERS - 0.3%
7,920	Packaging Corp. of America	$885,377

	PHARMACEUTICALS - 7.6%
2,062	AbbVie, Inc.	191,044
708	Allergan PLC	118,038
10,175	AmerisourceBergen Corp.	867,622
45,366	Bristol-Myers Squibb Co.	2,510,554
7,030	Cardinal Health, Inc.	343,275
1,534	CVS Health Corp.	98,713
12,123	Eli Lilly & Co.	1,034,456
12,458	Express Scripts Holding Co. *	961,882
3,371	Herbalife Nutrition Ltd. *	181,090
65,775	Johnson & Johnson	7,981,139
10,497	McKesson Corp.	1,400,300
77,226	Merk & Co., Inc.	4,687,618
3,645	Perrigo Co. PLC	265,757
50,611	Pfizer, Inc.	1,836,167
924	Zoetis, Inc.	78,716
		22,556,371
	PIPELINES - 0.7%
56,696	Kinder Morgan, Inc.	1,001,818
7,330	Plains GP Holdings LP	175,260
37,515	Williams Cos, Inc.	1,017,032
		2,194,110
	REAL ESTATE - 0.2%
2,937	Jones Lang LaSalle, Inc.	487,513

	REAL ESTATE INVESTMENT TRUSTS - 4.6%
11,752	Alexandria Real Estate Equities, Inc.	1,482,750
3,903	American Campus Communities, Inc.	167,361
2,854	Boston Properties, Inc.	357,949
30,009	Brixmor Property Group, Inc.	523,057
29,846	Highwoods Properties, Inc.	1,514,087
31,452	Host Hotels & Resorts, Inc.	662,694
14,715	Kimco Realty Corp.	250,008
834	Macerich Co.	47,396
32,339	National Retail Properties, Inc.	1,421,622
24,243	Outfront Media, Inc.	471,526
1,937	Park Hotels & Resorts, Inc.	59,330
61,182	Prologis, Inc.	4,019,046
22,143	Realty Income Corp.	1,191,072
8,746	Simon Property Group, Inc.	1,488,482
1,371	VICI Properties, Inc. *	28,297
3	Weingarten Realty Investors	92
		13,684,769

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	RETAIL - 4.8%
885	Costco Wholesale Corp.	$184,947
7,356	Darden Restaurants, Inc.	787,533
1,945	Domino’s Pizza, Inc.	548,821
7,222	Kohl’s Corp.	526,484
4,079	Lithia Motors, Inc.	385,751
20,679	McDonald’s Corp.	3,240,192
10,652	Penske Automotive Group, Inc.	499,046
37,422	Target Corp.	2,848,563
5,301	Tiffany & Co.	697,612
53,788	Walmart, Inc.	4,606,942
		14,325,891
	SEMICONDUCTORS - 3.2%
3,484	Applied Materials, Inc.	160,926
3,093	Broadcom, Inc.	750,485
3,539	CirrusLogic, Inc. *	135,650
95,600	Intel Corp.	4,752,276
29,930	Maxim Integrated Products, Inc.	1,755,694
17,487	QUALCOMM, Inc.	981,370
8,540	Texas Instruments, Inc.	941,535
2,591	Xilinx, Inc.	169,089
		9,647,025
	SOFTWARE - 2.4%
1,929	CDK Global, Inc.	125,481
3,202	Electronic Arts, Inc. *	451,546
23,529	Fidelity National Information Services, Inc.	2,494,780
22,819	First Data Corp. *	477,602
635	Microsoft Corp.	62,617
33,161	Oracle Corp.	1,461,074
15,259	Synopsys, Inc. *	1,305,713
2,464	Veeva Systems, Inc. *	189,383
4,512	Workday, Inc. *	546,493
		7,114,689
	TELECOMMUNICATIONS - 5.2%
163,796	AT&T, Inc.	5,259,504
117,990	Cisco Systems, Inc.	5,077,110
9,155	Juniper Networks, Inc.	251,030
6,843	Motorola Solutions, Inc.	796,320
33,764	Telephone & Data Systems, Inc.	925,809
59,161	Verizon Communications, Inc.	2,976,390
		15,286,163
	TRANSPORTATION - 0.5%
1,083	Landstar System, Inc.	118,264
10,100	Norfolk Southern Corp.	1,523,787
		1,642,051
	WATER - 0.3%
10,460	American Water Works Co., Inc.	893,075

	TOTAL COMMON STOCKS (Cost - $291,222,551)	292,043,705

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
3,829,980	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.77% (a)(Cost - $3,829,980)	$3,829,980

	TOTAL INVESTMENTS - 99.8% (Cost - $295,052,531)	$295,873,685
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	650,873
	TOTAL NET ASSETS - 100.0%	$296,524,558

*	Non-income producing security.

**	Represents less than 0.05%

LP - Limited Partnerships

PLC - Public Limited Company

(a)	Money market rate shown represents the rate at June 30, 2018.

Futures Contracts
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Depreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	34	Sep-18	4,626,720	$(97,507)

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 98.1%
	AEROSPACE/DEFENSE - 2.2%
$60,000	BBA US Holdings, Inc. (a)	5.38	5/1/2026	$60,226
100,000	Bombardier, Inc. (a)	7.45	5/1/2034	101,250
200,000	Bombardier, Inc. (a)	8.75	12/1/2021	220,000
265,000	Bombardier, Inc. (a)	7.50	12/1/2024	278,912
40,000	Kratos Defense & Security Solutions, Inc. (a)	6.50	11/30/2025	41,500
300,000	Northrop Grumman Innovation Systems, Inc.	5.50	10/1/2023	314,010
200,000	TransDigm, Inc.	6.50	7/15/2024	203,500
250,000	TransDigm, Inc.	6.38	6/15/2026	248,125
200,000	TransDigm UK Holdings PLC (a)	6.88	5/15/2026	202,750
100,000	Triumph Group, Inc.	7.75	8/15/2025	99,000
				1,769,273
	AGRICULTURE - 1.0%
400,000	Alliance One International, Inc.	9.88	7/15/2021	365,000
500,000	Vector Group, Ltd. (a)	6.13	2/1/2025	483,125
				848,125
	APPAREL - 0.1%
100,000	Levi Strauss & Co.	5.00	5/1/2025	99,500

	AUTO MANUFACTURERS - 1.3%
250,000	BCD Acquisition, Inc. (a)	9.63	9/15/2023	266,250
600,000	Fiat Chrysler Automobiles NV	5.25	4/15/2023	603,180
50,000	JB Poindexter & Co., Inc. (a)	7.13	4/15/2026	51,250
150,000	Navistar International Corp. (a)	6.63	11/1/2025	154,125
				1,074,805
	AUTO PARTS & EQUIPMENT - 1.7%
200,000	Allison Transmission, Inc. (a)	4.75	10/1/2027	186,500
100,000	American Axle & Manufacturing, Inc.	6.25	4/1/2025	99,250
100,000	Cooper-Standard Automotive, Inc. (a)	5.63	11/15/2026	98,750
400,000	Dana Financing Luxembourg Sarl (a)	5.75	4/15/2025	394,000
200,000	IHO Verwaltungs GmbH (a,b)	4.75	9/15/2026	188,250
400,000	Titan International, Inc. (a)	6.50	11/30/2023	399,000
				1,365,750
	BANKS - 0.6%
120,000	Freedom Mortgage Corp. (a)	8.25	4/15/2025	117,600
150,000	Provident Funding Associates LP / PFG Finance Corp. (a)	6.38	6/15/2025	146,033
200,000	Royal Bank of Scotland Group PLC	6.13	12/15/2022	210,482
				474,115
	BUILDING MATERIALS - 1.3%
55,000	American Woodmark Corp. (a)	4.88	3/15/2026	52,113
500,000	Builders FirstSource, Inc. (a)	5.63	9/1/2024	486,250
100,000	Griffon Corp.	5.25	3/1/2022	97,290
80,000	Jeld-Wen, Inc. (a)	4.63	12/15/2025	76,200
80,000	Jeld-Wen, Inc. (a)	4.88	12/15/2027	74,400
100,000	Standard Industries, Inc. (a)	5.38	11/15/2024	98,750
100,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.13	6/1/2025	94,000
100,000	Summit Materials LLC / Summit Materials Finance Corp.	6.13	7/15/2023	101,500
				1,080,503
	CHEMICALS - 3.5%
200,000	Chemours Co.	5.38	5/15/2027	193,500
207,000	Chemours Co.	6.63	5/15/2023	217,091
100,000	Cornerstone Chemical Co. (a)	6.75	8/15/2024	98,000
100,000	CVR Partners LP / CVR Nitrogen Finance Corp. (a)	9.25	6/15/2023	103,000
300,000	Hexion, Inc. (a)	10.38	2/1/2022	294,000

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	CHEMICALS - 3.5% (Continued)
$200,000	INEOS Group Holdings SA (a)	5.63	8/1/2024	$197,000
25,000	Ingevity Corp. (a)	4.50	2/1/2026	23,563
350,000	NOVA Chemicals Corp. (a)	4.88	6/1/2024	332,500
240,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (a)	5.75	4/30/2026	232,800
200,000	OCI NV (a)	6.63	4/15/2023	203,140
35,000	PQ Corp. (a)	5.75	12/15/2025	34,431
100,000	Rain CII Carbon LLC / CII Carbon Corp. (a)	7.25	4/1/2025	101,500
100,000	Rayonier AM Products, Inc. (a)	5.50	6/1/2024	94,000
400,000	TPC Group, Inc. (a)	8.75	12/15/2020	396,000
200,000	Tronox Finance PLC (a)	5.75	10/1/2025	194,250
100,000	Valvoline, Inc.	4.38	8/15/2025	93,000
				2,807,775
	COAL - 0.5%
100,000	Foresight Energy LLC / Foresight Energy Finance Corp. (a)	11.50	4/1/2023	88,500
200,000	Peabody Energy Corp. (a)	6.00	3/31/2022	202,920
125,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (a)	7.50	6/15/2025	127,188
				418,608
	COMMERCIAL SERVICES - 2.1%
100,000	APX Group, Inc.	7.63	9/1/2023	88,750
100,000	Brink’s Co. (The) (a)	4.63	10/15/2027	93,500
85,000	Garda World Security Corp. (a)	8.75	5/15/2025	86,913
125,000	Graham Holdings Co. (a)	5.75	6/1/2026	126,250
200,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC (a)	6.38	8/1/2023	199,040
162,000	Prime Security Services Borrower LLC / Prime Finance Inc. (a)	9.25	5/15/2023	172,481
100,000	RR Donnelley & Sons Co.	6.50	11/15/2023	98,000
350,000	ServiceMaster Co LLC (The) (a)	5.13	11/15/2024	339,500
125,000	Sotheby’s (a)	4.88	12/15/2025	119,687
100,000	Team Health Holdings, Inc. (a)	6.38	2/1/2025	86,000
283,000	United Rentals North America, Inc.	4.88	1/15/2028	262,044
				1,672,165
	COMPUTERS - 0.9%
100,000	Conduent Finance, Inc. / Conduent Business Services LLC (a)	10.50	12/15/2024	119,625
500,000	Dell International LLC / EMC Corp. (a)	7.13	6/15/2024	529,715
100,000	Exela Intermediate LLC / Exela Finance, Inc. (a)	10.00	7/15/2023	102,125
				751,465
	COSMETICS/PERSONAL CARE - 0.5%
200,000	Avon International Operations, Inc. (a)	7.88	8/15/2022	198,240
205,000	Coty, Inc. (a)	6.50	4/15/2026	196,672
				394,912
	DISTRIBUTION/WHOLESALE - 0.3%
150,000	H&E Equipment Services, Inc.	5.63	9/1/2025	147,375
100,000	LKQ Corp.	4.75	5/15/2023	99,750
				247,125
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
500,000	Ally Financial, Inc.	5.13	9/30/2024	508,750
200,000	Ally Financial, Inc.	5.75	11/20/2025	203,750
200,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. (a)	7.25	8/15/2024	196,000
300,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (a)	5.25	10/1/2025	281,565
300,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	6.50	7/1/2021	299,250
230,000	NFP Corp. (a)	6.88	7/15/2025	225,400
100,000	Quicken Loans, Inc. (a)	5.75	5/1/2025	97,878
105,000	Springleaf Finance Corp.	6.88	3/15/2025	104,212
55,000	Springleaf Finance Corp.	7.13	3/15/2026	54,725
100,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (a)	6.75	6/1/2025	96,000

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 3.0% (Continued)
$185,000	Travelport Corporate Finance PLC (a)	6.00	3/15/2026	$186,388
215,000	Vantiv LLC / Vanity Issuer Corp. (a)	4.38	11/15/2025	205,157
				2,459,075
	ELECTRIC - 1.7%
180,000	Calpine Corp. (a)	5.25	6/1/2026	169,538
100,000	Calpine Corp.	5.38	1/15/2023	95,125
200,000	Drax Finco PLC (a)	6.63	11/1/2025	199,000
80,000	NRG Energy, Inc. (a)	5.75	1/15/2028	78,800
450,000	NRG Energy, Inc.	6.63	1/15/2027	462,375
100,000	NRG Energy, Inc.	7.25	5/15/2026	106,500
200,000	NRG Yield Operating LLC	5.00	9/15/2026	190,500
100,000	Talen Energy Supply LLC	6.50	6/1/2025	76,250
				1,378,088
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
80,000	Energizer Gamma Acquisition, Inc. (a)	6.38	7/15/2026	81,350
400,000	Energizer Holdings, Inc. (a)	5.50	6/15/2025	393,000
200,000	WESCO Distribution, Inc.	5.38	6/15/2024	196,500
				670,850
	ELECTRONICS - 0.1%
45,000	Itron, Inc. (a)	5.00	1/15/2026	42,737

	ENGINEEERING & CONSTRUCTION - 1.2%
450,000	AECOM	5.13	3/15/2027	424,125
300,000	Brand Industrial Services, Inc. (a)	8.50	7/15/2025	303,750
90,000	New Enterprise Stone & Lime Co., Inc. (a)	6.25	3/15/2026	90,900
105,000	Pisces Midco, Inc. (a)	8.00	4/15/2026	100,989
35,000	TopBuild Corp. (a)	5.63	5/1/2026	33,600
				953,364
	ENTERTAINMENT - 2.0%
25,000	Boyne USA, Inc. (a)	7.25	5/1/2025	26,062
400,000	Churchill Downs, Inc. (a)	4.75	1/15/2028	370,000
25,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma (a)	10.50	2/15/2023	25,500
100,000	Eldorado Resorts, Inc.	6.00	4/1/2025	100,125
65,000	GLP Capital LP / GLP Financing II Inc.	5.25	6/1/2025	65,000
100,000	GLP Capital LP / GLP Financing II Inc.	5.38	4/15/2026	99,000
70,000	GLP Capital LP / GLP Financing II Inc.	5.75	6/1/2028	70,525
200,000	LHMC Finco Sarl (a)	7.88	12/20/2023	194,740
200,000	Live Nation Entertainment, Inc. (a)	4.88	11/1/2024	193,500
200,000	Merlin Entertainments PLC (a)	5.75	6/15/2026	203,020
100,000	Mohegan Gaming & Entertainment (a)	7.88	10/15/2024	94,500
100,000	Six Flags Entertainment Corp. (a)	4.88	7/31/2024	97,375
45,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC (a)	7.00	7/15/2026	45,450
40,000	WMG Acquisition Corp. (a)	5.50	4/15/2026	39,650
				1,624,447
	ENVIRONMENTAL CONTROL - 0.8%
200,000	Advanced Disposal Services, Inc. (a)	5.63	11/15/2024	199,000
100,000	Core & Main LP (a)	6.13	8/15/2025	94,750
205,000	GFL Environmental, Inc. (a)	5.38	3/1/2023	189,625
110,000	Tervita 2018 Escrow Corp. (a)	7.63	12/1/2021	112,200
65,000	Waste Pro USA, Inc. (a)	5.50	2/15/2026	62,481
				658,056

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	FOOD - 0.7%
$200,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC	6.63	6/15/2024	$188,820
100,000	Lamb Weston Holdings,Inc. (a)	4.88	11/1/2026	97,250
200,000	Simmons Foods, Inc. (a)	5.75	11/1/2024	173,500
100,000	SUPERVALU, Inc.	7.75	11/15/2022	102,750
				562,320
	FOREST PRODUCTS & PAPER - 0.2%
25,000	Cascades, Inc. (a)	5.50	7/15/2022	24,781
200,000	Clearwater Paper Corp. (a)	5.38	2/1/2025	181,250
				206,031
	GAS - 1.2%
400,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.50	5/20/2025	387,500
200,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63	5/20/2024	196,750
400,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.75	5/20/2027	380,000
50,000	Superior Plus LP / Superior General Partner, Inc. (a)	7.00	7/15/2026	50,375
				1,014,625
	HEALTHCARE PRODUCTS - 2.3%
100,000	Avantor, Inc. (a)	6.00	10/1/2024	98,920
300,000	DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. (a)	8.13	6/15/2021	303,660
200,000	Hill-Rom Holdings, Inc. (a)	5.75	9/1/2023	203,500
200,000	Kinetic Concepts, Inc. / KCI USA, Inc. (a)	7.88	2/15/2021	203,000
200,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA (a)	6.63	5/15/2022	195,500
900,000	Teleflex, Inc.	4.63	11/15/2027	850,500
				1,855,080
	HEALTHCARE SERVICES - 5.0%
100,000	Centene Corp.	4.75	1/15/2025	99,500
120,000	Centene Corp. (a)	5.38	6/1/2026	121,576
400,000	CHS/Community Health Systems, Inc.	6.25	3/31/2023	366,500
500,000	Encompass Health Corp.	5.75	11/1/2024	500,290
400,000	HCA, Inc.	5.25	6/15/2026	397,280
600,000	HCA, Inc.	5.38	2/1/2025	590,820
650,000	HCA, Inc.	5.88	2/15/2026	655,687
400,000	HCA, Inc.	6.50	2/15/2020	415,250
310,000	Kindred Healthcare, Inc.	8.75	1/15/2023	330,345
100,000	MPH Acquisition Holdings LLC (a)	7.13	6/1/2024	102,500
100,000	RegionalCare Hospital Partners Holdings, Inc. (a)	8.25	5/1/2023	105,188
100,000	Tenet Healthcare Corp. (a)	4.63	7/15/2024	94,720
100,000	Tenet Healthcare Corp. (a)	5.13	5/1/2025	95,062
100,000	WellCare Health Plans, Inc.	5.25	4/1/2025	99,500
100,000	West Street Merger Sub, Inc. (a)	6.38	9/1/2025	95,500
				4,069,718
	HOME BUILDERS - 2.9%
400,000	Beazer Homes USA, Inc.	5.88	10/15/2027	348,408
200,000	Century Communities, Inc.	5.88	7/15/2025	189,000
100,000	K Hovnanian Enterprises, Inc. (a)	10.00	7/15/2022	105,250
100,000	K Hovnanian Enterprises, Inc. (a)	10.50	7/15/2024	103,000
200,000	Lennar Corp.	4.75	11/29/2027	187,560
100,000	Mattamy Group Corp. (a)	6.88	12/15/2023	101,360
400,000	PulteGroup, Inc.	5.00	1/15/2027	380,000
400,000	PulteGroup, Inc.	5.50	3/1/2026	396,000
400,000	Toll Brothers Finance Corp.	4.88	3/15/2027	375,000
200,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.	5.88	6/15/2024	198,500
90,000	William Lyon Homes, Inc. (a)	6.00	9/1/2023	88,849
				2,472,927
	HOUSEWARES - 0.1%
100,000	Scotts Miracle-Gro Co.	6.00	10/15/2023	103,375

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	INSURANCE - 0.5%
$100,000	AssuredPartners, Inc. (a)	7.00	8/15/2025	$96,250
100,000	CNO Financial Group, Inc.	5.25	5/30/2025	99,250
120,000	Fidelity & Guaranty Life Holdings, Inc. (a)	5.50	5/1/2025	117,000
100,000	Radian Group, Inc.	4.50	10/1/2024	96,500
				409,000
	INTERNET - 4.0%
200,000	Cogent Communications Group, Inc. (a)	5.38	3/1/2022	205,000
195,000	Match Group, Inc. (a)	5.00	12/15/2027	181,350
400,000	Netflix, Inc.	4.38	11/15/2026	373,920
500,000	Netflix, Inc. (a)	4.88	4/15/2028	476,585
300,000	Netflix, Inc. (a)	5.88	11/15/2028	302,910
600,000	VeriSign, Inc.	4.75	7/15/2027	572,820
200,000	VeriSign, Inc.	5.25	4/1/2025	202,440
500,000	Zayo Group LLC / Zayo Capital Inc.	6.00	4/1/2023	508,750
400,000	Zayo Group LLC / Zayo Capital Inc. (a)	5.75	1/15/2027	393,000
				3,216,775
	IRON/STEEL - 3.0%
200,000	AK Steel Corp.	6.38	10/15/2025	186,000
200,000	AK Steel Corp.	7.50	7/15/2023	208,500
100,000	Allegheny Technologies, Inc.	5.95	1/15/2021	100,500
400,000	Allegheny Technologies, Inc.	7.88	8/15/2023	430,500
400,000	Big River Steel LLC / BRS Finance Corp. (a)	7.25	9/1/2025	411,040
100,000	Cleveland-Cliffs, Inc.	5.75	3/1/2025	94,750
200,000	Commercial Metals Co.	5.38	7/15/2027	190,000
75,000	Commercial Metals Co. (a)	5.75	4/15/2026	72,937
215,000	United States Steel Corp.	6.25	3/15/2026	212,046
500,000	United States Steel Corp.	6.88	8/15/2025	502,975
				2,409,248
	LEISURE TIME - 0.4%
200,000	Carlson Travel, Inc. (a)	6.75	12/15/2023	196,000
25,000	Silversea Cruise Finance Ltd. (a)	7.25	2/1/2025	27,003
100,000	Viking Cruises Ltd. (a)	5.88	9/15/2027	94,500
				317,503
	LODGING - 2.1%
75,000	Boyd Gaming Corp. (a)	6.00	8/15/2026	74,250
100,000	Hilton Domestic Operating Co., Inc.	4.25	9/1/2024	95,000
45,000	Hilton Domestic Operating Co., Inc. (a)	5.13	5/1/2026	44,213
400,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.88	4/1/2027	386,000
100,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (a)	6.75	11/15/2021	103,000
350,000	Station Casinos LLC (a)	5.00	10/1/2025	329,000
100,000	Wyndham Hotels & Resorts, Inc. (a)	5.38	4/15/2026	99,250
400,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)	5.25	5/15/2027	374,000
200,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)	5.50	3/1/2025	196,500
				1,701,213
	MACHINERY - CONSTRUCTION & MINING - 0.4%
300,000	BlueLine Rental Finance Corp./ BlueLine Rental LLC (a)	9.25	3/15/2024	319,170

	MACHINERY - DIVERSIFIED - 0.3%
140,000	Cleaver-Brooks, Inc. (a)	7.88	3/1/2023	144,200
35,000	Mueller Water Products, Inc. (a)	5.50	6/15/2026	35,262
35,000	RBS Global Inc / Rexnord LLC (a)	4.88	12/15/2025	32,900
				212,362
	MEDIA - 7.7%
200,000	Altice Financing SA (a)	6.63	2/15/2023	197,100
200,000	Altice Financing SA (a)	7.50	5/15/2026	193,440
400,000	Altice Financing SA (France) (a)	6.00	5/15/2022	401,420

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	MEDIA - 7.7% (Continued)
$300,000	Altice Financing SA (France) (a)	7.38	5/1/2026	$293,310
200,000	Altice Luxembourg SA (a)	7.75	5/15/2022	193,500
200,000	Altice US Finance I Corp. (a)	5.50	5/15/2026	193,000
200,000	Cablevision Systems Corp.	5.88	9/15/2022	198,500
100,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00	2/1/2028	91,500
200,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.13	5/1/2027	187,125
200,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.50	5/1/2026	193,940
150,000	Cengage Learning, Inc. (a)	9.50	6/15/2024	126,375
200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. (a)	5.13	12/15/2021	198,750
500,000	CSC Holdings LLC	5.25	6/1/2024	472,500
200,000	CSC Holdings LLC (a)	5.38	2/1/2028	185,000
200,000	DISH DBS Corp.	5.88	11/15/2024	169,250
200,000	DISH DBS Corp.	6.75	6/1/2021	200,250
300,000	DISH DBS Corp.	7.75	7/1/2026	262,875
100,000	Gray Television Inc. (a)	5.88	7/15/2026	95,125
100,000	Midcontinent Communications / Midcontinent Finance Corp. (a)	6.88	8/15/2023	104,625
100,000	Radiate Holdco LLC / Radiate Finance Inc. (a)	6.63	2/15/2025	91,500
70,000	Radiate Holdco LLC / Radiate Finance Inc. (a)	6.88	2/15/2023	67,200
200,000	Sirius XM Radio, Inc. (a)	3.88	8/1/2022	193,000
700,000	Sirius XM Radio, Inc. (a)	5.00	8/1/2027	655,375
200,000	Sirius XM Radio, Inc. (a)	5.38	7/15/2026	192,500
200,000	Univision Communications. Inc. (a)	5.13	5/15/2023	192,000
200,000	Univision Communications. Inc. (a)	5.13	2/15/2025	184,750
400,000	UPC Holding BV (a)	5.50	1/15/2028	360,000
200,000	Virgin Media Finance PLC (a)	6.00	10/15/2024	190,260
150,000	Ziggo BV (a)	5.50	1/15/2027	140,115
				6,224,285
	METAL FABRICATE/HARDWARE - 0.4%
100,000	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd. (a)	7.38	12/15/2023	104,250
100,000	Novelis Corp. (a)	5.88	9/30/2026	95,750
100,000	Novelis Corp. (a)	6.25	8/15/2024	100,000
				300,000
	MINING - 2.0%
200,000	Alcoa Nederland Holding BV (a)	6.75	9/30/2024	210,918
250,000	Constellium (a)	5.88	2/15/2026	241,250
500,000	Freeport-McMoRan, Inc.	3.55	3/1/2022	475,000
200,000	Freeport-McMoRan, Inc.	6.88	2/15/2023	210,740
100,000	IAMGOLD Corp. (a)	7.00	4/15/2025	101,970
100,000	Kinross Gold Corp.	5.95	3/15/2024	102,500
250,000	Northwest Acquisitions ULC / Dominion Finco, Inc. (a)	7.13	11/1/2022	249,375
				1,591,753
	MISCELLANEOUS MANUFACTURING - 0.2%
100,000	Koppers, Inc. (a)	6.00	2/15/2025	100,000
50,000	LSB Industries, Inc. (a)	9.63	5/1/2023	50,375
				150,375
	OFFICE/BUSINESS EQUIPMENT - 0.5%
200,000	CDW LLC / CDW Finance Corp.	5.00	9/1/2025	196,500
200,000	CDW LLC / CDW Finance Corp.	5.50	12/1/2024	204,000
				400,500
	OIL & GAS - 9.0%
95,000	Berry Petroleum Co. LLC (a)	7.00	2/15/2026	97,138
550,000	California Resources Corp. (a)	8.00	12/15/2022	499,125
80,000	Chaparral Energy, Inc. (a)	8.75	7/15/2023	80,550
160,000	Continental Resources, Inc. (a)	4.38	1/15/2028	159,062
55,000	Covey Park Energy LLC / Covey Park Finance Corp. (a)	7.50	5/15/2025	56,100
500,000	CVR Refining LLC / Coffeyville Finance, Inc.	6.50	11/1/2022	510,000

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	OIL & GAS - 9.0% (Continued)
$500,000	Denbury Resources, Inc. (a)	9.00	5/15/2021	$528,600
500,000	Diamond Offshore Drilling, Inc.	7.88	8/15/2025	518,125
65,000	Ensco PLC	7.75	2/1/2026	61,405
225,000	EP Energy LLC / Everest Acquisition Finance, Inc. (a)	7.75	5/15/2026	230,062
300,000	EP Energy LLC / Everest Acquisition Finance, Inc. (a)	8.00	11/29/2024	303,000
65,000	Extraction Oil & Gas,Inc. (a)	5.63	2/1/2026	61,750
100,000	Extraction Oil & Gas,Inc. (a)	7.38	5/15/2024	104,750
200,000	Gulfport Energy Corp. (a)	6.38	1/15/2026	192,000
70,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. (a)	5.63	2/15/2026	69,825
105,000	Indigo Natural Resources LLC (a)	6.88	2/15/2026	101,325
35,000	Jagged Peak Energy LLC (a)	5.88	5/1/2026	34,300
30,000	Jones Energy Holdings LLC / Jones Energy Finance Corp. (a)	9.25	3/15/2023	30,000
100,000	Moss Creek Resources Holdings, Inc. (a)	7.50	1/15/2026	98,000
200,000	Murphy Oil Corp.	5.75	8/15/2025	199,440
200,000	Neptune Energy Bondco PLC (a)	6.63	5/15/2025	194,750
100,000	Newfield Exploration Co.	5.38	1/1/2026	102,250
80,000	Noble Holding International Ltd. (a)	7.88	2/1/2026	82,400
85,000	Oasis Petroleum, Inc. (a)	6.25	5/1/2026	85,850
70,000	Parkland Fuel Corp. (a)	6.00	4/1/2026	68,950
500,000	PBF Holding Co. LLC / PBF Finance Corp.	7.25	6/15/2025	525,625
30,000	PDC Energy, Inc. (a)	5.75	5/15/2026	29,700
250,000	Precision Drilling Corp. (a)	7.13	1/15/2026	256,750
100,000	Precision Drilling Corp.	7.75	12/15/2023	105,250
125,000	QEP Resources, Inc.	5.63	3/1/2026	119,688
100,000	Rowan Cos, Inc.	7.38	6/15/2025	96,750
105,000	Shelf Drilling Holdings Ltd. (a)	8.25	2/15/2025	105,787
200,000	Southwestern Energy Co.	4.10	3/15/2022	191,000
200,000	Southwestern Energy Co.	6.70	1/23/2025	195,750
35,000	TransoceanGuardian Ltd. (a)	5.88	1/15/2024	34,869
200,000	Transocean, Inc. (a)	7.50	1/15/2026	203,125
400,000	Ultra Resources, Inc. (a)	7.13	4/15/2025	281,000
470,000	Whiting Petroleum Corp. (a)	6.63	1/15/2026	484,100
55,000	WildHorse Resource Development Corp. (a)	6.88	2/1/2025	56,031
75,000	WPX Energy, Inc.	5.75	6/1/2026	74,789
100,000	WPX Energy, Inc.	8.25	8/1/2023	113,250
				7,342,221
	OIL & GAS SERVICES - 1.7%
65,000	Apergy Corp. (a)	6.38	5/1/2026	66,056
45,000	Bristow Group, Inc. (a)	8.75	3/1/2023	43,819
170,000	Calfrac Holdings LP (a)	8.50	6/15/2026	169,150
125,000	CSI Compressco LP / CSI Compressco Finance, Inc. (a)	7.50	4/1/2025	125,469
485,000	McDermott Technology Americas, Inc. / McDermott Technology US, Inc. (a)	10.63	5/1/2024	505,612
85,000	USA Compression Partners LP / USA Compression Finance Corp. (a)	6.88	4/1/2026	87,975
150,000	Weatherford International LLC (a)	9.88	3/1/2025	150,750
200,000	Weatherford International Ltd.	9.88	2/15/2024	201,936
				1,350,767
	PACKAGING & CONTAINERS - 3.4%
500,000	ARD Finance SA (b)	7.13	9/15/2023	501,250
500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (a)	7.25	5/15/2024	520,000
300,000	Berry Global, Inc.	5.13	7/15/2023	297,375
100,000	BWAY Holding Co. (a)	5.50	4/15/2024	97,500
100,000	BWAY Holding Co. (a)	7.25	4/15/2025	97,500
200,000	Crown Americas LLC / Crown Americas Capital Corp V	4.25	9/30/2026	183,000
100,000	Flex Acquisition Co, Inc. (a)	6.88	1/15/2025	96,250
100,000	Plastipak Holdings, Inc. (a)	6.25	10/15/2025	92,000
500,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (a)	5.13	7/15/2023	493,750

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	PACKAGING & CONTAINERS - 3.4% (Continued)
$400,000	Silgan Holdings, Inc.	4.75	3/15/2025	$380,000
				2,758,625
	PHARMARCEUTICALS - 2.4%
500,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a)	6.00	7/15/2023	411,250
60,000	Valeant Pharmaceuticals International (a)	8.50	1/31/2027	60,750
60,000	Valeant Pharmaceuticals International, Inc. (a)	5.50	11/1/2025	59,130
300,000	Valeant Pharmaceuticals International, Inc. (a)	5.88	5/15/2023	281,812
600,000	Valeant Pharmaceuticals International, Inc. (a)	6.13	4/15/2025	552,750
250,000	Valeant Pharmaceuticals International, Inc. (a)	7.00	3/15/2024	262,113
355,000	Valeant Pharmaceuticals International, Inc. (a)	9.00	12/15/2025	352,920
				1,980,725
	PIPELINES - 2.2%
220,000	American Midstream Partners LP / American Midstream Finance Corp. (a)	9.25	12/15/2021	215,600
300,000	Cheniere Corpus Christi Holdings LLC	5.13	6/30/2027	297,375
100,000	Cheniere Corpus Christi Holdings LLC	5.88	3/31/2025	104,000
100,000	Cheniere Energy Partners LP (a)	5.25	10/1/2025	97,545
100,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.	5.75	4/1/2025	99,875
200,000	DCP Midstream Operating LP 3 Month U.S. LIBOR + 3.85 (a,c)	5.85	5/21/2043	183,000
200,000	Holly Energy Partners LP / Holly Energy Finance Corp. (a)	6.00	8/1/2024	202,000
300,000	NGPL PipeCo LLC (a)	4.38	8/15/2022	297,000
200,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (a)	5.00	1/15/2028	186,000
70,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. (a)	5.88	4/15/2026	70,525
				1,752,920
	PRIVATE EQUITY - 1.0%
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.25	2/1/2022	204,000
400,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.38	12/15/2025	400,500
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.75	2/1/2024	201,500
				806,000
	REAL ESTATE - 0.2%
175,000	Hunt Cos, Inc. (a)	6.25	2/15/2026	163,187

	REAL ESTATE INVESTMENT TRUSTS - 1.8%
300,000	CoreCivic, Inc.	4.75	10/15/2027	272,250
600,000	Iron Mountain, Inc. (a)	4.88	9/15/2027	552,750
400,000	MPT Operating Partnership LP / MPT Finance Corp.	5.00	10/15/2027	382,000
100,000	SBA Communications Corp.	4.88	9/1/2024	95,654
145,000	Starwood Property Trust, Inc. (a)	4.75	3/15/2025	139,200
				1,441,854
	RETAIL - 2.8%
400,000	New Red Finance, Inc. (a)	4.63	1/15/2022	400,000
500,000	New Red Finance, Inc. (a)	5.00	10/15/2025	473,100
400,000	Golden Nugget, Inc. (a)	8.75	10/1/2025	410,884
140,000	IRB Holding Corp. (a)	6.75	2/15/2026	133,700
207,000	JC Penney Corp, Inc. (a)	5.88	7/1/2023	194,062
200,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	4.75	6/1/2027	189,000
100,000	QVC, Inc.	4.45	2/15/2025	96,648
300,000	QVC, Inc.	5.13	7/2/2022	307,315
100,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50	6/1/2024	97,000
				2,301,709
	SEMICONDUCTORS - 0.8%
700,000	Entegris, Inc. (a)	4.63	2/10/2026	666,750

	SOFTWARE - 3.8%
100,000	Camelot Finance SA (a)	7.88	10/15/2024	100,250
300,000	CDK Global, Inc.	4.88	6/1/2027	287,625
50,000	CDK Global, Inc.	5.88	6/15/2026	50,950
60,000	Fair Isaac Corp. (a)	5.25	5/15/2026	60,225

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	SOFTWARE - 3.8% (Continued)
$200,000	First Data Corp. (a)	5.00	1/15/2024	$198,500
200,000	First Data Corp. (a)	5.38	8/15/2023	201,850
200,000	First Data Corp. (a)	5.75	1/15/2024	200,004
200,000	Infor Software Parent LLC / Infor Software Parent, Inc. (a,b)	7.13	5/1/2021	200,500
200,000	Infor US, Inc.	6.50	5/15/2022	200,250
200,000	IQVIA, Inc. (a)	5.00	10/15/2026	194,750
145,000	MSCI, Inc. (a)	5.38	5/15/2027	145,000
200,000	MSCI, Inc. (a)	5.75	8/15/2025	206,000
200,000	Open Text Corp. (a)	5.88	6/1/2026	204,000
100,000	PTC, Inc.	6.00	5/15/2024	104,000
200,000	Rackspace Hosting, Inc. (a)	8.63	11/15/2024	201,000
150,000	Riverbed Technology, Inc. (a)	8.88	3/1/2023	142,200
350,000	Solera LLC / Solera Finance, Inc. (a)	10.50	3/1/2024	388,721
				3,085,825
	STORAGE/WAREHOUSING - 0.3%
200,000	Algeco Global Finance PLC (a)	8.00	2/15/2023	203,000

	TELECOMMUNICATIONS - 7.0%
300,000	CenturyLink, Inc.	5.63	4/1/2025	283,500
500,000	CenturyLink, Inc.	5.80	3/15/2022	495,000
100,000	CenturyLink, Inc.	7.60	9/15/2039	83,000
200,000	Cincinnati Bell, Inc. (a)	7.00	7/15/2024	182,500
100,000	CommScope, Inc. (a)	5.50	6/15/2024	100,500
200,000	DKT Finance ApS (a)	9.38	6/17/2023	202,250
200,000	Frontier Communications Corp.	6.88	1/15/2025	128,750
350,000	Frontier Communications Corp.	11.00	9/15/2025	279,895
195,000	Frontier Communications Corp. (a)	8.50	4/1/2026	188,175
100,000	GTT Communications, Inc. (a)	7.88	12/31/2024	99,000
90,000	HC2 Holdings, Inc. (a)	11.00	12/1/2019	91,350
400,000	Hughes Satellite Systems Corp.	5.25	8/1/2026	375,000
150,000	Hughes Satellite Systems Corp.	6.63	8/1/2026	138,750
200,000	Intelsat Jackson Holdings SA	5.50	8/1/2023	179,440
200,000	Intelsat Jackson Holdings SA	7.25	10/15/2020	199,000
200,000	Intelsat Jackson Holdings SA (a)	8.00	2/15/2024	210,000
200,000	Intelsat Jackson Holdings SA (a)	9.75	7/15/2025	211,000
200,000	Nokia OYJ	4.38	6/12/2027	188,000
100,000	Plantronics, Inc. (a)	5.50	5/31/2023	100,050
300,000	Sprint Communications, Inc.	6.00	11/15/2022	297,375
300,000	Sprint Corp.	7.13	6/15/2024	302,877
200,000	Sprint Corp.	7.25	9/15/2021	208,000
200,000	Sprint Corp.	7.63	2/15/2025	204,002
400,000	Sprint Corp.	7.88	9/15/2023	414,750
100,000	Telesat Canada / Telesat LLC (a)	8.88	11/15/2024	107,000
40,000	T-Mobile USA, Inc.	4.50	2/1/2026	37,350
200,000	T-Mobile USA, Inc.	6.38	3/1/2025	207,040
200,000	T-Mobile USA, Inc.	6.50	1/15/2026	206,250
				5,719,804
	TEXTILES - 0.2%
155,000	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (a)	7.50	5/1/2025	154,806

	TRANSPORTATION - 0.8%
100,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. (a)	8.50	7/15/2023	101,000
500,000	XPO Logistics, Inc. (a)	6.50	6/15/2022	511,250
				612,250

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	TRUCKING & LEASING - 1.2%
$145,000	Fortress Transportation & Infrastructure Investors LLC (a)	6.75	3/15/2022	$148,262
400,000	Park Aerospace Holdings Ltd. (a)	5.25	8/15/2022	396,004
400,000	Park Aerospace Holdings Ltd. (a)	5.50	2/15/2024	394,916
				939,182
	TOTAL CORPORATE BONDS & NOTES (Cost - $82,626,938)			79,606,623

	SHORT-TERM INVESTMENT - 1.7%
Shares	MONEY MARKET FUND - 1.7%
1,390,480	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.77% (d) (Cost - $1,390,480)			1,390,480

	TOTAL INVESTMENTS - 99.8% (Cost - $84,017,418)			$80,997,103
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%			166,871
	TOTAL NET ASSETS - 100.0%			$81,163,974

LIBOR - London Interbank Offered Rate

^	- Represents less than 0.05%

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2018, these securities amounted to $46,261,296 or 56.9% of net assets.

(b)	PIK - Pay-in-kind security.

(c)	Variable rate security.

Benchmark	Rate
3 Month U.S. LIBOR	2.34%

(d)	Money market rate shown represents the rate at June 30, 2018.

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Futures Contracts

					Unrealized
	Number of				Appreciation/
Description	Contracts	Expiration Date	Counterparty	Notional Amount	Depreciation
SHORT
U.S. 10 Year Ultra Bond Future	16	September 2018	Goldman Sachs	$2,051,750	$(17,500)
U.S. 10 Year Note Future	30	September 2018	Goldman Sachs	3,605,625	(20,109)
					(37,609)
LONG
U.S. Long Bond Future	6	September 2018	Goldman Sachs	870,000	12,938
U.S. Ultra Bond Future	2	September 2018	Goldman Sachs	319,125	6,188
U.S. 5 Year Ultra Note Future	10	September 2018	Goldman Sachs	1,136,172	2,187
U.S. 2 Year Note Future	15	September 2018	Goldman Sachs	3,177,422	(235)
					21,078
TOTAL NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS					$(16,531)

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

Principal
Amount		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 9.9%
$500,000	ACIS CLO 2014-4 Ltd. 3 Month US LIBOR 1.42 (a,b)	3.78	5/1/2026	$500,067
1,500,000	Assurant CLO 2018-1 Ltd. 3 Month US LIBOR 1.04 (a,b)	3.40	4/20/2031	1,494,165
400,000	Catamaran 2013-1 AR 3 Month US LIBOR 0.85 (a,b)	3.22	1/27/2028	398,776
350,000	CBAM CLO 2018-5 Management 3 Month US LIBOR 1.02 (a,b)	3.32	4/17/2031	348,427
124,164	Harben Finance 2017-1 PLC 3 Month BP LIBOR 0.80 (b)	1.42	8/20/2056	164,742
974,927	Kentucky Higher Education Student Loan 2013-2 Corp. 1 Month US LIBOR 0.60 (b)	2.58	9/1/2028	971,512
466,672	London Wall Mortgage Capital 2017-FL1 PLC 3 Month BP LIBOR 0.85 (b)	1.49	11/15/2049	618,243
250,000	Madison Park Funding 2018-30 Ltd. 3 Month US LIBOR 0.75 (a,b)	3.09	4/15/2029	247,316
400,000	Nassau 2017-II Ltd. 3 Month US LIBOR 1.25 (a,b)	3.60	1/15/2030	399,998
389,939	Nelnet Student Load Trust 2017-3 1 Month US LIBOR 0.85 (a,b)	2.81	2/25/2066	392,276
500,000	OCP CLO 2014-5 Ltd. 3 Month US LIBOR 1.08 (a,b)	3.44	4/26/2031	499,440
550,000	OCP CLO 2015-10 Ltd. 3 Month US LIBOR 0.82 (a,b)	3.18	10/26/2027	548,426
428,477	Pennsylvania Higher Education 2012-1 PLC 1 Month US LIBOR 0.55 (a,b)	2.51	5/25/2057	428,859
588,709	Ripon Mortgages 1X PLC 3 Month BP LIBOR 0.80 (b)	1.42	8/20/2056	783,459
47,990	Scholar Funding 2010-A Trust 3 Month US LIBOR 0.75 (a,b)	3.11	10/28/2041	47,758
300,000	SLM Student Loan 2005-9 Trust 3 Month US LIBOR 0.60 (b)	2.96	1/25/2041	298,193
1,550,000	TICP CLO 2018-10 Ltd. 3 Month US LIBOR 1.00 (a,b)	3.35	4/20/2031	1,545,600
	TOTAL ASSET BACKED SECURITIES (Cost - $9,733,844)			9,687,257

	CORPORATE BONDS & NOTES - 29.4%
	AEROSPACE/DEFENSE - 1.2%
150,000	Boeing Co. (The)	2.60	10/30/2025	141,184
125,000	General Dynamics Corp. 3 Month US LIBOR 0.29 (b)	2.65	5/11/2020	125,308
150,000	General Dynamics Corp.	2.88	5/11/2020	149,837
75,000	General Dynamics Corp.	3.38	5/15/2023	75,151
300,000	Lockheed Martin Corp.	3.55	1/15/2026	294,833
125,000	Northrop Grumman Corp.	2.93	1/15/2025	118,670
300,000	Northrop Grumman Corp.	3.25	1/15/2028	281,839
				1,186,822
	AGRICULTURE - 0.6%
50,000	BAT Capital Corp. (a)	3.56	8/15/2027	46,520
75,000	BAT Capital Corp. (a)	4.39	8/15/2037	70,361
200,000	Reynolds American, Inc.	3.25	6/12/2020	199,795
275,000	Reynolds American, Inc.	4.45	6/12/2025	276,761
				593,437
	AUTO MANUFACTURERS - 0.3%
200,000	Ford Motor Credit Co. LLC	5.88	8/2/2021	212,024
75,000	General Motors Financial Co., Inc.	2.40	5/9/2019	74,650
				286,674
	BANKS - 9.6%
200,000	Banco Santander SA	4.25	4/11/2027	190,102
200,000	Banco Santander SA	4.38	4/12/2028	191,225
175,000	Bank of America Corp.	3.25	10/21/2027	163,095
133,000	Bank of America Corp.3 Month US LIBOR 1.04	3.42	12/20/2028	125,243
149,000	Bank of America Corp.	4.00	4/1/2024	150,305
25,000	Bank of America Corp.	4.18	11/25/2027	24,347
100,000	Bank of America Corp.	6.11	1/29/2037	114,870
175,000	Bank of New York Mellon Corp. (The)	3.30	8/23/2029	162,687
75,000	BNP Paribas SA/BNP Paribas US Medium-Term Note Program LLC	3.25	3/3/2023	74,196
300,000	BNP Paribas SA (a)	3.50	3/1/2023	292,411
255,000	BPCE SA	2.65	2/3/2021	249,786
250,000	Citi Bank NA	3.05	5/1/2020	249,909
200,000	Citigroup, Inc.	2.70	10/27/2022	192,065
100,000	Citigroup, Inc.	4.13	7/25/2028	95,739
75,000	Citigroup, Inc.	4.60	3/9/2026	74,892
250,000	Cooperatieve Rabobank UA/NY 3 Month US LIBOR 0.43 (b)	2.79	4/26/2021	250,185

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal
Amount		Coupon Rate (%)	Maturity	Value
	Banks - 9.6% (Continued)
$250,000	Credit Suisse Group Funding Guernsey Ltd.	2.75	3/26/2020	$247,267
255,000	Credit Suisse Group Funding Guernsey Ltd.	4.55	4/17/2026	254,980
325,000	Deutsche Bank AG	2.70	7/13/2020	316,079
250,000	HSBC Bank USA NA	4.88	8/24/2020	257,664
150,000	Huntington Bancshares, Inc.	4.00	5/15/2025	150,440
200,000	Intesa Sanpaolo SpA (a)	3.38	1/12/2023	183,839
200,000	JPMorgan Chase & Co.	2.95	10/1/2026	185,779
275,000	JPMorgan Chase & Co.	3.25	9/23/2022	272,451
225,000	JPMorgan Chase & Co.	3.30	4/1/2026	215,279
325,000	JPMorgan Chase & Co. 3 Month US LIBOR 0.95 (b)	3.51	1/23/2029	307,923
1,400,000	Kreditanstalt fuer Wiederaufbau	1.25	9/30/2019	1,377,446
275,000	Lloyds Bank PLC 3 Month US LIBOR 0.49 (b)	2.85	5/7/2021	275,389
400,000	Mizuho Financial Group, Inc.	2.60	9/11/2022	383,365
400,000	Morgan Stanley	3.63	1/20/2027	384,090
400,000	Morgan Stanley	3.70	10/23/2024	394,898
125,000	Morgan Stanley 3 Month US LIBOR 0.85 (b)	3.74	4/24/2024	124,250
150,000	Royal Bank of Canada 3 Month US LIBOR 0.39 (b)	2.75	4/30/2021	149,949
150,000	Royal Bank of Canada	3.20	4/30/2021	149,935
300,000	Royal Bank of Scotland Group PLC 3 Month US LIBOR 1.55 (b)	4.52	6/25/2024	300,215
250,000	Sumitomo Mitsui Banking Corp.	2.45	1/16/2020	247,151
200,000	UBS AG (a)	2.20	6/8/2020	195,878
475,000	Wells Fargo & Co.	3.00	10/23/2026	438,584
				9,413,908
	BEVERAGES - 1.0%
175,000	Anheuser-Busch InBev Finance ,Inc.	3.30	2/1/2023	173,537
200,000	Anheuser-Busch InBev Finance, Inc.	4.70	2/1/2036	202,709
175,000	Anheuser-Busch InBev Finance, Inc.	4.90	2/1/2046	179,966
100,000	Anheuser-Busch InBev Worldwide, Inc.	4.00	4/13/2028	99,768
125,000	Maple Escrow Subsidiary, Inc. (a)	4.06	5/25/2023	125,305
200,000	Molson Coors Brewing Co.	3.00	7/15/2026	181,675
				962,960
	BIOTECHNOLOGY - 0.4%
175,000	Amgen, Inc.	3.13	5/1/2025	167,474
200,000	Gilead Sciences, Inc.	5.65	12/1/2041	234,545
				402,019
	CHEMICALS - 0.1%
125,000	Sherwin-Williams Co. (The)	4.50	6/1/2047	119,302

	COMMERCIAL SERVICES - 0.2%
126,000	Ecolab, Inc.	3.95	12/1/2047	120,467
4,000	Ecolab, Inc.	5.50	12/8/2041	4,704
50,000	S&P Global, Inc.	2.95	1/22/2027	46,313
				171,484
	COMPUTERS - 0.2%
175,000	Apple, Inc.	3.25	2/23/2026	170,817
50,000	Dell International LLC / EMC Corp. (a)	5.45	6/15/2023	52,332
				223,149

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal
Amount		Coupon Rate (%)	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
$175,000	American Express Co.	3.63	12/5/2024	$172,359
25,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.	4.15	1/23/2030	22,060
240,000	Synchrony Financial	4.50	7/23/2025	235,706
				430,125
	ELECTRIC - 1.5%
50,000	Alliant Energy Finance LLC (a)	3.75	6/15/2023	49,991
175,000	Arizona Public Service Co.	2.95	9/15/2027	164,563
100,000	Berkshire Hathaway Energy Co.	3.25	4/15/2028	95,105
74,000	Berkshire Hathaway Energy Co.	6.13	4/1/2036	91,264
25,000	Duke Energy Carolinas LLC	3.95	3/15/2048	24,263
200,000	Duke Energy Corp.	3.15	8/15/2027	185,641
175,000	Entergy Corp.	2.95	9/1/2026	159,669
50,000	Pacific Gas & Electric Co.	3.30	3/15/2027	45,175
75,000	Pacific Gas & Electric Co.	4.00	12/1/2046	64,635
25,000	Pacific Gas & Electric Co.	6.05	3/1/2034	26,997
50,000	Sempra Energy 3 Month US LIBOR 0.50 (b)	2.85	1/15/2021	50,025
125,000	Sempra Energy	3.40	2/1/2028	117,272
125,000	Southern California Edison Co.	4.05	3/15/2042	117,320
350,000	Southern Co. (The)	3.25	7/1/2026	328,535
				1,520,455
	FOOD - 0.4%
375,000	General Mills, Inc. 3 Month US LIBOR 0.54 (b)	2.89	4/16/2021	375,557

	GAS - 0.5%
400,000	NiSource, Inc.	3.49	5/15/2027	382,484
125,000	NiSource, Inc. (a)	3.65	6/15/2023	124,872
				507,356
	HEALTHCARE-PRODUCTS - 0.2%
200,000	Thermo Fisher Scientific, Inc.	3.65	12/15/2025	195,261

	HEALTHCARE-SERVICES - 0.4%
225,000	Sutter Health	4.09	8/15/2048	218,218
125,000	UnitedHealth Group, Inc.	4.75	7/15/2045	133,551
				351,769
	INSURANCE - 1.1%
200,000	AIA Group Ltd. (a)	3.20	3/11/2025	192,073
75,000	American International Group, Inc.	4.20	4/1/2028	73,378
150,000	Arch Capital Finance LLC	5.03	12/15/2046	156,892
50,000	AXA Equitable Holdings, Inc. (a)	3.90	4/20/2023	49,606
25,000	AXA Equitable Holdings, Inc. (a)	4.35	4/20/2028	23,899
50,000	Great-West Lifeco, Inc. (a)	4.05	5/17/2028	50,393
275,000	MetLife, Inc.	3.60	11/13/2025	271,190
75,000	Principal Financial Group, Inc.	3.10	11/15/2026	70,231
100,000	Prudential Financial, Inc.	3.88	3/27/2028	98,839
50,000	XLIT Ltd.	4.45	3/31/2025	49,194
				1,035,695

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal
Amount		Coupon Rate (%)	Maturity	Value
	INTERNET - 0.7%
$100,000	Amazon.com, Inc.	3.15	8/22/2027	$95,769
75,000	Amazon.com, Inc.	3.88	8/22/2037	73,208
475,000	Amazon.com, Inc.	5.20	12/3/2025	522,175
				691,152
	LODGING - 0.1%
100,000	Marriott International, Inc.	2.30	1/15/2022	95,910

	MEDIA - 0.2%
200,000	21st Century Fox America, Inc.	3.70	9/15/2024	199,224
25,000	21st Century Fox America, Inc.	6.15	3/1/2037	29,323
				228,547
	MINING - 0.3%
250,000	Glencore Funding LLC (a)	4.63	4/29/2024	251,354

	OIL & GAS - 1.0%
25,000	BP Capital Markets PLC	3.22	4/14/2024	24,530
175,000	BP Capital Markets PLC	3.72	11/28/2028	174,558
200,000	Canadian Natural Resources Ltd.	3.85	6/1/2027	195,132
75,000	Concho Resources, Inc.	4.30	8/15/2028	75,174
80,000	Petroleos Mexicanos	6.50	3/13/2027	82,034
150,000	Phillips 66 Co.	3.90	3/15/2028	146,397
125,000	Pioneer Natural Resources Co.	3.95	7/15/2022	126,429
150,000	Shell International Finance BV	4.55	8/12/2043	157,072
				981,326
	OIL & GAS SERVICES - 0.1%
75,000	Halliburton Co.	3.80	11/15/2025	74,464

	PHARMACEUTICALS - 1.2%
350,000	Bayer US Finance LLC (a)	4.25	12/15/2025	351,873
350,000	Bayer US Finance LLC (a)	4.38	12/15/2028	350,666
125,000	CVS Health Corp.	3.88	7/20/2025	121,117
175,000	CVS Health Corp.	5.05	3/25/2048	178,097
125,000	CVS Health Corp.	5.13	7/20/2045	126,660
100,000	McKesson Corp.	2.85	3/15/2023	95,642
				1,224,055
	PIPELINES - 1.5%
175,000	Energy Transfer Partners LP	4.20	9/15/2023	174,914
50,000	Energy Transfer Partners LP	5.30	4/15/2047	45,837
300,000	Enterprise Products Operating LLC	3.70	2/15/2026	293,139
25,000	Kinder Morgan Energy Partners LP	5.40	9/1/2044	24,188
175,000	Magellan Midstream Partners LP	5.00	3/1/2026	184,304
125,000	MPLX LP	4.50	4/15/2038	115,456
25,000	MPLX LP	4.70	4/15/2048	23,180
125,000	ONEOK, Inc.	4.55	7/15/2028	126,099
275,000	Sabine Pass Liquefaction LLC	5.63	3/1/2025	292,508
175,000	Williams Partners LP	4.00	9/15/2025	171,041
				1,450,666

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal
Amount		Coupon Rate (%)	Maturity	Value
	REAL ESTATE INVESTMENT TRUSTS - 0.6%
$175,000	American Tower Corp.	3.38	10/15/2026	$161,977
100,000	Crown Castle International Corp.	3.15	7/15/2023	95,728
75,000	Crown Castle International Corp.	3.65	9/1/2027	69,762
75,000	CubeSmart LP	4.38	12/15/2023	76,620
150,000	Federal Realty Investment Trust	3.25	7/15/2027	140,437
75,000	VEREIT Operating Partnership LP	3.95	8/15/2027	69,867
				614,391
	RETAIL - 0.4%
50,000	Alimentation Couche-Tard, Inc. (a)	3.55	7/26/2027	47,398
125,000	Dollar Tree, Inc.	4.00	5/15/2025	122,163
150,000	Dollar Tree, Inc.	4.20	5/15/2028	144,790
75,000	Walmart, Inc.	4.05	6/29/2048	75,524
				389,875
	SEMICONDUCTORS - 0.1%
75,000	Microchip Technology, Inc. (a)	3.92	6/1/2021	75,125
75,000	NVIDIA Corp.	3.20	9/16/2026	72,262
				147,387
	SOFTWARE - 0.5%
75,000	Fidelity National Information Services, Inc.	3.00	8/15/2026	68,706
150,000	Microsoft Corp.	3.70	8/8/2046	145,873
125,000	Oracle Corp.	3.25	11/15/2027	119,522
125,000	Oracle Corp.	4.00	7/15/2046	117,948
				452,049
	SOVEREIGN - 2.2%
440,000	Abu Dhabi Government International Bond	3.13	10/11/2027	409,464
200,000	Indonesia Government International Bond	4.35	1/8/2027	197,065
670,000	Kuwait Government International Bond (a)	3.50	3/20/2027	652,191
520,000	Perusahaan Penerbit SBSN Indonesia III	4.55	3/29/2026	516,750
200,000	Qatar Government International Bond (a)	4.50	4/23/2028	201,838
200,000	Qatar Government International Bond (a)	5.10	4/23/2048	199,392
				2,176,700
	TELECOMMUNICATIONS - 2.1%
100,000	AT&T, Inc.	3.20	3/1/2022	98,131
100,000	AT&T, Inc.	3.40	5/15/2025	93,773
225,000	AT&T, Inc.	3.60	2/17/2023	221,673
100,000	AT&T, Inc.	4.13	2/17/2026	97,742
150,000	AT&T, Inc.	4.25	3/1/2027	146,807
125,000	AT&T, Inc.	5.25	3/1/2037	122,944
175,000	Cisco Systems, Inc.	2.50	9/20/2026	162,104
25,000	Verizon Communications, Inc.	2.63	8/15/2026	22,188
25,000	Verizon Communications, Inc.	3.50	11/1/2024	24,181
488,000	Verizon Communications, Inc. (a)	4.33	9/21/2028	483,656
100,000	Verizon Communications, Inc.	5.01	4/15/2049	97,385
200,000	Verizon Communications, Inc.	5.25	3/16/2037	205,400
275,000	Vodafone Group PLC	3.75	1/16/2024	272,650
				2,048,634

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal
Amount		Coupon Rate (%)	Maturity	Value
	TRANSPORTATION - 0.4%
$75,000	Burlington Northern Santa Fe LLC	3.25	6/15/2027	$72,649
150,000	Burlington Northern Santa Fe LLC	4.15	4/1/2045	146,264
25,000	FedEx Corp.	3.40	2/15/2028	23,791
125,000	Union Pacific Corp.	3.95	9/10/2028	125,597
				368,301

	TOTAL CORPORATE BONDS & NOTES (Cost - $29,657,595)			28,970,784

	MUNICIPAL BONDS - 0.6%
25,000	New Jersey Turnpike Authority	7.10	1/1/2041	35,186
175,000	State of California	7.60	11/1/2040	263,195
325,000	State of Illinois	5.10	6/1/2033	307,567
	TOTAL MUNICIPAL BONDS (Cost - $618,226)			605,948

	MORTGAGE BACKED SECURITIES - 17.7%
2,000,000	Fannie Mae Pool TBA +^	4.00	5/25/2046	2,039,375
873,908	Fannie Mae Pool	4.50	6/1/2031	913,425
1,000,000	Fannie Mae Pool TBA +^	4.50	9/25/2044	1,041,250
433,423	Fannie Mae Pool	4.50	6/1/2047	452,508
977,881	Fannie Mae Pool	4.50	7/1/2047	1,018,511
968,986	Fannie Mae Pool	4.50	1/1/2048	1,009,237
48,099	Fannie Mae Pool	4.50	2/1/2048	50,141
77,994	Fannie Mae Pool	4.50	4/1/2048	81,271
999,999	Fannie Mae Pool	4.50	5/1/2048	1,041,642
4,000,000	Ginnie Mae Pool TBA +^	4.00	4/20/2046	4,098,750
3,000,000	Ginnie Mae Pool TBA +^	4.00	4/20/2046	3,069,844
1,667,513	Ginnie Mae Pool	4.00	4/20/2047	1,712,162
842,117	Ginnie Mae Pool	4.00	5/20/2047	864,671
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $17,429,158)			17,392,787

	U.S. TREASURY SECURITIES - 39.3%
120,000	United States Treasury Bond	2.75	11/15/2047	114,506
390,000	United States Treasury Bond	2.88	11/15/2046	381,850
4,930,000	United States Treasury Bond	3.00	5/15/2047	4,944,443
12,810,000	United States Treasury Note	1.75	5/31/2022	12,361,150
600,000	United States Treasury Note	1.88	7/31/2022	580,852
2,250,000	United States Treasury Note	2.13	7/31/2024	2,165,713
11,380,000	United States Treasury Note	2.13	9/30/2024	10,939,914
1,440,000	United States Treasury Note	2.25	2/15/2027	1,374,131
5,710,000	United States Treasury Note	2.88	4/30/2025	5,732,305
	TOTAL U.S. TREASURY SECURITIES (Cost - $38,534,854)			38,594,864

	SHORT-TERM INVESTMENTS - 13.4%
	COMMERCIAL PAPER - 6.8%
250,000	AT&T, Inc.	2.71	10/9/2018	248,137
250,000	Duke Energy Corp.	2.33	8/27/2018	249,078
250,000	Eastman Chemical Co.	1.90	7/6/2018	249,922
250,000	Hewlett Packard Enterprise Co.	2.15	7/10/2018	249,853
250,000	Hewlett Packard Enterprise Co.	2.16	7/11/2018	249,838
250,000	HP, Inc.	2.33	7/23/2018	249,633
500,000	Marriott International, Inc.	2.73	7/5/2018	499,813
450,000	Modelez International, Inc.	2.65	10/2/2018	446,954

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal
Amount		Coupon Rate (%)	Maturity	Value
	COMMERCIAL PAPER - 6.8% (Continued)
250,000	Nutrien Ltd.	2.42	7/26/2018	249,570
250,000	Schlumberg Holdings	2.37	7/27/2018	249,562
250,000	Southern Co.	2.54	8/30/2018	248,942
750,000	Suncor Energy, Inc.	2.60	8/1/2018	748,295
510,000	United Overseas Bank Ltd.	2.35	7/27/2018	509,116
557,000	Versailles	2.15	7/9/2018	556,705
1,000,000	Victory Receivables Corp.	2.38	10/2/2018	993,896
326,000	VW Credit, Inc.	2.50	8/13/2018	325,020
350,000	VW Credit, Inc.	2.61	9/20/2018	347,961
				6,672,295
Shares
	MONEY MARKET FUND - 6.6%
6,480,801	Fidelity Investments Money Market - Government Portfolio, Institutional Class to yield 1.77% (c)			6,480,801

	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,153,284)			13,153,096

	TOTAL INVESTMENTS - 110.3% (Cost - $109,126,961)			$108,404,736
	OTHER ASSETS LESS LIABILITIES - NET - (10.3)%			(10,130,747)
	TOTAL NET ASSETS - 100.0%			$98,273,989

LIBOR - London Interbank Offered Rate

TBA - To Be Announced Security

^	Delayed delivery

*	Represents less than 0.05%.

+	All or a portion of these TBAs are subject to dollar-roll transactions.

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2018, these securities amounted to $10,922,082 or 11.1% of net assets.

(b)	Variable Rate Security - interest rate subject to periodic change.

Benchmark	Rate
1 Month US LIBOR	2.10%
3 Month US LIBOR	2.34%
3 Month GBP LIBOR	0.68%

(c)	Money market rate shown represents the rate at June 30, 2018.

(d)	Zero coupon.

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Futures Contracts

	Number of				Unrealized Appreciation/
Description	Contracts	Expiration Date	Counterparty	Notional Amount	(Depreciation)
SHORT
Euro 3 Month Future	11	Dec-19	Morgan Stanley	3,214,938	$(796)
Euro 90 Day Future	3	Jun-19	Morgan Stanley	728,588	(138)
Euro 90 Day Future	9	Dec-20	Morgan Stanley	2,182,950	792
Euro BUXL 30 Year Bond Future	1	Sep-18	Morgan Stanley	207,474	(5,251)
Long Gilt Future	11	Sep-18	Morgan Stanley	1,787,172	(24,252)
U.S. 5 Year Note Future	3	Sep-18	Morgan Stanley	340,852	(535)
U.S. 10 Year Note Future	97	Sep-18	Morgan Stanley	11,658,188	(74,982)
U.S. Ultra Bond Future	4	Sep-18	Morgan Stanley	638,250	(6,150)
					(111,311)
LONG
Australian 3 Year Bond Future	15	Sep-18	Morgan Stanley	1,233,993	3,029
Canadian 10 Year Bond Future	2	Sep-18	Morgan Stanley	207,853	4,400
Euro-Bond Future	1	Sep-18	Morgan Stanley	189,785	2,927
U.S. 2 Year Note Future	51	Sep-18	Morgan Stanley	10,803,234	(8,250)
U.S. 10 Year Ultra Note Future	10	Sep-18	Morgan Stanley	1,282,344	6,661
U.S. Ultra Bond Future	51	Sep-18	Morgan Stanley	7,395,000	140,024
					148,791
TOTAL NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS					$37,480

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

INTEREST RATE SWAPS

							Premiums	Unrealized
		Pay/Receive		Expiration	Notional		Paid/	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date	Amount	Value	(Received)	(Depreciation)
JPMorgan	3 Month EUR LIBOR*	Pay	0.10%	9/19/2020	$2,840,000	$5,963	$—	$5,963
Barclays Bank PLC	3 Month STIBOR*	Receive	0.10%	9/19/2020	24,680,000	(4,385)	—	(4,385)
Barclays Bank PLC	3 Month STIBOR*	Pay	0.33%	9/17/2018	9,970,000	(341)	—	(341)
BNP Paribas	3 Month STIBOR*	Receive	0.50%	12/16/2021	28,320,000	(24,745)	—	(24,745)
Danske	3 Month STIBOR*	Receive	0.75%	9/19/2023	26,980,000	(20,179)	—	(20,179)
JPMorgan	3 Month STIBOR*	Receive	1.25%	9/19/2028	1,860,000	(3,666)	—	(3,666)
Morgan Stanley	3 Month STIBOR*	Receive	2.00%	11/2/2027	3,140,000	(6,801)	—	(6,801)
Morgan Stanley	3 Month USD LIBOR*	Receive	2.88%	2/28/2025	1,540,000	(13,055)	—	(13,055)
Nomura	3 Month USD LIBOR*	Pay	3.00%	6/15/2048	860,000	5,095	—	5,095
Citibank NA	6 Month EUR LIBOR**	Pay	0.35%	12/16/2021	3,460,000	32,156	—	32,156
Morgan Stanley	6 Month EUR LIBOR**	Pay	0.50%	9/19/2023	3,030,000	22,871	—	22,871
UBS AG	6 Month EUR LIBOR**	Pay	0.75%	6/15/2023	1,680,000	12,172	—	12,172
Barclays Bank PLC	6 Month EUR LIBOR**	Receive	1.50%	9/19/2038	330,000	(6,396)	—	(6,396)
UBS	6 Month GBP LIBOR**	Pay	1.20%	11/21/2023	890,000	4,758	—	4,758
Deutsche Bank	6 Month GBP LIBOR**	Receive	1.40%	11/21/2028	540,000	(3,537)	—	(3,537)
Morgan Stanley	6 Month GBP LIBOR**	Receive	1.75%	12/14/2037	690,000	(7,209)	—	(7,209)
Toronto Dominion	Canadian Dollar Offerred Rate**	Receive	2.00%	9/19/2020	130,000	(10)	—	(10)
CIBC Global Markets	Canadian Dollar Offerred Rate**	Pay	2.25%	9/19/2028	160,000	1,499	—	1,499
JPMorgan	NZD 3 Month Bank Bill Benchmark Rate	Receive	2.75%	9/19/2023	500,000	(3,594)	—	(3,594)
							$—	$(9,404)

CREDIT DEFAULT SWAPS*

								Premiums	Unrealized
		Buy/Sell	Fixed Rate	Fixed Rate	Expiration	Notional		Paid/	Appreciation/
Counterparty	Index	Protection	Received	Paid	Date	Amount	Value	(Received)	(Depreciation)
Citibank NA	North American Investment Grade CDX Index#	Sell	1.00%	—	6/20/2023	$1,600,000	$(313)	$4,912	$(5,225)
Credit Suisse	ITRAXX Europe^	Sell	1.00%	—	6/20/2023	450,000	(1,339)	(916)	(423)
								$3,996	$(5,648)

								$3,996	$(15,052)

*	Pays quarterly.

**	Pays semiannually.

#	The underlying holdings of this index can be found at http://www.markit.com/Company/Files/DownloadFiles?CMSID=cfbb780d206d4b2a8a92a4d358b1f949.

^	The underlying holdings of this index can be found at http://www.markit.com/Company/Files/DownloadFiles?CMSID=d482583edb58464697a2003002728c53.

Benchmark	Rate
3 Month USD LIBOR	2.34%
3 Month GBP LIBOR	0.68%
6 Month GBP LIBOR	0.79%
6 Month EUR EURIBOR	-0.27%

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward Foreign Currency Contracts

Settlement		Currency Units to					Unrealized Appreciation/
Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
8/31/2018	Morgan Stanley	$17,000	EUR	$19,840	USD	$19,944	$104
9/19/2018	Morgan Stanley	102,688	AUD	76,404	EUR	75,890	108
9/19/2018	Morgan Stanley	30,296	AUD	22,430	EUR	22,390	(13)
9/19/2018	Morgan Stanley	44,442	AUD	32,935	GBP	32,845	(323)
9/19/2018	Morgan Stanley	95,660	AUD	69,494	NZD	70,697	161
9/19/2018	Morgan Stanley	101,974	AUD	74,029	NZD	75,363	(298)
9/19/2018	Morgan Stanley	102,004	AUD	74,357	NZD	75,385	(298)
9/19/2018	Morgan Stanley	99,016	AUD	75,374	USD	73,177	(2,197)
9/19/2018	Morgan Stanley	99,982	AUD	74,653	USD	73,891	(762)
9/19/2018	Morgan Stanley	1,350,121	AUD	1,006,866	USD	997,790	(9,076)
9/19/2018	Morgan Stanley	204,986	AUD	152,301	USD	151,492	(809)
9/19/2018	Morgan Stanley	394,189	AUD	292,301	USD	291,321	(980)
9/19/2018	Morgan Stanley	101,994	AUD	75,740	USD	75,377	(363)
9/19/2018	Morgan Stanley	101,961	AUD	75,722	USD	75,353	(369)
9/19/2018	Morgan Stanley	102,028	AUD	75,366	USD	75,402	36
9/19/2018	Morgan Stanley	30,282	CAD	22,860	EUR	23,052	255
9/19/2018	Morgan Stanley	197,552	CAD	152,372	USD	150,385	(1,987)
9/19/2018	Morgan Stanley	51,253	CAD	39,523	USD	39,016	(507)
9/19/2018	Morgan Stanley	97,842	CAD	74,990	USD	74,482	(508)
9/19/2018	Morgan Stanley	97,655	CAD	75,029	USD	74,339	(690)
9/19/2018	Morgan Stanley	99,642	CAD	75,972	USD	75,851	(121)
9/19/2018	Morgan Stanley	75,845	CAD	58,003	USD	57,736	(267)
9/19/2018	Morgan Stanley	197,983	CAD	151,010	USD	150,713	(297)
9/19/2018	Morgan Stanley	99,943	CAD	76,007	USD	76,081	74
9/19/2018	Morgan Stanley	48,578	CAD	36,525	USD	36,980	455
9/19/2018	Morgan Stanley	349,955	CHF	353,920	EUR	354,962	(3,662)
9/19/2018	Morgan Stanley	74,148	CHF	75,204	EUR	75,209	(138)
9/19/2018	Morgan Stanley	75,184	CHF	76,387	EUR	76,260	64
9/19/2018	Morgan Stanley	148,658	CHF	151,019	USD	150,785	(234)
9/19/2018	Morgan Stanley	130,039	EUR	151,226	AUD	152,779	665
9/19/2018	Morgan Stanley	63,989	EUR	74,979	CAD	75,179	(741)
9/19/2018	Morgan Stanley	130,054	EUR	152,182	CAD	152,797	665
9/19/2018	Morgan Stanley	63,992	EUR	74,579	GBP	75,182	75
9/19/2018	Morgan Stanley	127,997	EUR	148,754	GBP	150,380	150
9/19/2018	Morgan Stanley	390,131	EUR	453,340	GBP	458,353	1,788
9/19/2018	Morgan Stanley	65,022	EUR	75,716	JPY	76,392	298
9/19/2018	Morgan Stanley	245,032	EUR	285,992	NOK	287,881	(3,157)
9/19/2018	Morgan Stanley	25,533	EUR	29,760	NOK	29,998	117
9/19/2018	Morgan Stanley	64,041	EUR	72,766	NZD	75,240	75
9/19/2018	Morgan Stanley	64,040	EUR	72,581	NZD	75,239	75
9/19/2018	Morgan Stanley	130,039	EUR	147,719	NZD	152,778	596
9/19/2018	Morgan Stanley	130,036	EUR	148,206	NZD	152,775	665

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward Foreign Currency Contracts

Settlement		Currency Units to					Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
9/19/2018	Morgan Stanley	$130,043	EUR	$148,442	NZD	$152,783	$665
9/19/2018	Morgan Stanley	47,977	EUR	54,768	SEK	56,366	(618)
9/19/2018	Morgan Stanley	63,995	EUR	73,310	SEK	75,186	75
9/19/2018	Morgan Stanley	63,994	EUR	72,817	SEK	75,185	75
9/19/2018	Morgan Stanley	64,958	EUR	75,342	SEK	76,317	666
9/19/2018	Morgan Stanley	38,549	EUR	44,551	SEK	45,290	340
9/19/2018	Morgan Stanley	139,346	EUR	161,296	SEK	163,714	859
9/19/2018	Morgan Stanley	65,019	EUR	76,132	SEK	76,388	623
9/19/2018	Morgan Stanley	64,966	EUR	76,145	SEK	76,327	622
9/19/2018	Morgan Stanley	63,997	EUR	75,571	USD	75,188	(383)
9/19/2018	Morgan Stanley	64,045	EUR	75,472	USD	75,245	(227)
9/19/2018	Morgan Stanley	128,000	EUR	152,258	USD	150,383	(1,875)
9/19/2018	Morgan Stanley	128,000	EUR	151,160	USD	150,383	(777)
9/19/2018	Morgan Stanley	64,046	EUR	75,316	USD	75,246	(70)
9/19/2018	Morgan Stanley	64,998	EUR	75,648	USD	76,364	716
9/19/2018	Morgan Stanley	65,008	EUR	75,689	USD	76,375	686
9/19/2018	Morgan Stanley	65,008	EUR	75,600	USD	76,375	775
9/19/2018	Morgan Stanley	65,042	EUR	76,007	USD	76,416	409
9/19/2018	Morgan Stanley	235,306	EUR	274,467	USD	276,453	1,986
9/19/2018	Morgan Stanley	129,925	EUR	151,057	USD	152,645	1,588
9/19/2018	Morgan Stanley	266,051	EUR	312,378	USD	312,575	197
9/19/2018	Morgan Stanley	64,964	EUR	75,721	USD	76,324	603
9/19/2018	Morgan Stanley	22,259	GBP	29,122	AUD	29,496	(315)
9/19/2018	Morgan Stanley	57,035	GBP	76,322	EUR	75,579	(340)
9/19/2018	Morgan Stanley	57,184	GBP	76,423	EUR	75,776	(421)
9/19/2018	Morgan Stanley	57,443	GBP	76,417	EUR	76,119	306
9/19/2018	Morgan Stanley	53,363	GBP	71,704	USD	70,712	(992)
9/19/2018	Morgan Stanley	27,092	GBP	36,259	USD	35,900	(359)
9/19/2018	Morgan Stanley	56,035	GBP	74,976	USD	74,253	(723)
9/19/2018	Morgan Stanley	1,312,397	GBP	1,749,764	USD	1,739,088	(10,676)
9/19/2018	Morgan Stanley	8,284,856	JPY	75,204	EUR	75,231	(425)
9/19/2018	Morgan Stanley	8,336,599	JPY	76,036	USD	75,701	(335)
9/19/2018	Morgan Stanley	45,456,773	JPY	414,253	USD	412,771	(1,482)
9/19/2018	Morgan Stanley	7,743,884	JPY	70,766	USD	70,318	(448)
9/19/2018	Morgan Stanley	33,193,595	JPY	301,986	USD	301,415	(571)
9/19/2018	Morgan Stanley	8,341,269	JPY	75,979	USD	75,743	(236)
9/19/2018	Morgan Stanley	16,567,547	JPY	150,968	USD	150,442	(526)
9/19/2018	Morgan Stanley	16,471,032	JPY	151,036	USD	149,565	(1,471)
9/19/2018	Morgan Stanley	16,495,128	JPY	150,964	USD	149,784	(1,180)
9/19/2018	Morgan Stanley	614,043	NOK	76,317	EUR	75,588	(192)
9/19/2018	Morgan Stanley	245,940	NOK	30,516	EUR	30,275	(156)
9/19/2018	Morgan Stanley	616,437	NOK	75,978	USD	75,882	(96)

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward Foreign Currency Contracts

Settlement		Currency Units to					Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
9/19/2018	Morgan Stanley	$628,140	NOK	$77,211	USD	$77,323	$112
9/19/2018	Morgan Stanley	243,914	NOK	30,008	USD	30,026	18
9/19/2018	Morgan Stanley	1,233,440	NOK	150,998	USD	151,834	836
9/19/2018	Morgan Stanley	109,897	NZD	75,350	AUD	74,411	(949)
9/19/2018	Morgan Stanley	110,432	NZD	75,399	AUD	74,773	(403)
9/19/2018	Morgan Stanley	110,343	NZD	75,411	AUD	74,713	(403)
9/19/2018	Morgan Stanley	223,899	NZD	151,496	AUD	151,602	—
9/19/2018	Morgan Stanley	1,839,898	NZD	1,293,317	USD	1,245,789	(47,528)
9/19/2018	Morgan Stanley	106,984	NZD	74,716	USD	72,439	(2,277)
9/19/2018	Morgan Stanley	210,094	NZD	146,053	USD	142,254	(3,799)
9/19/2018	Morgan Stanley	109,982	NZD	74,873	USD	74,469	(404)
9/19/2018	Morgan Stanley	1,979,128	SEK	226,701	EUR	222,633	(7,888)
9/19/2018	Morgan Stanley	8,815,567	SEK	1,016,093	EUR	991,667	(40,290)
9/19/2018	Morgan Stanley	7,893,167	SEK	915,023	EUR	887,906	(34,098)
9/19/2018	Morgan Stanley	195,028	SEK	22,498	EUR	21,939	(717)
9/19/2018	Morgan Stanley	7,901,022	SEK	913,407	EUR	888,789	(29,045)
9/19/2018	Morgan Stanley	660,261	SEK	76,389	EUR	74,273	(1,268)
9/19/2018	Morgan Stanley	661,758	SEK	76,412	EUR	74,441	(1,271)
9/19/2018	Morgan Stanley	663,349	SEK	76,377	EUR	74,620	(1,274)
9/19/2018	Morgan Stanley	250,208	SEK	28,648	EUR	28,146	(404)
9/19/2018	Morgan Stanley	250,920	SEK	28,534	EUR	28,226	(19)
9/19/2018	Morgan Stanley	506,320	SEK	56,989	EUR	56,956	(4)
9/19/2018	Morgan Stanley	320,380	SEK	36,492	USD	36,040	(452)
9/19/2018	Morgan Stanley	351,596	SEK	39,604	USD	39,551	(53)
							(206,654)

To Sell:
8/14/2018	Morgan Stanley	$578,617	USD	$774,227	GBP	$765,513	$8,714
8/14/2018	Morgan Stanley	137,320	USD	182,959	GBP	181,676	1,283
8/14/2018	Morgan Stanley	187,362	USD	249,373	GBP	247,881	1,492
8/14/2018	Morgan Stanley	281,109	USD	374,148	GBP	371,908	2,240
9/19/2018	Morgan Stanley	204,625	AUD	152,779	EUR	151,226	888
9/19/2018	Morgan Stanley	39,405	AUD	29,496	GBP	29,122	689
9/19/2018	Morgan Stanley	101,956	AUD	74,411	NZD	75,350	10
9/19/2018	Morgan Stanley	102,023	AUD	74,773	NZD	75,399	(222)
9/19/2018	Morgan Stanley	102,040	AUD	74,713	NZD	75,411	(295)
9/19/2018	Morgan Stanley	204,991	AUD	151,602	NZD	151,496	106
9/19/2018	Morgan Stanley	98,495	CAD	75,179	EUR	74,979	942
9/19/2018	Morgan Stanley	199,913	CAD	152,797	EUR	152,182	(51)
9/19/2018	Morgan Stanley	65,032	EUR	76,404	AUD	75,890	(622)
9/19/2018	Morgan Stanley	19,091	EUR	22,430	AUD	22,390	(27)
9/19/2018	Morgan Stanley	19,457	EUR	22,860	CAD	23,052	(63)

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward Foreign Currency Contracts

Settlement		Currency Units to					Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
9/19/2018	Morgan Stanley	$301,242	EUR	$354,962	CHF	$353,920	$4,704
9/19/2018	Morgan Stanley	64,011	EUR	75,209	CHF	75,204	143
9/19/2018	Morgan Stanley	65,017	EUR	76,260	CHF	76,387	(192)
9/19/2018	Morgan Stanley	64,962	EUR	75,579	GBP	76,322	(404)
9/19/2018	Morgan Stanley	65,049	EUR	75,776	GBP	76,423	(226)
9/19/2018	Morgan Stanley	65,043	EUR	76,119	GBP	76,417	(604)
9/19/2018	Morgan Stanley	64,011	EUR	75,231	JPY	75,204	452
9/19/2018	Morgan Stanley	64,958	EUR	75,588	NOK	76,317	(538)
9/19/2018	Morgan Stanley	25,974	EUR	30,275	NOK	30,516	(85)
9/19/2018	Morgan Stanley	192,959	EUR	222,633	SEK	226,701	3,820
9/19/2018	Morgan Stanley	864,856	EUR	991,667	SEK	1,016,093	15,864
9/19/2018	Morgan Stanley	778,830	EUR	887,906	SEK	915,023	6,981
9/19/2018	Morgan Stanley	19,149	EUR	21,939	SEK	22,498	158
9/19/2018	Morgan Stanley	777,454	EUR	888,789	SEK	913,407	4,428
9/19/2018	Morgan Stanley	65,019	EUR	74,273	SEK	76,389	(847)
9/19/2018	Morgan Stanley	65,039	EUR	74,441	SEK	76,412	(700)
9/19/2018	Morgan Stanley	65,009	EUR	74,620	SEK	76,377	(482)
9/19/2018	Morgan Stanley	24,384	EUR	28,146	SEK	28,648	(98)
9/19/2018	Morgan Stanley	24,287	EUR	28,226	SEK	28,534	(289)
9/19/2018	Morgan Stanley	48,506	EUR	56,956	SEK	56,989	(28)
9/19/2018	Morgan Stanley	24,854	GBP	32,845	AUD	32,935	233
9/19/2018	Morgan Stanley	56,281	GBP	75,182	EUR	74,579	528
9/19/2018	Morgan Stanley	112,257	GBP	150,380	EUR	148,754	1,475
9/19/2018	Morgan Stanley	342,111	GBP	458,353	EUR	453,340	3,224
9/19/2018	Morgan Stanley	8,338,241	JPY	76,392	EUR	75,716	378
9/19/2018	Morgan Stanley	2,323,287	NOK	287,881	EUR	285,992	5,046
9/19/2018	Morgan Stanley	241,756	NOK	29,998	EUR	29,760	121
9/19/2018	Morgan Stanley	102,635	NZD	70,697	AUD	69,494	1,042
9/19/2018	Morgan Stanley	109,333	NZD	75,363	AUD	74,029	1,632
9/19/2018	Morgan Stanley	109,818	NZD	75,385	AUD	74,357	1,325
9/19/2018	Morgan Stanley	107,468	NZD	75,240	EUR	72,766	2,399
9/19/2018	Morgan Stanley	107,195	NZD	75,239	EUR	72,581	2,582
9/19/2018	Morgan Stanley	218,165	NZD	152,778	EUR	147,719	4,464
9/19/2018	Morgan Stanley	218,885	NZD	152,775	EUR	148,206	3,904
9/19/2018	Morgan Stanley	219,233	NZD	152,783	EUR	148,442	3,677
9/19/2018	Morgan Stanley	486,866	SEK	56,366	EUR	54,768	2,217
9/19/2018	Morgan Stanley	651,701	SEK	75,186	EUR	73,310	1,801
9/19/2018	Morgan Stanley	647,321	SEK	75,185	EUR	72,817	2,292
9/19/2018	Morgan Stanley	669,768	SEK	76,317	EUR	75,342	309
9/19/2018	Morgan Stanley	396,039	SEK	45,290	EUR	44,551	399
9/19/2018	Morgan Stanley	1,433,862	SEK	163,714	EUR	161,296	1,558
9/19/2018	Morgan Stanley	676,790	SEK	76,388	EUR	76,132	(367)

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward Foreign Currency Contracts

Settlement		Currency Units to					Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
9/19/2018	Morgan Stanley	$676,900	SEK	$76,327	EUR	$76,145	$(440)
9/19/2018	Morgan Stanley	199,006	USD	150,444	AUD	147,072	3,372
9/19/2018	Morgan Stanley	98,991	USD	74,783	AUD	73,159	1,624
9/19/2018	Morgan Stanley	101,012	USD	75,173	AUD	74,652	521
9/19/2018	Morgan Stanley	94,870	USD	69,947	AUD	70,113	(166)
9/19/2018	Morgan Stanley	203,972	USD	150,105	AUD	150,743	(638)
9/19/2018	Morgan Stanley	101,969	USD	75,164	AUD	75,359	(195)
9/19/2018	Morgan Stanley	407,957	USD	299,902	AUD	301,496	(1,594)
9/19/2018	Morgan Stanley	102,035	USD	75,181	AUD	75,408	(227)
9/19/2018	Morgan Stanley	204,994	USD	150,430	AUD	151,498	(1,068)
9/19/2018	Morgan Stanley	102,996	USD	75,989	AUD	76,118	(129)
9/19/2018	Morgan Stanley	30,824	USD	23,814	CAD	23,464	350
9/19/2018	Morgan Stanley	745,806	USD	575,201	CAD	567,739	7,462
9/19/2018	Morgan Stanley	78,460	USD	60,610	CAD	59,727	883
9/19/2018	Morgan Stanley	98,670	USD	75,948	CAD	75,112	836
9/19/2018	Morgan Stanley	174,114	USD	132,160	CAD	132,543	(383)
9/19/2018	Morgan Stanley	45,063	USD	34,122	CAD	34,304	(182)
9/19/2018	Morgan Stanley	101,123	USD	76,017	CAD	76,980	(963)
9/19/2018	Morgan Stanley	300,592	USD	226,461	CAD	228,824	(2,363)
9/19/2018	Morgan Stanley	51,782	USD	39,220	CAD	39,419	(199)
9/19/2018	Morgan Stanley	60,347	USD	70,708	EUR	70,900	(192)
9/19/2018	Morgan Stanley	64,045	USD	76,141	EUR	75,244	897
9/19/2018	Morgan Stanley	64,991	USD	75,720	EUR	76,356	(636)
9/19/2018	Morgan Stanley	1,410,208	USD	1,649,267	EUR	1,656,811	(7,544)
9/19/2018	Morgan Stanley	129,978	USD	152,126	EUR	152,707	(581)
9/19/2018	Morgan Stanley	130,041	USD	151,658	EUR	152,781	(1,123)
9/19/2018	Morgan Stanley	115,057	USD	134,312	EUR	135,177	(865)
9/19/2018	Morgan Stanley	65,024	USD	75,712	EUR	76,395	(683)
9/19/2018	Morgan Stanley	64,960	USD	75,801	EUR	76,319	(518)
9/19/2018	Morgan Stanley	64,960	USD	75,892	EUR	76,319	(427)
9/19/2018	Morgan Stanley	38,992	USD	45,889	EUR	45,811	78
9/19/2018	Morgan Stanley	64,987	USD	75,989	EUR	76,351	(362)
9/19/2018	Morgan Stanley	55,957	USD	75,309	GBP	74,150	1,159
9/19/2018	Morgan Stanley	57,382	USD	76,489	GBP	76,038	451
9/19/2018	Morgan Stanley	27,476	USD	36,704	GBP	36,409	295
9/19/2018	Morgan Stanley	116,094	USD	153,105	GBP	153,839	(734)
9/19/2018	Morgan Stanley	58,018	USD	76,816	GBP	76,881	(65)
9/19/2018	Morgan Stanley	16,668,250	USD	152,045	JPY	151,356	689
9/19/2018	Morgan Stanley	16,465,378	USD	150,964	JPY	149,514	1,450
9/19/2018	Morgan Stanley	8,313,656	USD	76,031	JPY	75,493	538
9/19/2018	Morgan Stanley	272,867	USD	34,162	NOK	33,589	573
9/19/2018	Morgan Stanley	294,740	USD	36,334	NOK	36,282	52

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Forward Foreign Currency Contracts

Settlement		Currency Units to					Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
9/19/2018	Morgan Stanley	$616,553	USD	$76,012	NOK	$75,897	$115
9/19/2018	Morgan Stanley	236,536	USD	29,281	NOK	29,117	164
9/19/2018	Morgan Stanley	107,007	USD	75,287	NZD	72,454	2,833
9/19/2018	Morgan Stanley	217,993	USD	150,376	NZD	147,602	2,774
9/19/2018	Morgan Stanley	149,038	USD	103,059	NZD	100,913	2,146
9/19/2018	Morgan Stanley	219,040	USD	150,524	NZD	148,311	2,213
9/19/2018	Morgan Stanley	217,875	USD	149,612	NZD	147,522	2,090
9/19/2018	Morgan Stanley	179,979	USD	123,026	NZD	121,863	1,163
9/19/2018	Morgan Stanley	339,842	USD	39,619	SEK	38,229	1,390
9/19/2018	Morgan Stanley	315,170	USD	36,755	SEK	35,454	1,301
							102,522

	NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(104,132)

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.1%
	ADVERTISING - 0.4%
5,100	Interpublic Group of Cos, Inc.	$119,544

	AEROSPACE/DEFENSE - 1.7%
1,072	Boeing Co.	359,667
600	CAE, Inc.	12,457
726	Lockheed Martin Corp.	214,482
		586,606
	AGRICULTURE - 0.3%
1,203	Philip Morris International, Inc.	97,130

	AIRLINES - 2.0%
144	Copa Holdings SA	13,625
1,339	Delta Air Lines, Inc.	66,334
4,390	Deutsche Lufthansa AG	105,586
14,421	International Consolidated Airlines Group SA	126,421
38,671	Qantas Airways Ltd.	176,004
22,900	Singapore Airlines Ltd.	179,539
		667,509
	APPAREL - 1.4%
866	adidas AG	189,025
47	Hermes International	28,744
405	Kering SA	228,674
33	Puma SE	19,303
		465,746
	AUTO MANUFACTURERS - 1.0%
5,923	Fiat Chrysler Automobiles NV *	112,956
5,946	General Motors Co.	234,272
160	Peugeot SA	3,654
		350,882
	AUTO PARTS & EQUIPMENT - 0.1%
347	Delphi Technologies PLC	15,775
1,651	Schaeffler AG	21,493
		37,268
	BANKS - 7.1%
19,154	Banco Bilbao Vizcaya Argentaria SA	135,834
15,188	Bank of America Corp.	428,150
3,237	BNP Paribas SA	201,024
4,633	Citizens Financial Group, Inc.	180,224
1,635	Comerica, Inc.	148,654

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	BANKS (Continued) - 7.1%
91	Erste Group Bank AG	$3,798
15,151	Intesa Sanpaolo SpA	43,985
1,996	KBC Group NV	154,088
26,700	Mitsubishi UJF Financial Group, Inc.	152,127
18,300	Oversea-Chinese Banking Corp Ltd.	156,224
1,175	PacWest Bancorp	58,069
5,000	Resona Holdings, Inc.	26,750
1,848	State Street Corp.	172,030
5,600	Sumitomo Mitsui Financial Group, Inc.	217,701
464	SVB Financial Group *	133,985
1,513	Synovus Financial Corp.	79,932
400	Toronto-Dominion Bank	23,137
1,852	Western Allianc Bancorp *	104,842
		2,420,554
	BEVERAGES - 1.6%
300	Asahi Group Holdings Ltd.	15,362
905	Carlsberg A/S	106,589
2,555	Diageo PLC	91,820
5,700	Kirin Holdings Co. Ltd.	152,477
2,465	Molson Coors Brewing Co.	167,719
		533,967
	BIOTECHNOLOGY - 2.0%
707	Alexion Pharmaceuticals, Inc. *	87,774
487	Amgen, Inc.	89,895
741	Biogen, Inc. *	215,068
154	Regeneron Pharmaceuticals, Inc. *	53,128
1,346	Vertex Pharmaceuticals, Inc. *	228,766
		674,631
	BUILDING MATERIALS - 0.1%
100	AGC, Inc.	3,896
470	Masco Corp.	17,587
		21,483
	CHEMICALS - 1.1%
210	BASF SE *	20,083
542	CF Industries Holdings, Inc.	24,065
541	Covestro AG	48,270
656	Huntsman Corp.	19,155
1,779	Koninklijke DSM NV	178,878
111	LyondellBasell Industries NV	12,193
100	Nippon Shokubai Co. Ltd. *	7,232
52	Siegfried Holdings AG	20,764

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	CHEMICALS - 1.1% (Continued)
992	Victrex PLC	$38,164
		368,804
	COMMERCIAL SERVICES - 1.6%
611	Adecco Group AG	36,157
174	Bright Horizons Family Solutions, Inc. *	17,839
400	Nihon M&A Center, Inc.	11,610
383	Randstad Holding NV	22,546
1,188	RELX NV	25,335
1,171	S&P Global, Inc.	238,755
200	TechnoPro Holding, Inc.	12,296
1,248	Wirecard AG	201,007
		565,545
	COMPUTERS - 5.4%
3,469	Apple, Inc.	642,147
74	Atos SE	10,104
565	Capgemini SE	75,994
2,800	CGI Group, Inc. *	177,329
2,228	Computershare Ltd.	30,339
621	DXC Technology Co.	50,059
3,243	Fortinet, Inc. *	202,461
32,000	Fujitsu Ltd.	194,083
1,945	International Business Machines Corp.	271,717
700	NET One Systems Co. Ltd. *	12,039
2,446	Western Digital Corp.	189,345
		1,855,617
	COSMETICS/PERSONAL CARE - 1.6%
1,460	Estee Lauder Cos, Inc.	208,327
900	Fancl Corp. *	45,096
800	Kao Corp.	61,030
2,800	Shiseido Co. Ltd.	222,402
		536,855
	DISTRIBUTION/WHOLESALE - 0.4%
600	ITOCHU Corp.	10,874
500	Mitsubishi Corp.	13,894
5,600	Mitsui & Co. Ltd.	93,405
400	Takashima & Co. Ltd. *	7,714
		125,887
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
5,919	Ally Financial, Inc.	155,492
2,104	ASX Ltd.	100,097
1,165	BGC Partners, Inc.	13,188

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 2.1% (Continued)
2,300	Hong Kong Exchanges & Clearing Ltd.	$69,187
2,300	Ichinen Holdings Co. Ltd. *	28,614
179	Intercontinental Exchange, Inc.	13,165
243	LPL Financial Holdings, Inc.	15,926
11,900	Mito Securities Co. Ltd.	43,081
11,500	ORIX Corp.	181,899
3,404	Synchrony Financial	113,626
		734,275
	ELECTRIC - 2.1%
2,167	CenterPoint Energy, Inc.	60,048
4,384	CMS Energy Corp.	207,276
3,682	Exelon Corp.	156,853
900	Kansai Electric Power Co., Inc.	13,131
4,540	MDU Resources Group, Inc.	130,207
7,972	Origin Energy Ltd. *	59,078
2,262	PPL Corp.	64,580
1,000	Shikoku Electric Power Co., Inc.	13,380
1,900	TransAlta Corp.	9,533
		714,086
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
1,508	Acuity Brands, Inc.	174,732
1,217	AMETEK, Inc.	87,819
2,586	Schneider Electric SE	215,637
		478,188
	ELECTRONICS - 1.0%
1,365	Honeywell International, Inc.	196,628
400	Horiba Ltd.	27,987
637	Jabil, Inc.	17,619
1,000	Japan Aviation Electronics Industry Ltd.	15,754
300	Kyocera Corp.	16,920
1,839	National Instruments Corp.	77,201
		352,109
	ENGINEERING & CONSTRUCTION - 0.3%
2,228	AECOM *	73,591
3,000	Kajima Corp.	23,238
		96,829
	ENTERTAINMENT - 0.1%
1,261	Aristocrat Leisure Ltd.	28,789
1,000	Sega Sammy Holdings, Inc.	17,135
		45,924

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	FOOD - 2.4%
4,970	Conagra Brands, Inc.	$177,578
1,400	Empire Co. Ltd.	28,086
4,080	General Mills, Inc.	180,581
288	Marine Harvest ASA	5,731
1,400	Miyoshi Oil & Fat Co. Ltd. *	17,013
701	Mondelez International, Inc.	28,741
2,000	Seven & i Holdings Co. Ltd.	87,230
1,392	US Foods Holding Corp. *	52,645
2,175	Wesfarmers Ltd.	79,322
7,801	Woolworths Group Ltd.	175,910
		832,837
	FOREST PRODUCTS & PAPER - 0.6%
6,954	Mondi PLC	188,303
886	UPM-Kymmene OYJ	31,675
		219,978
	GAS - 0.5%
5,800	Tokyo Gas Co. Ltd.	153,974
522	UGI Corp.	27,181
		181,155
	HAND/MACHINE TOOLS - 0.1%
1,100	Origin Electric Co. Ltd. *	21,808

	HEALTHCARE - PRODUCTS - 1.7%
7,837	Boston Scientific Corp. *	256,270
2,600	Create Medic Co. Ltd. *	32,698
428	IDEXX Laboratories, Inc. *	93,278
55	Lonza Group AG	14,595
2,153	Medtronics PLC	184,318
		581,159
	HEALTHCARE - SERVICES - 1.6%
23	Eurofins Scientific SE	12,793
1,906	Fresenius Medical Care AG & Co. KGaA	192,226
1,237	HCA Healthcare, Inc.	126,916
219	Humana, Inc.	65,181
579	WellCare Health Plans, Inc. *	142,573
		539,689
	HOME BUILDERS - 1.2%
1,600	Daiwa House Industry Co. Ltd.	54,544
1,603	DR Horton, Inc.	65,723
5,818	PulteGroup, Inc.	167,268
1,339	Thor Industries, Inc.	130,405
		417,940

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	HOME FURNISHINGS - 0.1%
2,141	Electrolux AB	$48,822

	INSURANCE - 5.6%
35,000	AIA Group Ltd.	306,037
2,198	Allstate Corp.	200,611
6,651	Arch Capital Group Ltd. *	175,985
2,562	Assured Guaranty Ltd.	91,540
1,828	Athene Holding Ltd. *	80,140
3,243	Brighthouse Financial, Inc. *	129,947
2,156	First American Financial Corp.	111,508
31,096	Legal & General Group PLC	109,205
2,200	Manulife Financial Group PLC	39,503
3,460	Progressive Corp.	204,659
2,057	Prudential Financial, Inc.	192,350
575	Reinsurance Group of America, Inc.	76,751
200	Torchmark Corp.	16,282
190	White Mountains Insurance Group Ltd.	172,256
		1,906,774
	INTERNET - 7.4%
271	Alphabet, Inc. - Class A *	306,011
283	Alphabet, Inc. - Class C *	315,729
364	Amazon.com, Inc. *	618,727
48	Booking Holdings, Inc. *	97,300
3,785	eBay, Inc. *	137,244
1,276	F5 Networks, Inc. *	220,046
2,294	Facebook, Inc. *	445,770
314	Netflix, Inc. *	122,909
973	Palo Alto Networks, Inc. *	199,922
10,700	Rakuten, Inc.	72,393
		2,536,051
	IRON/STEEL - 0.4%
6,000	JFE Holdings, Inc.	113,538
566	Steel Dynamics, Inc.	26,008
		139,546
	LEISURE TIME - 0.8%
641	Carnival Corp. - ADR	36,954
1,642	Flight Centre Travel Group Ltd.	77,220
400	Mizuno Corp.	14,951
6,300	Yamaha Motor Co. Ltd.	158,460
		287,585

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	LODGING - 1.1%
1,070	Crown Resorts Ltd.	$10,673
6,000	Galaxy Entertainment Group Ltd.	46,460
1,461	Hilton Worldwide Holdings, Inc.	115,653
1,523	Marriott International, Inc.	192,812
		365,598
	MACHINERY - CONSTRUCTION & MINING - 1.3%
1,195	Atlas Copco AB	31,344
1,379	Caterpillar, Inc.	187,089
1,195	Epiroc AB *	10,954
29,000	Hitachi Ltd.	204,635
		434,022
	MACHINERY - DIVERSIFIED - 0.1%
2,000	Makino Milling Machine Co. Ltd.	15,565
63	Roper Technologies, Inc.	17,382
500	Sumitomo Heavy Industries Ltd.	16,883
		49,830
	MEDIA - 3.0%
184	Charter Communications *	53,951
9,589	Comcast Corp.	314,615
2,309	News Corp.	35,790
6,320	Viacom, Inc.	190,611
5,032	Vivendi SA	123,377
3,016	Walt Disney Co.	316,107
		1,034,451
	METAL FABRICATE/HARDWARE - 0.1%
817	Bodycote PLC	10,565
3,800	NTN Corp.	15,575
		26,140
	MINING - 1.8%
2,225	BHP Billiton Ltd.	50,115
1,402	Boliden AB	45,542
10,507	Freeport-McMoRan, Inc.	181,351
7,025	Glencore PLC	33,575
1,790	Rio Tinto Ltd.	110,353
3,629	Rio Tinto PLC - ADR	201,337
		622,273
	MISCELLANEOUS MANUFACTURER - 0.3%
1,200	Bando Chemical Industries Ltd. *	13,250
921	Ingersoll- Rand PLC	82,641
		95,891

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	OIL & GAS - 7.8%
1,772	Aker BP ASA	$65,398
3,673	BP PLC - ADR	167,709
6,364	CNX Resources Corp. *	113,152
2,450	ConocoPhillips	170,569
594	Continental Resources, Inc. *	38,467
3,731	DNO ASA *	6,899
708	Energen Corp. *	51,557
16,565	Eni SpA	307,630
9,065	Galp Energia SGPS SA	172,887
2,485	HollyFrontier Corp.	170,049
6,000	Husky Energy, Inc.	93,459
2,000	Idemitsu Kosan Co. Ltd.	71,322
15,800	JXTG Holdings, Inc.	109,865
2,651	Marathon Petroleum Corp.	185,994
8,434	Odfjell Drilling Ltd. *	34,924
1,951	OMV AG	110,637
2,310	Phillips 66	259,436
307	Royal Dutch Shell PLC	10,671
3,917	Royal Dutch Shell PLC - Class A	135,957
3,540	Royal Dutch Shell PLC - Class B	126,821
5,700	Suncor Energy, Inc.	231,822
738	TOTAL SA	44,987
		2,680,212
	OIL & GAS SERVICES - 0.7%
4,641	Halliburton Co.	209,123
482	TGS NOPEC Geophysical Co. ASA	17,741
		226,864
	PACKAGING & CONTAINERS - 0.3%
480	Berry Global Group, Inc. *	22,051
1,273	WestRock Co.	72,586
		94,637
	PHARMACEUTICALS - 7.4%
3,353	AbbVie, Inc.	310,655
12,700	Astellas Pharma, Inc.	193,656
4,239	Bristol-Myers Squibb Co.	234,586
4,569	Grifols SA	137,524
1,977	Herbalife Nutrition Ltd. *	106,204
3,878	Johnson & Johnson	470,557
7,300	Kyowa Hakko Kirin Co. Ltd.	147,167
2,439	Merck & Co., Inc.	148,047
753	Novartis AG	57,088

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	PHARMACEUTICALS - 7.4% (Continued)
1,772	Novo Nordisk A/S	$82,193
735	Roche Holding AG	163,255
4,000	Santen Pharmaceudical Co. Ltd.	69,733
3,800	Shionogi & Co. Ltd.	195,240
2,594	Zoetis, Inc.	220,983
		2,536,888
	REAL ESTATE - 0.8%
1,234	CBRE Group, Inc. *	58,911
4,000	CK Asset Holdings Ltd.	31,764
2,893	REA Group Ltd.	194,234
		284,909
	REAL ESTATE INVESTMENT TRUSTS - 2.2%
163	American Tower Corp.	23,500
9,046	Forest City Realty Trust, Inc.	206,339
806	Gaming and Leisure Properties, Inc.	28,855
884	Highwoods Properties, Inc.	44,845
379	Hospitality Properties Trust	10,843
10,200	Host Hotels & Resorts, Inc.	214,914
174	Mid-America Apartment Communities, Inc.	17,517
4,368	Piedmont Office Realty Trust, Inc.	87,054
1,130	Prologis, Inc.	74,230
538	Sun Communities, Inc.	52,659
		760,756
	RETAIL - 3.3%
2,865	Best Buy Co., Inc.	213,672
687	Burlington Stores, Inc. *	103,414
1,949	Cie Financiere Richemont SA	165,114
222	Darden Restaurants, Inc.	23,767
952	Foot Locker, Inc.	50,123
110	HUGO BOSS AG	9,987
200	Ryohin Keikaku Co. Ltd.	70,419
21	Swatch Group AG	9,963
567	TJX Cos, Inc.	53,967
2,922	Wal-Mart Stores, Inc.	250,269
1,522	Williams-Sonoma, Inc.	93,420
1,283	Yum! Brands, Inc.	100,356
		1,144,471
	SEMICONDUCTORS - 2.5%
3,976	Applied Materials, Inc.	183,651
1,416	KLA-Tencor Corp.	145,183
1,104	Lam Research Corp.	190,826

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	SEMICONDUCTORS - 2.5% (Continued)
4,633	Micron Technology, Inc. *	$242,955
4,061	STMicroelectronics NV	90,727
		853,342
	SOFTWARE - 4.5%
1,000	Adobe Systems, Inc. *	243,810
1,112	Amadeus IT Group SA	87,766
2,652	AVEVA Group PLC	94,045
2,026	Citrix Systems, Inc. *	212,406
405	Intuit, Inc.	82,744
1,600	Klab, Inc.	21,278
2,000	Konami Holdings Corp.	101,837
211	Lectra	4,848
1,185	Microsoft Corp.	116,853
1,451	salesforce.com, Inc. *	197,916
1,072	ServiceNow, Inc. *	184,888
1,808	Splunk, Inc. *	179,191
42	Ubisoft Entertainment SA *	4,609
		1,532,191
	TELECOMMUNICATIONS - 2.5%
736	Arista Networks, Inc. *	189,513
2,124	AT&T, Inc.	68,202
365	LogMeIn, Inc.	37,686
2,000	SoftBank Group Corp.	143,962
5,075	Telenor ASA	104,079
2,333	Verizon Communications, Inc.	117,373
5,079	Zayo Group Holdings, Inc. *	185,282
		846,097
	TRANSPORTATION - 2.2%
2,697	CSX Corp.	172,015
687	Kansas City Southern	72,795
1,537	Norfolk Southern Corp.	231,887
2,018	Union Pacific Corp.	285,910
		762,607

	TOTAL COMMON STOCKS (Cost - $33,454,379)	33,913,962

	SHORT-TERM INVESTMENT - 0.2%
	MONEY MARKET FUND - 0.2%
62,890	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.77% (a)(Cost - $62,890)	62,890

TOTAL INVESTMENTS - 99.3% (Cost - $33,517,269)	$33,976,852
OTHER ASSETS LESS LIABILITIES - NET - 0.7%	256,274
TOTAL NET ASSETS - 100.0%	$34,233,126

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Money market rate shown represents the rate at June 30, 2018.

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.4%
	ADVERTISING - 0.5%
19,042	Interpublic Group of Cos, Inc.	$446,344

	AEROSPACE/DEFENSE - 3.2%
6,336	Boeing Co.	2,125,791
1,700	Harris Corp.	245,718
2,367	Lockheed Martin Corp.	699,283
		3,070,792
	AIRLINES - 0.6%
1,130	Copa Holdings SA	106,921
10,145	Delta Air Lines, Inc.	502,583
		609,504
	APPAREL - 0.3%
2,812	Carter’s, Inc.	304,793

	AUTO MANUFACTURERS - 0.7%
17,819	General Motors Co.	702,069

	AUTO PARTS & EQUIPMENT - 0.6%
11,069	Allison Transmission Holdings, Inc.	448,184
1,670	Delphi Technologies PLC	75,918
		524,102
	BANKS - 1.0%
25,086	Bank of America Corp.	707,174
1,217	PacWest Bancorp	60,144
594	SVB Financial Group *	171,523
		938,841
	BEVERAGES - 0.9%
2,908	Constellation Brands, Inc.	636,474
2,494	Molson Coors Brewing Co.	169,692
646	PepsiCo, Inc.	70,330
		876,496
	BIOTECHNOLOGY - 5.3%
4,155	Alexion Pharmaceuticals, Inc. *	515,843
5,393	Amgen, Inc.	995,494
4,002	Biogen, Inc. *	1,161,540
581	BioMarin Pharmaceutical, Inc. *	54,730
1,107	Exelixis, Inc. *	23,823
6,594	Gilead Sciences, Inc.	467,119
336	Illumina, Inc. *	93,841
4,448	Incyte Corp. *	298,016

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	BIOTECHNOLOGY - 5.3% (Continued)
1,015	Regeneron Pharmaceuticals, Inc. *	$350,165
6,663	Vertex Pharmaceuticals, Inc. *	1,132,443
		5,093,014
	BUILDING MATERIALS - 0.1%
1,976	Fortune Brands Home & Security, Inc.	106,091

	CHEMICALS - 0.5%
4,078	Huntsman Corp.	119,078
3,250	LyondellBasell Industries NV	357,013
		476,091
	COMMERCIAL SERVICES - 1.8%
6,406	Bright Horizons Family Solutions, Inc. *	656,743
732	Grand Canyon Education, Inc. *	81,699
2,122	H&R Block, Inc.	48,339
5,382	PayPal Holdings, Inc. *	448,159
2,609	S&P Global, Inc.	531,949
		1,766,889
	COMPUTERS - 11.1%
40,147	Apple, Inc.	7,431,611
5,619	DXC Technology Co.	452,948
12,569	Fortinet, Inc. *	784,683
9,314	International Business Machines Corp.	1,301,166
9,303	Western Digital Corp.	720,145
		10,690,553
	COSMETICS/PERSONAL CARE - 1.0%
6,517	Estee Lauder Cos, Inc.	929,911

	DISTRIBUTION/WHOLESALE - 0.6%
10,506	KAR Auction Services, Inc.	575,729

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
839	Alliance Data Systems Corp.	195,655
518	Ally Financial, Inc.	13,608
2,989	BGC Partners, Inc.	33,835
586	Cboe Global Markets, Inc.	60,985
580	Interactive Brokers Group, Inc.	37,358
826	LPL Financial Holdings, Inc.	54,136
2,033	Mastercard, Inc.	399,525
9,514	Visa, Inc.	1,260,129
		2,055,231

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	ELECTRIC - 0.0% **
981	NRG Energy, Inc.	$30,117

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
4,504	Acuity Brands, Inc.	521,878
10,464	AMETEK, Inc.	755,082
		1,276,960
	ELECTRONICS - 0.5%
10,475	National Instruments Corp.	439,741

	ENGINEERING & CONSTRUCTION - 0.0% **
709	AECOM *	23,418

	FOOD - 1.3%
15,675	Conagra Brands, Inc.	560,068
663	Lamb Weston Holdings, Inc.	45,422
3,313	Sprouts Farmers Market, Inc. *	73,118
14,601	US Foods Holding Corp. *	552,210
		1,230,818
	HEALTHCARE - PRODUCTS - 2.5%
604	ABIOMED, Inc. *	247,066
30,736	Boston Scientific Corp. *	1,005,067
1,769	Hill-Rom Holdings, Inc.	154,504
4,030	IDEXX Laboratories, Inc. *	878,298
284	Intuitive Surgical, Inc. *	135,888
		2,420,823
	HEALTHCARE - SERVICES - 2.8%
6,055	HCA Healthcare, Inc.	621,243
1,465	Humana, Inc.	436,028
3,315	UnitedHealth Group, Inc.	813,302
3,266	WellCare Health Plans, Inc. *	804,220
		2,674,793
	HOME BUILDERS - 2.1%
15,683	DR Horton, Inc.	643,003
26,122	PulteGroup, Inc.	751,008
6,544	Thor Industries, Inc.	637,320
		2,031,331
	HOUSEWARES - 0.7%
11,352	Toro Co.	683,958

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	INSURANCE - 2.7%
6,039	Allstate Corp.	$551,180
17,558	Arch Capital Group Ltd. *	464,585
2,147	Assured Guaranty Ltd.	76,712
956	Athene Holding Ltd. *	41,911
914	First American Financial Corp.	47,272
16,320	Progressive Corp.	965,328
1,203	Voya Financial, Inc.	56,541
400	White Mountains Insurance Group Ltd.	362,644
		2,566,173
	INTERNET - 18.8%
2,199	Alphabet, Inc. - Class A *	2,483,089
2,261	Alphabet, Inc. - Class C *	2,522,485
3,019	Amazon.com, Inc. *	5,131,696
365	Booking Holdings, Inc. *	739,888
5,702	CDW Corp.	460,665
15,246	eBay, Inc. *	552,820
2,083	F5 Networks, Inc. *	359,213
18,094	Facebook, Inc. *	3,516,026
2,915	Netflix, Inc. *	1,141,018
4,136	Palo Alto Networks, Inc. *	849,824
445	RingCentral, Inc. *	31,306
1,438	Twilio, Inc. *	80,557
3,164	Twitter, Inc. *	138,172
		18,006,759
	IRON/STEEL - 0.1%
1,429	Steel Dynamics, Inc.	65,663

	LODGING - 1.1%
7,761	Marriott International, Inc.	982,543
2,191	MGM Resorts International	63,605
		1,046,148
	MACHINERY - CONSTRUCTION & MINING - 0.6%
4,078	Caterpillar, Inc.	553,262

	MEDIA - 2.6%
22,229	Comcast Corp.	729,333
1,442	News Corp.	22,351
6,412	Viacom Inc.	193,386
15,056	Walt Disney Co.	1,578,019
		2,523,089

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	MINING - 0.1%
5,854	Freeport-McMoRan, Inc.	$101,040

	MISCELLANEOUS MANUFACTURER - 0.1%
1,114	Ingersoll-Rand PLC	99,959

	OFFICE/BUSINESS EQUIPMENT - 0.2%
1,153	Zebra Technologies Corp. *	165,167

	OIL & GAS - 1.2%
1,090	Anadarko Petroleum Corp.	79,843
17,465	CNX Resources Corp. *	310,528
5,251	Continental Resources, Inc. *	340,055
3,726	HollyFrontier Corp.	254,970
2,146	Marathon Petroleum Corp.	150,563
		1,135,959
	OIL & GAS SERVICES - 1.1%
22,636	Halliburton Co.	1,019,978

	PACKAGING & CONTAINERS - 0.5%
10,197	Berry Global Group, Inc. *	468,450
844	WestRock Co.	48,125
		516,575
	PHARMACEUTICALS - 5.4%
19,784	AbbVie, Inc.	1,832,988
14,232	Bristol-Myers Squibb Co.	787,599
2,085	Express Scripts Holding Co. *	160,983
6,252	Herbalife Nutrition Ltd. *	335,857
9,691	Johnson & Johnson	1,175,906
10,792	Zoetis, Inc.	919,370
		5,212,703
	REAL ESTATE - 0.4%
8,394	CBRE Group, Inc. *	400,730

	REAL ESTATE INVESTMENT TRUSTS - 1.9%
526	Alexandria Real Estate Equities, Inc.	66,365
16,313	Forest City Realty Trust, Inc.	372,100
5,398	Gaming and Leisure Properties, Inc.	193,248
24,411	Host Hotels & Resorts, Inc.	514,340
634	Lamar Advertising Co.	43,309

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 1.9% (Continued)
3,355	Simon Property Group, Inc.	$570,987
390	Sun Communities, Inc.	38,173
		1,798,522
	RETAIL - 4.8%
4,148	Best Buy Co, Inc.	309,358
4,163	Burlington Stores, Inc. *	626,656
5,869	Darden Restaurants, Inc.	628,335
3,943	Dollar Tree, Inc. *	335,155
1,934	Foot Locker, Inc.	101,825
3,782	Home Depot, Inc.	737,868
837	MSC Industrial Direct Co, Inc.	71,019
2,525	Nu Skin Enterprises, Inc.	197,430
6,786	TJX Cos, Inc.	645,891
3,590	Urban Outfitters, Inc. *	159,935
8,407	Williams-Sonoma, Inc.	516,022
2,950	Yum! Brands, Inc.	230,749
		4,560,243
	SEMICONDUCTORS - 3.6%
18,712	Applied Materials, Inc.	864,307
7,087	KLA-Tencor Corp.	726,630
5,454	Lam Research Corp.	942,724
8,724	Micron Technology, Inc. *	457,487
1,802	NVIDIA Corp.	426,894
		3,418,042
	SHIPBUILDING - 0.3%
1,469	Huntington Ingalls Industries, Inc.	318,465

	SOFTWARE - 9.6%
1,329	Activision Blizzard, Inc.	101,429
1,387	Adobe Systems, Inc. *	338,164
14,768	Black Knight, Inc. *	790,826
1,864	CDK Global, Inc.	121,253
8,099	Citrix Systems, Inc. *	849,099
903	Dun & Bradstreet Corp.	110,753
1,980	Intuit, Inc.	404,524
44,283	Microsoft Corp.	4,366,747
4,752	Paychex, Inc.	324,799
5,149	ServiceNow, Inc. *	888,048
8,505	Splunk, Inc. *	842,931
538	VMware, Inc. *	79,070
		9,217,643

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	TELECOMMUNICATIONS - 1.2%
1,992	Arista Networks, Inc. *	$512,920
3,237	LogMeIn, Inc.	334,220
8,120	Zayo Group Holdings, Inc. *	296,218
		1,143,358
	TRANSPORTATION - 1.6%
2,559	Expeditors International of Washington, Inc.	187,063
646	Landstar System, Inc.	70,543
8,906	Union Pacific Corp.	1,261,802
		1,519,408

	TOTAL COMMON STOCKS (Cost - $90,980,101)	95,367,295

	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
477,991	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.77% (a)(Cost - $477,991)	477,991

	TOTAL INVESTMENTS - 99.9% (Cost - $91,458,092)	$95,845,286
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	134,874
	TOTAL NET ASSETS - 100.0%	$95,980,160

*	Non-income producing security.

**	Represents less than 0.05%

PLC - Public Limited Company

(a)	Money market rate shown represents the rate at June 30, 2018.

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.2%
	ADVERTISING - 0.6%
36,191	Interpublic Group of Cos, Inc.	$848,317

	AEROSPACE/DEFENSE - 0.5%
234	Boeing Co.	78,509
3,222	Teledyne Technologies, Inc. *	641,371
		719,880
	AIRLINES - 0.8%
9,233	Copa Holdings SA	873,626
1,194	Delta Air Lines, Inc.	59,151
3,651	United Continental Holdings, Inc. *	254,584
		1,187,361
	APPAREL - 1.2%
7,521	PVH Corp.	1,126,044
4,549	Ralph Lauren Corp.	571,900
1,887	Skechers U.S.A., Inc. *	56,629
		1,754,573
	AUTO MANUFACTURERS - 0.7%
27,919	General Motors Co.	1,100,009

	AUTO PARTS & EQUIPMENT - 0.1%
1,458	Allison Transmission Holdings, Inc.	59,034
1,355	Delphi Technologies PLC	61,598
		120,632
	BANKS - 5.4%
39,440	Bank of America Corp.	1,111,814
44,446	Citizens Financial Group, Inc.	1,728,949
5,659	Comerica, Inc.	514,516
462	First Citizens BancShares, Inc.	186,325
17,875	FNB Corp.	239,883
26,061	PacWest Bancorp	1,287,935
4,587	Regions Financial Corp.	81,557
3,735	SVB Financial Group *	1,078,519
22,872	Synovus Financial Corp.	1,208,328
12,063	Western Alliance Bancorp *	682,886
		8,120,712
	BEVERAGES - 1.0%
23,121	Molson Coors Brewing Co.	1,573,153

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	BIOTECHNOLOGY - 1.9%
522	Alexion Pharmaceuticals, Inc. *	$64,806
2,853	Biogen, Inc. *	828,055
1,672	Bio-Rad Laboratories, Inc. *	482,439
2,263	Incyte Corp. *	151,621
187	Regeneron Pharmaceuticals, Inc. *	64,513
7,417	Vertex Pharmaceuticals, Inc. *	1,260,593
		2,852,027
	BUILDING MATERIALS - 0.8%
13,182	Fortune Brands Home & Security, Inc.	707,742
12,667	Masco Corp.	473,999
		1,181,741
	CHEMICALS - 1.1%
12,061	CF Industries Holdings, Inc.	535,508
38,603	Huntsman Corp.	1,127,208
		1,662,716
	COMMERCIAL SERVICES - 1.0%
1,914	Bright Horizons Family Solutions, Inc. *	196,223
182	Graham Holdings Co.	106,670
31,098	H&R Block, Inc.	708,412
3,911	Quanta Services, Inc. *	130,627
8,146	Service Corp. International	291,545
		1,433,477
	COMPUTERS - 1.4%
3,442	DXC Technology Co.	277,460
24,637	Western Digital Corp.	1,907,150
		2,184,610
	COSMETICS/PERSONAL CARE - 0.1%
957	Estee Lauder Cos, Inc.	136,554

	DISTRIBUTION/WHOLESALE - 0.7%
10,939	KAR Auction Services, Inc.	599,457
7,597	WESCO International, Inc. *	433,789
		1,033,246
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
59,539	Ally Financial, Inc.	1,564,090
57,195	BGC Partners, Inc.	647,447
5,523	Cboe Global Markets, Inc.	574,779
3,441	Interactive Brokers Group, Inc.	221,635
56,493	Jefferies Financial Group, Inc.	1,284,651
16,116	Navient Corp.	209,992
50,645	Synchrony Financial	1,690,530
		6,193,124

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	ELECTRIC - 7.9%
55,867	CenterPoint Energy, Inc.	$1,548,075
33,676	CMS Energy Corp.	1,592,201
6,678	Consolidated Edison, Inc.	520,750
26,041	MDU Resources Group, Inc.	746,856
37,288	NRG Energy, Inc.	1,144,742
39,111	OGE Energy Corp.	1,377,098
24,893	PG&E Corp.	1,059,446
13,058	Pinnacle West Capital Corp.	1,051,953
57,978	PPL Corp.	1,655,272
27,098	Xcel Energy, Inc.	1,237,837
		11,934,230
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
11,026	Acuity Brands, Inc.	1,277,583
22,440	AMETEK, Inc.	1,619,270
		2,896,853
	ELECTRONICS - 1.5%
9,016	Agilent Technologies, Inc.	557,549
35,094	Jabil, Inc.	970,700
16,248	National Instruments Corp.	682,091
		2,210,340
	ENGINEERING COMPONENTS & EQUIPMENT - 0.8%
37,750	AECOM *	1,246,883

	ENTERTAINMENT - 0.2%
4,438	Dolby Laboratories, Inc.	273,780

	ENVIRONMENTAL CONTROL - 0.2%
4,767	Republic Services, Inc.	325,872

	FOOD - 3.1%
43,032	Conagra Brands, Inc.	1,537,533
14,076	Kroger Co.	400,462
14,742	Lamb Weston Holdings, Inc.	1,009,974
5,849	Pinnacle Foods, Inc.	380,536
37,220	US Foods Holding Corp. *	1,407,660
		4,736,165
	GAS - 0.9%
26,859	UGI Corp.	1,398,548

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	HAND/MACHINE TOOLS - 0.2%
2,586	Regal Beloit Corp.	$211,535
576	Snap-on, Inc.	92,575
		304,110
	HEALTHCARE PRODUCTS - 2.0%
35,543	Boston Scientific Corp. *	1,162,256
7,881	Hill-Rom Holdings, Inc.	688,327
4,296	IDEXX Laboratories, Inc. *	936,270
1,536	Zimmer Biomet Holdings, Inc.	171,172
		2,958,025
	HEALTHCARE - SERVICES - 1.5%
1,816	HCA Healthcare, Inc.	186,322
54	Humana, Inc.	16,072
4,987	IQVIA Holdings, Inc. *	497,802
2,867	Universal Health Services, Inc.	319,499
4,778	WellCare Health Plans, Inc. *	1,176,535
		2,196,230
	HOME BUILDERS - 2.3%
33,272	DR Horton, Inc.	1,364,152
44,631	PulteGroup, Inc.	1,283,141
8,913	Thor Industries, Inc.	868,037
		3,515,330
	HOUSEWARES - 0.2%
3,859	Toro Co.	232,505

	INSURANCE - 8.5%
192	Alleghany Corp.	110,394
541	Allstate Corp.	49,377
5,594	American Financial Group, Inc.	600,404
55,368	Arch Capital Group Ltd. *	1,465,037
36,153	Assured Guaranty Ltd.	1,291,747
31,351	Athene Holding Ltd. *	1,374,428
19,615	Brighthouse Financial, Inc. *	785,973
7,028	Brown & Brown, Inc.	194,886
12,716	First American Financial Corp.	657,672
18,509	Progressive Corp.	1,094,807
9,390	Reinsurance Group of America, Inc.	1,253,377
16,727	Torchmark Corp.	1,361,745
23,039	Unum Group	852,213
12,678	Voya Financial, Inc.	595,866
1,368	White Mountains Insurance Group Ltd.	1,240,242
		12,928,168

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	INTERNET - 0.8%
1,663	eBay, Inc. *	$60,300
5,533	Palo Alto Networks, Inc. *	1,136,866
		1,197,166
	IRON/STEEL - 1.1%
3,590	Reliance Steel & Aluminum Co.	314,269
28,746	Steel Dynamics, Inc.	1,320,879
		1,635,148
	LODGING - 0.7%
34,485	MGM Resorts International	1,001,100

	MACHINERY - CONSTRUCTION & MINING - 0.2%
7,950	Terex Corp.	335,411

	MACHINERY - DIVERSIFIED - 0.9%
32,418	Pentair PLC	1,364,149

	MEDIA - 2.6%
5,746	Comcast Corp.	188,526
1,806	John Wiley & Sons, Inc.	112,694
87,820	News Corp.	1,361,210
50,427	Viacom, Inc.	1,520,878
7,831	Walt Disney Co.	820,767
		4,004,075
	MINING - 1.1%
101,227	Freeport-McMoRan, Inc.	1,747,178

	MISCELLANEOUS MANUFACTURER - 1.3%
12,864	Ingersoll-Rand PLC	1,154,287
24,160	Trinity Industries, Inc.	827,722
		1,982,009
	OIL & GAS - 7.0%
19,258	Cabot Oil & Gas Corp.	458,340
72,766	CNX Resources Corp. *	1,293,779
18,402	Continental Resources, Inc. *	1,191,714
16,123	Energen Corp. *	1,174,077
8,025	Helmerich & Payne, Inc.	511,674
21,368	HollyFrontier Corp.	1,462,212
58,079	Marathon Oil Corp.	1,211,528
15,758	Marathon Petroleum Corp.	1,105,581
11,312	Patterson-UTI Energy, Inc.	203,616
22,052	PBF Energy, Inc.	924,640

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	OIL & GAS - 7.0% (Continued)
5,456	Phillips 66	$612,763
7,787	Whiting Petroleum Corp. *	410,531
4,179	WPX Energy, Inc. *	75,347
		10,635,802
	OIL & GAS SERVICES - 0.7%
25,120	Halliburton Co.	1,131,907

	PACKAGING & CONTAINERS - 1.3%
22,255	Owens-Illinois, Inc. *	374,107
28,758	WestRock Co.	1,639,781
		2,013,888
	PHARMACEUTICALS - 3.3%
12,170	AbbVie, Inc.	1,127,551
2,468	Allergan PLC	411,465
2,119	Bristol-Myers Squibb Co.	117,265
18,571	Cardinal Health, Inc.	906,822
994	Express Scripts Holding Co. *	76,747
9,390	Herbalife Nutrition Ltd. *	504,431
9,415	Johnson & Johnson	1,142,416
10,518	Mylan NV *	380,121
2,291	Perrigo Co. PLC	167,037
2,374	Zoetis, Inc.	202,241
		5,036,096
	REAL ESTATE - 0.8%
19,985	CBRE Group, Inc. *	954,084
14,542	Realogy Holdings Corp.	331,558
		1,285,642
	REAL ESTATE INVESTMENT TRUSTS - 15.2%
38,104	AGNC Investment Corp.	708,353
3,007	Alexandria Real Estate Equities, Inc.	379,393
19,757	American Homes 4 Rent	438,210
21,728	Apartment Investment & Management Co.	919,094
30,783	Apple Hospitality REIT, Inc.	550,400
33,069	Brandywine Realty Trust	558,205
50,113	Duke Realty Corp.	1,454,780
66,716	Empire State Realty Trust, Inc.	1,140,844
11,100	Equity Residential	706,959
2,421	Essex Property Trust, Inc.	578,788
57,784	Forest City Realty Trust, Inc.	1,318,053
26,502	Gaming and Leisure Properties, Inc.	948,772

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued) - 15.2%
16,893	Highwoods Properties, Inc.	$856,982
45,253	Hospitality Properties Trust	1,294,688
78,623	Host Hotels & Resorts, Inc.	1,656,587
80,249	Kimco Realty Corp.	1,363,431
15,093	Lamar Advertising Co.	1,031,003
29,652	MFA Financial, Inc.	224,762
15,218	Mid-America Apartment Communities, Inc.	1,531,996
8,101	Prologis, Inc.	532,155
4,900	Regency Centers Corp.	304,192
57,926	Retail Properties of America, Inc.	740,294
18,541	Spirit Realty Capital, Inc.	148,884
25,376	STORE Capital Corp.	695,302
5,653	Sun Communities, Inc.	553,316
46,929	VEREIT, Inc.	349,152
6,551	Weingarten Realty Investors	201,836
50,694	Weyerhaeuser Co.	1,848,303
		23,034,734
	RETAIL - 5.4%
14,365	Best Buy Co., Inc.	1,071,342
349	Burlington Stores, Inc. *	52,535
9,767	Darden Restaurants, Inc.	1,045,655
21,757	Dick’s Sporting Goods, Inc.	766,934
9,743	Dollar Tree, Inc. *	828,155
16,224	Foot Locker, Inc.	854,194
11,933	L Brands, Inc.	440,089
31,435	Macy’s, Inc.	1,176,612
3,761	MSC Industrial Direct Co., Inc.	319,121
7,622	Nu Skin Enterprises, Inc.	595,964
6,547	Urban Outfitters, Inc. *	291,669
11,710	Williams-Sonoma, Inc.	718,760
		8,161,030
	SEMICONDUCTORS - 0.7%
6,603	Lam Research Corp.	1,141,329

	SHIPBUILDING - 0.4%
2,874	Huntington Ingalls Industries, Inc.	623,054

	SOFTWARE - 1.2%
9,699	Citrix Systems, Inc. *	1,016,843
3,267	Dun & Bradstreet Corp.	400,698
4,435	Splunk, Inc. *	439,553
		1,857,094

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Shares		Value
	TELECOMMUNICATIONS - 1.6%
681	Arista Networks, Inc. *	$175,351
33,755	ARRIS International PLC *	825,141
7,945	CommScope Holding Co., Inc. *	232,034
8,261	EchoStar Corp. *	366,788
12,939	Juniper Networks, Inc.	354,787
4,475	LogMeIn, Inc.	462,044
1,534	Zayo Group Holdings, Inc. *	55,960
		2,472,105
	TRANSPORTATION - 0.3%
1,378	Expeditors International of Washington, Inc.	100,732
5,262	Ryder System, Inc.	378,127
		478,859

	TOTAL COMMON STOCKS (Cost - $150,288,893)	150,396,947

	SHORT-TERM INVESTMENT - 0.7%
	MONEY MARKET FUND - 0.7%
1,144,011	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.77% (a)(Cost - $1,144,011)	1,144,011

	TOTAL INVESTMENTS - 99.9% (Cost - $151,432,904)	$151,540,958
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	115,197
	TOTAL NET ASSETS - 100.0%	$151,656,155

PLC - Public Limited Company

(a)	Money market rate shown represents the rate at June 30, 2018.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities
June 30, 2018 (Unaudited)

	Global Atlantic	Global Atlantic	Global Atlantic	Global Atlantic BlackRock
	BlackRock Allocation	BlackRock Disciplined	BlackRock Disciplined	Disciplined International
	Portfolio	Core Portfolio	Growth Portfolio	Core Portfolio
Assets:
Investments in securities, at cost	$87,227,700	$585,978,587	$18,226,307	$167,785,842
Investments in securities, at value	$87,718,079	$602,317,564	$19,573,541	$162,895,636
Cash	—	—	—	6,494
Foreign Cash (cost: $-, $-, $- and $963,240, respectively)	—	—	—	964,485
Deposits with broker +	—	569,212	28,735	416,558
Receivable for securities sold	—	7,743,760	266,258	875,389
Interest and dividends receivable	188,938	456,658	7,497	601,075
Prepaid expenses and other assets	—	—	—	84
Total Assets	87,907,017	611,087,194	19,876,031	165,759,721

Liabilities:
Due to Custodian	157,214	—	—	—
Unrealized depreciation on futures contracts	—	157,137	9,417	100,496
Unrealized depreciation on foreign exchange contracts	—	—	—	81
Payable for Portfolio shares redeemed	98,709	572,813	1,080	85,016
Payable for securities purchased	—	6,317,500	340,131	603,383
Accrued distribution (12b-1) fees	3,375	8,104	4,087	10,239
Accrued investment advisory fees	15,831	195,214	7,268	78,424
Administrative service fees payable	3,939	33,867	934	13,149
Accrued expenses and other liabilities	3,253	16,374	867	3,811
Total Liabilities	282,321	7,301,009	363,784	894,599
Net Assets	$87,624,696	$603,786,185	$19,512,247	$164,865,122

Net Assets:
Paid in capital	$86,238,363	$578,410,854	$17,438,865	$168,389,446
Undistributed net investment income	1,168,610	4,458,692	96,895	2,382,595
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency contracts, and foreign currency translations	(272,656)	4,735,037	638,670	(908,928)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	490,379	16,181,602	1,337,817	(4,997,991)
Net Assets	87,624,696	603,786,185	19,512,247	164,865,122

Class I Shares:
Net assets	$71,563,009	$565,123,613	$—	$116,362,812
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	7,028,433	52,822,484	—	11,797,758

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.18	$10.70	$—	$9.86

Class II Shares:
Net assets	$16,061,687	$38,662,572	$19,512,247	$48,502,310
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	1,580,029	3,621,971	1,763,626	4,926,144

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.17	$10.67	$11.06	$9.85

+	Collateral for futures contracts and foreign currency contracts.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)
June 30, 2018 (Unaudited)

	Global Atlantic BlackRock	Global Atlantic BlackRock	Global Atlantic BlackRock	Global Atlantic
	Disciplined Mid Cap	Disciplined Small Cap	Disciplined U.S. Core	BlackRock Disciplined
	Growth Portfolio	Portfolio	Portfolio	Value Portfolio
Assets:
Investments in securities, at cost	$191,675,320	$19,439,774	$24,642,434	295,052,531
Investments in securities, at value	$201,003,428	$20,794,009	$25,445,786	295,873,685
Deposits with broker +	204,429	25,187	28,573	313,822
Receivable for securities sold	2,594,277	105,347	408,576	3,689,746
Interest and dividends receivable	86,289	17,716	16,486	300,090
Total Assets	203,888,423	20,942,259	25,899,421	300,177,343

Liabilities:
Unrealized depreciation on futures contracts	58,014	7,946	3,083	97,507
Payable for Portfolio shares redeemed	132,181	15,410	2,012	97,270
Payable for securities purchased	2,448,836	209,233	391,347	3,316,179
Accrued investment advisory fees	90,930	9,219	8,231	110,406
Accrued distribution (12b-1) fees	10,768	1,892	745	1,845
Administrative service fees payable	10,936	1,058	1,234	16,562
Accrued expenses and other liabilities	5,255	715	1,022	13,016
Total Liabilities	2,756,920	245,473	407,674	3,652,785
Net Assets	$201,131,503	$20,696,786	$25,491,747	296,524,558

Net Assets:
Paid in capital	$188,047,710	$19,039,874	$24,008,773	288,927,329
Undistributed net investment income	510,453	74,992	241,524	3,547,790
Accumulated net realized gain on investments, futures contracts, and foreign currency translations	3,303,246	235,631	441,181	3,325,792
Net unrealized appreciation on investments and futures contracts	9,270,094	1,346,289	800,269	723,647
Net Assets	$201,131,503	$20,696,786	$25,491,747	296,524,558

Class I Shares:
Net assets	$150,103,120	$11,597,907	$21,926,871	287,713,563
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	13,591,982	1,050,079	2,050,357	27,869,064
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.04	$11.04	$10.69	10.32

Class II Shares:
Net assets	$51,028,383	$9,098,879	$3,564,876	8,810,995
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	4,625,638	825,000	333,813	853,816
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.03	$11.03	$10.68	10.32

+	Collateral for futures contracts and foreign currency contracts.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)
June 30, 2018 (Unaudited)

	Global Atlantic	Global Atlantic Goldman	Global Atlantic Goldman	Global Atlantic Goldman
	BlackRock High	Sachs Core Fixed	Sachs Global Equity	Sachs Large Cap Growth
	Yield Portfolio	Income Portfolio	Insights Portfolio	Insights Portfolio
Assets:
Investments in securities, at cost	$84,017,418	$109,126,961	$33,517,269	$91,458,092
Investments in securities, at value	$80,997,103	$108,404,736	$33,976,852	$95,845,286
Cash	14,180	—	—	—
Foreign cash (Cost: $0, $23,965, $230,897, and $0, respectively)	—	23,937	230,112	—
Deposits with broker +	61,795	269,821	—	—
Unrealized appreciation on futures contracts	—	37,480	—	—
Interest and dividends receivable	1,331,716	520,134	42,003	33,678
Receivable for Portfolio shares sold	—	127	—	—
Receivable for securities sold	60,201	5,507,238	259,534	2,387,741
Premiums paid on open swap contracts	—	3,996	—	—
Total Assets	82,464,995	114,767,469	34,508,501	98,266,705

Liabilities:
Unrealized depreciation on futures contracts	16,531	—	—	—
Unrealized depreciation on swap contract	—	15,052	—	—
Unrealized depreciation on forward foreign currency contracts	—	104,132	—	—
Payable for securities purchased	1,141,449	16,164,453	235,527	2,239,534
Payable for portfolio shares redeemed	101,658	105,192	14,840	8,370
Due to broker	—	70,540	—	—
Accrued investment advisory fees	33,359	27,135	18,848	29,560
Accrued distribution (12b-1) fees	248	—	3,255	764
Administrative service fees payable	4,261	5,203	1,753	4,600
Accrued expenses and other liabilities	3,515	1,773	1,152	3,717
Total Liabilities	1,301,021	16,493,480	275,375	2,286,545
Net Assets	$81,163,974	$98,273,989	$34,233,126	$95,980,160

Net Assets:
Paid in capital	$82,294,094	$98,599,158	$33,304,379	$88,096,366
Undistributed net investment income	2,585,029	992,274	256,156	570,654
Accumulated net realized gain (loss) on investments, futures contracts, swap contracts, and foreign currency translations	(678,303)	(513,580)	214,108	2,925,946
Net unrealized appreciation(depreciation) on investments, future contracts, and foreign currency translation	(3,036,846)	(803,863)	458,483	4,387,194
Net Assets	$81,163,974	$98,273,989	$34,233,126	$95,980,160

Class I Shares:
Net assets	$79,970,129	$98,273,979	$18,803,239	$92,330,772
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	8,159,783	10,010,768	1,795,227	8,411,798

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.80	$9.82	$10.47	$10.98

Class II Shares:
Net assets	$1,193,845	$10	$15,429,887	$3,649,388
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	121,997	1	1,476,192	333,058

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.79	$9.82 (a)	$10.45	$10.96

(a)	NAV may not recalculate due to rounding of net assets.

+	Collateral for forward foreign currency contracts and futures contracts.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)
June 30, 2018 (Unaudited)

Global Atlantic Goldman
Sachs Mid Cap Value
Insights Portfolio
Assets:
Investments in securities, at cost	$151,432,904
Investments in securities, at value	$151,540,958
Interest and dividends receivable	219,847
Receivable for Portfolio shares sold	892
Receivable for securities sold	3,698,132
Total Assets	155,459,829

Liabilities:
Payable for Portfolio shares redeemed	16,148
Accrued investment advisory fees	69,158
Accrued distribution (12b-1) fees	18,899
Administrative service fees payable	8,460
Accrued expenses and other liabilities	3,731
Total Liabilities	3,803,674
Net Assets	$151,656,155

Net Assets:
Paid in capital	$147,532,798
Undistributed net investment income	1,070,678
Accumulated net realized gain on investments	2,944,625
Net unrealized appreciation on investments	108,054
Net Assets	$151,656,155

Class I Shares:
Net assets	$61,368,728
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	5,890,303

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.42

Class II Shares:
Net assets	$90,287,427
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	8,685,823

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.39

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations
For the Six Months Ended June 30, 2018 (Unaudited)

	Global Atlantic	Global Atlantic	Global Atlantic	Global Atlantic BlackRock
	BlackRock Allocation	BlackRock Disciplined	BlackRock Disciplined	Disciplined International
	Portfolio	Core Portfolio	Growth Portfolio	Core Portfolio
Investment Income:
Dividend income	$909,160	$5,054,466 *	$138,602 **	$2,694,362 ***
Interest income	1,181	71,608	2,339	12,004
Total Investment Income	910,341	5,126,074	140,941	2,706,366

Expenses:
Investment advisory fees	95,637	1,009,909	45,532	399,478
Distribution fees (12b-1) - Class II Shares	16,517	47,312	25,295	41,204
Administrative service fees	29,636	174,386	6,881	44,587
Legal fees	9,946	60,152	2,364	15,389
Directors fees	3,527	21,390	837	5,487
Total Expenses	155,263	1,313,149	80,909	506,145
Expenses waived	(3,269)	(19,442)	(1,413)	(3,493)
Net Expenses	151,994	1,293,707	79,496	502,652
Net Investment Income	758,347	3,832,367	61,445	2,203,714

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, Foreign Currency Contracts, and Foreign Currency Translation

Net realized gain/(loss) on:
Investments	(33,221)	281,938	476,815	(1,258,700)
Futures contracts	—	2,773,679	18,612	170,794
Futures commissions	—	(11,185)	(147)	(1,257)
Foreign currency translations	—	450	—	—
Forward Foreign currency contracts	(249,954)	—	—	39,464
Payments from Affiliate	876	53,961	—	118,147
	(282,299)	3,098,843	495,280	(931,552)
Net change in unrealized appreciation/(depreciation) on:
Investments	(706,018)	7,402,551	881,006	(6,433,146)
Futures contracts	—	(184,152)	(10,417)	(106,130)
Foreign currency translations	3,940	(552)	—	(14,428)
Forward foreign currency contracts	67,076	—	—	(81)
	(635,002)	7,217,847	870,589	(6,553,785)
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Translations	(917,301)	10,316,690	1,365,869	(7,485,337)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(158,954)	$14,149,057	$1,427,314	$(5,281,623)

*	Foreign Taxes Withheld $7,760

**	Foreign Taxes Withheld $61

***	Foreign Taxes Withheld $338,181

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)
For the Six Months Ended June 30, 2018 (Unaudited)

	Global Atlantic BlackRock	Global Atlantic BlackRock	Global Atlantic BlackRock	Global Atlantic
	Disciplined Mid Cap	Disciplined Small Cap	Disciplined U.S. Core	BlackRock Disciplined
	Growth Portfolio	Portfolio	Portfolio	Value Portfolio
Investment Income:
Dividend income	$973,714 *	$119,250 **	$237,264 ***	$3,693,790	****
Interest income	23,352	3,742	3,441	29,991
Total Investment Income	997,066	122,992	240,705	3,723,781

Expenses:
Investment advisory fees	468,057	48,595	48,524	691,947
Distribution fees (12b-1) - Class II Shares	49,362	8,455	2,699	11,455
Administrative service fees	57,252	6,082	8,437	104,569
Legal fees	19,764	2,089	2,901	35,910
Directors fees	7,030	742	1,028	12,712
Total Expenses	601,465	65,963	63,589	856,593
Expenses waived	(14,171)	(689)	(1,119)	(15,106)
Net Expenses	587,294	65,274	62,470	841,487
Net Investment Income	409,772	57,718	178,235	2,882,294

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency Translations
Net realized gain (loss) on:
Investments	1,749,779	161,096	260,313	1,629,127
Futures contracts	1,070,982	11,881	(18,149)	287,292
Futures commissions	(3,599)	(517)	(201)	(1,021)
Foreign currency translations	2	(439)	—	1
Payments from Affiliate	19,123	1,987	678	1,058
	2,836,287	174,008	242,641	1,916,457
Net change in unrealized appreciation/(depreciation) on:
Investments	7,019,495	1,152,180	206,277	(8,031,743)
Futures contracts	(70,094)	(7,188)	(3,135)	(144,543)
	6,949,401	1,144,992	203,142	(8,176,286)
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, and Foreign Currency Translations	9,785,688	1,319,000	445,783	(6,259,829)
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,195,460	$1,376,718	$624,018	$(3,377,535)

*	Foreign Taxes Withheld $281

**	Foreign Taxes Withheld $25

***	Foreign Taxes Withheld $407

****	Foreign Taxes Withheld $805

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)
For the Six Months Ended June 30, 2018 (Unaudited)

	Global Atlantic	Global Atlantic Goldman	Global Atlantic Goldman	Global Atlantic Goldman
	BlackRock High	Sachs Core Fixed	Sachs Global Equity	Sachs Large Cap Growth
	Yield Portfolio	Income Portfolio	Insights Portfolio	Insights Portfolio
Investment Income:
Dividend income	$1,433	$—	$351,746 *	$601,973
Interest income	2,353,278	1,084,582	958	4,304
Total Investment Income	2,354,711	1,084,582	352,704	606,277

Expenses:
Investment advisory fees	206,446	130,192	95,842	171,005
Distribution fees (12b-1) - Class II Shares	1,571	—	13,715	2,578
Administrative service fees	28,072	26,002	10,485	31,316
Legal fees	9,637	8,869	3,529	10,771
Directors fees	3,413	3,162	1,254	3,819
Total Expenses	249,139	168,225	124,825	219,489
Expenses waived	(4,000)	(2,436)	(1,087)	(4,149)
Net Expenses	245,139	165,789	123,738	215,340
Net Investment Income	2,109,572	918,793	228,966	390,937

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Translations
Net realized gain/(loss) on:
Investments	(745,363)	(387,600)	174,518	2,425,448
Futures contracts	95,119	(163,377)	—	—
Futures commissions	(641)	(5,627)	—	—
Payments from Affiliate	—	695	3,240	461
Swap Contracts	—	48,822	—	—
Forward foreign currency contracts	—	35,285	—	—
Foreign currency translations	—	—	(15,039)	—
	(650,885)	(471,802)	162,719	2,425,909
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,522,053)	(691,193)	(92,174)	2,559,726
Futures contracts	(33,076)	54,409	—	—
Swap contracts	—	(15,052)	—	—
Forward foreign currency contracts	—	(77,318)	—	—
Foreign currency translations	—	260	(4,167)	—
	(2,555,129)	(728,894)	(96,341)	2,559,726
Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Translations	(3,206,014)	(1,200,696)	66,378	4,985,635
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,096,442)	$(281,903)	$295,344	$5,376,572

*	Foreign Taxes Withheld $18,797.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)
For the Six Months Ended June 30, 2018 (Unaudited)

Global Atlantic Goldman
Sachs Mid Cap Value
Insights Portfolio
Investment Income:
Dividend income	$1,368,091 **
Interest income	9,125
Total Investment Income	1,377,216

Expenses:
Investment advisory fees	348,230
Distribution fees (12b-1) - Class II Shares	79,181
Administrative service fees	42,570
Legal fees	14,689
Directors fees	5,227
Total Expenses	489,897
Expenses waived	(3,708)
Net Expenses	486,189
Net Investment Income	891,027

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain/(loss) on:
Investments	3,343,214
Futures contracts	(605,880)
Futures commissions	(1,458)
Payments from Affiliate	5,673
2,741,549
Net change in unrealized appreciation (depreciation) on:
Investments	(1,317,378)
(1,317,378)

Net Realized and Unrealized Gain on Investments	$1,424,171
Net Increase in Net Assets Resulting from Operations	$2,315,198

**	Foreign Taxes Withheld $137.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic BlackRock		Global Atlantic BlackRock
	Allocation Portfolio		Disciplined Core Portfolio
	Six Months ended	Period ended	Six Months ended	Period ended
	June 30, 2018	December 31,	June 30, 2018	December 31,
	(Unaudited)	2017*	(Unaudited)	2017*

Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$758,347	$492,081	$3,832,367	$626,358
Net realized gain/(loss) on investments, futures contracts, forward foreign currency contracts, foreign currency translations and payments from an affiliate	(282,299)	(72,175)	3,098,843	1,636,161
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(635,002)	1,125,381	7,217,847	8,963,755
Net increase (decrease) in net assets resulting from operations	(158,954)	1,545,287	14,149,057	11,226,274

From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	3,807,068	75,524,306	274,659,578	311,998,253
Class II	8,337,476	9,050,156	4,872,573	36,742,558
Cost of shares redeemed
Class I	(7,373,118)	(1,794,566)	(38,599,567)	(6,968,659)
Class II	(1,213,101)	(99,858)	(3,905,510)	(388,372)
Net increase in net assets from share transactions of beneficial interest	3,558,325	82,680,038	237,027,074	341,383,780
Total increase in net assets	3,399,371	84,225,325	251,176,131	352,610,054

Net Assets:
Beginning of period	84,225,325	—	352,610,054	—
End of period	$87,624,696	$84,225,325	$603,786,185	$352,610,054
Undistributed net investment income at end of period	$1,168,610	$410,263	$4,458,692	$626,325

Share Activity:
Class I
Shares Sold	370,524	7,557,486	25,999,836	31,127,893
Shares Redeemed	(721,152)	(178,425)	(3,628,006)	(677,239)
Net increase (decrease) in shares of beneficial interest outstanding	(350,628)	7,379,061	22,371,830	30,450,654

Share Activity:
Class II
Shares Sold	812,033	896,907	451,871	3,575,334
Shares Redeemed	(119,032)	(9,879)	(367,701)	(37,533)
Net increase in shares of beneficial interest outstanding	693,001	887,028	84,170	3,537,801

*	The Portfolio commenced operations on November 1, 2017.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic BlackRock		Global Atlantic BlackRock Disciplined
	Disciplined Growth Portfolio		International Core Portfolio
	Six Months ended	Period ended	Six Months ended	Period ended
	June 30, 2018	December 31,	June 30, 2018	December 31,
	(Unaudited)	2017*	(Unaudited)	2017*

Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$61,445	$35,461	$2,203,714	$182,389
Net realized gain (loss) on investments, futures contracts, foreign currency translations and payments from an affiliate	495,280	143,379	(931,552)	19,116
Net change in unrealized appreciation (depreciation) on investments, futures contracts, and foreign currency translations	870,589	467,228	(6,553,785)	1,555,794
Net increase (decrease) in net assets resulting from operations	1,427,314	646,068	(5,281,623)	1,757,299

From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	—	—	58,985,577	67,121,000
Class II	392,401	20,598,578	47,017,904	5,062,115
Cost of shares redeemed
Class I	—	—	(6,005,252)	(1,676,131)
Class II	(2,841,622)	(710,492)	(2,019,384)	(96,383)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,449,221)	19,888,086	97,978,845	70,410,601
Total increase (decrease) in net assets	(1,021,907)	20,534,154	92,697,222	72,167,900

Net Assets:
Beginning of period	20,534,154	—	72,167,900	—
End of period	$19,512,247	$20,534,154	$164,865,122	$72,167,900
Undistributed net investment income at end of period	$96,895	$35,450	$2,382,595	$178,881

Share Activity:
Class I
Shares Sold	—	—	5,805,150	6,744,358
Shares Redeemed	—	—	(584,737)	(167,013)
Net increase in shares of beneficial interest outstanding	—	—	5,220,413	6,577,345

Share Activity:
Class II
Shares Sold	35,890	2,059,777	4,624,658	509,672
Shares Redeemed	(262,160)	(69,881)	(198,574)	(9,612)
Net increase (decrease) in shares of beneficial interest outstanding	(226,270)	1,989,896	4,426,084	500,060

*	The Portfolio commenced operations on November 1, 2017.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic BlackRock		Global Atlantic BlackRock
	Disciplined Mid Cap Growth Portfolio		Disciplined Small Cap Portfolio
	Six Months ended	Period ended	Six Months ended	Period ended
	June 30, 2018	December 31,	June 30, 2018	December 31,
	(Unaudited)	2017*	(Unaudited)	2017*

Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$409,772	$100,714	$57,718	$17,274
Net realized gain on investments, futures contracts, foreign currency translations and payments from an affiliate	2,836,287	466,926	174,008	61,623
Net change in unrealized appreciation on investments and futures contracts	6,949,401	2,320,693	1,144,992	201,297
Net increase in net assets resulting from operations	10,195,460	2,888,333	1,376,718	280,194

From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	60,365,672	92,925,853	134,076	11,512,090
Class II	34,251,769	17,899,858	5,325,458	4,076,758
Cost of shares redeemed
Class I	(11,635,880)	(2,095,171)	(870,436)	(307,907)
Class II	(3,303,565)	(360,826)	(800,967)	(29,198)
Net increase in net assets from share transactions of beneficial interest	79,677,996	108,369,714	3,788,131	15,251,743
Total increase in net assets	89,873,456	111,258,047	5,164,849	15,531,937

Net Assets:
Beginning of period	111,258,047	—	15,531,937	—
End of period	$201,131,503	$111,258,047	$20,696,786	$15,531,937
Undistributed net investment income at end of period	$510,453	$100,681	$74,992	$17,274

Share Activity:
Class I
Shares Sold	5,635,855	9,234,622	12,191	1,151,343
Shares Redeemed	(1,074,594)	(203,901)	(82,941)	(30,514)
Net increase (decrease) in shares of beneficial interest outstanding	4,561,261	9,030,721	(70,750)	1,120,829

Share Activity:
Class II
Shares Sold	3,209,832	1,755,442	502,789	401,660
Shares Redeemed	(304,333)	(35,303)	(76,592)	(2,857)
Net increase in shares of beneficial interest outstanding	2,905,499	1,720,139	426,197	398,803

*	The Portfolio commenced operations on November 1, 2017.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic BlackRock		Global Atlantic BlackRock
	Disciplined U.S. Core Portfolio		Disciplined Value Portfolio
	Six Months ended	Period ended	Six Months ended	Period ended
	June 30, 2018	December 31,	June 30, 2018	December 31,
	(Unaudited)	2017*	(Unaudited)	2017*

Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$178,235	$63,301	$2,882,294	$665,532
Net realized gain on investments, futures contracts, foreign currency translations and payments from an affiliate	242,641	198,528	1,916,457	1,409,299
Net change in unrealized appreciation (depreciation) on investments and futures contracts	203,142	597,127	(8,176,286)	8,899,933
Net increase(decrease) in net assets resulting from operations	624,018	858,956	(3,377,535)	10,974,764

From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	322,143	23,003,831	4,988,289	303,786,150
Class II	3,553,048	215,452	111,018	9,493,700
Cost of shares redeemed
Class I	(2,173,125)	(741,936)	(23,643,460)	(5,035,843)
Class II	(170,472)	(168)	(737,955)	(34,570)
Net increase (decrease) in net assets from share transactions of beneficial interest	1,531,594	22,477,179	(19,282,108)	308,209,437
Total increase (decrease) in net assets	2,155,612	23,336,135	(22,659,643)	319,184,201

Net Assets:
Beginning of period	23,336,135	—	319,184,201	—
End of period	$25,491,747	$23,336,135	$296,524,558	$319,184,201
Undistributed net investment income at end of period	$241,524	$63,289	$3,547,790	$665,496

Share Activity:
Class I
Shares Sold	30,455	2,295,486	473,032	30,144,599
Shares Redeemed	(203,440)	(72,144)	(2,260,170)	(488,397)
Net increase (decrease) in shares of beneficial interest outstanding	(172,985)	2,223,342	(1,787,138)	29,656,202

Share Activity:
Class II
Shares Sold	328,934	21,015	10,522	916,694
Shares Redeemed	(16,119)	(17)	(70,091)	(3,309)
Net increase (decrease) in shares of beneficial interest outstanding	312,815	20,998	(59,569)	913,385

*	The Portfolio commenced operations on November 1, 2017.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic BlackRock		Global Atlantic Goldman Sachs
	High Yield Portfolio		Core Fixed Income Portfolio
	Six Months ended	Period ended	Six Months ended	Period ended
	June 30, 2018	December 31,	June 30, 2018	December 31,
	(Unaudited)	2017*	(Unaudited)	2017*

Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$2,109,572	$475,457	$918,793	$76,330
Net realized loss on investments, futures contracts, swap conrtacts, foreign currency translations and payments from an affiliate	(650,885)	(27,418)	(471,802)	(44,627)
Net change in unrealized depreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(2,555,129)	(481,717)	(728,894)	(74,969)
Net decrease in net assets resulting from operations	(1,096,442)	(33,678)	(281,903)	(43,266)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	6,247,004	87,802,702	70,018,690	35,878,977
Class II	12,233	1,456,499	—	10
Cost of shares redeemed
Class I	(8,268,291)	(4,692,905)	(6,722,356)	(576,163)
Class II	(205,550)	(57,598)	—	—
Net increase/(decrease) in net assets from share transactions of beneficial interest	(2,214,604)	84,508,698	63,296,334	35,302,824
Total increase/(decrease) in net assets	(3,311,046)	84,475,020	63,014,431	35,259,558

Net Assets:
Beginning of period	84,475,020	—	35,259,558	—
End of period	$81,163,974	$84,475,020	$98,273,989	$35,259,558
Undistributed net investment income at end of period	$2,585,029	$475,457	$992,274	$73,481

Share Activity:
Class I
Shares Sold	631,116	8,846,295	7,165,934	3,589,454
Shares Redeemed	(842,978)	(474,650)	(686,896)	(57,724)
Net increase/(decrease) in shares of beneficial interest outstanding	(211,862)	8,371,645	6,479,038	3,531,730

Share Activity:
Class II
Shares Sold	1,242	147,418	—	1
Shares Redeemed	(20,846)	(5,817)	—	—
Net increase/(decrease) in shares of beneficial interest outstanding	(19,604)	141,601	—	1

*	The Portfolio commenced operations on November 1, 2017.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic Goldman Sachs		Global Atlantic Goldman Sachs
	Global Equity Insights Portfolio		Large Cap Growth Insights Portfolio
	Six Months ended	Period ended	Six Months ended	Period ended
	June 30, 2018	December 31,	June 30, 2018	December 31,
	(Unaudited)	2017*	(Unaudited)	2017*

Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$228,966	$36,615	$390,937	$181,650
Net realized gain on investments, foreign currency translations and payments from an affiliate	162,719	41,964	2,425,909	498,104
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(96,341)	554,824	2,559,726	1,827,468
Net increase in net assets resulting from operations	295,344	633,403	5,376,572	2,507,222

From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	504,501	19,993,673	10,198,633	84,849,029
Class II	11,875,595	4,500,102	3,824,032	18,286
Cost of shares redeemed
Class I	(1,976,927)	(642,326)	(8,443,544)	(2,177,891)
Class II	(922,209)	(28,030)	(171,903)	(276)
Net increase in net assets from share transactions of beneficial interest	9,480,960	23,823,419	5,407,218	82,689,148
Total increase in net assets	9,776,304	24,456,822	10,783,790	85,196,370

Net Assets:
Beginning of period	24,456,822	—	85,196,370	—
End of period	$34,233,126	$24,456,822	$95,980,160	$85,196,370
Undistributed net investment income at end of period	$256,156	$27,190	$570,654	$179,717

Share Activity:
Class I
Shares Sold	47,657	1,999,307	925,311	8,484,786
Shares Redeemed	(188,373)	(63,364)	(784,661)	(213,638)
Net increase (decrease) in shares of beneficial interest outstanding	(140,716)	1,935,943	140,650	8,271,148

Share Activity:
Class II
Shares Sold	1,122,290	444,520	347,248	1,829
Shares Redeemed	(87,870)	(2,748)	(15,992)	(27)
Net increase in shares of beneficial interest outstanding	1,034,420	441,772	331,256	1,802

*	The Portfolio commenced operations on November 1, 2017.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic Goldman Sachs
	Mid Cap Value Insights Portfolio
	Six Months ended	Period ended
	June 30, 2018	December 31,
	(Unaudited)	2017*

Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$891,027	$200,949
Net realized gain on investments, futures contracts and payments from an affiliate	2,741,549	181,778
Net change in unrealized appreciation (depreciation) on investments	(1,317,378)	1,425,432
Net increase in net assets resulting from operations	2,315,198	1,808,159

From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	469,421	66,563,971
Class II	78,711,111	13,478,826
Cost of shares redeemed
Class I	(5,996,739)	(1,157,852)
Class II	(4,406,474)	(129,466)
Net increase in net assets from share transactions of beneficial interest	68,777,319	78,755,479
Total increase in net assets	71,092,517	80,563,638

Net Assets:
Beginning of period	80,563,638	—
End of period	$151,656,155	$80,563,638
Undistributed net investment income at end of period	$1,070,678	$179,651

Share Activity:
Class I
Shares Sold	45,156	6,534,241
Shares Redeemed	(576,650)	(112,444)
Net increase (decrease) in shares of beneficial interest outstanding	(531,494)	6,421,797

Share Activity:
Class II
Shares Sold	7,807,347	1,315,623
Shares Redeemed	(424,601)	(12,546)
Net increase in shares of beneficial interest outstanding	7,382,746	1,303,077

*	The Portfolio commenced operations on November 1, 2017.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock Allocation Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class I Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.19	$10.00
Income from investment operations:
Net investment income (b,c)	0.09	0.06
Net realized and unrealized gain (loss) on investments	(0.10)	0.13
Total income from investment operations	(0.01)	0.19
Net asset value, end of period	$10.18	$10.19
Total return (d, i)	(0.10)%	1.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$71,563	$75,191
Ratio of net expenses to average net assets (e,g)	0.31%	0.31%
Ratio of gross expenses to average net assets (e,f,g,)	0.32%	0.32%
Ratio of net investment income to average net assets (c,e,g)	1.73%	4.15%
Portfolio turnover rate (h)	27%	2%

(a)	Global Atlantic BlackRock Allocation Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)	Does not include the expenses of the investment companies in which the Portfolio invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)	Annualized.

(h)	Not annualized.

(i)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock Allocation Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class II Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.18	$10.00
Income from investment operations:
Net investment income (b,c)	0.09	0.14
Net realized and unrealized gain (loss) on investments	(0.10)	0.04
Total income from investment operations	(0.01)	0.18
Net asset value, end of period	$10.17	$10.18
Total return (d, i)	(0.10)%	1.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$16,062	$9,034
Ratio of net expenses to average net assets (e,g)	0.56%	0.56%
Ratio of gross expenses to average net assets (e,f,g,)	0.57%	0.56%
Ratio of net investment income to average net assets (c,e,g)	1.81%	9.11%
Portfolio turnover rate (h)	27%	2%

(a)	Global Atlantic BlackRock Allocation Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)	Does not include the expenses of the investment companies in which the Portfolio invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)	Annualized.

(h)	Not annualized.

(i)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock Disciplined Core Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class I Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.38	$10.00
Income from investment operations:
Net investment income (b)	0.08	0.03
Net realized and unrealized gain on investments	0.24	0.35
Total income from investment operations	0.32	0.38
Net asset value, end of period	$10.70	$10.38
Total return (c,g)	3.08%	3.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$565,124	$315,936
Ratio of net expenses to average net assets (d)	0.48%	0.48%
Ratio of gross expenses to average net assets (d,e)	0.49%	0.48%
Ratio of net investment income to average net assets (d)	1.50%	1.67%
Portfolio turnover rate (f)	82%	18%

(a)	Global Atlantic BlackRock Disciplined Core Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock Disciplined Core Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class II Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.37	$10.00
Income from investment operations:
Net investment income (b)	0.06	0.02
Net realized and unrealized gain on investments	0.24	0.35
Total income from investment operations	0.30	0.37
Net asset value, end of period	$10.67	$10.37
Total return (c,g)	2.89%	3.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$38,663	$36,674
Ratio of net expenses to average net assets (d)	0.73%	0.72%
Ratio of gross expenses to average net assets (d,e)	0.74%	0.72%
Ratio of net investment income to average net assets (d)	1.21%	1.00%
Portfolio turnover rate (f)	82%	18%

(a)	Global Atlantic BlackRock Disciplined Core Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class II Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.32	$10.00
Income from investment operations:
Net investment income (b)	0.03	0.02
Net realized and unrealized gain on investments	0.71	0.30
Total income from investment operations	0.74	0.32
Net asset value, end of period	$11.06	$10.32
Total return (c)	7.17%	3.20	% (g)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$19,512	$20,534
Ratio of net expenses to average net assets (d)	0.79%	0.79%
Ratio of gross expenses to average net assets (d,e)	0.80%	0.80%
Ratio of net investment income to average net assets (d)	0.61%	1.14%
Portfolio turnover rate (f)	79%	23%

(a)	Global Atlantic BlackRock Disciplined Growth Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the period ended December 31, 2017, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class I Shares
	Six Months Ended		Period Ended
	June 30, 2018		December 31,
	(Unaudited)		2017(a)

Net asset value, beginning of period	$10.20		$10.00
Income from investment operations:
Net investment income (b,c)	0.16		0.03
Net realized and unrealized gain/(loss) on investments	(0.50)		0.17
Total income from investment operations	(0.34)		0.20
Net asset value, end of period	$9.86		$10.20
Total return (d)	(3.33	)% (j)	2.00	% (i)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$116,363		$67,071
Ratio of net expenses to average net assets (e,g)	0.69%		0.69%
Ratio of gross expenses to average net assets (e,f,g)	0.70%		0.69%
Ratio of net investment income to average net assets (c,e,g)	3.20%		1.99%
Portfolio turnover rate (h)	36%		4%

(a)	Global Atlantic BlackRock Disciplined International Core Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)	Does not include the expenses of the investment companies in which the Portfolio invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)	Annualized.

(h)	Not annualized.

(i)	For the period ended December 31, 2017, 0.13% of the Portfolio’s total return consisted of a reimbursement from an affiliate. Excluding this item, total return would have been 1.87%.

(j)	For the period ended June 30, 2018, 0.09% of the Portfolio’s total return consisted of a reimbursement from an affiliate. Excluding this item, total return would have been (3.42)%.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class II Shares
	Six Months Ended		Period Ended
	June 30, 2018		December 31,
	(Unaudited)		2017(a)

Net asset value, beginning of period	$10.19		$10.00
Income from investment operations:
Net investment income (b,c)	0.18		0.05
Net realized and unrealized gain/(loss) on investments	(0.52)		0.14
Total income from investment operations	(0.34)		0.19
Net asset value, end of period	$9.85		$10.19
Total return (d)	(3.34	)% (j)	1.90	% (i)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$48,502		$5,097
Ratio of net expenses to average net assets (e,g)	0.94%		0.93%
Ratio of gross expenses to average net assets (e,f,g)	0.94%		0.93%
Ratio of net investment income to average net assets (c,e,g)	3.59%		3.34%
Portfolio turnover rate (h)	36%		4%

(a)	Global Atlantic BlackRock Disciplined International Core Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)	Does not include the expenses of the investment companies in which the Portfolio invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)	Annualized.

(h)	Not annualized.

(i)	For the period ended December 31, 2017, the Portfolio received a reimbursement from a related party. This reimbursement had no impact on the Portfolio’s total return.

(j)	For the period ended June 30, 2018, 0.10% of the Portfolio’s total return consisted of a reimbursement from an affiliate. Excluding this item, total return would have been (3.44)%.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class I Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.35	$10.00
Income from investment operations:
Net investment income (b)	0.03	0.01
Net realized and unrealized gain on investments	0.66	0.34
Total income from investment operations	0.69	0.35
Net asset value, end of period	$11.04	$10.35
Total return (c,g)	6.67%	3.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$150,103	$93,457
Ratio of expenses to average net assets (d)	0.63%	0.63%
Ratio of gross expenses to average net assets (d,e)	0.65%	0.64%
Ratio of net investment income to average net assets (d)	0.54%	0.79%
Portfolio turnover rate (f)	96%	26%

(a)	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class II Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.35	$10.00
Income from investment operations:
Net investment income (b)	0.02	0.01
Net realized and unrealized gain on investments	0.66	0.34
Total income from investment operations	0.68	0.35
Net asset value, end of period	$11.03	$10.35
Total return (c,g)	6.57%	3.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$51,028	$17,801
Ratio of expenses to average net assets (d)	0.88%	0.88%
Ratio of gross expenses to average net assets (d,e)	0.90%	0.89%
Ratio of net investment income to average net assets (d)	0.30%	0.41%
Portfolio turnover rate (f)	96%	26%

(a)	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock Disciplined Small Cap Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class I Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.22	$10.00
Income from investment operations:
Net investment income (b)	0.02	0.01
Net realized and unrealized gain on investments	0.80	0.21
Total income from investment operations	0.82	0.22
Net asset value, end of period	$11.04	$10.22
Total return (c,g)	8.02%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$11,598	$11,457
Ratio of net expenses to average net assets (d)	0.63%	0.63%
Ratio of gross expenses to average net assets (d,e)	0.64%	0.64%
Ratio of net investment income to average net assets (d)	0.73%	0.89%
Portfolio turnover rate (f)	22%	15%

(a)	Global Atlantic BlackRock Disciplined Small Cap Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock Disciplined Small Cap Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class II Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.22	$10.00
Income from investment operations:
Net investment income (b)	0.03	0.01
Net realized and unrealized gain on investments	0.78	0.21
Total income from investment operations	0.81	0.22
Net asset value, end of period	$11.03	$10.22
Total return (c,g)	7.93%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$9,099	$4,075
Ratio of net expenses to average net assets (d)	0.88%	0.87%
Ratio of gross expenses to average net assets (d,e)	0.89%	0.87%
Ratio of net investment income to average net assets (d)	0.49%	0.75%
Portfolio turnover rate (f)	22%	15%

(a)	Global Atlantic BlackRock Disciplined Small Cap Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class I Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.40	$10.00
Income from investment operations:
Net investment income (b)	0.08	0.03
Net realized and unrealized gain on investments	0.21	0.37
Total income from investment operations	0.29	0.40
Net asset value, end of period	$10.69	$10.40
Total return (c,g)	2.79%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$21,927	$23,118
Ratio of net expenses to average net assets (d)	0.48%	0.48%
Ratio of gross expenses to average net assets (d,e)	0.49%	0.49%
Ratio of net investment income to average net assets (d)	1.45%	1.88%
Portfolio turnover rate (f)	87%	24%

(a)	Global Atlantic BlackRock Disciplined U.S. Core Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class II Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.39	$10.00
Income from investment operations:
Net investment income (b)	0.07	0.02
Net realized and unrealized gain on investments	0.22	0.37
Total income from investment operations	0.29	0.39
Net asset value, end of period	$10.68	$10.39
Total return (c,g)	2.79%	3.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$3,565	$218
Ratio of net expenses to average net assets (d)	0.73%	0.72%
Ratio of gross expenses to average net assets (d,e)	0.73%	0.72%
Ratio of net investment income to average net assets (d)	1.25%	0.98%
Portfolio turnover rate (f)	87%	24%

(a)	Global Atlantic BlackRock Disciplined U.S. Core Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock Disciplined Value Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Class I Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.44	$10.00
Income from investment operations:
Net investment income (b)	0.10	0.03
Net realized and unrealized gain (loss) on investments	(0.22)	0.41
Total income from investment operations	(0.12)	0.44
Net asset value, end of period	$10.32	$10.44
Total return (c,g)	(1.15)%	4.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$287,714	$309,640
Ratio of net expenses to average net assets (d)	0.54%	0.54%
Ratio of gross expenses to average net assets (d,e)	0.55%	0.54%
Ratio of net investment income to average net assets (d)	1.88%	1.99%
Portfolio turnover rate (f)	75%	17%

(a)	Global Atlantic BlackRock Disciplined Value Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock Disciplined Value Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Class II Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.45	$10.00
Income from investment operations:
Net investment income (b)	0.08	0.02
Net realized and unrealized gain (loss) on investments	(0.21)	0.43
Total income from investment operations	(0.13)	0.45
Net asset value, end of period	$10.32	$10.45
Total return (c,g)	(1.24)%	4.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$8,811	$9,545
Ratio of net expenses to average net assets (d)	0.79%	0.78%
Ratio of gross expenses to average net assets (d,e)	0.80%	0.78%
Ratio of net investment income to average net assets (d)	1.63%	1.34%
Portfolio turnover rate (f)	75%	17%

(a)	Global Atlantic BlackRock Disciplined Value Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock High Yield Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Class I Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$9.92	$10.00
Income from investment operations:
Net investment income (b)	0.25	0.07
Net realized and unrealized loss on investments	(0.37)	(0.15)
Total income from investment operations	(0.12)	(0.08)
Net asset value, end of period	$9.80	$9.92
Total return (c)	(1.21)%	(0.80	)% (g)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$79,970	$83,070
Ratio of net expenses to average net assets (d)	0.59%	0.59%
Ratio of gross expenses to average net assets (d,e)	0.60%	0.59%
Ratio of net investment income to average net assets (d)	5.11%	4.54%
Portfolio turnover rate (f)	20%	3%

(a)	Global Atlantic BlackRock High Yield Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the period ended December 31, 2017, the Portfolio received a reimbursement from a related party. This reimbursement had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic BlackRock High Yield Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Class II Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$9.92	$10.00
Income from investment operations:
Net investment income (b)	0.24	0.07
Net realized and unrealized loss on investments	(0.37)	(0.15)
Total income from investment operations	(0.13)	(0.08)
Net asset value, end of period	$9.79	$9.92
Total return (c)	(1.31)%	(0.80	)% (g)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$1,194	$1,405
Ratio of net expenses to average net assets (d)	0.84%	0.83%
Ratio of gross expenses to average net assets (d,e)	0.85%	0.83%
Ratio of net investment income to average net assets (d)	4.86%	4.31%
Portfolio turnover rate (f)	20%	3%

(a)	Global Atlantic BlackRock High Yield Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the period ended December 31, 2017, the Portfolio received a reimbursement from a related party. This reimbursement had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Class I Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$9.98	$10.00
Income from investment operations:
Net investment income (b)	0.12	0.03
Net realized and unrealized loss on investments	(0.28)	(0.05)
Total income from investment operations	(0.16)	(0.02)
Net asset value, end of period	$9.82	$9.98
Total return (c,g)	(1.60)%	(0.20)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$98,274	$35,260
Ratio of net expenses to average net assets (d)	0.43%	0.43%
Ratio of gross expenses to average net assets (d,e)	0.44%	0.44%
Ratio of net investment income to average net assets (d)	2.39%	1.64%
Portfolio turnover rate (f)	155%	69%

(a)	Global Atlantic Goldman Sachs Core Fixed Income Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received a reimbursement from a related party. This reimbursement had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Class II Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$9.98	$10.00
Net realized and unrealized loss on investments	(0.16)	(0.02)
Net asset value, end of period	$9.82	$9.98
Total return (c)	(1.60)%	(0.20	)% (h)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s) (g)	$10	$10
Ratio of net expenses to average net assets (d,e)	0.68%	0.68%
Ratio of gross expenses to average net assets (d,e)	0.68%	0.68%
Ratio of net investment income to average net assets (d)	0.00%	0.00%
Portfolio turnover rate (f)	155%	69%

(a)	Global Atlantic Goldman Sachs Core Fixed Income Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets per the June 23, 2017 prospectus and does not represent the operating expense for the period.

(f)	Not annualized.

(g)	Represents actual net assets.

(h)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received a reimbursement from a related party. This reimbursement had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class I Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.29	$10.00
Income from investment operations:
Net investment income (b)	0.08	0.02
Net realized and unrealized gain on investments	0.10	0.27
Total income from investment operations	0.18	0.29
Net asset value, end of period	$10.47	$10.29
Total return (c,g)	1.75%	2.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$18,803	$19,915
Ratio of net expenses to average net assets (d)	0.72%	0.72%
Ratio of gross expenses to average net assets (d,e)	0.73%	0.73%
Ratio of net investment income to average net assets (d)	1.52%	1.15%
Portfolio turnover rate (f)	71%	11%

(a)	Global Atlantic Goldman Sachs Global Equity Insights Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class II Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.28	$10.00
Income from investment operations:
Net investment income (b)	0.08	0.01
Net realized and unrealized gain on investments	0.09	0.27
Total income from investment operations	0.17	0.28
Net asset value, end of period	$10.45	$10.28
Total return (c,g)	1.65%	2.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$15,430	$4,542
Ratio of net expenses to average net assets (d)	0.97%	0.96%
Ratio of gross expenses to average net assets (d,e)	0.98%	0.96%
Ratio of net investment income to average net assets (d)	1.47%	0.74%
Portfolio turnover rate (f)	71%	11%

(a)	Global Atlantic Goldman Sachs Global Equity Insights Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class I Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.30	$10.00
Income from investment operations:
Net investment income (b)	0.05	0.02
Net realized and unrealized gain on investments	0.63	0.28
Total income from investment operations	0.68	0.30
Net asset value, end of period	$10.98	$10.30
Total return (c,g)	6.60%	3.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$92,331	$85,178
Ratio of net expenses to average net assets (d)	0.46%	0.46%
Ratio of gross expenses to average net assets (d,e)	0.47%	0.47%
Ratio of net investment income to average net assets (d)	0.85%	1.41%
Portfolio turnover rate (f)	103%	21%

(a)	Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Class II Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.29	$10.00
Income from investment operations:
Net investment income (b)	0.04	0.02
Net realized and unrealized gain on investments	0.63	0.27
Total income from investment operations	0.67	0.29
Net asset value, end of period	$10.96	$10.29
Total return (c,g)	6.51%	2.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$3,649	$19
Ratio of net expenses to average net assets (d)	0.71%	0.71%
Ratio of gross expenses to average net assets (d,e)	0.71%	0.72%
Ratio of net investment income to average net assets (d)	0.65%	1.16%
Portfolio turnover rate (f)	103%	21%

(a)	Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Class I Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.43	$10.00
Income from investment operations:
Net investment income (b)	0.07	0.04
Net realized and unrealized gain (loss) on investments	(0.08)	0.39
Total income from investment operations	(0.01)	0.43
Net asset value, end of period	$10.42	$10.43
Total return (c,g)	(0.10)%	4.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$61,369	$66,982
Ratio of net expenses to average net assets (d)	0.64%	0.64%
Ratio of gross expenses to average net assets (d,e)	0.65%	0.64%
Ratio of net investment income to average net assets (d)	1.40%	2.56%
Portfolio turnover rate (f)	114%	12%

(a)	Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Class II Shares
	Six Months Ended	Period Ended
	June 30, 2018	December 31,
	(Unaudited)	2017(a)

Net asset value, beginning of period	$10.42	$10.00
Income from investment operations:
Net investment income (b)	0.07	0.04
Net realized and unrealized gain (loss) on investments	(0.10)	0.38
Total income from investment operations	(0.03)	0.42
Net asset value, end of period	$10.39	$10.42
Total return (c,g)	(0.19)%	4.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$90,287	$13,581
Ratio of net expenses to average net assets (d)	0.89%	0.88%
Ratio of gross expenses to average net assets (d,e)	0.89%	0.88%
Ratio of net investment income to average net assets (d)	1.41%	2.69%
Portfolio turnover rate (f)	114%	12%

(a)	Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio inception date is November 1, 2017. Commenced operations on November 6, 2017.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods of less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	For the periods ended December 31, 2017 and June 30, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio’s total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited)

1.	ORGANIZATION

The Global Atlantic Portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are comprised of twenty-six different actively managed portfolios, thirteen of which are discussed in this report. Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Portfolio Name	Commencement Date	Investment Objective
Global Atlantic BlackRock Allocation Portfolio	November 1, 2017	Total return.
Global Atlantic BlackRock Disciplined Core Portfolio	November 1, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Growth Portfolio	November 1, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined International Core Portfolio	November 1, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	November 1, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Small Cap Portfolio	November 1, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	November 1, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Value Portfolio	November 1, 2017	Long-term capital appreciation.
Global Atlantic BlackRock High Yield Portfolio	November 1, 2017	Total return.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	November 1, 2017	Total return consisting of capital appreciation and income.
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	November 1, 2017	Long-term capital appreciation.
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	November 1, 2017	Long-term capital appreciation.
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	November 1, 2017	Long-term capital appreciation.

The Global Atlantic BlackRock Allocation Portfolio is a non-diversified series of the Trust; all other Portfolios are diversified. Certain of the Portfolios operate as “fund of funds.” A “fund of funds” typically invests in multiple underlying funds and the level of its interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity and variable life insurance contracts offered by separate accounts of insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

The Portfolios currently offer Class I and Class II shares at net asset value, except the Global Atlantic BlackRock Disciplined Growth Portfolio, which only offers Class II shares. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Portfolio’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

References herein to a Portfolio’s investment in a particular instrument include direct investments and indirect investments through investment companies such as open-end funds (mutual funds), exchange-traded funds and closed-end funds, as applicable.

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Investments in open-end investment companies are valued at net asset value, as discussed in more detail below.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the “underlying fund” or “underlying funds”). Each underlying fund is valued at its respective net asset values as reported by such investment company. Each underlying fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each underlying fund’s board(s) of trustees.

Exchange-Traded Funds – The Portfolios may invest in passive exchange-traded funds (“ETFs”). An ETF is a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant underlying securities. Additionally, an ETF has fees and expenses that increase the cost of investing in the ETF versus the costs of owning the underlying securities directly.

Illiquid Securities – The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the valuation procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Global Atlantic Investment Advisors, LLC (the “Adviser”) and/or Sub-Adviser. The Fair Value Committee may also include the Trust’s Chief Compliance Officer and may enlist third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process – The Fair Value Committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value (“NAV”); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for each Portfolio’s investments measured at fair value:

Global Atlantic BlackRock Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$87,718,079	$—	$—	$87,718,079
Total	$87,718,079	$—	$—	$87,718,079

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Global Atlantic BlackRock Disciplined Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$594,801,560	$—	$—	$594,801,560
Short-Term Investment	7,516,004	—	—	7,516,004
Total	$602,317,564	$—	$—	$602,317,564

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contract *	$157,137	$—	$—	$157,137
Total	$157,137	$—	$—	$157,137

Global Atlantic BlackRock Disciplined Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$19,106,575	$—	$—	$19,106,575
Short-Term Investment	466,966	—	—	466,966
Total	$19,573,541	$—	$—	$19,573,541

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$9,417	$—	$—	$9,417
Total	$9,417	$—	$—	$9,417

Global Atlantic BlackRock Disciplined International Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$149,125,779	$—	$—	$149,125,779
Exchange Traded Funds	9,901,749	—	—	9,901,749
Short-Term Investment	3,868,108	—	—	3,868,108
Total	$162,895,636	$—	$—	$162,895,636

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$100,496	$—	$—	$100,496
Forward Foreign Exchange Contracts	—	81	—	81
Total	$100,496	$81	$—	$100,577

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$198,235,887	$—	$—	$198,235,887
Short-Term Investment	2,767,541	—	—	2,767,541
Total	$201,003,428	$—	$—	$201,003,428

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$58,014	$—	$—	$58,014
Total	$58,014	$—	$—	$58,014

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$20,265,571	$—	$—	$20,265,571
Short-Term Investment	528,438	—	—	528,438
Total	$20,794,009	$—	$—	$20,794,009

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contract *	$7,946	$—	$—	$7,946
Total	$7,946	$—	$—	$7,946

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$24,961,624	$—	$—	$24,961,624
Short-Term Investment	484,162	—	—	484,162
Total	$25,445,786	$—	$—	$25,445,786

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$3,083	$—	$—	$3,083
Total	$3,083	$—	$—	$3,083

Global Atlantic BlackRock Disciplined Value Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$292,043,705	$—	$—	$292,043,705
Short-Term Investment	3,829,980	—	—	3,829,980
Total	$295,873,685	$—	$—	$295,873,685

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$97,507	$—	$—	$97,507
Total	$97,507	$—	$—	$97,507

Global Atlantic BlackRock High Yield Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$79,606,623	$—	$79,606,623
Short-Term Investment	1,390,480	—	—	1,390,480
Total	$1,390,480	$79,606,623	$—	$80,997,103

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$16,531	$—	$—	$16,531
Total	$16,531	$—	$—	$16,531

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$9,687,257	$—	$9,687,257
Corporate Bonds & Notes	—	28,970,784	—	28,970,784
Municipal Bonds	—	605,948	—	605,948
Mortgage Backed Securities	—	17,392,787	—	17,392,787
U.S. Treasury Securities	—	38,594,864	—	38,594,864
Short-Term Investments	6,480,801	6,672,295	—	13,153,096
Futures Contracts *	37,480	—	—	37,480
Total	$6,518,281	$101,923,935	$—	$108,442,216

Liabilities	Level 1	Level 2	Level 3	Total
Forward Foreign Exchange Contracts *	$—	$104,132	$—	$104,132
Swaps	—	15,052	—	15,052
Total	$—	$119,184	$—	$119,184

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$33,913,962	$—	$—	$33,913,962
Short-Term Investment	62,890	—	—	62,890
Total	$33,976,852	$—	$—	$33,976,852

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$95,367,295	$—	$—	$95,367,295
Short-Term Investment	477,991	—	—	477,991
Total	$95,845,286	$—	$—	$95,845,286

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$150,396,947	$—	$—	$150,396,947
Short-Term Investment	1,144,011	—	—	1,144,011
Total	$151,540,958	$—	$—	$151,540,958

*	Cumulative net appreciation/(depreciation) on futures contracts and forward foreign exchange contracts is reported in the above table.

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers between levels for any Portfolio. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 securities at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits.

Federal Income Tax – It is each Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits is expected to be taken in each Portfolio’s 2017 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency Translation – The accounting records of the Portfolios’ are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

For the six months ended June 30, 2018, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

		Change in
		Unrealized
	Realized Gain/(Loss)	Appreciation/
Global Atlantic BlackRock Allocation Portfolio	$(249,954)	$67,076
Global Atlantic BlackRock Disciplined International Core Portfolio	39,464	(81)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	35,285	(77,318)

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six months ended June 30, 2018, realized gains/(losses) and the change in unrealized appreciation (depreciation) on futures contracts, as disclosed in the Statements of Operations, is as follows:

			Unrealized
			Appreciation/
	Risk Type	Realized Gain/(Loss)	(Depreciation)
Global Atlantic BlackRock Disciplined Core Portfolio	Equity	$2,762,494	$(184,152)
Global Atlantic BlackRock Disciplined Growth Portfolio	Equity	18,465	(10,417)
Global Atlantic BlackRock Disciplined International Core Portfolio	Equity	170,794	(106,130)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Equity	1,067,383	(70,094)
Global Atlantic BlackRock Disciplined Small Cap Portfolio	Equity	11,364	(7,188)
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	Equity	(18,350)	(3,135)
Global Atlantic BlackRock Disciplined Value Portfolio	Equity	286,271	(144,543)
Global Atlantic BlackRock High Yield Portfolio	Interest Rate	95,119	(33,076)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	(163,377)	54,409

Swap Agreements – The Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock High Yield Portfolio and the Global Atlantic Goldman Sachs Core Fixed Income Portfolio are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter (“OTC”) swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” (i.e., the return or increase in value of a particular dollar amount invested in a “basket” of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps (“CDS”). CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Each Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the six months ended June 30, 2018, the change in unrealized appreciation/(depreciation) on swap contracts for the Global Atlantic Goldman Sachs Core Fixed Income Fund was $(15,052). For the six months ended June 30, 2018, the Global Atlantic Goldman Sachs Core Fixed Income Fund had realized gains of $48,759 from swap contracts.

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities

The following tables present certain of the Portfolios’ asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2018.

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Global Atlantic BlackRock Disciplined Core Portfolio

Liabilities

						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Futures Contracts	$157,137	(1)	$—	(1)	$157,137	$—	$157,137	(2)	$—
Total	$157,137		$—		$157,137	$—	$157,137		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged of $412,075.

Global Atlantic BlackRock Disciplined Growth Portfolio

Liabilities

						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Futures Contracts	$9,417	(1)	$—	(1)	$9,417	$—	$9,417	(2)	$—
Total	$9,417		$—		$9,417	$—	$9,417		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged of $19,318.

Global Atlantic BlackRock Disciplined International Core Portfolio

Liabilities

						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Futures Contracts	$100,496	(1)	$—	(1)	$100,496	$—	$100,496	(2)	$—
Total	$100,496		$—		$100,496	$—	$100,496		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged of $316,062.

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Liabilities

						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Futures Contracts	$58,014	(1)	$—	(1)	$58,014	$—	$58,014	(2)	$—
Total	$58,014		$—		$58,014	$—	$58,014		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged of $146,415.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Liabilities

						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Futures Contracts	$7,946	(1)	$—	(1)	$7,946	$—	$7,946	(2)	$—
Total	$7,946		$—		$7,946	$—	$7,946		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged of $17,241.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Liabilities

						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Futures Contracts	$3,083	(1)	$—	(1)	$3,083	$—	$3,083	(2)	$—
Total	$3,083		$—		$3,083	$—	$3,083		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged of $25,490.

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Global Atlantic BlackRock Disciplined Value Portfolio

Liabilities

						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Futures Contracts	$97,507	(1)	$—	(1)	$97,507	$—	$97,507	(2)	$—
Total	$97,507		$—		$97,507	$—	$97,507		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged of $216,315.

Global Atlantic BlackRock High Yield Portfolio

Liabilities

						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Futures Contracts	$16,531	(1)	$—	(1)	$16,531	$—	$16,531	(2)	$—
Total	$16,531		$—		$16,531	$—	$16,531		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged of $45,264.

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Assets

						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Futures Contracts	$37,480	(1)		(1)	$37,480	$—	$37,480	(2)	$—
Total	$37,480		$—		$37,480	$—	$37,480		$—

Liabilities

						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Forward Exchange Contracts	$104,132	(1)	$—	(1)	$104,132	$—	$104,132	(2)	$—
Swap Contracts	15,052	(1)	—	(1)	15,052	—	15,052	(2)	—
Total	$119,184		$—		$119,184	$—	$119,184		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged of $57,390 for futures contracts and $159,989 for swap contracts.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Global Atlantic Goldman Sachs Core Fixed Income Portfolio’s Statement of Assets and Liabilities as of June 30, 2018:

Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Liability Derivatives
Interest Rate Contracts	Unrealized appreciation on futures contracts

Currency Contracts	Unrealized depreciation on forward foreign currency contracts

The following table sets forth the fair value of the Global Atlantic Goldman Sachs Core Fixed Income Portfolio’s derivative contracts by primary risk exposure as of June 30, 2018:

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Derivatives Investment Fair Value
				Total as of
	Equity	Interest Rate	Currency	June 30, 2018
Futures Contracts	$—	$37,480	$—	$37,480
Forward Foreign Currency Contracts	—	—	(104,132)	(104,132)
Total	$—	$37,480	$(104,132)	$(66,652)

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the location of derivative investments on the Global Atlantic Goldman Sachs Core Fixed Income Portfolio’s Statement of Operations for the six months ended June 30, 2018:

Derivative Investment Type	Location of Gain/(Loss) on Derivatives
Futures Contracts	Net realized loss on:
Futures contracts

Net change in unrealized appreciation on:
Futures contracts

Currency Contracts	Net realized gain on:
Forward foreign currency contracts

Net change in unrealized depreciation on:
Forward foreign currency contracts

Swap Contracts	Net realized gain on:
Swap contracts

Net change in unrealized depreciation on:
Swap contracts

The following is a summary of the Global Atlantic Goldman Sachs Core Fixed Income Portfolio’s realized and unrealized gain/(loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2018:

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the
Statement of Operations
				Total as of
	Equity	Interest Rate	Currency	June 30, 2018
Futures Contracts	$—	$54,409	$—	$54,409
Swap Contracts	—	15,052	—	15,052
Forward Foreign Currency Contracts	—	—	77,318	77,318
Total	$—	$69,461	$77,318	$146,779

Realized gain/(loss) on derivatives recognized in the Statement of Operations

				Total as of
	Equity	Interest Rate	Currency	June 30, 2018
Futures Contracts	$—	$(163,377)	$—	$(163,377)
Swap Contracts	—	48,822	—	48,822
Forward Foreign Currency Contracts	—	—	35,285	35,285
Total	$—	$(114,555)	$35,285	$(79,270)

The notional value of the derivative instruments outstanding as of June 30, 2018, as disclosed in the Portfolios of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio’s investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio estimates the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio or an underlying fund. Lower credit quality

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market’s perception that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser or the rating agencies than such securities actually do.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter (“OTC”) derivative instruments deemed to be “swaps.” The Commodity Futures Trading Commission (“CFTC”) has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis. The regulation of the derivatives markets has increased over the past several years, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio’s ability to achieve its investment result.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down.

A Portfolio may experience a substantial or complete loss on any individual security. Since the global financial crisis that began in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in slower growth and an unusually high degree of volatility in the financial markets, both domestic and foreign. In response to the financial crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. The Federal Reserve has since reduced its market support activities and has recently started raising interest rates. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental support could negatively affect the markets generally and increase market volatility. These and other changes in market conditions could reduce the value and liquidity of the securities in which a Portfolio invests. This environment could make identifying investment risks and opportunities especially difficult.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets

Quantitative Investing Risk – Investments selected using quantitative analysis or “models” may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). In addition, investments selected using models may react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. There is no guarantee that the use of quantitative analysis will result in effective investment decisions for a Portfolio. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Global Atlantic BlackRock Allocation Portfolio	$27,966,933	$23,746,646
Global Atlantic BlackRock Disciplined Core Portfolio	644,684,583	405,149,085
Global Atlantic BlackRock Disciplined Growth Portfolio	15,638,798	17,965,047
Global Atlantic BlackRock Disciplined International Core Portfolio	141,130,343	44,711,585
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	234,913,790	155,031,191
Global Atlantic BlackRock Disciplined Small Cap Portfolio	7,957,613	3,908,946
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	22,775,107	21,358,484
Global Atlantic BlackRock Disciplined Value Portfolio	226,390,697	242,142,542
Global Atlantic BlackRock High Yield Portfolio	16,624,190	16,485,445
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	169,437,003	103,559,205
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	31,065,393	21,535,513
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	99,343,830	94,173,919
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	204,883,013	136,816,015

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios’ investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic BlackRock Allocation Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined International Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Small Cap Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Value Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock High Yield Portfolio	BlackRock Investment Management, LLC
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Goldman Sachs Asset Management, L.P.
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	Goldman Sachs Asset Management, L.P.
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	Goldman Sachs Asset Management, L.P.
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	Goldman Sachs Asset Management, L.P.

The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. GFS provides a Principal Financial Officer to the Trust.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Portfolios, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio.

Portfolio	Advisory Fee*
Global Atlantic BlackRock Allocation Portfolio	0.22% of the first $1 billion
0.21% of the next $1 billion
0.20% over $2 billion

Global Atlantic BlackRock Disciplined Core Portfolio	0.39% of the first $1 billion
0.37% of the next $1 billion
0.35% over $2 billion

Global Atlantic BlackRock Disciplined Growth Portfolio	0.45% of the first $1 billion
0.43% of the next $1 billion
0.41% over $2 billion

Global Atlantic BlackRock Disciplined International Core Portfolio	0.60% of the first $1 billion
0.58% of the next $1 billion
0.56% over $2 billion

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Portfolio	Advisory Fee*
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.55% of the first $1 billion
0.53% of the next $1 billion
0.51% over $2 billion

Global Atlantic BlackRock Disciplined Small Cap Portfolio	0.54% of the first $1 billion
0.52% of the next $1 billion
0.50% over $2 billion

Global Atlantic BlackRock Disciplined U.S. Core Portfolio	0.39% of the first $1 billion
0.37% of the next $1 billion
0.35% over $2 billion

Global Atlantic BlackRock Disciplined Value Portfolio	0.45% of the first $1 billion
0.43% of the next $1 billion
0.41% over $2 billion

Global Atlantic BlackRock High Yield Portfolio	0.50% of the first $1 billion
0.48% of the next $1 billion
0.46% over $2 billion

Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.34% of the first $250 million
0.32% of the next $250 million
0.26% over $500 million

Global Atlantic Goldman Sachs Global Equity Insights Portfolio	0.63% of the first $250 million
0.61% of the next $250 million
0.58% of the next $500 million
0.55% over $1 billion

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	0.37% of the first $250 million
0.35% of the next $250 million
0.34% of the next $500 million
0.32% over $1 billion

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	0.55% of the first $250 million
0.53% of the next $250 million
0.51% of the next $500 million
0.48% over $1 billion

*	Calculated daily based on the average daily net assets.

With respect to each Portfolio, the Adviser has contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio’s shares listed below (“Waiver Agreement”). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the Adviser.

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Portfolio Expense Limitation

Portfolio	Class I	Class II	Expiration Date
Global Atlantic BlackRock Allocation Portfolio	0.31%	0.56%	April 30, 2020
Global Atlantic BlackRock Disciplined Core Portfolio	0.48%	0.73%	April 30, 2020
Global Atlantic BlackRock Disciplined Growth Portfolio	0.54%	0.79%	April 30, 2020
Global Atlantic BlackRock Disciplined International Core Portfolio	0.69%	0.94%	April 30, 2020
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.63%	0.88%	April 30, 2020
Global Atlantic BlackRock Disciplined Small Cap Portfolio	0.63%	0.88%	April 30, 2020
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	0.48%	0.73%	April 30, 2020
Global Atlantic BlackRock Disciplined Value Portfolio	0.54%	0.79%	April 30, 2020
Global Atlantic BlackRock High Yield Portfolio	0.59%	0.84%	April 30, 2020
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.43%	0.68%	April 30, 2020
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	0.72%	0.97%	April 30, 2020
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	0.46%	0.71%	April 30, 2020
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	0.64%	0.89%	April 30, 2020

For the six months ended June 30, 2018, the Adviser waived fees as follows:

Portfolio	Waiver
Global Atlantic BlackRock Allocation Portfolio	$3,269
Global Atlantic BlackRock Disciplined Core Portfolio	$19,442
Global Atlantic BlackRock Disciplined Growth Portfolio	$1,413
Global Atlantic BlackRock Disciplined International Core Portfolio	$3,493
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$14,171
Global Atlantic BlackRock Disciplined Small Cap Portfolio	$689
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	$1,119
Global Atlantic BlackRock Disciplined Value Portfolio	$15,106
Global Atlantic BlackRock High Yield Portfolio	$4,000
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$2,436
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	$1,087
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	$4,149
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	$3,708

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio’s operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio’s expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

The Adviser may recapture the following amounts by the following dates:

Portfolio	December 31, 2020
Global Atlantic BlackRock Allocation Portfolio	$853
Global Atlantic BlackRock Disciplined Core Portfolio	$—
Global Atlantic BlackRock Disciplined Growth Portfolio	$310
Global Atlantic BlackRock Disciplined International Core Portfolio	$190
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$1,748
Global Atlantic BlackRock Disciplined Small Cap Portfolio	$119
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	$307
Global Atlantic BlackRock Disciplined Value Portfolio	$—
Global Atlantic BlackRock High Yield Portfolio	$191
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$378
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	$225
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	$1,279
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	$—

On May 23, 2017, the U.S. Securities and Exchange Commission (“SEC”) granted an order allowing Commonwealth Annuity and Life Insurance Company (“Commonwealth”) to substitute certain variable investment options in which subaccounts of its Separate Accounts invest with the Portfolios included in this report.

As a condition of this order, the SEC required that Commonwealth or an affiliate thereof (other than the Trust) pay all expenses and transaction costs of the substitutions, including legal and accounting expenses, any applicable brokerage expenses and other fees and expenses so that no fees or charges were assessed to the affected contract owners to effect the substitutions. Please refer to the “payments from affiliate” line item on each Portfolio’s Statement of Operations for additional details.

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio’s Class II shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios’ shareholder accounts, not otherwise required to be provided by the Adviser. The Distributor is an affiliate of GFS.

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays GFS, an annual asset based fee, which is calculated and applied monthly, adjusted upward for any Portfolios with less than $5 million in assets, and subject to an annual minimum fee based on the number of Portfolios in the Trust. In consideration of its receipt of the annual fee, GFS pays all operational expenses of the Portfolios with the exception of legal counsel fees, Trustee fees, certain expenses related to Board meetings and costs associated with the preparation and filing of Forms N-PORT and N-CEN. Certain extraordinary expenses such as expenses incurred in connection with any merger, reorganization or litigation would be borne by the Portfolios.

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

For the six months ended June 30, 2018, the Trustees received fees as follows:

Portfolio	Fees Received
Global Atlantic BlackRock Allocation Portfolio	$3,502
Global Atlantic BlackRock Disciplined Core Portfolio	$19,032
Global Atlantic BlackRock Disciplined Growth Portfolio	$816
Global Atlantic BlackRock Disciplined International Core Portfolio	$4,826
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$6,167
Global Atlantic BlackRock Disciplined Small Cap Portfolio	$697
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	$998
Global Atlantic BlackRock Disciplined Value Portfolio	$12,509
Global Atlantic BlackRock High Yield Portfolio	$3,366
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$2,656
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	$1,186
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	$3,679
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	$4,543

Certain affiliates of the Distributor and GFS provide ancillary services to the Portfolios as follows:

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from GFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, Commonwealth Annuity and Life Insurance Company owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – Commonwealth Annuity and Life Insurance Company , certain accounts, or the Adviser’s affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio’s shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

Global Atlantic Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Global Atlantic BlackRock Allocation Portfolio	$87,227,700	$2,066,562	$(1,517,010)	$549,552
Global Atlantic BlackRock Disciplined Core Portfolio	586,397,106	33,107,412	(17,186,954)	15,920,458
Global Atlantic BlackRock Disciplined Growth Portfolio	18,232,367	1,737,786	(396,612)	1,341,174
Global Atlantic BlackRock Disciplined International Core Portfolio	167,843,564	5,154,425	(10,102,353)	(4,947,928)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	191,813,610	14,230,714	(5,040,896)	9,189,818
Global Atlantic BlackRock Disciplined Small Cap Portfolio	19,438,639	2,274,039	(918,669)	1,355,370
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	24,652,674	1,495,555	(702,443)	793,112
Global Atlantic BlackRock Disciplined Value Portfolio	295,435,523	11,261,864	(10,823,702)	438,162
Global Atlantic BlackRock High Yield Portfolio	84,051,087	332,939	(3,386,923)	(3,053,984)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	109,109,899	64,490	(769,653)	(705,163)
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	33,524,876	1,766,144	(1,314,168)	451,976
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	91,460,054	6,658,788	(2,273,556)	4,385,232
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	151,578,435	5,070,502	(5,107,979)	(37,477)

Global Atlantic Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018 (Unaudited)

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Global Atlantic BlackRock Allocation Portfolio	$360,733	$—	$—	$—	$—	$1,184,554	$1,545,287
Global Atlantic BlackRock Disciplined Core Portfolio	2,371,759	308,649	—	—	—	8,545,866	11,226,274
Global Atlantic BlackRock Disciplined Growth Portfolio	160,018	19,883	—	—	—	466,167	646,068
Global Atlantic BlackRock Disciplined International Core Portfolio	259,227	—	—	—	—	1,498,072	1,757,299
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	606,964	98,124	—	—	—	2,183,245	2,888,333
Global Atlantic BlackRock Disciplined Small Cap Portfolio	66,753	11,425	—	—	—	202,016	280,194
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	249,314	22,695	—	—	—	586,947	858,956
Global Atlantic BlackRock Disciplined Value Portfolio	2,167,892	294,354	—	—	—	8,512,518	10,974,764

Global Atlantic BlackRock High Yield Portfolio	475,457	6,251	—	—	—	(515,386)	(33,678)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	46,844	—	—	(36,478)	—	(53,632)	(43,266)
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	36,251	44,780	—	—	—	552,372	633,403
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	679,783	1,933	—	—	—	1,825,506	2,507,222
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	374,387	21,208	—	—	—	1,412,564	1,808,159

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for real estate investment trusts, return of capital distributions from C-Corporations and the mark-to-market on passive foreign investment companies, open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(71,016), $314, $7,220, $(27,008), and $(3,067) for Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic Goldman Sachs Core Fixed Income Portfolio, and Global Atlantic Goldman Sachs Global Equity Insights Portfolio, respectively.

Global Atlantic Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018 (Unaudited)

At December 31, 2017, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring	Non-Expiring
	Expiring	Short-Term	Long-Term	Total
Global Atlantic BlackRock Allocation Portfolio	$—	$—	$—	$—
Global Atlantic BlackRock Disciplined Core Portfolio	—	—	—	$—
Global Atlantic BlackRock Disciplined Growth Portfolio	—	—	—	$—
Global Atlantic BlackRock Disciplined International Core Portfolio	—	—	—	$—
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	—	—	—	$—
Global Atlantic BlackRock Disciplined Small Cap Portfolio	—	—	—	$—
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	—	—	—	$—
Global Atlantic BlackRock Disciplined Value Portfolio	—	—	—	$—

Global Atlantic BlackRock High Yield Portfolio	—	—	—	$—
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	—	22,071	14,407	$36,478
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	—	—	—	$—
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	—	—	—	$—
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	—	—	—	$—

Global Atlantic Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018 (Unaudited)

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses and short-term capital gains, non-deductible expenses, foreign currency losses, and adjustments related to real estate investment trusts, C-Corporation return of capital distributions, passive foreign investment companies and swaps, resulted in reclassification for the following Portfolios for the period ended December 31, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Global Atlantic BlackRock Allocation Portfolio	$—	$(81,818)	$81,818
Global Atlantic BlackRock Disciplined Core Portfolio	—	(33)	33
Global Atlantic BlackRock Disciplined Growth Portfolio	—	(11)	11
Global Atlantic BlackRock Disciplined International Core Portfolio	—	(3,508)	3,508
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	—	(33)	33
Global Atlantic BlackRock Disciplined Small Cap Portfolio	—	—	—
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	—	(12)	12
Global Atlantic BlackRock Disciplined Value Portfolio	—	(36)	36
Global Atlantic BlackRock High Yield Portfolio	—	—	—
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	—	(2,849)	2,849
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	—	(9,425)	9,425
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	—	(1,933)	1,933
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	—	(21,298)	21,298

Global Atlantic Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018 (Unaudited)

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Global Atlantic BlackRock Allocation Portfolio currently invests a portion of its assets in iShares Core S&P 500 ETF. The iShares Core S&P 500 ETF is registered under the 1940 Act as an open-end management investment company. The Portfolio may redeem its investment from the iShares Core S&P 500 ETF at any time if the Adviser determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolio will be directly affected by the performance of the iShares Core S&P 500 ETF. The financial statements of the iShares Core S&P 500 ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of June 30, 2018, the Portfolio invested 24.5% of its net assets in the iShares Core S&P 500 ETF.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the statements of assets and liabilities have been evaluated through the date the financial statements were issued. Management has concluded that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Global Atlantic Portfolios
EXPENSE EXAMPLES
June 30, 2018 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses

The “Actual” expenses set of columns in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses set of columns in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example for a specific Portfolio with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees or other expenses charged by your insurance contract or separate account. Therefore, the Hypothetical columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

			Ending	Expenses	Ending	Expenses
	Portfolio’s	Beginning	Account	Paid	Account	Paid
	Annualized	Account Value	Value	During	Value	During
Class I Shares	Expense Ratio	1-1-18	6-30-18	Period*	6-30-18	Period**
Global Atlantic BlackRock Allocation Portfolio	0.31%	$1,000.00	$999.00	$1.54	$1,023.26	$1.56
Global Atlantic BlackRock Disciplined Core Portfolio	0.48%	$1,000.00	$1,030.80	$2.42	$1,022.41	$2.41
Global Atlantic BlackRock Disciplined International Core Portfolio	0.69%	$1,000.00	$966.70	$3.36	$1,021.37	$3.46
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.63%	$1,000.00	$1,066.70	$3.23	$1,021.67	$3.16
Global Atlantic BlackRock Disciplined Small Cap Portfolio	0.63%	$1,000.00	$1,080.20	$3.25	$1,021.67	$3.16

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Global Atlantic Portfolios
EXPENSE EXAMPLES (Continued)
June 30, 2018 (Unaudited)

					Hypothetical
					(5% return before
			Actual		expenses)

		Beginning	Ending	Expenses	Ending	Expenses
	Portfolio’s	Account	Account	Paid	Account	Paid
	Annualized	Value	Value	During	Value	During
Class I Shares	Expense Ratio	1-1-18	6-30-18	Period*	6-30-18	Period**
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	0.48%	$1,000.00	$1,030.80	$2.42	$1,022.41	$2.41
Global Atlantic BlackRock Disciplined Value Portfolio	0.54%	$1,000.00	$988.50	$2.66	$1,022.12	$2.71
Global Atlantic BlackRock High Yield Portfolio	0.59%	$1,000.00	$987.90	$2.91	$1,021.87	$2.96
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.43%	$1,000.00	$984.00	$2.12	$1,022.66	$2.16
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	0.72%	$1,000.00	$1,017.50	$3.60	$1,021.22	$3.61
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	0.46%	$1,000.00	$1,066.00	$2.36	$1,022.51	$2.31
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	0.64%	$1,000.00	$999.00	$3.17	$1,021.62	$3.21

		Beginning	Ending	Expenses	Ending	Expenses
	Portfolio’s	Account	Account	Paid	Account	Paid
	Annualized	Value	Value	During	Value	During
Class II Shares	Expense Ratio	1-1-18	6-30-18	Period*	6-30-18	Period**
Global Atlantic BlackRock Allocation Portfolio	0.56%	$1,000.00	$999.00	$2.78	$1,022.02	$2.81
Global Atlantic BlackRock Disciplined Core Portfolio	0.73%	$1,000.00	$1,028.90	$3.67	$1,021.17	$3.66
Global Atlantic BlackRock Disciplined Growth Portfolio	0.79%	$1,000.00	$1,071.70	$4.06	$1,020.88	$3.96
Global Atlantic BlackRock Disciplined International Core Portfolio	0.94%	$1,000.00	$966.60	$4.58	$1,020.13	$4.71
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.88%	$1,000.00	$1,065.70	$4.51	$1,020.43	$4.41
Global Atlantic BlackRock Disciplined Small Cap Portfolio	0.88%	$1,000.00	$1,079.30	$4.54	$1,020.43	$4.41
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	0.73%	$1,000.00	$1,027.90	$3.67	$1,021.17	$3.66
Global Atlantic BlackRock Disciplined Value Portfolio	0.79%	$1,000.00	$987.60	$3.89	$1,020.88	$3.96
Global Atlantic BlackRock High Yield Portfolio	0.84%	$1,000.00	$986.90	$4.14	$1,020.63	$4.21
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.68%	$1,000.00	$984.00	$3.35	$1,021.42	$3.41
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	0.97%	$1,000.00	$1,016.50	$4.85	$1,019.98	$4.86
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	0.71%	$1,000.00	$1,065.10	$3.64	$1,021.27	$3.56
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	0.89%	$1,000.00	$998.10	$4.41	$1,020.38	$4.46

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES FORETHOUGHT VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Forethought Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Forethought Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

What we do:
How does Forethought Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Forethought Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Forethought Variable Insurance Trust has no affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●     Forethought Variable Insurance Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Forethought Variable Insurance Trust does not jointly market.

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PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 (disclosed on Form N-PX) as well as information regarding the policies and procedures that the Portfolios use to determine how to vote proxies (disclosed in the Portfolios’ Statement of Additional Information) is available without charge, upon request, by calling 1-877-881-7735 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Qs are available: (i) on the SEC’s website at http://www.sec.gov; (ii) on the Portfolios’ website at www.geminifund.com/GlobalAtlanticDocuments; and (iii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER	ADMINISTRATOR
Global Atlantic Investment Advisors, LLC	Gemini Fund Services, LLC
10 West Market Street, Suite 2300	80 Arkay Drive, Suite 110
Indianapolis, IN 46204	Hauppauge, NY 11788

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC	Goldman Sachs Asset Management, L.P.
1 University Square	200 West Street
Princeton, NJ 08536	New York, NY 10282

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. (a) Schedule of investments in securities of unaffiliated issuers is included under Item 1; (b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. There were no material changes to the procedure by which shareholders recommend nominees to the registrant’s Board of Trustees since the date of the Registrant’s prior report of Form N-CSR or, as applicable, in response to the requirements of Item 407(c)(2)(iv) of Regulation S-X (per item 22(b)(15) of Schedule 14A).

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the Registrant’s internal control over financial reporting that occurred during the second quarter of the fiscal period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 12(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 12(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forethought Variable Insurance Trust

By

 /s/ Robert M. Arena, Jr.

Robert M. Arena, Jr., President

Date 8/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

 /s/ Robert M. Arena, Jr.

Robert M. Arena, Jr., President

Date 8/27/18

By

/s/ Laura Szalyga

Laura Szalyga, Treasurer

Date 8/27/18